UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08274
MassMutual Institutional Funds
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)
Frederick C. Castellani 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/04

Item 1. Schedule of Investments.

MassMutual Money Market Fund —

Portfolio of Investments

September 30, 2004 (Unaudited)

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 100.1%
Commercial Paper — 60.5%
Alabama Power Co. (+)
1.750%	10/26/2004	$10,000,000	$9,987,847
American Honda Finance Corp.
1.420%	10/08/2004	9,310,000	9,307,430
American Honda Finance Corp.
1.550%	10/13/2004	3,500,000	3,498,191
Anheuser-Busch Cos., Inc.
1.660%	11/08/2004	1,650,000	1,647,109
Anheuser-Busch Cos., Inc.
1.700%	11/17/2004	10,000,000	9,977,805
Bemis Co.
1.610%	10/06/2004	6,300,000	6,298,591
Bemis Co.
1.650%	10/13/2004	3,690,000	3,687,971
Bemis Co.
1.750%	11/02/2004	3,100,000	3,095,178
Caterpillar Financial Services Corp.
1.580%	11/01/2004	9,845,000	9,831,605
Caterpillar Financial Services Corp.
1.670%	11/30/2004	1,215,000	1,211,618
CIT Group, Inc.
1.580%	10/25/2004	1,225,000	1,223,709
CIT Group, Inc.
1.780%	11/02/2004	8,100,000	8,087,184
CIT Group, Inc.
1.950%	03/21/2005	3,900,000	3,863,876
The Coca-Cola Co.
1.500%	10/15/2004	11,000,000	10,993,583
The Coca-Cola Co.
1.500%	10/12/2004	1,475,000	1,474,324
Dow Jones & Co., Inc. (+)
1.700%	10/18/2004	5,000,000	4,995,986
Eli Lilly & Co. (+)
1.510%	10/04/2004	11,500,000	11,498,553
Florida Power & Light Co.
1.760%	10/07/2004	4,830,000	4,828,583
Florida Power & Light Co.
1.760%	10/12/2004	6,000,000	5,996,773
Gannett Co., Inc.
1.630%	10/20/2004	12,000,000	11,989,677
General Electric Capital Corp.
1.590%	10/18/2004	7,020,000	7,014,729
General Electric Co.
1.730%	10/29/2004	5,900,000	5,892,061
Goldman Sachs Group, Inc.
1.600%	11/10/2004	6,200,000	6,188,978
Goldman Sachs Group, Inc.
1.620%	11/23/2004	4,725,000	4,713,731
Goldman Sachs Group, Inc.
1.650%	11/23/2004	2,055,000	2,050,008

1

Harley-Davidson, Inc. (+)
1.730%	10/15/2004	$1,155,000	$1,154,223
Harley-Davidson, Inc. (+)
1.750%	10/25/2004	6,045,000	6,037,947
Hewlett-Packard Co. (+)
1.560%	10/25/2004	4,615,000	4,610,201
Hewlett-Packard Co. (+)
1.590%	10/25/2004	7,000,000	6,992,580
Household Finance Corp.
1.320%	10/05/2004	12,000,000	11,998,240
Kimberly-Clark Worldwide (+)
1.560%	10/22/2004	11,860,000	11,849,207
L’Oreal USA, Inc. (+)
1.730%	10/13/2004	5,700,000	5,696,713
L’Oreal USA, Inc. (+)
1.760%	10/29/2004	7,400,000	7,389,870
McCormick & Co., Inc. (+)
1.560%	11/03/2004	13,500,000	13,480,695
McCormick & Co., Inc. (+)
1.600%	10/26/2004	4,210,000	4,205,322
Minnesota Mining & Manufacturing Co.
1.710%	10/27/2004	6,885,000	6,876,497
Nestle Capital Corp. (+)
1.600%	11/16/2004	7,600,000	7,584,462
Nestle Capital Corp. (+)
1.640%	11/05/2004	5,200,000	5,191,709
Paccar Financial Corp.
1.480%	10/12/2004	4,675,000	4,672,886
Paccar Financial Corp.
1.610%	11/15/2004	8,400,000	8,383,095
PepsiCo, Inc.
1.700%	10/08/2004	4,780,000	4,778,420
Pfizer, Inc. (+)
1.480%	10/01/2004	5,250,000	5,250,000
Pfizer, Inc. (+)
1.680%	11/16/2004	1,800,000	1,796,136
Pfizer, Inc. (+)
1.790%	12/16/2004	1,580,000	1,574,029
Pfizer, Inc. (+)
1.810%	12/22/2004	4,200,000	4,182,684
Procter & Gamble Co. (+)
1.460%	10/06/2004	5,500,000	5,498,885
Procter & Gamble Co. (+)
1.690%	12/01/2004	7,300,000	7,279,096
Unilever Capital Corp. (+)
1.710%	11/09/2004	6,545,000	6,532,875
Unilever Capital Corp. (+)
1.740%	12/10/2004	6,400,000	6,378,347
United Parcel Service, Inc. (+)
1.070%	12/30/2004	1,515,000	1,510,948
Wal-Mart Stores, Inc. (+)
1.620%	10/19/2004	12,860,000	12,849,587
Wisconsin Gas Co.
1.770%	10/01/2004	7,000,000	7,000,000
			320,109,754

2

U.S. Treasury Bills — 39.6%
U.S. Treasury Bill
1.085%	10/07/2004	$13,875,000	$13,872,491
U.S. Treasury Bill
1.090%	10/14/2004	8,140,000	8,136,796
U.S. Treasury Bill
1.335%	10/21/2004	6,425,000	6,420,235
U.S. Treasury Bill
1.345%	11/18/2004	10,680,000	10,660,848
U.S. Treasury Bill
1.358%	10/14/2004	6,620,000	6,616,755
U.S. Treasury Bill
1.388%	11/04/2004	5,235,000	5,228,140
U.S. Treasury Bill
1.392%	10/28/2004	3,720,000	3,716,116
U.S. Treasury Bill
1.420%	10/28/2004	11,730,000	11,717,507
U.S. Treasury Bill
1.435%	11/04/2004	12,415,000	12,398,174
U.S. Treasury Bill
1.465%	12/02/2004	3,065,000	3,057,267
U.S. Treasury Bill
1.490%	12/09/2004	6,960,000	6,940,124
U.S. Treasury Bill
1.510%	12/02/2004	8,135,000	8,113,845
U.S. Treasury Bill
1.520%	10/21/2004	3,175,000	3,172,319
U.S. Treasury Bill
1.530%	10/28/2004	7,255,000	7,246,675
U.S. Treasury Bill
1.540%	10/21/2004	5,195,000	5,190,555
U.S. Treasury Bill
1.575%	12/23/2004	9,060,000	9,027,101
U.S. Treasury Bill
1.575%	12/30/2004	7,815,000	7,784,229
U.S. Treasury Bill
1.580%	11/18/2004	7,650,000	7,633,884
U.S. Treasury Bill
1.607%	12/09/2004	15,550,000	15,502,105
U.S. Treasury Bill
1.635%	12/16/2004	10,025,000	9,990,397
U.S. Treasury Bill
1.706%	02/10/2005	470,000	467,060
U.S. Treasury Bill
1.739%	02/10/2005	2,640,000	2,623,171
U.S. Treasury Bill
1.745%	01/13/2005	11,875,000	11,815,137
U.S. Treasury Bill
1.750%	02/24/2005	6,695,000	6,647,484
U.S. Treasury Bill
1.781%	01/20/2005	11,020,000	10,959,485

3

U.S. Treasury Bill
1.785%	01/27/2005	$9,015,000	$8,962,255
U.S. Treasury Bill
1.835%	03/03/2005	6,085,000	6,037,545
			209,937,700

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost) (*)			530,047,454

TOTAL INVESTMENTS — 100.1%

Other Assets/(Liabilities) — (0.1%)			(681,635)

NET ASSETS — 100.0%			$529,365,819

Notes to Portfolio of Investments

(*)         See Note 3 for aggregate cost for Federal tax purposes.

(+)         Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities amounted to a value of $153,527,902 or 29.0% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

4

MassMutual Short-Duration Bond
Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 77.5%
ASSET BACKED SECURITIES — 2.5%
Capital Auto Receivables Asset Trust Series 2003-1, Class A2A
2.270%	01/17/2006	$1,250,000	$1,250,976
Chase Mortgage Finance Co. Series 2003-S11, Class 1A-1
5.000%	10/25/2033	3,201,089	3,135,503
Ford Credit Auto Owner Trust Series 2002-B, Class A3A
4.140%	12/15/2005	309,588	310,701
Ford Credit Auto Owner Trust Series 2003-A, Class A3A
2.200%	07/17/2006	1,300,000	1,300,203
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4
6.910%	09/15/2009	2,500,000	2,685,439
MMCA Automobile Trust Series 2002-3, Class A3
2.970%	03/15/2007	1,453,770	1,454,906
New Century Home Equity Loan Trust Series 1997-NC5, Class A6
6.700%	10/25/2028	288,174	288,894
Rental Car Finance Corp. Series 1999-1A, Class A (+)
5.900%	02/25/2007	83,333	83,333

TOTAL ASSET BACKED SECURITIES (Cost $10,339,701)			10,509,955

CORPORATE DEBT — 35.2%
Allied Waste North America Series B
5.750%	02/15/2011	365,000	346,750
Amerada Hess Corp.
5.900%	08/15/2006	700,000	728,708
American General Finance Corp.
5.875%	07/14/2006	1,000,000	1,050,222
American Greetings Corp.
6.100%	08/01/2028	1,900,000	2,028,250
American Honda Finance Corp. (+)
3.850%	11/06/2008	900,000	904,838
American Standard, Inc.
7.625%	02/15/2010	900,000	1,019,250
Ametek, Inc.
7.200%	07/15/2008	1,330,000	1,452,437
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	1,135,000	1,143,129
AOL Time Warner, Inc.
5.625%	05/01/2005	1,140,000	1,160,439
Aramark Services, Inc.
8.150%	05/01/2005	1,050,000	1,079,805
Australian Gas Light Co. Limited (+)
6.400%	04/15/2008	930,000	1,011,678

1

Bank of America Corp.
3.250%	08/15/2008	$500,000	$493,470
Blyth, Inc.
7.900%	10/01/2009	610,000	690,976
Bombardier Capital, Inc. (+)
6.125%	06/29/2006	295,000	292,610
Bombardier, Inc. (+) (++)
6.750%	05/01/2012	375,000	342,176
BP Capital Markets PLC
2.750%	12/29/2006	2,500,000	2,491,582
Briggs & Stratton Corp.
8.875%	03/15/2011	1,805,000	2,154,719
British Telecom PLC
7.875%	12/15/2005	2,000,000	2,118,434
British Telecom PLC
8.375%	12/15/2010	1,125,000	1,356,587
Cabot Corp. (+)
5.250%	09/01/2013	600,000	604,707
Camden Property Trust
7.000%	11/15/2006	1,000,000	1,068,493
Capitol Records, Inc. (+)
8.375%	08/15/2009	1,365,000	1,521,975
Carolina Power & Light Co.
5.125%	09/15/2013	780,000	798,864
CarrAmerica Realty Corp.
6.625%	03/01/2005	400,000	405,863
CenturyTel, Inc. Series E
6.150%	01/15/2005	1,000,000	1,009,757
Certegy, Inc.
4.750%	09/15/2008	300,000	308,977
Chesapeake Energy Corp. (+)
7.000%	08/15/2014	365,000	385,987
Chesapeake Energy Corp.
7.500%	06/15/2014	575,000	628,187
CIT Group, Inc.
5.125%	09/30/2014	650,000	649,224
Clear Channel Communications, Inc.
4.250%	05/15/2009	885,000	876,931
CNF, Inc.
8.875%	05/01/2010	930,000	1,094,806
Comcast Corp.
5.850%	01/15/2010	625,000	665,164
ConAgra Foods, Inc.
7.500%	09/15/2005	1,000,000	1,041,140
Consolidated Natural Gas Co. Series C
6.250%	11/01/2011	1,190,000	1,298,424
Cox Enterprises, Inc. (+)
4.375%	05/01/2008	1,200,000	1,171,730
Crane Co.
5.500%	09/15/2013	250,000	258,009
CSX Corp.
6.250%	10/15/2008	1,900,000	2,059,760
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	1,700,000	1,715,237

2

Deutsche Telekom International Finance BV
8.250%	06/15/2005	$1,155,000	$1,199,649
Diageo Finance BV
3.000%	12/15/2006	1,000,000	998,748
Dominion Resources, Inc.
2.800%	02/15/2005	1,500,000	1,501,897
Dominion Resources, Inc.
7.195%	09/15/2014	620,000	707,358
DPL, Inc.
8.250%	03/01/2007	1,000,000	1,080,000
Electronic Data Systems Corp. Series B (++)
6.000%	08/01/2013	765,000	771,596
Emerald Investment Grade CBO Limited (+)
1.735%	05/24/2011	1,849,535	1,824,104
Entergy Gulf States, Inc.
5.250%	08/01/2015	2,200,000	2,163,500
Enterprise Products Operating LP (+)
4.000%	10/15/2007	125,000	125,690
Enterprise Products Operating LP
7.500%	02/01/2011	1,300,000	1,480,153
Equifax, Inc.
4.950%	11/01/2007	500,000	522,340
ERAC USA Finance Co. (+)
7.950%	12/15/2009	1,155,000	1,350,805
ERAC USA Finance Co. (+)
8.250%	05/01/2005	1,000,000	1,030,981
FedEx Corp.
1.880%	04/01/2005	570,000	570,552
First Industrial LP
7.600%	05/15/2007	880,000	967,092
Fiserv, Inc.
4.000%	04/15/2008	500,000	505,897
Ford Motor Credit Co.
5.800%	01/12/2009	2,325,000	2,409,842
Ford Motor Credit Co. (++)
7.000%	10/01/2013	35,000	37,005
Ford Motor Credit Co.
7.375%	10/28/2009	300,000	328,600
Foster’s Finance Corp. (+)
6.875%	06/15/2011	1,000,000	1,128,681
FPL Group Capital, Inc.
6.125%	05/15/2007	1,000,000	1,069,096
Franklin Resources, Inc.
3.700%	04/15/2008	1,025,000	1,027,171
General Mills, Inc.
2.625%	10/24/2006	4,300,000	4,237,826
General Motors Acceptance Corp.
6.150%	04/05/2007	1,600,000	1,681,394
General Motors Corp. (++)
7.125%	07/15/2013	1,475,000	1,539,733
Glencore Funding LLC (+)
6.000%	04/15/2014	900,000	872,863
Goldman Sachs Group, Inc.
3.875%	01/15/2009	400,000	400,403

3

Goldman Sachs Group, Inc.
5.150%	01/15/2014	$500,000	$503,028
Harrah’s Operating Co., Inc. (+)
5.500%	07/01/2010	485,000	501,138
HCA, Inc.
6.950%	05/01/2012	1,000,000	1,079,763
Household Finance Corp.
4.125%	12/15/2008	1,250,000	1,264,251
Household Finance Corp.
6.375%	10/15/2011	175,000	192,886
Humana, Inc.
7.250%	08/01/2006	500,000	533,759
Idex Corp.
6.875%	02/15/2008	675,000	731,164
iStar Financial, Inc. Series B
4.875%	01/15/2009	200,000	200,406
iStar Financial, Inc. Series B
5.700%	03/01/2014	385,000	385,837
J.C. Penney Co., Inc.
7.950%	04/01/2017	710,000	820,050
Jefferies Group, Inc.
7.500%	08/15/2007	250,000	277,713
Jones Apparel Group, Inc.
7.875%	06/15/2006	1,000,000	1,076,571
JP Morgan Chase & Co.
3.125%	12/11/2006	1,250,000	1,253,929
JP Morgan Chase & Co.
5.125%	09/15/2014	130,000	130,697
Kellwood Co.
7.625%	10/15/2017	1,185,000	1,303,009
Kellwood Co.
7.875%	07/15/2009	300,000	335,356
Kennametal, Inc.
7.200%	06/15/2012	1,065,000	1,161,952
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	1,000,000	1,048,942
Lafarge Corp.
6.375%	07/15/2005	1,000,000	1,026,638
Leucadia National Corp.
7.000%	08/15/2013	1,260,000	1,253,700
Liberty Media Corp.
3.500%	09/25/2006	4,145,000	4,128,246
Lubrizol Corp.
5.500%	10/01/2014	480,000	476,718
Marriott International, Inc. Series E
7.000%	01/15/2008	1,550,000	1,693,098
The May Department Stores Co. (+)
3.950%	07/15/2007	470,000	473,661
MCI, Inc.
5.908%	05/01/2007	118,000	116,968
MCI, Inc.
6.688%	05/01/2009	118,000	113,723
MCI, Inc.
7.735%	05/01/2014	102,000	96,645

4

MGM Grand, Inc.
6.950%	02/01/2005	$600,000	$607,500
MGM Mirage (+)
6.000%	10/01/2009	400,000	405,500
MGM Mirage (+)
6.750%	09/01/2012	340,000	351,900
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,270,000	1,250,065
Mohawk Industries, Inc. Series C
6.500%	04/15/2007	700,000	748,191
Monongahela Power Co. (+)
6.700%	06/15/2014	500,000	541,869
National Rural Utilities Cooperative Finance Corp.
4.375%	10/01/2010	500,000	505,777
National Rural Utilities Cooperative Finance Corp.
7.250%	03/01/2012	1,540,000	1,782,182
Navistar International Corp.
7.500%	06/15/2011	815,000	870,012
Newell Rubbermaid, Inc.
4.000%	05/01/2010	400,000	389,031
Nisource Finance Corp.
3.200%	11/01/2006	750,000	747,697
Norfolk Southern Corp.
6.000%	04/30/2008	625,000	673,695
Norfolk Southern Corp.
7.350%	05/15/2007	1,000,000	1,093,882
Nova Chemicals Corp.
6.500%	01/15/2012	365,000	376,862
Pacific Energy Partners LP/Pacific Energy Finance Corp. (+)
7.125%	06/15/2014	540,000	584,550
Pacific Gas & Electric Co.
4.800%	03/01/2014	950,000	942,938
Park Place Entertainment Corp.
8.500%	11/15/2006	600,000	660,750
Pilgrims Pride Corp.
9.625%	09/15/2011	150,000	168,000
Plains All American Pipeline Co.
5.625%	12/15/2013	685,000	708,536
Precision Castparts Corp.
5.600%	12/15/2013	1,500,000	1,535,577
Procter & Gamble Co.
3.500%	12/15/2008	4,000,000	3,996,956
PSEG Power LLC
5.500%	12/01/2015	775,000	775,002
Rogers Cable, Inc.
5.500%	03/15/2014	535,000	492,200
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	450,000	414,000
Ryder System, Inc.
6.600%	11/15/2005	250,000	259,905
Simon Property Group LP
6.875%	11/15/2006	930,000	986,085
SLM Corp.
5.000%	10/01/2013	4,000,000	4,020,056

5

Smithfield Foods, Inc. (+)
7.000%	08/01/2011	$1,125,000	$1,175,625
Sony Capital Corp. (+)
4.950%	11/01/2006	650,000	674,370
Sprint Capital Corp.
8.375%	03/15/2012	125,000	151,392
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	690,000	780,563
Steelcase, Inc.
6.375%	11/15/2006	1,605,000	1,672,511
SuperValu, Inc.
7.500%	05/15/2012	1,500,000	1,743,230
Tampa Electric Co.
5.375%	08/15/2007	980,000	1,024,971
TCI Communications, Inc.
6.875%	02/15/2006	2,750,000	2,883,331
Textron Financial Corp. Series E
2.690%	10/03/2006	3,500,000	3,473,529
Thomas & Betts Corp.
6.500%	01/15/2006	425,000	440,001
Timken Co.
5.750%	02/15/2010	670,000	694,948
Timken Co. Series A
6.750%	08/21/2006	650,000	677,848
Toro Co.
7.125%	06/15/2007	1,050,000	1,114,604
Toyota Motor Credit Corp.
4.350%	12/15/2010	1,800,000	1,841,157
TransAlta Corp.
5.750%	12/15/2013	1,250,000	1,284,092
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	580,000	721,148
Tri-State Generation & Transmission Association Series 2003, Class A (+)
6.040%	01/31/2018	700,000	734,076
Tyco International Group SA
6.000%	11/15/2013	2,350,000	2,536,209
United Rentals North America, Inc.
6.500%	02/15/2012	800,000	770,000
USA Interactive
7.000%	01/15/2013	1,100,000	1,203,825
Verizon Global Funding Corp. Series MTNA
7.600%	03/15/2007	1,250,000	1,373,734
Verizon New England, Inc.
6.500%	09/15/2011	500,000	551,570
Vodafone Group PLC
5.375%	01/30/2015	100,000	103,403
The Walt Disney Co.
6.750%	03/30/2006	800,000	843,176
Washington Mutual, Inc.
2.400%	11/03/2005	2,000,000	1,995,606
Weyerhaeuser Co.
5.500%	03/15/2005	630,000	638,274

6

Williams Gas Pipelines Central, Inc. (+)
7.375%	11/15/2006	$500,000	$538,125
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	994,022

TOTAL CORPORATE DEBT (Cost $150,170,205)			151,666,177

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp. Series 2003-12, Class 1A
5.000%	12/25/2033	2,300,111	2,252,915
AES Eastern Energy LP Series 1999-1, Class A
9.000%	01/02/2017	597,161	671,806
Asset Securitization Corp. Series 1995-MD4, Class A1
7.100%	08/13/2029	515,688	539,137
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1
3.804%	09/25/2033	1,000,173	1,000,186
Countrywide Home Loans, Inc. Series 2004-23, Class 1A1
4.385%	02/25/2034	995,966	1,001,494
CS First Boston Mortgage Securities Corp. Series 2003-7, Class 1A24
4.500%	02/25/2033	1,390,836	1,392,776
CS First Boston Mortgage Securities Corp. Series 2004-C1, Class A1
2.254%	01/15/2037	1,342,791	1,321,932
First Nationwide Trust Series 2001-5, Class A1
6.750%	10/21/2031	462,139	468,791
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A1
5.033%	12/10/2035	1,023,954	1,052,711
GSR Mortgage Loan Trust Series 2004-9
4.720%	08/25/2034	1,976,503	2,001,827
IndyMac Bancorp, Inc. Mortgage Loan Trust Series 2004-AR4, Class 1A
4.820%	08/25/2034	3,073,572	3,124,911
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class IA
4.308%	07/25/2033	963,087	968,527
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA
4.178%	02/25/2034	512,669	516,251
Morgan Stanley Mortgage Loan Trust Series 2004-2AR, Class PT3
5.218%	02/25/2034	301,944	307,111
Salomon Brothers Mortgage Securities Series 2001-MMA, Class A1 (+)
5.323%	02/18/2034	279,254	281,275
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
5.077%	03/25/2034	2,187,217	2,223,541

7

Structured Asset Securities Corp. Series 2002-11A, Class 2A1
5.600%	06/25/2032	$865,582	$880,730
Structured Asset Securities Corp. Series 2003-30, Class 1A1
5.500%	10/25/2033	2,521,816	2,525,443
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A
7.000%	03/25/2034	2,091,129	2,163,647
Washington Mutual, Inc. Series 2004-AR2, Class A
2.688%	04/25/2044	2,792,634	2,815,924
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1
4.300%	09/25/2034	2,608,948	2,613,229

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,194,186)			30,124,164

SOVEREIGN DEBT OBLIGATIONS — 0.3%

Republic of South Africa
6.500%	06/02/2014	950,000	1,014,125
United Mexican States
8.375%	01/14/2011	300,000	351,750

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,274,931)			1,365,875

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.3%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.0%
Pass-Through Securities
FHLMC
7.500%	06/01/2015	97,404	103,781

Federal National Mortgage Association (FNMA) — 12.4%
Collateralized Mortgage Obligations — 1.6%
FNMA (*)
5.000%	10/01/2034	6,800,000	6,727,750

Other — 8.5%
FNMA (Benchmark Note)
6.000%	12/15/2005	35,000,000	36,525,132

Pass-Through Securities — 2.3%
FNMA
5.000%	08/01/2033	6,394,992	6,344,532
FNMA
5.500%	02/01/2018 - 05/01/2018	2,221,103	2,299,796
FNMA
6.420%	11/01/2008	1,068,658	1,166,094
FNMA
8.000%	05/01/2013	738	799

8

FNMA
9.000%	10/01/2009	$66,214	$71,070
Total Pass-Through Securities			9,882,291
Total Federal National Mortgage Association (FNMA)			53,135,173

Government National Mortgage Association (GNMA) — 4.9%
Pass-Through Securities
GNMA
5.000%	05/15/2033 - 01/15/2034	9,789,017	9,769,448
GNMA
5.500%	06/15/2033 - 07/15/2034	9,450,003	9,638,389
GNMA
6.500%	09/15/2032	1,255,936	1,329,035
GNMA
7.500%	08/15/2029	357,638	387,143
GNMA
8.000%	09/15/2007 - 10/15/2007	100,823	110,303
Total Pass-Through Securities			21,234,318

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $73,169,770)			74,473,272

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Inflation Index
3.875%	01/15/2009	2,067,343	2,328,668
U.S. Treasury Note
4.000%	02/15/2014	3,160,000	3,136,300
U.S. Treasury Note (++)
5.000%	08/15/2011	42,250,000	45,412,151
U.S. Treasury Note
6.500%	10/15/2006	13,500,000	14,533,594

TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,485,474)			65,410,713

TOTAL BONDS & NOTES (Cost $330,634,267)			333,550,156

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 34.7%
Cash Equivalents — 11.4% (**)
American AAdvanage Select Money Market Fund
		$672,617	$672,617
Bank of America Bank Note
1.875%	10/19/2004	2,177,433	2,177,433
Bank of America Bank Note
1.880%	12/23/2004	1,674,948	1,674,948
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	293,580	293,580
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	1,339,959	1,339,959

9

Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	$845,849	$845,849
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	1,339,959	1,339,959
BGIF Institutional Money Market Fund		6,029,813	6,029,813

Calyon Eurodollar Time Deposit
1.610%	10/22/2004	2,609,570	2,609,570
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	16,749	16,749
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	3,349,896	3,349,896
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	2,009,938	2,009,938
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	334,990	334,990
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	167,495	167,495
Dreyfus Cash Management Plus, Inc. Money Market Fund
		1,004,969	1,004,969
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	502,484	502,484
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	1,507,453	1,507,453
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	1,001,619	1,001,619
Freddie Mac Agency Discount Note
1.672%	10/05/2004	3,011,799	3,011,799
General Electric Capital Corp.
1.623%	10/08/2004	1,004,968	1,004,968
General Electric Capital Corp.
1.652%	10/08/2004	1,172,464	1,172,464
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	1,339,959	1,339,959
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	669,979	669,979
Merrill Lynch Premier Institutional Money Market Fund
		759,535	759,535
Merrimac Cash Fund, Premium Class
		3,014,907	3,014,907
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	2,210,932	2,210,932
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	1,674,948	1,674,948
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	1,339,959	1,339,959
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	1,339,959	1,339,959
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	2,411,925	2,411,925
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	1,839,093	1,839,093
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	502,484	502,484
			49,172,232

10

Commercial Paper — 23.3%
Alcoa, Inc. (***)
1.600%	10/06/2004	$7,600,000	$7,598,311
Autoliv ASP, Inc. (+) (***)
1.680%	11/05/2004	10,000,000	9,983,666
Boston Scientific Corp. (+) (***)
1.740%	11/29/2004	2,955,000	2,946,573
Burlington Northern Santa Fe Corp. (+) (***)
1.600%	10/04/2004	2,230,000	2,229,703
CIT Group, Inc. (***)
1.720%	11/30/2004	1,860,000	1,854,295
CIT Group, Inc. (***)
1.870%	02/25/2005	1,630,000	1,617,268
CIT Group, Inc. (***)
1.970%	03/21/2005	1,545,000	1,530,975
DaimlerChrysler North America Holding Corp. (***)
1.700%	10/14/2004	5,785,000	5,781,449
DaimlerChrysler North America Holding Corp. (***)
1.850%	12/13/2004	2,000,000	1,992,230
Elsevier Finance SA (+) (***)
1.580%	10/04/2004	4,450,000	4,449,414
General Electric Capital Corp. (***)
1.100%	12/22/2004	1,780,000	1,772,244
General Electric Capital Corp. (***)
1.650%	11/10/2004	4,400,000	4,391,934
General Mills, Inc. (+) (***)
1.310%	10/15/2004	3,925,000	3,923,001
ITT Industries, Inc. (+) (***)
1.800%	10/18/2004	800,000	799,320
ITT Industries, Inc. (+) (***)
1.810%	10/18/2004	5,545,000	5,540,261
John Deere Capital Corp. (+) (***)
1.780%	10/27/2004	4,925,000	4,918,669
Kellogg Co. (+) (***)
1.700%	11/03/2004	1,480,000	1,477,694
Kellogg Co. (+) (***)
1.880%	12/13/2004	1,830,000	1,822,890
Kellogg Co. (+) (***)
1.900%	12/14/2004	4,390,000	4,372,714
KeySpan Corp. (+) (***)
1.820%	11/09/2004	4,075,000	4,066,965
KeySpan Corp. (+) (***)
1.850%	12/15/2004	2,280,000	2,271,288
Kraft Foods, Inc. (***)
1.670%	10/29/2004	8,000,000	7,989,609
Kraft Foods, Inc. (***)
1.720%	12/08/2004	360,000	358,696
Kraft Foods, Inc. (***)
1.820%	12/08/2004	655,000	652,627
McCormick & Co., Inc. (+) (***)
1.600%	10/26/2004	4,690,000	4,684,789

11

McCormick & Co., Inc. (+) (***)
1.980%	02/15/2005	$2,235,000	$2,218,722
McCormick & Co., Inc. (+) (***)
2.000%	02/22/2005	2,000,000	1,984,694
Reed Elsevier (+) (***)
1.840%	10/28/2004	4,000,000	3,994,480
Tribune Co. (+) (***)
1.680%	11/08/2004	3,080,000	3,074,538
			100,299,019

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost) (*)			149,471,251

TOTAL INVESTMENTS — 112.2% (Cost $480,108,506) (****)			$483,021,407

Other Assets/(Liabilities) — (12.2%)			(52,448,586)

NET ASSETS — 100.0%			$430,572,821

Notes to Portfolio of Investments

(*)                                 A portion of this security is purchased on a forward commitment basis (Note 2).

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   All or a portion of this security is segregated to cover forward purchase commitments.  (Note 2).

(****)            See Note 3 for aggregate cost for Federal tax purposes.

(+)                                 Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities amounted to a value of $83,673,628 or 19.4% of net assets.

(++)                          Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

12

MassMutual Inflation-Protected Bond
Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 98.2%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds — 27.4%
U.S. Treasury Inflation Index
2.375%	01/15/2025	$3,537,037	$3,685,703
U.S. Treasury Inflation Index
3.375%	04/15/2032	3,217,307	4,080,449
U.S. Treasury Inflation Index
3.625%	04/15/2028	12,091,401	15,337,187
U.S. Treasury Inflation Index
3.875%	04/15/2029	13,935,617	18,482,112
Total U.S. Treasury Bonds			41,585,451

U.S. Treasury Notes — 70.8%
U.S. Treasury Inflation Index
1.875%	07/15/2013	12,787,872	13,013,657
U.S. Treasury Inflation Index
2.000%	01/15/2014	13,315,919	13,644,656
U.S. Treasury Inflation Index
2.000%	07/15/2014	4,129,904	4,225,408
U.S. Treasury Inflation Index
3.000%	07/15/2012	14,911,585	16,519,240
U.S. Treasury Inflation Index
3.375%	01/15/2012	3,877,491	4,393,682
U.S. Treasury Inflation Index
3.500%	01/15/2011	7,422,070	8,398,536
U.S. Treasury Inflation Index
3.625%	01/15/2008	17,504,231	19,205,423
U.S. Treasury Inflation Index
3.875%	01/15/2009	16,688,883	18,798,461
U.S. Treasury Inflation Index
4.250%	01/15/2010	7,734,246	8,988,644
Total U.S. Treasury Notes			107,187,707

TOTAL BONDS & NOTES (Cost $149,000,016)			148,773,158

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)	$1,611,884	$1,611,884

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		1,611,884

1

TOTAL INVESTMENTS — 99.3% (Cost $150,611,900) (*)	$150,385,042

Other Assets/(Liabilities) — 0.7%	1,051,478

NET ASSETS — 100.0%	$151,436,520

Notes to Portfolio of Investments

(*)                                 See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $1,611,940. Collaterized by U.S. Government Agency obligation with a rate of 3.421%, maturity date of 02/01/2026, and an aggregate market value, including accrued interest, of $1,692,650.

The accompanying notes are an integral part of the portfolio of investments.

2

MassMutual Core Bond Fund —
Portfolio of Investments

September 30, 2004 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 94.0%
ASSET BACKED SECURITIES — 2.3%
Capital Auto Receivables Asset Trust Series 2003-1, Class A2A
2.270%	01/17/2006	$5,341,000	$5,345,171
Chase Mortgage Finance Co. Series 2003-S11, Class 1A-1
5.000%	10/25/2033	11,809,194	11,567,241
Community Program Loan Trust Series 1987-A, Class A4
4.500%	10/01/2018	1,098,102	1,124,266
Conseco Finance Securitizations Corp. Series 2001-C, Class AI4
6.190%	03/15/2030	1,017,942	1,069,239
Ford Credit Auto Owner Trust Series 2003-A, Class A3A
2.200%	07/17/2006	5,786,000	5,786,903
National City Auto Receivables Trust Series 2002-A, Class A4
4.830%	08/15/2009	2,678,000	2,734,490
New Century Home Equity Loan Trust Series 1997-NC5, Class A6
6.700%	10/25/2028	1,214,941	1,217,979
Travelers Funding Limited Series 1A, Class A1 (+)
6.300%	02/18/2014	2,026,898	2,107,974
Vanderbilt Mortgage and Finance, Inc. Series 2002-C, Class A2
4.230%	02/07/2015	5,058,000	5,092,786

TOTAL ASSET BACKED SECURITIES (Cost $35,847,124)			36,046,049

CORPORATE DEBT — 45.1%
Alcan Aluminum Limited
6.250%	11/01/2008	2,023,000	2,201,926
Alliance Pipeline LP (+)
6.996%	12/31/2019	1,753,492	2,021,776
Allied Waste North America Series B
5.750%	02/15/2011	1,400,000	1,330,000
American General Finance Corp.
5.875%	07/14/2006	3,714,000	3,900,525
American Greetings Corp.
6.100%	08/01/2028	6,995,000	7,467,162
American Honda Finance Corp. (+)
3.850%	11/06/2008	3,277,000	3,294,617
American Standard, Inc.
7.625%	02/15/2010	3,290,000	3,725,925
Ametek, Inc.
7.200%	07/15/2008	4,770,000	5,209,117
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	3,439,000	3,463,630
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	4,046,000	4,533,757

1

Aramark Services, Inc.
7.000%	07/15/2006	$910,000	$966,716
Aramark Services, Inc.
7.000%	05/01/2007	151,000	163,192
Aramark Services, Inc.
8.150%	05/01/2005	1,533,000	1,576,516
AT&T Broadband Corp.
8.375%	03/15/2013	132,000	159,851
AT&T Corp. (++)
6.000%	03/15/2009	16,000	16,280
Australian Gas Light Co. Limited (+)
6.400%	04/15/2008	3,425,000	3,725,804
Avnet, Inc. (++)
8.000%	11/15/2006	77,000	82,390
Bank of America Corp.
3.250%	08/15/2008	4,495,000	4,436,300
Bank of America Corp.
4.250%	10/01/2010	1,480,000	1,483,844
Bank One Corp.
6.000%	08/01/2008	2,428,000	2,627,213
Barrick Gold Corp.
7.500%	05/01/2007	3,237,000	3,558,615
Bausch & Lomb, Inc.
7.125%	08/01/2028	3,295,000	3,484,054
Blyth, Inc.
7.900%	10/01/2009	2,250,000	2,548,683
Boeing Capital Corp.
5.800%	01/15/2013	635,000	681,325
Bombardier Capital, Inc. (+)
6.125%	06/29/2006	1,000,000	991,900
Bombardier, Inc. (+) (++)
6.750%	05/01/2012	1,425,000	1,300,270
BP Capital Markets PLC
2.750%	12/29/2006	10,034,000	10,000,216
BRE Properties, Inc.
7.450%	01/15/2011	2,023,000	2,325,473
Briggs & Stratton Corp.
8.875%	03/15/2011	6,910,000	8,248,813
British Telecom PLC
7.875%	12/15/2005	8,230,000	8,717,356
Buckeye Partners LP
4.625%	07/15/2013	2,023,000	1,952,759
Cabot Corp. (+)
5.250%	09/01/2013	3,237,000	3,262,394
Capital One Bank Series BKNT
8.250%	06/15/2005	2,023,000	2,100,111
Capitol Records, Inc. (+) (++)
8.375%	08/15/2009	4,631,000	5,163,565
Carlisle Companies, Inc.
6.700%	05/15/2008	3,641,000	3,976,900
CarrAmerica Realty Corp.
6.625%	03/01/2005	1,728,000	1,753,327
Cendant Corp.
6.875%	08/15/2006	809,000	862,273

2

Centerpoint Energy, Inc. Series B
5.875%	06/01/2008	$3,619,000	$3,777,946
CenturyTel, Inc. Series E
6.150%	01/15/2005	1,618,000	1,633,787
Certegy, Inc.
4.750%	09/15/2008	1,133,000	1,166,902
Champion International Corp.
6.400%	02/15/2026	2,023,000	2,132,539
Chesapeake Energy Corp. (+)
7.000%	08/15/2014	1,460,000	1,543,950
Chesapeake Energy Corp. (++)
7.500%	06/15/2014	2,000,000	2,185,000
Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	1,821,000	1,906,316
Cingular Wireless
5.625%	12/15/2006	647,000	676,990
CIT Group, Inc.
4.125%	02/21/2006	1,250,000	1,271,907
CIT Group, Inc.
6.875%	11/01/2009	4,046,000	4,546,506
CIT Group, Inc.
7.375%	04/02/2007	2,152,000	2,360,058
Citigroup, Inc.
6.750%	12/01/2005	14,161,000	14,829,413
Citigroup, Inc.
7.250%	10/01/2010	149,904	175,965
CNF, Inc.
8.875%	05/01/2010	2,023,000	2,381,498
Colonial Pipeline Co. (+)
7.630%	04/15/2032	1,813,000	2,304,887
Comcast Cable Communications, Inc.
6.375%	01/30/2006	2,314,000	2,409,455
Comcast Cable Communications, Inc.
8.375%	05/01/2007	2,023,000	2,259,845
Comcast Corp.
5.850%	01/15/2010	1,250,000	1,330,327
Cominco Limited
6.875%	02/15/2006	2,428,000	2,543,733
Commercial Credit Co. (*)
7.750%	03/01/2005	2,428,000	2,482,919
ConAgra Foods, Inc.
7.500%	09/15/2005	3,443,000	3,584,645
Consolidated Natural Gas Co. Series C
6.250%	11/01/2011	3,751,000	4,092,765
Cooper Industries Limited
5.250%	07/01/2007	4,046,000	4,243,218
Cox Communications, Inc.
6.750%	03/15/2011	180,000	192,651
Cox Enterprises, Inc. (+)
4.375%	05/01/2008	1,425,000	1,391,430
Crane Co.
5.500%	09/15/2013	971,000	1,002,105
CSX Corp.
6.250%	10/15/2008	3,401,000	3,686,970

3

CSX Corp.
7.250%	05/01/2027	$3,237,000	$3,687,500
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	4,580,000	4,621,051
Dana Corp.
7.000%	03/15/2028	1,265,000	1,271,325
Delhaize America, Inc.
9.000%	04/15/2031	4,275,000	5,144,317
Deutsche Telekom International Finance BV
8.250%	06/15/2005	3,484,000	3,618,681
Diageo Finance BV
3.000%	12/15/2006	2,266,000	2,263,163
Dominion Resources, Inc.
2.800%	02/15/2005	2,796,000	2,799,537
Dominion Resources, Inc.
7.195%	09/15/2014	1,800,000	2,053,620
Dover Corp.
6.250%	06/01/2008	1,618,000	1,779,365
DPL, Inc.
8.250%	03/01/2007	2,525,000	2,727,000
Duke Energy Field Services Corp. (*)
7.875%	08/16/2010	4,046,000	4,761,992
Electronic Data Systems Corp. Series B (++)
6.000%	08/01/2013	2,822,000	2,846,331
Emerald Investment Grade CBO Limited (+)
1.735%	05/24/2011	2,265,680	2,234,527
Entergy Gulf States, Inc.
5.250%	08/01/2015	9,710,000	9,548,901
Enterprise Products Operating LP (+)
4.000%	10/15/2007	930,000	935,133
Enterprise Products Operating LP
7.500%	02/01/2011	4,427,000	5,040,489
Equifax, Inc.
4.950%	11/01/2007	1,691,000	1,766,556
ERAC USA Finance Co. (+)
6.625%	05/15/2006	1,457,000	1,536,443
ERAC USA Finance Co. (+)
6.700%	06/01/2034	3,555,000	3,757,674
ERAC USA Finance Co. (+)
6.750%	05/15/2007	3,641,000	3,937,818
FedEx Corp.
1.880%	04/01/2005	2,175,000	2,177,108
First Industrial LP
7.000%	12/01/2006	1,821,000	1,946,727
First Industrial LP
7.600%	05/15/2007	2,428,000	2,668,294
FirstEnergy Corp. Series A
5.500%	11/15/2006	99,000	103,051
FirstEnergy Corp. Series B
6.450%	11/15/2011	99,000	107,996
Florida Gas Transmission Co. (+)
8.630%	11/01/2004	1,618,000	1,623,534
Ford Motor Co.
6.375%	02/01/2029	3,331,000	2,927,673

4

Ford Motor Co.
6.625%	02/15/2028	$2,410,000	$2,181,332
Forte CDO (Cayman) Limited Series A3-A (+)
7.011%	04/12/2013	1,214,000	1,281,984
Foster’s Finance Corp. (+)
6.875%	06/15/2011	900,000	1,015,813
France Telecom SA
9.250%	03/01/2031	3,467,000	4,596,732
Franklin Resources, Inc.
3.700%	04/15/2008	3,823,000	3,831,097
General American Transportation Corp.
8.625%	12/01/2004	319,000	322,129
General Mills, Inc.
2.625%	10/24/2006	15,682,000	15,455,254
General Mills, Inc.
8.900%	06/15/2006	1,821,000	1,996,909
General Motors Acceptance Corp.
6.150%	04/05/2007	8,045,000	8,454,257
General Motors Acceptance Corp. (*)
6.875%	09/15/2011	5,096,000	5,345,821
General Motors Corp.
8.375%	07/15/2033	2,808,000	2,981,456
Glencore Funding LLC (+)
6.000%	04/15/2014	3,500,000	3,394,468
Goldman Sachs Group LP
5.000%	10/01/2014	3,150,000	3,115,841
Goodrich (B.F.) Co.
7.500%	04/15/2008	3,480,000	3,889,077
Harrah’s Operating Co., Inc. (+)
5.500%	07/01/2010	1,740,000	1,797,897
HCA, Inc.
6.950%	05/01/2012	3,835,000	4,140,891
Hearst-Argyle Television, Inc.
7.000%	11/15/2007	1,618,000	1,751,339
Hershey Foods Corp. (*)
7.200%	08/15/2027	4,289,000	5,142,241
Household Finance Corp.
4.125%	12/15/2008	3,813,000	3,856,472
Household Finance Corp.
6.375%	10/15/2011	732,000	806,813
Humana, Inc. (*)
7.250%	08/01/2006	4,046,000	4,319,174
IBM Canada Credit Services Corp. (+)
3.750%	11/30/2007	1,214,000	1,244,535
ICI Wilmington, Inc.
7.050%	09/15/2007	1,618,000	1,746,982
Idex Corp.
6.875%	02/15/2008	3,581,000	3,878,961
International Flavors & Fragrances, Inc.
6.450%	05/15/2006	3,034,000	3,192,976
Interpool, Inc.
7.350%	08/01/2007	1,618,000	1,626,090
iStar Financial, Inc. Series B
4.875%	01/15/2009	770,000	771,565

5

iStar Financial, Inc. Series B
5.700%	03/01/2014	$1,475,000	$1,478,208
J.C. Penney Co., Inc.
7.950%	04/01/2017	2,665,000	3,078,075
Jefferies Group, Inc.
7.500%	08/15/2007	2,003,000	2,225,033
Jones Apparel Group, Inc.
7.875%	06/15/2006	2,428,000	2,613,914
JP Morgan Chase & Co.
3.125%	12/11/2006	5,308,000	5,324,683
JP Morgan Chase & Co.
5.125%	09/15/2014	1,090,000	1,095,843
Kellwood Co.
7.625%	10/15/2017	4,450,000	4,893,158
Kellwood Co.
7.875%	07/15/2009	1,065,000	1,190,516
Kennametal, Inc.
7.200%	06/15/2012	3,840,000	4,189,574
Kern River Funding Corp. (+)
4.893%	04/30/2018	3,931,168	3,963,522
KeySpan Corp. (*)
6.150%	06/01/2006	4,046,000	4,246,532
KeySpan Gas East Corp. Series MTNA
6.900%	01/15/2008	525,000	577,455
Kimco Realty Corp. Series MTNB
7.860%	11/01/2007	3,040,000	3,453,984
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	3,593,000	3,768,849
The Kroger Co.
6.750%	04/15/2012	4,264,000	4,768,525
Lafarge Corp.
6.375%	07/15/2005	1,618,000	1,661,100
Leucadia National Corp.
7.000%	08/15/2013	2,495,000	2,482,525
Leucadia National Corp.
7.750%	08/15/2013	2,023,000	2,103,920
Liberty Media Corp.
3.500%	09/25/2006	10,475,000	10,432,660
Marriott International, Inc. Series E
7.000%	01/15/2008	5,571,000	6,085,320
Masco Corp.
6.750%	03/15/2006	4,046,000	4,268,550
The May Department Stores Co. (+)
3.950%	07/15/2007	1,700,000	1,713,243
MCI, Inc.
5.908%	05/01/2007	447,000	443,089
MCI, Inc.
6.688%	05/01/2009	447,000	430,796
MCI, Inc.
7.735%	05/01/2014	382,000	361,945
Meritor Automotive, Inc.
6.800%	02/15/2009	3,000,000	3,075,000
Merrill Lynch & Co., Inc.
2.940%	01/30/2006	15,419,000	15,484,238

6

MGM Mirage (+)
6.000%	10/01/2009	$1,500,000	$1,520,625
MGM Mirage (+)
6.750%	09/01/2012	3,500,000	3,622,500
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	5,745,000	5,654,821
Miller (Herman), Inc.
7.125%	03/15/2011	2,428,000	2,707,543
Millipore Corp.
7.500%	04/01/2007	3,034,000	3,239,557
Mobil Corp. (*)
8.625%	08/15/2021	3,641,000	4,980,447
Mohawk Industries, Inc. Series D
7.200%	04/15/2012	1,760,000	2,026,070
Monongahela Power Co. (+)
6.700%	06/15/2014	1,825,000	1,977,824
National Rural Utilities Cooperative Finance Corp.
3.250%	10/01/2007	1,274,000	1,262,143
National Rural Utilities Cooperative Finance Corp.
8.000%	03/01/2032	1,919,000	2,478,552
Navistar International Corp.
7.500%	06/15/2011	3,010,000	3,213,175
Newell Rubbermaid, Inc.
4.000%	05/01/2010	1,618,000	1,573,630
News America Holdings, Inc.
8.875%	04/26/2023	2,678,000	3,450,065
News America, Inc.
6.750%	01/09/2038	1,618,000	1,801,782
Nisource Finance Corp.
3.200%	11/01/2006	2,213,000	2,206,204
Norfolk Southern Corp.
6.000%	04/30/2008	2,300,000	2,479,198
Nortel Networks Limited
6.125%	02/15/2006	842,000	858,840
North Finance (Bermuda) Limited (+)
7.000%	09/15/2005	1,618,000	1,663,181
Northern Natural Gas Co. (+)
7.000%	06/01/2011	809,000	925,696
Nova Chemicals Corp.
6.500%	01/15/2012	1,345,000	1,388,712
Oak Hill Securities Fund II (+)
8.920%	10/15/2006	2,270,000	2,356,995
Pacific Energy Partners LP/Pacific Energy Finance Corp. (+)
7.125%	06/15/2014	1,985,000	2,148,762
Pacific Gas & Electric Co.
6.050%	03/01/2034	2,540,000	2,585,217
Park Place Entertainment Corp.
7.000%	04/15/2013	1,618,000	1,800,025
Park Place Entertainment Corp.
7.500%	09/01/2009	1,760,000	1,984,400
Park Place Entertainment Corp.
8.500%	11/15/2006	445,000	490,056

7

Piedmont Natural Gas Co. Series E
6.000%	12/19/2033	$1,667,000	$1,719,616
Pilgrims Pride Corp.
9.625%	09/15/2011	550,000	616,000
Plains All American Pipeline Co.
5.625%	12/15/2013	2,405,000	2,487,633
Precision Castparts Corp.
5.600%	12/15/2013	1,821,000	1,864,190
Precision Castparts Corp.
8.750%	03/15/2005	4,006,000	4,110,180
Procter & Gamble Co.
5.500%	02/01/2034	3,030,000	3,051,798
PSEG Power LLC
5.500%	12/01/2015	2,913,000	2,913,009
Qwest Capital Funding, Inc.
7.750%	02/15/2031	3,107,000	2,376,855
Qwest Corp. (+)
9.125%	03/15/2012	1,987,000	2,185,700
Raytheon Co.
6.500%	07/15/2005	2,428,000	2,499,879
Republic Services, Inc.
7.125%	05/15/2009	3,034,000	3,419,940
Rogers Cable, Inc.
5.500%	03/15/2014	2,000,000	1,840,000
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	1,700,000	1,564,000
Ryder System, Inc.
6.600%	11/15/2005	3,075,000	3,196,838
Simon Property Group LP
6.875%	11/15/2006	1,214,000	1,287,211
Simon Property Group LP
7.375%	01/20/2006	3,115,000	3,284,313
SLM Corp.
5.000%	10/01/2013	8,240,000	8,281,315
SLM Corp.
5.625%	08/01/2033	2,875,000	2,778,659
Smithfield Foods, Inc. (+)
7.000%	08/01/2011	4,170,000	4,357,650
Sony Capital Corp. (+)
4.950%	11/01/2006	2,674,000	2,774,254
Sprint Capital Corp.
6.900%	05/01/2019	3,118,000	3,413,702
Sprint Capital Corp.
7.125%	01/30/2006	809,000	853,061
Sprint Capital Corp.
8.375%	03/15/2012	1,497,000	1,813,071
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	2,565,000	2,901,656
Steelcase, Inc.
6.375%	11/15/2006	5,913,000	6,161,719
SuperValu, Inc. (*)
7.875%	08/01/2009	5,664,000	6,497,939
Tampa Electric Co.
5.375%	08/15/2007	3,480,000	3,639,694

8

TCI Communications, Inc.
6.875%	02/15/2006	$1,134,000	$1,188,981
Telecom Italia Capital SA (+)
6.000%	09/30/2034	1,940,000	1,894,907
Temple-Inland, Inc. Series MTND (*)
8.125%	12/15/2006	4,305,000	4,609,837
Tenet Healthcare Corp.
6.375%	12/01/2011	503,000	451,443
Tenet Healthcare Corp.
6.500%	06/01/2012	1,570,000	1,405,150
Textron Financial Corp. Series E
2.690%	10/03/2006	4,034,000	4,003,491
Thomas & Betts Corp.
6.500%	01/15/2006	1,600,000	1,656,474
The Thomson Corp.
6.200%	01/05/2012	2,144,000	2,364,521
Time Warner Companies, Inc.
7.750%	06/15/2005	2,266,000	2,337,300
Timken Co.
5.750%	02/15/2010	2,540,000	2,634,579
Timken Co. Series A
6.750%	08/21/2006	2,343,000	2,443,381
Toro Co.
7.800%	06/15/2027	4,071,000	4,578,654
Toyota Motor Credit Corp.
4.350%	12/15/2010	5,794,000	5,926,480
Trains 5-2002 (+)
5.936%	01/25/2007	3,680,392	3,855,431
Trains 10-2002 (+) (+++)
0.000%	01/15/2012	3,397,824	3,824,047
TransAlta Corp.
5.750%	12/15/2013	4,847,000	4,979,197
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	2,180,000	2,710,523
Tri-State Generation & Transmission Association Series 2003, Class A (+)
6.040%	01/31/2018	2,164,000	2,269,344
Tri-State Generation & Transmission Association Series 2003, Class B (+)
7.144%	07/31/2033	2,403,000	2,669,228
TTX Co. (+)
4.500%	12/15/2010	5,260,000	5,147,383
Tyco International Group SA
6.375%	02/15/2006	3,415,000	3,570,140
Tyco International Group SA
6.375%	10/15/2011	2,480,000	2,742,682
Tyco International Group SA
6.875%	01/15/2029	1,090,000	1,221,527
United Air Lines, Inc. Series 91B (**) (+++)
10.110%	02/19/2006	501,793	190,054
United Rentals North America, Inc.
6.500%	02/15/2012	3,065,000	2,950,062
US Airways, Inc. Cl. B (**) (+++)
7.500%	04/15/2008	1,087,971	—

9

USA Interactive
7.000%	01/15/2013	$4,195,000	$4,590,949
Verizon Global Funding Corp.
7.750%	12/01/2030	2,780,000	3,329,389
Verizon Global Funding Corp. Series MTNA (*)
7.600%	03/15/2007	4,046,000	4,446,501
VF Corp.
8.100%	10/01/2005	1,416,000	1,488,407
Vodafone Group PLC
5.375%	01/30/2015	558,000	576,987
Vulcan Materials Co.
6.000%	04/01/2009	3,237,000	3,491,629
The Walt Disney Co.
6.750%	03/30/2006	3,111,000	3,278,901
Washington Mutual, Inc.
2.400%	11/03/2005	7,505,000	7,488,512
Westvaco Corp.
7.650%	03/15/2027	2,250,000	2,638,800
Westvaco Corp.
8.400%	06/01/2007	785,000	875,122
Weyerhaeuser Co.
5.500%	03/15/2005	2,409,000	2,440,637
Williams Gas Pipelines Central, Inc. (+)
7.375%	11/15/2006	2,225,000	2,394,656
WPP Finance (USA) Corp.
6.625%	07/15/2005	2,650,000	2,686,986
XTO Energy, Inc.
4.900%	02/01/2014	4,100,000	4,075,490
York International Corp.
6.625%	08/15/2006	1,942,000	2,053,593

TOTAL CORPORATE DEBT (Cost $690,739,112)			710,629,748

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp. Series 2003-12, Class 1A
5.000%	12/25/2033	8,161,686	7,994,213
AES Eastern Energy LP Series 1999-1, Class A
9.000%	01/02/2017	2,207,107	2,482,995
Asset Securitization Corp. Series 1995-MD4, Class A1 (*)
7.100%	08/13/2029	1,095,206	1,145,007
Bank of America Large Loan Series 2001-FMA, Class A2 (+)
6.490%	12/13/2016	1,537,000	1,696,001
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1
3.804%	09/25/2033	3,906,924	3,906,977
Countrywide Home Loans, Inc. Series 2004-23, Class 1A1
4.385%	02/25/2034	3,781,294	3,802,280
CS First Boston Mortgage Securities Corp. Series 1998-C2, Class A1
5.960%	11/11/2030	1,055,824	1,089,597

10

CS First Boston Mortgage Securities Corp. Series 2003-7, Class 1A24
4.500%	02/25/2033	$5,377,898	$5,385,402
CS First Boston Mortgage Securities Corp. Series 2004-C1, Class A1
2.254%	01/15/2037	5,102,607	5,023,341
First Nationwide Trust Series 2001-5, Class A1
6.750%	10/21/2031	1,049,441	1,064,546
GMAC Mortgage Corp. Loan Trust Series 2001-J5, Class A7
6.750%	11/25/2031	566,643	566,643
GSR Mortgage Loan Trust Series 2002-8F, Class 3AA1
6.500%	09/25/2032	412,281	412,011
GSR Mortgage Loan Trust Series 2004-9
4.720%	08/25/2034	7,294,238	7,387,695
IndyMac Bancorp, Inc. Mortgage Loan Trust Series 2004-AR4, Class 1A
4.820%	08/25/2034	10,229,231	10,400,095
MASTR Asset Securitization Trust Series 2002-6, Class 6A1
6.500%	10/25/2032	1,150,645	1,171,482
MASTR Asset Securitization Trust Series 2003-12, Class 6A1
5.000%	12/25/2033	12,793,064	12,532,316
Merrill Lynch Mortgage Investors, Inc. Series 1998-C1, Class A1
6.310%	11/15/2026	1,031,931	1,055,150
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class IA
4.308%	07/25/2033	2,407,717	2,421,318
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA
4.178%	02/25/2034	2,090,112	2,104,715
Morgan Stanley Dean Witter Capital I Series 2001-280, Class A1 (+)
6.148%	02/03/2011	2,360,400	2,529,164
Morgan Stanley Mortgage Loan Trust Series 2004-2AR, Class PT3
5.218%	02/25/2034	1,101,207	1,120,050
Residential Accredit Loans, Inc. Series 1996-QS5, Class M2
8.000%	09/25/2026	1,374,127	1,374,127
Salomon Brothers Mortgage Securities Series 2001-MMA, Class A1 (+)
5.323%	02/18/2034	992,528	999,709
Starwood Commercial Mortgage Trust Series 1999-C1A, Class B (+)
6.920%	02/03/2014	2,428,000	2,704,080
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
5.077%	03/25/2034	8,416,879	8,556,662
Structured Asset Securities Corp. Series 2002-11A, Class 2A1
5.600%	06/25/2032	3,321,459	3,379,585

11

Structured Asset Securities Corp. Series 2003-30, Class 1A1
5.500%	10/25/2033	$8,434,635	$8,446,764
Vendee Mortgage Trust Series 1992-1, Class 2Z
7.750%	05/15/2022	2,306,575	2,452,010
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A
7.000%	03/25/2034	7,841,732	8,113,676
Washington Mutual, Inc. Series 2003-S11, Class A1
5.000%	11/25/2033	15,467,992	15,151,017
Washington Mutual, Inc. Series 2004-AR2, Class A
2.688%	04/25/2044	10,378,922	10,465,481
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1
4.300%	09/25/2034	9,672,797	9,688,670

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $146,538,873)			146,622,779

SOVEREIGN DEBT OBLIGATIONS — 0.5%

Chile Government International Bond
5.500%	01/15/2013	2,355,000	2,453,910
Republic of South Africa
6.500%	06/02/2014	3,300,000	3,522,750
United Mexican States
8.300%	08/15/2031	2,023,000	2,301,163

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,717,179)			8,277,823

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.2%
Federal Home Loan Mortgage Corporation (FHLMC) — 4.4%
Collateralized Mortgage Obligations — 0.4%
FHLMC Series 1337, Class D
6.000%	08/15/2007	140,143	142,293
FHLMC Series 2178, Class PB
7.000%	08/15/2029	4,532,000	4,793,609
FHLMC Series W067, Class A
6.420%	12/01/2005	574,791	596,506
Total Collateralized Mortgage Obligations			5,532,408

Pass-Through Securities — 4.0%
FHLMC (++)
4.250%	07/15/2009	11,645,000	11,911,903
FHLMC
5.500%	06/01/2033	9,367,800	9,517,099
FHLMC
6.000%	06/01/2016 - 02/01/2018	1,963,199	2,059,902
FHLMC
6.500%	05/01/2016 - 07/01/2017	3,224,154	3,416,019

12

FHLMC
6.625%	09/15/2009	$24,915,000	$28,139,444
FHLMC
7.000%	07/01/2029 - 10/01/2031	3,221,159	3,422,313
FHLMC
7.500%	06/01/2015 - 01/01/2031	1,739,130	1,868,355
FHLMC
8.000%	03/01/2015 - 08/01/2015	1,930,737	2,034,439
FHLMC
8.250%	05/01/2017	193,274	208,367
FHLMC
8.500%	11/01/2025	300,236	327,365
FHLMC
9.000%	03/01/2017	22,743	24,678
Total Pass-Through Securities			62,929,884
Total Federal Home Loan Mortgage Corporation (FHLMC)			68,462,292

Federal National Mortgage Association (FNMA) — 0.9%
Collateralized Mortgage Obligations — 0.2%
FNMA Series 1989-20, Class A
6.750%	04/25/2018	2,449,258	2,589,910

Pass-Through Securities — 0.7%
FNMA
5.500%	11/01/2016	3	3
FNMA
6.420%	11/01/2008	4,774,579	5,209,907
FNMA
6.500%	05/01/2017	1,565,805	1,659,936
FNMA
7.000%	07/01/2032	707,701	751,490
FNMA
7.500%	06/01/2031 - 10/01/2031	866,452	930,488
FNMA
8.000%	05/01/2013 - 09/01/2031	2,384,708	2,587,714
FNMA
8.500%	08/01/2026	419,629	456,925
Total Pass-Through Securities			11,596,463
Total Federal National Mortgage Association (FNMA)			14,186,373

Government National Mortgage Association (GNMA) — 15.8%
Pass-Through Securities
GNMA (***)
5.000%	05/15/2033 - 10/01/2034	117,443,047	116,982,014
GNMA
5.500%	06/15/2033 - 09/15/2034	34,877,709	35,572,852
GNMA
6.000%	08/15/2028 - 02/15/2032	8,776,129	9,147,793
GNMA
6.500%	09/15/2023 - 11/15/2028	4,224,341	4,482,067
GNMA
7.000%	08/15/2023 - 08/15/2032	5,165,042	5,517,113

13

GNMA
7.250%	07/20/2021 - 07/20/2022	$2,145,363	$2,294,575
GNMA
7.500%	01/15/2017 - 06/15/2017	785,528	847,879
GNMA
8.000%	11/15/2005 - 11/15/2030	1,309,818	1,433,995
GNMA
9.000%	04/15/2009 - 10/15/2009	6,566	7,052
GNMA TBA (***)
5.500%	10/01/2034	70,750,000	71,954,957
Total Pass-Through Securities			248,240,297

Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	2,110,391	2,008,300

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $330,509,878)			332,897,262

U.S. TREASURY OBLIGATIONS — 15.6%
U.S. Treasury Bonds — 4.9%
U.S. Treasury Bond (++)
6.125%	11/15/2027	12,947,000	15,022,566
U.S. Treasury Bond
6.125%	08/15/2029	11,690,000	13,624,330
U.S. Treasury Bond (++)
6.875%	08/15/2025	6,555,000	8,230,622
U.S. Treasury Bond (*)
7.125%	02/15/2023	3,520,000	4,488,550
U.S. Treasury Bond (*)
7.500%	11/15/2016	8,092,000	10,398,220
U.S. Treasury Bond (*)
8.875%	08/15/2017	17,641,000	25,174,257
Total U.S. Treasury Bonds			76,938,545

U.S. Treasury Notes — 10.7%
U.S. Treasury Inflation Index
3.875%	01/15/2009	7,541,758	8,495,083
U.S. Treasury Note (++)
3.375%	11/15/2008	85,805,000	86,448,538
U.S. Treasury Note
4.000%	02/15/2014	40,887,000	40,580,348
U.S. Treasury Note (++)
5.000%	08/15/2011	30,950,000	33,266,416
Total U.S. Treasury Notes			168,790,385

TOTAL U.S. TREASURY OBLIGATIONS (Cost $238,185,272)			245,728,930

TOTAL BONDS & NOTES (Cost $1,449,537,438)			1,480,202,591

14

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 22.6%
Cash Equivalents — 9.0% (****)
American AAdvanage Select Money Market Fund		$1,936,061	$1,936,061

Bank of America Bank Note
1.875%	10/19/2004	6,267,528	6,267,528
Bank of America Bank Note
1.880%	12/23/2004	4,821,175	4,821,175
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	845,043	845,043
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	3,856,940	3,856,940
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	2,434,694	2,434,694
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	3,856,940	3,856,940
BGIF Institutional Money Market Fund
		17,356,232	17,356,232
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	7,511,391	7,511,391
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	48,212	48,212
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	9,642,351	9,642,351
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	5,785,411	5,785,411
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	964,235	964,235
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	482,118	482,118
Dreyfus Cash Management Plus, Inc. Money Market Fund
		2,892,705	2,892,705
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	1,446,353	1,446,353
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	4,339,058	4,339,058
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	2,883,063	2,883,063
Freddie Mac Agency Discount Note
1.672%	10/05/2004	8,669,170	8,669,170
General Electric Capital Corp.
1.623%	10/08/2004	2,892,706	2,892,706
General Electric Capital Corp.
1.652%	10/08/2004	3,374,823	3,374,823
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	3,856,940	3,856,940
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	1,928,470	1,928,470
Merrill Lynch Premier Institutional Money Market Fund
		2,186,249	2,186,249

15

Merrimac Cash Fund, Premium Class
		$8,678,116	$8,678,116
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	6,363,952	6,363,952
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	4,821,175	4,821,175
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	3,856,940	3,856,940
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	3,856,940	3,856,940
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	6,942,493	6,942,493
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	5,293,651	5,293,651
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	1,446,353	1,446,353
			141,537,488

Commercial Paper — 13.6%
Alabama Power Co. (+) (*)
1.600%	10/12/2004	9,000,000	8,995,600
Alcoa, Inc. (*)
1.600%	10/01/2004	7,445,000	7,445,000
Alcoa, Inc. (*)
1.610%	10/06/2004	5,690,000	5,688,728
Burlington Northern Santa Fe Corp. (+) (*)
1.640%	10/07/2004	7,270,000	7,268,013
Campbell Soup Co. (*)
1.600%	10/04/2004	2,885,000	2,884,615
Campbell Soup Co. (*)
1.850%	11/24/2004	1,380,000	1,376,170
DaimlerChrysler North America Holding Corp. (*)
1.750%	10/18/2004	5,965,000	5,960,070
DaimlerChrysler North America Holding Corp. (*)
1.900%	11/15/2004	10,000,000	9,976,250
Elsevier Finance SA (+) (*)
1.660%	10/05/2004	7,400,000	7,398,635
Elsevier Finance SA (+) (*)
1.680%	10/13/2004	6,115,000	6,111,575
Exelon Corp. (+) (*)
1.800%	10/28/2004	10,885,000	10,870,305
Florida Power & Light Co. (*)
1.830%	11/02/2004	8,960,000	8,945,425
Florida Power & Light Co. (*)
1.840%	10/26/2004	5,290,000	5,283,241
General Mills, Inc. (+) (*)
1.800%	10/26/2004	2,940,000	2,936,325
General Mills, Inc. (+) (*)
1.800%	10/27/2004	8,095,000	8,084,478
Hewlett-Packard Co. (+) (*)
1.635%	10/29/2004	8,870,000	8,858,720
ITT Industries, Inc. (+) (*)
1.850%	11/10/2004	6,635,000	6,621,362

16

John Deere Capital Corp. (+) (*)
1.700%	10/15/2004	$8,580,000	$8,574,328
John Deere Capital Corp. (+) (*)
1.830%	10/25/2004	10,000,000	9,987,800
Kellogg Co.(+) (*)
1.900%	12/14/2004	6,395,000	6,369,820
Kellogg Co. (+) (*)
1.900%	11/29/2004	8,000,000	7,975,089
KeySpan Corp. (+) (*)
1.820%	11/09/2004	8,000,000	7,984,227
Kraft Foods, Inc. (*)
1.710%	10/14/2004	5,538,000	5,534,580
Kraft Foods, Inc. (*)
1.730%	10/19/2004	11,955,000	11,944,659
Kraft Foods, Inc. (*)
1.780%	10/20/2004	8,245,000	8,237,254
Kroger Co. (+) (*)
1.850%	11/03/2004	8,000,000	7,986,434
Pearson Holdings, Inc. (+) (*)
1.830%	10/21/2004	7,000,000	6,992,883
Reed Elsevier (+) (*)
1.800%	10/22/2004	9,340,000	9,330,193
Union Pacific Corp. (+) (*)
1.650%	10/08/2004	9,140,000	9,137,068
			214,758,847

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			356,296,335

TOTAL INVESTMENTS — 116.6% (Cost $1,805,833,976) (*****)			$1,836,498,926

Other Assets/(Liabilities) — (16.6%)			(262,071,236)

NET ASSETS — 100.0%			$1,574,427,690

Notes to Portfolio of Investments

(*)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(**)	Non-income producing security.
(***)	A portion of this security is purchased on a forward commitment basis (Note 2).
(****)	Represents investments of security lending collateral. (Note 2).
(*****)	See Note 3 for aggregate cost for Federal tax purposes.
(+)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to a value of $250,545,150 or 15.9% of net assets.

(++)	Denotes all or a portion of security on loan.
(+++)	Security is currently in default.

The accompanying notes are an integral part of the portfolio of investments.

17

MassMutual Diversified Bond Fund —
Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 0.0%
Financial Services — 0.0%
Contifinancial Corp. Liquidating Trust	114,845	$3,445

Telephone Utilities — 0.0%
Global Crossing Limited (*)	12	198
Manitoba Telecom Services, Inc. Cl. B (*)	1,909	63,952
		64,150

TOTAL EQUITIES (Cost $150,639)		67,595

		Principal Amount	Market Value
BONDS & NOTES — 92.0%
ASSET BACKED SECURITIES — 1.2%
Capital Auto Receivables Asset Trust Series 2003-1, Class A2A
2.270%	01/17/2006	$225,000	$225,176
Chase Mortgage Finance Co. Series 2003-S11, Class 1A-1
5.000%	10/25/2033	894,422	876,097
Ford Credit Auto Owner Trust Series 2003-A, Class A3A
2.200%	07/17/2006	250,000	250,039
MMCA Automobile Trust Series 2002-3, Class A3
2.970%	03/15/2007	312,219	312,463
National City Auto Receivables Trust Series 2002-A, Class A4
4.830%	08/15/2009	400,000	408,438
New Century Home Equity Loan Trust Series 1997-NC5, Class A6
6.700%	10/25/2028	50,430	50,556
Travelers Funding Limited Series 1A, Class A1 (+)
6.300%	02/18/2014	403,925	420,082
Vanderbilt Mortgage and Finance, Inc. Series 2002-C, Class A2
4.230%	02/07/2015	300,000	302,063

TOTAL ASSET BACKED SECURITIES (Cost $2,843,189)			2,844,914

CORPORATE DEBT — 39.5%
Activant Solutions, Inc.
10.500%	06/15/2011	375,000	386,250
Aearo Co. I
8.250%	04/15/2012	250,000	255,000
AEP Industries, Inc.
9.875%	11/15/2007	325,000	331,094
AES Corp. (+)
8.750%	05/15/2013	175,000	197,312
AES Corp. (+)
9.000%	05/15/2015	55,000	62,013

1

Ahold Finance USA, Inc.
6.250%	05/01/2009	$225,000	$232,875
Airgas, Inc.
6.250%	07/15/2014	125,000	125,000
Airgas, Inc. Series MTN
7.750%	09/15/2006	105,000	111,300
Alamosa Delaware, Inc.
8.500%	01/31/2012	275,000	278,438
Alamosa Delaware, Inc.
11.000%	07/31/2010	130,000	147,225
Albertson’s, Inc.
7.500%	02/15/2011	250,000	289,158
Allied Waste North America Series B
5.750%	02/15/2011	55,000	52,250
Amerada Hess Corp.
5.900%	08/15/2006	420,000	437,225
American General Finance Corp.
5.875%	07/14/2006	175,000	183,789
American Greetings Corp.
6.100%	08/01/2028	1,060,000	1,131,550
American Honda Finance Corp. (+)
3.850%	11/06/2008	200,000	201,075
American Media Operation, Inc.
8.875%	01/15/2011	425,000	440,937
American Standard, Inc.
7.625%	02/15/2010	100,000	113,250
Ametek, Inc.
7.200%	07/15/2008	690,000	753,520
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	165,000	166,182
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	600,000	672,332
AOL Time Warner, Inc.
5.625%	05/01/2005	50,000	50,896
Appleton Papers, Inc. (+)
8.125%	06/15/2011	100,000	103,000
Aramark Services, Inc.
6.375%	02/15/2008	105,000	113,371
Aramark Services, Inc.
7.000%	07/15/2006	240,000	254,958
Aramark Services, Inc.
8.150%	05/01/2005	55,000	56,561
Argo-Tech Corp. (+)
9.250%	06/01/2011	300,000	321,750
Australian Gas Light Co. Limited (+)
6.400%	04/15/2008	520,000	565,670
Avnet, Inc.
8.000%	11/15/2006	20,000	21,400
Ball Corp.
6.875%	12/15/2012	200,000	213,000
Bank of America Corp.
4.250%	10/01/2010	875,000	877,272
Bausch & Lomb, Inc.
6.950%	11/15/2007	135,000	145,302

2

Bausch & Lomb, Inc.
7.125%	08/01/2028	$385,000	$407,090
BCP Caylux Holdings Luxembourg SCA (+)
9.625%	06/15/2014	225,000	243,000
Belo Corp.
7.125%	06/01/2007	558,000	606,468
Blockbuster, Inc. (+)
9.000%	09/01/2012	150,000	155,625
Blyth, Inc.
7.900%	10/01/2009	655,000	741,950
Boeing Capital Corp.
5.800%	01/15/2013	150,000	160,943
Bombardier, Inc. (+)
6.300%	05/01/2014	350,000	302,273
Bombardier, Inc. (+)
6.750%	05/01/2012	200,000	182,494
BP Capital Markets PLC
2.750%	12/29/2006	700,000	697,643
Briggs & Stratton Corp.
8.875%	03/15/2011	975,000	1,163,906
Buckeye Partners LP
4.625%	07/15/2013	200,000	193,056
Cablevision Systems Corp. (+)
5.670%	04/01/2009	450,000	468,000
Cabot Corp. (+)
5.250%	09/01/2013	110,000	110,863
Cadmus Communications Corp. (+)
8.375%	06/15/2014	300,000	323,250
Capitol Records, Inc. (+)
8.375%	08/15/2009	740,000	825,100
CarrAmerica Realty Corp.
6.625%	03/01/2005	70,000	71,026
Caterpillar Financial Services Corp.
3.000%	02/15/2007	2,000,000	1,988,994
Cendant Corp.
6.875%	08/15/2006	75,000	79,939
CenterPoint Energy, Inc. (+)
3.750%	05/15/2023	50,000	54,875
Centerpoint Energy, Inc. Series B
6.850%	06/01/2015	525,000	567,482
Certegy, Inc.
4.750%	09/15/2008	50,000	51,496
Charter Communications Holdings, Inc.
10.750%	10/01/2009	450,000	369,000
Chesapeake Energy Corp.
6.875%	01/15/2016	250,000	261,250
Chesapeake Energy Corp. (+)
7.000%	08/15/2014	95,000	100,463
Chesapeake Energy Corp.
7.500%	06/15/2014	175,000	191,188
Cincinnati Bell, Inc.
8.375%	01/15/2014	50,000	45,625
CIT Group, Inc.
4.125%	02/21/2006	275,000	279,820

3

CIT Group, Inc.
5.125%	09/30/2014	$140,000	$139,833
CIT Group, Inc.
7.375%	04/02/2007	75,000	82,251
CNF, Inc.
8.875%	05/01/2010	85,000	100,063
Collins & Aikman Products (+)
12.875%	08/24/2012	250,000	230,625
Colonial Pipeline Co. (+)
7.630%	04/15/2032	65,000	82,635
Comcast Cable Communications, Inc.
6.375%	01/30/2006	140,000	145,775
Comcast Corp.
5.850%	01/15/2010	50,000	53,213
Comcast Corp.
7.050%	03/15/2033	1,000,000	1,097,046
Consolidated Container Co. LLC (+)
0.000%	06/15/2009	200,000	161,000
Consolidated Natural Gas Co. Series C
6.250%	11/01/2011	275,000	300,056
Constellation Brands, Inc.
8.125%	01/15/2012	300,000	329,250
COX Enterprises, Inc. (+)
8.000%	02/15/2007	315,000	338,072
Crane Co.
5.500%	09/15/2013	50,000	51,602
CSC Holdings, Inc.
7.625%	04/01/2011	300,000	316,125
CSC Holdings, Inc. Series B
8.125%	08/15/2009	100,000	106,500
CSX Corp.
6.250%	10/15/2008	250,000	271,021
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	100,000	100,896
Dana Corp.
7.000%	03/15/2028	185,000	185,925
Del Monte Corp.
8.625%	12/15/2012	25,000	27,813
Delhaize America, Inc.
9.000%	04/15/2031	630,000	758,110
Delta Air Lines, Inc.
10.000%	08/15/2008	250,000	75,000
Deutsche Telekom International Finance BV
8.250%	06/15/2005	200,000	207,731
Diageo Finance BV
3.000%	12/15/2006	2,000,000	1,997,496
Dollar Financial Group, Inc.
9.750%	11/15/2011	200,000	212,000
Dominion Resources, Inc.
2.800%	02/15/2005	450,000	450,569
Dominion Resources, Inc.
7.195%	09/15/2014	510,000	581,859
Domino’s, Inc.
8.250%	07/01/2011	91,000	98,508

4

Duke Energy Field Services Corp.
7.875%	08/16/2010	$255,000	$300,126
Ecolab, Inc.
6.875%	02/01/2011	135,000	151,744
Electronic Data Systems Corp. Series B
6.000%	08/01/2013	420,000	423,621
Elgin National Industries, Inc. Series B
11.000%	11/01/2007	125,000	105,000
Entergy Gulf States, Inc.
5.250%	08/01/2015	425,000	417,949
Enterprise Products Operating LP (+)
4.000%	10/15/2007	130,000	130,717
Enterprise Products Operating LP
7.500%	02/01/2011	695,000	791,312
Equifax, Inc.
4.950%	11/01/2007	625,000	652,926
ERAC USA Finance Co. (+)
6.700%	06/01/2034	675,000	713,482
ERAC USA Finance Co. (+)
6.800%	02/15/2008	100,000	109,416
ERAC USA Finance Co. (+)
7.950%	12/15/2009	455,000	532,135
Exco Resources, Inc.
7.250%	01/15/2011	275,000	291,500
Fairpoint Communications, Inc.
11.875%	03/01/2010	175,000	199,500
FedEx Corp.
1.880%	04/01/2005	275,000	275,266
First Industrial LP
7.600%	05/15/2007	175,000	192,319
Fiserv, Inc.
4.000%	04/15/2008	100,000	101,179
Flextronics International Limited
6.500%	05/15/2013	250,000	255,625
Ford Motor Co.
6.375%	02/01/2029	140,000	123,048
Ford Motor Credit Co.
7.000%	10/01/2013	1,020,000	1,078,434
Foster’s Finance Corp. (+)
6.875%	06/15/2011	430,000	485,333
France Telecom SA
9.250%	03/01/2031	275,000	364,610
Franklin Resources, Inc.
3.700%	04/15/2008	175,000	175,371
GenCorp, Inc.
9.500%	08/15/2013	150,000	160,500
General American Transportation Corp.
8.625%	12/01/2004	35,000	35,343
General Electric Capital Corp.
4.250%	12/01/2010	270,000	271,019
General Mills, Inc.
2.625%	10/24/2006	800,000	788,433
General Motors Acceptance Corp.
6.150%	04/05/2007	625,000	656,794

5

General Motors Acceptance Corp.
6.875%	09/15/2011	$1,000,000	$1,049,023
General Motors Corp.
7.200%	01/15/2011	150,000	158,860
General Motors Corp.
8.375%	07/15/2033	495,000	525,577
General Nutrition Centers, Inc.
8.500%	12/01/2010	275,000	281,188
Georgia Gulf Corp.
7.125%	12/15/2013	175,000	181,562
Georgia Gulf Corp.
7.625%	11/15/2005	110,000	114,537
GFSI, Inc.
9.625%	03/01/2007	850,000	822,375
Glencore Funding LLC (+)
6.000%	04/15/2014	450,000	436,432
Global Crossing Holdings Limited (*) (++) (+++)
0.000%	11/15/2009	100,000	0
Goldman Sachs Group, Inc.
5.150%	01/15/2014	1,575,000	1,584,537
Goodrich (B.F.) Co.
7.500%	04/15/2008	100,000	111,755
The Goodyear Tire & Rubber Co.
7.857%	08/15/2011	350,000	329,875
Great Lakes Dredge & Dock Corp.
7.750%	12/15/2013	100,000	86,500
Gulfmark Offshore, Inc. (+)
7.750%	07/15/2014	165,000	167,063
Harrah’s Operating Co., Inc. (+)
5.500%	07/01/2010	250,000	258,319
HCA, Inc.
6.950%	05/01/2012	400,000	431,905
HCA, Inc.
7.500%	11/06/2033	200,000	210,023
Hearst-Argyle Television, Inc.
7.000%	11/15/2007	50,000	54,120
Hercules, Inc.
11.125%	11/15/2007	60,000	71,100
Hershey Foods Corp.
7.200%	08/15/2027	160,000	191,830
Hilton Hotels Corp.
7.950%	04/15/2007	160,000	176,600
Home Depot Exchangeable Trust (+)
1.000%	02/14/2006	100,000	97,250
Host Marriott LP Series E
8.375%	02/15/2006	100,000	105,500
Houghton Mifflin Co.
8.250%	02/01/2011	100,000	104,500
Household Finance Corp.
4.125%	12/15/2008	375,000	379,275
Household Finance Corp.
6.375%	10/15/2011	180,000	198,397

6

Humana, Inc.
7.250%	08/01/2006	100,000	106,752
Huntsman LLC
11.625%	10/15/2010	$350,000	$405,125
Huntsman Packaging Corp.
13.000%	06/01/2010	150,000	129,000
Idex Corp.
6.875%	02/15/2008	135,000	146,233
Imax Corp. (+)
9.625%	12/01/2010	250,000	249,375
Indianapolis Power & Light (+)
6.300%	07/01/2013	175,000	186,228
Insight Midwest LP/Insight Capital, Inc.
9.750%	10/01/2009	125,000	130,625
Instron Corp.
13.250%	09/15/2009	409,000	421,270
International Flavors & Fragrances, Inc.
6.450%	05/15/2006	125,000	131,550
International Paper Co.
5.500%	01/15/2014	750,000	767,993
Interpool, Inc.
7.350%	08/01/2007	200,000	201,000
Intrawest Corp.
7.500%	10/15/2013	250,000	259,063
iStar Financial, Inc. Series B
4.875%	01/15/2009	85,000	85,173
iStar Financial, Inc. Series B
5.700%	03/01/2014	170,000	170,370
J.C. Penney Co., Inc.
7.950%	04/01/2017	400,000	462,000
Jefferies Group, Inc.
7.500%	08/15/2007	160,000	177,736
JP Morgan Chase & Co.
3.125%	12/11/2006	1,500,000	1,504,714
K2, Inc. (+)
7.375%	07/01/2014	175,000	185,500
Kansas City Southern Railway
9.500%	10/01/2008	125,000	136,875
Kellwood Co.
7.625%	10/15/2017	665,000	731,225
Kellwood Co.
7.875%	07/15/2009	200,000	223,571
Kennametal, Inc.
7.200%	06/15/2012	600,000	654,621
Kern River Funding Corp. (+)
4.893%	04/30/2018	164,937	166,295
Keystone Automotive Operations, Inc.
9.750%	11/01/2013	150,000	161,250
Kimco Realty Corp. Series MTNB
7.860%	11/01/2007	130,000	147,703
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	150,000	157,341
Koppers, Inc.
9.875%	10/15/2013	150,000	165,750
The Kroger Co.
6.750%	04/15/2012	600,000	670,993

7

The Kroger Co.
7.650%	04/15/2007	$250,000	$274,922
Land O’ Lakes, Inc.
8.750%	11/15/2011	150,000	140,250
Land O’ Lakes, Inc. (+)
9.000%	12/15/2010	250,000	260,313
Lear Corp.
8.110%	05/15/2009	150,000	173,189
Leucadia National Corp.
7.000%	08/15/2013	385,000	383,075
Leucadia National Corp.
7.750%	08/15/2013	300,000	312,000
Liberty Media Corp.
3.500%	09/25/2006	555,000	552,757
LodgeNet Entertainment Corp.
9.500%	06/15/2013	100,000	109,000
Lyondell Chemical Co.
9.500%	12/15/2008	300,000	327,375
Mail-Well I Corp.
7.875%	12/01/2013	350,000	341,250
Mail-Well, Inc.
9.625%	03/15/2012	100,000	110,000
Majestic Star Casino LLC/ Majestic Star Casino Capital
9.500%	10/15/2010	250,000	255,000
Manitowoc Co., Inc.
7.125%	11/01/2013	65,000	68,738
Marriott International, Inc. Series E
7.000%	01/15/2008	650,000	710,009
Masco Corp.
6.750%	03/15/2006	155,000	163,526
The May Department Stores Co. (+)
3.950%	07/15/2007	260,000	262,025
MCI, Inc.
5.908%	05/01/2007	15,000	14,869
MCI, Inc.
6.688%	05/01/2009	15,000	14,456
MCI, Inc.
7.735%	05/01/2014	214,000	202,765
Mediacom LLC/Mediacom Capital Corp.
8.500%	04/15/2008	350,000	357,875
Merrill Lynch & Co., Inc.
4.125%	01/15/2009	775,000	781,222
Metaldyne Corp. (+)
10.000%	11/01/2013	50,000	46,500
Metaldyne Corp.
11.000%	06/15/2012	250,000	198,750
MGM Mirage (+)
6.000%	10/01/2009	235,000	238,231
MGM Mirage (+)
6.750%	09/01/2012	330,000	341,550
MGM Mirage, Inc.
6.000%	10/01/2009	200,000	202,750

8

MidAmerican Energy Holdings Co.
3.500%	05/15/2008	$640,000	$629,954
Millipore Corp.
7.500%	04/01/2007	500,000	533,875
Mohawk Industries, Inc. Series D
7.200%	04/15/2012	290,000	333,841
Monongahela Power Co. (+)
6.700%	06/15/2014	275,000	298,028
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc.
11.500%	03/15/2011	250,000	243,750
MSX International, Inc.
11.000%	10/15/2007	100,000	99,000
National Rural Utilities Cooperative Finance Corp.
8.000%	03/01/2032	90,000	116,243
National Wine And Spirits, Inc.
10.125%	01/15/2009	400,000	384,000
Navistar International Corp.
7.500%	06/15/2011	445,000	475,037
New ASAT Finance Limited (+)
9.250%	02/01/2011	100,000	84,000
Newell Rubbermaid, Inc.
4.000%	05/01/2010	75,000	72,943
Nextel Communications, Inc.
7.375%	08/01/2015	200,000	215,000
Nextel Partners, Inc.
11.000%	03/15/2010	150,000	167,250
Niagara Mohawk Power Corp. Series G
7.750%	10/01/2008	150,000	170,727
Nisource Finance Corp.
3.200%	11/01/2006	135,000	134,585
Norfolk Southern Corp.
6.000%	04/30/2008	375,000	404,217
Norfolk Southern Corp.
7.250%	02/15/2031	140,000	163,142
North American Energy Partners, Inc. (+)
8.750%	12/01/2011	125,000	121,875
Northwest Airlines Corp.
7.875%	03/15/2008	250,000	167,500
Nova Chemicals Corp.
6.500%	01/15/2012	50,000	51,625
Nova Chemicals Corp.
7.000%	05/15/2006	200,000	210,000
NRG Energy, Inc. (+)
8.000%	12/15/2013	300,000	321,375
OED Corp./DIAMOND JO LLC (+)
8.750%	04/15/2012	400,000	370,000
OM Group, Inc.
9.250%	12/15/2011	200,000	208,500
Pacific Energy Partners LP/Pacific Energy Finance Corp. (+)
7.125%	06/15/2014	275,000	297,688
Pacific Gas & Electric Co.
6.050%	03/01/2034	350,000	356,231

9

Packaging Corp. of America
5.750%	08/01/2013	$175,000	$180,602
Park Place Entertainment Corp.
8.500%	11/15/2006	80,000	88,100
Park Place Entertainment Corp.
8.875%	09/15/2008	100,000	114,000
Petroleos Mexicanos Series P
9.500%	09/15/2027	125,000	152,500
Piedmont Natural Gas Co. Series E
6.000%	12/19/2033	175,000	180,524
Pilgrims Pride Corp.
9.625%	09/15/2011	80,000	89,600
Pinnacle Foods Holding Corp. (+)
8.250%	12/01/2013	100,000	94,250
Plains All American Pipeline Co.
5.625%	12/15/2013	335,000	346,510
Pliant Corp.
11.125%	09/01/2009	150,000	156,000
Precision Castparts Corp.
5.600%	12/15/2013	875,000	895,753
Precision Castparts Corp.
8.750%	03/15/2005	100,000	102,601
Premier Entertainment Biloxi LLC/Premier Finance Biloxi Corp.
10.750%	02/01/2012	100,000	105,500
Primedia, Inc. (+)
7.086%	05/15/2010	200,000	201,000
Procter & Gamble Co.
5.500%	02/01/2034	330,000	332,374
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	150,000	165,375
PSEG Power LLC
5.500%	12/01/2015	200,000	200,001
Quintiles Transnational Corp.
10.000%	10/01/2013	350,000	371,000
Qwest Capital Funding, Inc.
7.000%	08/03/2009	250,000	228,750
Qwest Capital Funding, Inc.
7.750%	02/15/2031	70,000	53,550
Qwest Corp. (+)
9.125%	03/15/2012	70,000	77,000
Rayovac Corp.
8.500%	10/01/2013	50,000	54,250
Raytheon Co.
6.500%	07/15/2005	250,000	257,401
Rent-A-Center, Inc.
7.500%	05/01/2010	150,000	155,250
Rent-Way, Inc.
11.875%	06/15/2010	175,000	190,750
Rhodia SA
10.250%	06/01/2010	200,000	207,000
Rogers Cable, Inc.
5.500%	03/15/2014	275,000	253,000
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	200,000	184,000

10

Ryder System, Inc.
6.600%	11/15/2005	$500,000	$519,811
Sea Containers Limited
10.500%	05/15/2012	200,000	204,250
Servicemaster Co.
8.450%	04/15/2005	61,000	62,176
Ship Finance International Limited
8.500%	12/15/2013	600,000	597,000
Simon Property Group LP
6.875%	11/15/2006	175,000	185,554
Simon Property Group LP
7.375%	01/20/2006	100,000	105,435
Six Flags, Inc.
9.625%	06/01/2014	125,000	116,875
Six Flags, Inc.
9.750%	04/15/2013	100,000	94,500
SLM Corp.
5.625%	08/01/2033	325,000	314,109
Smithfield Foods, Inc. (+)
7.000%	08/01/2011	415,000	433,675
Smithfield Foods, Inc. Series B
7.750%	05/15/2013	200,000	217,000
Sonat, Inc.
7.625%	07/15/2011	225,000	221,625
Sony Capital Corp. (+)
4.950%	11/01/2006	75,000	77,812
Special Devices, Inc. Series B
11.375%	12/15/2008	800,000	764,000
Sprint Capital Corp.
6.900%	05/01/2019	500,000	547,418
Sprint Capital Corp.
7.900%	03/15/2005	125,000	128,059
Sprint Capital Corp.
8.375%	03/15/2012	130,000	157,448
SPX Corp.
6.250%	06/15/2011	125,000	121,875
Stanadyne Corp. (+)
10.000%	08/15/2014	250,000	260,000
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	405,000	458,156
Steelcase, Inc.
6.375%	11/15/2006	930,000	969,119
SuperValu, Inc.
7.500%	05/15/2012	100,000	116,215
SuperValu, Inc.
7.875%	08/01/2009	250,000	286,809
Tampa Electric Co.
5.375%	08/15/2007	565,000	590,927
TD Funding Corp.
8.375%	07/15/2011	75,000	80,250
Tekni-Plex, Inc. Series B
12.750%	06/15/2010	710,000	592,850
Telecom Italia Capital SA (+)
6.000%	09/30/2034	300,000	293,027

11

Telex Communications, Inc.
11.500%	10/15/2008	$375,000	$405,000
Tenet Healthcare Corp.
7.375%	02/01/2013	300,000	282,000
Tenneco Automotive Inc.
10.250%	07/15/2013	125,000	142,500
Tenneco Automotive, Inc.
11.625%	10/15/2009	400,000	422,000
Textron Financial Corp. Series E
2.690%	10/03/2006	155,000	153,828
Thomas & Betts Corp.
6.500%	01/15/2006	185,000	191,530
The Thomson Corp.
6.200%	01/05/2012	70,000	77,200
Timken Co.
5.750%	02/15/2010	230,000	238,564
Timken Co. Series A
6.750%	08/21/2006	502,000	523,507
Toro Co.
7.800%	06/15/2027	640,000	719,808
Toyota Motor Credit Corp.
4.350%	12/15/2010	500,000	511,432
TransAlta Corp.
5.750%	12/15/2013	1,000,000	1,027,274
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	250,000	310,840
Tri-State Generation & Transmission Association Series 2003, Class A (+)
6.040%	01/31/2018	150,000	157,302
Tri-State Generation & Transmission Association Series 2003, Class B (+)
7.144%	07/31/2033	290,000	322,129
TTX Co. (+)
4.500%	12/15/2010	1,000,000	978,590
Tyco International Group SA
6.000%	11/15/2013	500,000	539,619
Tyco International Group SA
6.375%	10/15/2011	30,000	33,178
Tyco International Group SA
6.875%	01/15/2029	110,000	123,273
Unisys Corp.
7.875%	04/01/2008	125,000	128,437
United Rentals North America, Inc.
7.000%	02/15/2014	500,000	443,750
United Rentals North America, Inc.
7.750%	11/15/2013	300,000	281,250
Universal Health Services, Inc.
6.750%	11/15/2011	165,000	181,319
USA Interactive
7.000%	01/15/2013	800,000	875,509
Verizon Global Funding Corp.
7.750%	12/01/2030	175,000	209,584
Verizon Virginia, Inc. Series A
4.625%	03/15/2013	610,000	595,654

12

VICORP Restaurants, Inc.
10.500%	04/15/2011	$350,000	$348,250
Von Hoffman Corp.
10.250%	03/15/2009	50,000	55,500
Von Hoffmann Press, Inc.
10.375%	05/15/2007	50,000	50,937
Vought Aircraft Industries, Inc.
8.000%	07/15/2011	225,000	216,000
The Walt Disney Co.
6.750%	03/30/2006	150,000	158,096
Warner Music Group (+)
7.375%	04/15/2014	150,000	155,250
Washington Mutual, Inc.
2.400%	11/03/2005	450,000	449,011
Weingarten Realty Investors REIT Series A
4.857%	01/15/2014	720,000	709,728
Westinghouse Air Brake Co.
6.875%	07/31/2013	100,000	102,500
Weyerhaeuser Co.
5.500%	03/15/2005	97,000	98,274
The Williams Companies, Inc.
8.125%	03/15/2012	150,000	172,875
Williams Gas Pipelines Central, Inc. (+)
7.375%	11/15/2006	70,000	75,338
Williams Scotsman, Inc.
9.875%	06/01/2007	350,000	335,125
The Wornick Co. (+)
10.875%	07/15/2011	200,000	214,000
WPP Finance (USA) Corp.
6.625%	07/15/2005	135,000	136,884
XTO Energy, Inc.
4.900%	02/01/2014	375,000	372,758
XTO Energy, Inc.
6.250%	04/15/2013	125,000	136,919
York International Corp.
6.700%	06/01/2008	365,000	396,008

TOTAL CORPORATE DEBT (Cost $94,878,038)			96,764,813

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.7%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp. Series 2003-12, Class 1A
5.000%	12/25/2033	906,854	888,246
AES Eastern Energy LP Series 1999-1, Class A
9.000%	01/02/2017	324,856	365,463
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1
3.804%	09/25/2033	521,965	521,972
Countrywide Home Loans, Inc. Series 2004-23, Class 1A1
4.385%	02/25/2034	486,166	488,865

13

CS First Boston Mortgage Securities Corp. Series 2003-7, Class 1A24
4.500%	02/25/2033	$695,418	$696,388
CS First Boston Mortgage Securities Corp. Series 2004-C1, Class A1
2.254%	01/15/2037	604,256	594,869
First Nationwide Trust Series 2001-5, Class A1
6.750%	10/21/2031	702,836	712,952
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A1
5.033%	12/10/2035	223,990	230,280
GMAC Mortgage Corp. Loan Trust Series 2001-J5, Class A7
6.750%	11/25/2031	55,575	55,575
GSR Mortgage Loan Trust Series 2002-8F, Class 3AA1
6.500%	09/25/2032	17,508	17,497
GSR Mortgage Loan Trust Series 2004-9
4.720%	08/25/2034	1,091,783	1,105,771
IndyMac Bancorp, Inc. Mortgage Loan Trust Series 2004-AR4, Class 1A
4.820%	08/25/2034	1,632,835	1,660,109
MASTR Asset Securitization Trust Series 2002-6, Class 6A1
6.500%	10/25/2032	35,549	36,193
MASTR Asset Securitization Trust Series 2003-12, Class 6A1
5.000%	12/25/2033	1,394,998	1,366,565
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class IA
4.308%	07/25/2033	469,505	472,157
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA
4.178%	02/25/2034	256,334	258,125
Morgan Stanley Mortgage Loan Trust Series 2004-2AR, Class PT3
5.218%	02/25/2034	124,330	126,457
Salomon Brothers Mortgage Securities Series 2001-MMA, Class A1 (+)
5.323%	02/18/2034	36,744	37,010
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
5.077%	03/25/2034	976,436	992,652
Structured Asset Securities Corp. Series 2002-11A, Class 2A1
5.600%	06/25/2032	424,305	431,730
Structured Asset Securities Corp. Series 2003-30, Class 1A1
5.500%	10/25/2033	336,242	336,726
Vendee Mortgage Trust Series 1992-1, Class 2Z
7.750%	05/15/2022	85,534	90,927
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A
7.000%	03/25/2034	996,553	1,031,113
Washington Mutual, Inc. Series 2003-S11, Class A1
5.000%	11/25/2033	1,146,910	1,123,407

14

Washington Mutual, Inc. Series 2004-AR2, Class A
2.688%	04/25/2044	$1,393,113	$1,404,731
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1
4.300%	09/25/2034	1,476,763	1,479,186

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,586,922)			16,524,966

SOVEREIGN DEBT OBLIGATIONS — 0.4%

Chile Government International Bond
5.500%	01/15/2013	100,000	104,200
Republic of South Africa
6.500%	06/02/2014	500,000	533,750
United Mexican States
8.375%	01/14/2011	375,000	439,688

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,014,182)			1,077,638

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.2%
Federal Home Loan Mortgage Corporation (FHLMC) — 3.3%
Collateralized Mortgage Obligations — 0.1%
FHLMC Series 2178, Class PB
7.000%	08/15/2029	250,000	264,431

Pass-Through Securities — 3.2%
FHLMC
4.250%	07/15/2009	1,125,000	1,150,785
FHLMC
5.500%	06/01/2017 - 11/01/2031	345,100	353,824
FHLMC
6.000%	04/01/2017 - 02/01/2018	107,793	113,102
FHLMC
6.625%	09/15/2009	5,300,000	5,985,914
FHLMC
7.000%	09/01/2031	31,852	33,837
FHLMC
7.500%	09/01/2024 - 02/01/2030	172,570	185,975
Total Pass-Through Securities			7,823,437
Total Federal Home Loan Mortgage Corporation (FHLMC)			8,087,868

Federal National Mortgage Association (FNMA) — 1.3%
Pass-Through Securities
FNMA
4.500%	09/01/2018	146,736	146,409
FNMA
5.000%	03/01/2018 - 09/01/2033	2,032,515	2,029,975

15

13808-7

FNMA
5.500%	03/01/2017 - 02/01/2018	$503,177	$521,115
FNMA
6.420%	11/01/2008	209,085	228,149
FNMA
6.500%	07/01/2016	49,522	52,499
FNMA
7.500%	04/01/2031 - 06/01/2031	102,791	110,388
Total Pass-Through Securities			3,088,535

Government National Mortgage Association (GNMA) — 15.6%
Pass-Through Securities
GNMA
5.000%	05/15/2033 - 06/15/2034	20,756,476	20,707,862
GNMA
5.500%	06/15/2033 - 09/15/2034	15,904,961	16,226,402
GNMA
6.000%	03/15/2033	414,171	430,139
GNMA
6.500%	03/15/2031 - 09/15/2032	510,553	540,266
GNMA
7.000%	10/15/2027 - 08/15/2032	328,593	351,834
GNMA
8.000%	08/15/2026 - 03/15/2027	65,549	72,367
Total Pass-Through Securities			38,328,870

Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	97,478	92,762

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $49,444,190)			49,598,035

U.S. TREASURY OBLIGATIONS — 24.0%
U.S. Treasury Bonds — 4.3%
U.S. Treasury Bond
6.125%	08/15/2029	7,460,000	8,694,397
U.S. Treasury Bond
7.125%	02/15/2023	1,500,000	1,912,734
Total U.S. Treasury Bonds			10,607,131

U.S. Treasury Notes — 19.7%
U.S. Treasury Inflation Index
3.875%	01/15/2009	1,155,000	1,300,999
U.S. Treasury Note
1.875%	11/30/2005	10,000,000	9,956,250
U.S. Treasury Note
2.000%	05/15/2006	3,250,000	3,228,164
U.S. Treasury Note
3.375%	11/15/2008	16,775,000	16,900,813
U.S. Treasury Note
4.000%	02/15/2014	6,300,000	6,252,750

16

U.S. Treasury Note
4.375%	05/15/2007	$6,000,000	$6,240,000
U.S. Treasury Note
5.000%	08/15/2011	4,040,000	4,342,369
Total U.S. Treasury Notes			48,221,345

TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,330,612)			58,828,476

TOTAL BONDS & NOTES (Cost $223,097,133)			225,638,842

TOTAL LONG TERM INVESTMENTS (Cost $223,247,772)			225,706,437

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 7.2%
Commercial Paper
Baxter International, Inc.
1.850%	10/06/2004	$4,390,000	$4,388,872
Carolina Power & Light Co.
1.850%	10/05/2004	4,790,000	4,789,015
Kinder Morgan Energy Partners LP ((+))
1.780%	10/01/2004	5,925,000	5,925,000
Pearson Holdings, Inc. (+)
1.800%	10/04/2004	2,245,000	2,244,663
Pearson Holdings, Inc.
1.870%	10/12/2004	200,000	199,886
			17,547,436

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			17,547,436

TOTAL INVESTMENTS — 99.2% (Cost $240,795,208) (**)			$243,253,873

Other Assets/(Liabilities) — 0.8%			1,959,954

NET ASSETS — 100.0%			$245,213,827

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          See Note 3 for aggregate cost for Federal tax purposes.

(+)                                 Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to a value of $23,354,353 or 9.5% of net assets.

(++)                          Security is currently in default.

(+++)                   This security is valued in good faith under procedures established by the board of directors.

The accompanying notes are an integral part of the portfolio of investments.

17

MassMutual Balanced Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 59.8%
Aerospace & Defense — 1.4%
Boeing Co.	24,100	$1,244,042
General Dynamics Corp.	3,100	316,510
Goodrich Corp.	3,900	122,304
Honeywell International, Inc.	13,200	473,352
Lockheed Martin Corp.	6,800	379,304
Northrop Grumman Corp.	5,500	293,315
Raytheon Co.	7,000	265,860
Rockwell Collins, Inc.	3,000	111,420
United Technologies Corp.	7,900	737,702
		3,943,809

Apparel, Textiles & Shoes — 0.8%
Coach, Inc. (*)	3,200	135,744
The Gap, Inc. (+)	17,800	332,860
Jones Apparel Group, Inc.	2,200	78,760
Limited Brands	21,200	472,548
Liz Claiborne, Inc.	9,300	350,796
Nike, Inc. Cl. B	4,300	338,840
Nordstrom, Inc.	2,800	107,072
Reebok International Limited	1,100	40,392
VF Corp. (+)	6,700	331,315
		2,188,327

Automotive & Parts — 0.7%
Cooper Tire & Rubber Co.	7,000	141,190
Dana Corp.	2,400	42,456
Ford Motor Co. (+)	55,600	781,180
General Motors Corp. (+)	4,200	178,416
Genuine Parts Co.	6,200	237,956
The Goodyear Tire & Rubber Co. (*) (+)	11,900	127,806
Harley-Davidson, Inc.	3,600	213,984
Paccar, Inc.	2,675	184,896
		1,907,884

Banking, Savings & Loans — 7.7%
AmSouth Bancorporation	8,900	217,160
Bank of America Corp.	73,956	3,204,513
Bank of New York Co., Inc.	12,300	358,791
BB&T Corp.	8,400	333,396
Citigroup, Inc.	84,600	3,732,552
Comerica, Inc.	6,100	362,035
Fannie Mae	14,700	931,980
Fifth Third Bancorp (+)	5,500	270,710
First Horizon National Corp.	2,200	95,392
Freddie Mac	17,200	1,122,128
Golden West Financial Corp.	2,400	266,280
JP Morgan Chase & Co.	58,156	2,310,538
KeyCorp (+)	10,300	325,480
M&T Bank Corp.	1,900	181,830
Marshall and Ilsley Corp. (+)	5,600	225,680

Mellon Financial Corp.	7,000	$193,830
National City Corp.	22,900	884,398
North Fork Bancorporation, Inc. (+)	2,700	120,015
Northern Trust Corp.	3,500	142,800
Providian Financial Corp. (*) (+)	21,400	332,556
Regions Financial Corp.	6,966	230,296
SouthTrust Corp.	5,200	216,632
Sovereign Bancorp, Inc.	5,800	126,556
State Street Corp.	5,700	243,447
SunTrust Banks, Inc.	9,800	690,018
Synovus Financial Corp.	3,100	81,065
U.S. Bancorp	28,400	820,760
Wachovia Corp.	19,800	929,610
Washington Mutual, Inc.	13,200	515,856
Wells Fargo & Co.	25,500	1,520,565
Zions Bancorp	900	54,936
		21,041,805

Beverages — 0.9%
Anheuser-Busch Companies, Inc.	8,300	414,585
Brown-Forman Corp. Cl. B	2,000	91,600
The Coca-Cola Co.	23,400	937,170
Coors (Adolph) Co. Cl. B (+)	600	40,752
The Pepsi Bottling Group, Inc.	10,300	279,645
PepsiCo, Inc.	16,500	802,725
		2,566,477

Broadcasting, Publishing & Printing — 1.4%
Clear Channel Communications, Inc.	11,000	342,870
Comcast Corp. Cl. A (*)	13,500	381,240
Dow Jones & Co., Inc.	1,500	60,915
Gannett Co., Inc.	4,700	393,672
Knight Ridder, Inc.	800	52,360
The McGraw-Hill Companies, Inc.	3,100	247,039
Meredith Corp.	1,000	51,380
New York Times Co. Cl. A (+)	2,500	97,750
Time Warner, Inc. (*)	81,800	1,320,252
Univision Communications, Inc. Cl. A (*)	5,700	180,177
Viacom, Inc. Cl. B	18,200	610,792
		3,738,447

Building Materials & Construction — 0.3%
Louisiana-Pacific Corp. (+)	10,900	282,855
Masco Corp.	15,800	545,574
Vulcan Materials Co.	1,300	66,235
		894,664

Chemicals — 0.8%
Air Products & Chemicals, Inc.	3,900	212,082
Ashland, Inc.	6,000	336,480
Dow Chemical Co.	15,500	700,290
Du Pont (E.I.) de Nemours & Co.	200	8,560
Eastman Chemical Co. (+)	1,300	61,815
Engelhard Corp.	1,500	42,525

International Flavors & Fragrances, Inc.	1,600	$61,120
Monsanto Co.	4,600	167,532
PPG Industries, Inc.	3,000	183,840
Praxair, Inc.	3,100	132,494
Rohm & Haas Co.	8,600	369,542
		2,276,280

Commercial Services — 1.1%
Apollo Group, Inc. Cl. A (*)	3,000	220,110
Block (H&R), Inc. (+)	3,200	158,144
Cendant Corp.	11,500	248,400
Cintas Corp.	2,900	121,916
Convergys Corp. (*)	2,400	32,232
Donnelley (R.R.) & Sons Co.	1,300	40,716
eBay, Inc. (*)	11,800	1,084,892
Ecolab, Inc.	100	3,144
Equifax, Inc.	7,900	208,244
Moody’s Corp.	2,300	168,475
Paychex, Inc.	3,600	108,540
PerkinElmer, Inc.	10,700	184,254
Quest Diagnostics, Inc. (+)	1,500	132,330
Robert Half International, Inc.	1,800	46,386
Ryder System, Inc. (+)	3,000	141,120
Waste Management, Inc.	8,000	218,720
		3,117,623

Communications — 1.6%
Avaya, Inc. (*)	20,400	284,376
Citizens Communications Co.	8,700	116,493
Lucent Technologies, Inc. (*) (+)	123,400	391,178
Network Appliance, Inc. (*) (+)	6,100	140,300
Qualcomm, Inc.	26,600	1,038,464
SBC Communications, Inc.	74,059	1,921,831
Scientific-Atlanta, Inc.	4,100	106,272
Tellabs, Inc. (*)	39,400	362,086
		4,361,000

Communications Equipment — 0.5%
Motorola, Inc.	73,700	1,329,548

Computer Integrated Systems Design — 0.4%
Autodesk, Inc.	6,700	325,821
Computer Sciences Corp. (*)	3,200	150,720
Parametric Technology Corp. (*)	87,395	461,446
Sun Microsystems, Inc. (*)	54,200	218,968
Unisys Corp. (*)	3,300	34,056
		1,191,011

Computers & Information — 2.6%
Apple Computer, Inc. (*)	6,300	244,125
Cisco Systems, Inc. (*) (+)	110,400	1,998,240
Comverse Technology, Inc. (*)	2,700	50,841
Dell, Inc. (*)	40,800	1,452,480
EMC Corp. (*)	39,300	453,522

Gateway, Inc. (*)	5,800	$28,710
International Business Machines Corp.	27,400	2,349,276
International Game Technology	3,800	136,610
Jabil Circuit, Inc. (*)	3,500	80,500
Lexmark International, Inc. (*)	2,300	193,223
Solectron Corp. (*)	15,800	78,210
Symbol Technologies, Inc.	3,500	44,240
		7,109,977

Computers & Office Equipment — 0.4%
Electronic Data Systems Corp.	8,100	157,059
Hewlett-Packard Co.	15,900	298,125
Pitney Bowes, Inc.	3,800	167,580
Xerox Corp. (*) (+)	22,800	321,024
		943,788

Containers — 0.2%
Ball Corp.	2,400	89,832
Bemis Co., Inc.	2,300	61,134
Pactiv Corp. (*)	2,700	62,775
Sealed Air Corp. (*)	1,400	64,890
Temple-Inland, Inc.	5,500	369,325
		647,956

Cosmetics & Personal Care — 1.5%
Alberto-Culver Co.	1,800	78,264
Avon Products, Inc.	4,900	214,032
Colgate-Palmolive Co.	5,300	239,454
The Gillette Co.	16,900	705,406
Kimberly-Clark Corp.	8,600	555,474
The Procter & Gamble Co.	43,300	2,343,396
		4,136,026

Data Processing & Preparation — 0.6%
Affiliated Computer Services, Inc. Cl. A (*)	2,200	122,474
Automatic Data Processing, Inc.	9,900	409,068
Deluxe Corp. (+)	5,600	229,712
First Data Corp.	14,000	609,000
Fiserv, Inc. (*)	3,500	122,010
IMS Health, Inc.	4,000	95,680
NCR Corp. (*) (+)	1,600	79,344
		1,667,288

Electric Utilities — 1.6%
AES Corp. (*)	100	999
Ameren Corp.	2,500	115,375
American Electric Power Co.	5,500	175,780
CenterPoint Energy, Inc.	27,800	288,008
Cinergy Corp.	2,300	91,080
CMS Energy Corp. (*)	2,900	27,608
Consolidated Edison, Inc. (+)	3,100	130,324
Constellation Energy Group, Inc.	2,300	91,632
Dominion Resources, Inc.	4,300	280,575
DTE Energy Co.	2,300	97,037

Duke Energy Corp.	20,000	$457,800
Edison International	4,600	121,946
Entergy Corp.	2,900	175,769
Exelon Corp. (+)	8,500	311,865
FirstEnergy Corp.	7,000	287,560
FPL Group, Inc.	3,900	266,448
NiSource, Inc.	3,400	71,434
PG&E Corp. (*)	5,200	158,080
Pinnacle West Capital Corp.	1,000	41,500
PPL Corp.	4,200	198,156
Progress Energy, Inc.	5,300	224,402
Public Service Enterprise Group, Inc.	3,100	132,060
Southern Co. (+)	9,400	281,812
Teco Energy, Inc. (+)	10,200	138,006
TXU Corp.	3,800	182,096
		4,347,352

Electrical Equipment & Electronics — 3.3%
Altera Corp. (*) (+)	6,100	119,377
Analog Devices, Inc.	500	19,390
Broadcom Corp. Cl. A (*)	400	10,916
Emerson Electric Co.	15,100	934,539
General Electric Co.	145,600	4,889,248
Intel Corp.	77,400	1,552,644
Johnson Controls, Inc.	1,700	96,577
Kla-Tencor Corp. (*) (+)	3,200	132,736
Linear Technology Corp.	5,100	184,824
Maxim Integrated Products, Inc.	5,300	224,137
Micron Technology, Inc. (*) (+)	600	7,218
National Semiconductor Corp. (*)	200	3,098
Rockwell Automation, Inc.	7,500	290,250
Texas Instruments, Inc.	17,600	374,528
Xilinx, Inc.	3,500	94,500
		8,933,982

Energy — 4.8%
Amerada Hess Corp.	2,400	213,600
Anadarko Petroleum Corp.	3,900	258,804
Apache Corp.	5,000	250,550
BJ Services Co. (+)	3,800	199,158
Burlington Resources, Inc.	6,100	248,880
ChevronTexaco Corp.	43,100	2,311,884
ConocoPhillips	10,700	886,495
Devon Energy Corp.	3,700	262,737
Dynegy, Inc. Cl. A (*) (+)	75,100	374,749
El Paso Corp.	300	2,757
EOG Resources, Inc.	1,700	111,945
Exxon Mobil Corp.	99,300	4,799,169
Halliburton Co. (+)	6,100	205,509
Kerr-McGee Corp.	3,900	223,275
KeySpan Corp.	1,800	70,560
Kinder Morgan, Inc.	2,900	182,178
Marathon Oil Corp.	5,300	218,784
Nicor, Inc. (+)	3,800	139,460

Noble Corp. (*)	1,800	$80,910
Occidental Petroleum Corp.	9,900	553,707
Peoples Energy Corp.	700	29,176
Schlumberger Limited	8,200	551,942
Sempra Energy	5,000	180,950
Sunoco, Inc.	1,200	88,776
Transocean, Inc. (*)	4,400	157,432
Unocal Corp.	3,900	167,700
Valero Energy Corp.	2,000	160,420
The Williams Companies, Inc.	12,300	148,830
Xcel Energy, Inc.	5,100	88,332
		13,168,669

Entertainment & Leisure — 0.3%
Brunswick Corp. (+)	1,000	45,760
Harrah’s Entertainment, Inc.	1,200	63,576
The Walt Disney Co.	36,900	832,095
		941,431

Financial Services — 2.2%
American Express Co.	20,700	1,065,222
Bear Stearns Companies, Inc.	1,600	153,872
Countrywide Financial Corp.	8,598	338,675
E Trade Financial Corp. (*)	3,400	38,828
Franklin Resources, Inc.	4,000	223,040
The Goldman Sachs Group, Inc.	7,400	689,976
Huntington Bancshares, Inc. (+)	11,600	288,956
Lehman Brothers Holdings, Inc.	4,100	326,852
MBNA Corp.	19,300	486,360
Merrill Lynch & Co., Inc.	14,200	706,024
Morgan Stanley	16,600	818,380
PNC Financial Services Group, Inc.	9,900	535,590
Price (T. Rowe) Group, Inc.	1,200	61,128
ProLogis Trust	3,000	105,720
Simon Property Group, Inc.	3,500	187,705
		6,026,328

Foods — 0.8%
Archer-Daniels-Midland Co.	11,300	191,874
ConAgra Foods, Inc.	9,000	231,390
Heinz (H. J.) Co.	5,900	212,518
Hershey Foods Corp.	4,300	200,853
Kellogg Co.	6,600	281,556
The Kroger Co. (*)	8,600	133,472
McCormick & Co., Inc.	300	10,302
Safeway, Inc. (*) (+)	8,000	154,480
Sara Lee Corp. (+)	12,900	294,894
Starbucks Corp. (*)	6,900	313,674
SuperValu, Inc.	5,800	159,790
Wrigley (Wm.) Jr. Co.	200	12,662
		2,197,465

Forest Products & Paper — 0.4%
Georgia-Pacific Corp.	10,200	$366,690
International Paper Co.	5,000	202,050
MeadWestvaco Corp.	3,300	105,270
Plum Creek Timber Co., Inc.	3,100	108,593
Weyerhaeuser Co.	6,500	432,120
		1,214,723

Healthcare — 0.5%
Caremark Rx, Inc. (*)	4,600	147,522
Express Scripts, Inc. (*) (+)	1,300	84,942
HCA, Inc.	200	7,630
Humana, Inc. (*)	7,500	149,850
Manor Care, Inc.	1,300	38,948
UnitedHealth Group, Inc.	10,600	781,644
Wellpoint Health Networks, Inc. (*)	2,600	273,234
		1,483,770

Home Construction, Furnishings & Appliances — 0.2%
Centex Corp. (+)	2,600	131,196
KB Home (+)	700	59,143
Leggett & Platt, Inc.	2,900	81,490
Pulte Homes, Inc.	1,600	98,192
Whirlpool Corp.	900	54,081
		424,102

Household Products — 0.4%
Black & Decker Corp. (+)	3,100	240,064
The Clorox Co.	3,700	197,210
Corning, Inc. (*)	14,000	155,120
Fortune Brands, Inc.	1,800	133,362
Newell Rubbermaid, Inc. (+)	3,600	72,144
Sherwin-Williams Co.	2,600	114,296
Snap-On, Inc.	800	22,048
The Stanley Works (+)	6,400	272,192
		1,206,436

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	3,300	190,245

Industrial - Diversified — 1.5%
3M Co.	12,200	975,634
Cooper Industries Limited Cl. A	5,000	295,000
Danaher Corp.	4,800	246,144
Eaton Corp.	5,600	355,096
Illinois Tool Works, Inc.	2,800	260,876
ITT Industries, Inc.	1,500	119,985
Textron, Inc.	5,200	334,204
Tyco International Limited (+)	50,489	1,547,993
		4,134,932

Information Retrieval Services — 0.3%
Yahoo!, Inc. (*)	22,200	752,802

Insurance — 3.2%
ACE Limited	4,800	$192,288
Aetna, Inc.	4,200	419,706
AFLAC, Inc.	8,200	321,522
Allstate Corp.	11,400	547,086
Ambac Financial Group, Inc.	1,600	127,920
American International Group, Inc.	32,700	2,223,273
Anthem, Inc. (*) (+)	2,300	200,675
Aon Corp.	5,500	158,070
Chubb Corp.	3,200	224,896
Cigna Corp.	5,600	389,928
Cincinnati Financial Corp.	1,680	69,250
The Hartford Financial Services Group, Inc.	2,900	179,597
Jefferson-Pilot Corp. (+)	3,950	196,157
Lincoln National Corp.	7,100	333,700
Loews Corp.	3,200	187,200
Marsh & McLennan Companies, Inc.	8,400	384,384
MBIA, Inc.	2,200	128,062
Metlife, Inc.	20,400	788,460
MGIC Investment Corp.	2,800	186,340
Progressive Corp.	2,200	186,450
Prudential Financial, Inc.	8,500	399,840
Safeco Corp.	2,400	109,560
St. Paul Travelers Companies	10,922	361,081
Torchmark Corp.	1,800	95,724
UnumProvident Corp.	5,000	78,450
XL Capital Limited Cl. A (+)	2,300	170,177
		8,659,796

Lodging — 0.2%
Hilton Hotels Corp.	7,400	139,416
Marriott International, Inc. Cl. A	4,100	213,036
Starwood Hotels & Resorts Worldwide, Inc.	3,800	176,396
		528,848

Machinery & Components — 0.6%
Baker Hughes, Inc.	7,700	336,644
Cummins, Inc. (+)	5,100	376,839
Deere & Co.	2,200	142,010
Dover Corp.	5,200	202,124
Ingersoll-Rand Co. Cl. A	2,700	183,519
Pall Corp. (+)	2,300	56,304
Parker-Hannifin Corp.	4,300	253,098
		1,550,538

Manufacturing — 0.3%
American Standard Companies, Inc. (*)	5,600	217,896
Applied Materials, Inc. (*)	27,700	456,773
		674,669

Medical Supplies — 1.0%
Agilent Technologies, Inc. (*)	8,200	176,874
Applied Biosystems Group-Applera Corp.	7,900	149,073
Bard (C.R.), Inc.	2,000	113,260
Bausch & Lomb, Inc.	5,700	378,765

Becton, Dickinson & Co. (+)	10,500	$542,850
Biomet, Inc.	5,000	234,400
Fisher Scientific International (*) (+)	2,100	122,493
Medtronic, Inc.	6,600	342,540
Stryker Corp.	4,300	206,744
Tektronix, Inc.	11,900	395,675
Thermo Electron Corp. (*)	2,500	67,550
Waters Corp. (*)	1,300	57,330
		2,787,554

Metals & Mining — 0.4%
Alcoa, Inc.	5,200	174,668
Crane Co.	6,500	187,980
Nucor Corp. (+)	2,200	201,014
Phelps Dodge Corp. (+)	1,900	174,857
United States Steel Corp. (+)	7,400	278,388
Worthington Industries, Inc.	6,200	132,370
		1,149,277

Pharmaceuticals — 5.1%
Abbott Laboratories	28,400	1,203,024
AmerisourceBergen Corp. (+)	3,900	209,469
Amgen, Inc. (*)	10,100	572,468
Bristol-Myers Squibb Co.	35,300	835,551
Eli Lilly & Co.	8,600	516,430
Forest Laboratories, Inc. (*)	7,000	314,860
Hospira, Inc. (*)	2,040	62,424
Johnson & Johnson	53,900	3,036,187
King Pharmaceuticals, Inc. (*)	4,900	58,506
McKesson Corp.	10,400	266,760
Medco Health Solutions, Inc. (*)	7,456	230,390
Merck & Co., Inc.	49,200	1,623,600
Pfizer, Inc.	137,000	4,192,200
Schering-Plough Corp.	15,900	303,054
Sigma-Aldrich Corp.	1,100	63,800
Wyeth	14,200	531,080
		14,019,803

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. (+)	6,000	193,320

Prepackaged Software — 2.6%
Adobe Systems, Inc.	4,100	202,827
BMC Software, Inc. (*)	3,800	60,078
Citrix Systems, Inc. (*)	23,800	416,976
Computer Associates International, Inc.	9,800	257,740
Compuware Corp. (*)	6,500	33,475
Intuit, Inc. (*)	3,500	158,900
Microsoft Corp.	153,800	4,252,570
Novell, Inc. (*)	6,000	37,860
Oracle Corp. (*)	84,400	952,032
Peoplesoft, Inc. (*)	3,600	71,460
Siebel Systems, Inc. (*)	7,900	59,566
SunGard Data Systems, Inc. (*)	4,800	114,096

Symantec Corp. (*)	8,900	$488,432
Veritas Software Corp. (*)	4,400	78,320
		7,184,332

Real Estate — 0.1%
Equity Office Properties Trust	7,100	193,475
Equity Residential	4,600	142,600
		336,075

Restaurants — 0.3%
Darden Restaurants, Inc.	3,100	72,292
McDonald’s Corp.	22,700	636,281
Wendy’s International, Inc.	100	3,360
Yum! Brands, Inc.	5,600	227,696
		939,629

Retail — 2.9%
AutoZone, Inc. (*) (+)	1,600	123,600
Best Buy Co., Inc. (+)	6,300	341,712
Circuit City Stores, Inc. (+)	12,700	194,818
Costco Wholesale Corp.	8,500	353,260
CVS Corp.	4,700	198,011
Dillards, Inc. Cl. A	1,600	31,584
Dollar General Corp.	100	2,015
Federated Department Stores, Inc.	3,100	140,833
The Home Depot, Inc.	43,100	1,689,520
J.C. Penney Co., Inc.	5,700	201,096
Kohl’s Corp. (*)	4,000	192,760
The May Department Stores Co.	4,900	125,587
Office Depot, Inc. (*)	3,400	51,102
RadioShack Corp.	3,100	88,784
Sears, Roebuck and Co. (+)	4,000	159,400
Staples, Inc.	9,600	286,272
TJX Companies, Inc.	5,600	123,424
Wal-Mart Stores, Inc.	67,400	3,585,680
		7,889,458

Retail - Grocery — 0.1%
Albertson’s, Inc.	6,800	162,724
Winn-Dixie Stores, Inc. (+)	2,800	8,652
		171,376

Telephone Utilities — 1.7%
Alltel Corp.	4,800	263,568
AT&T Corp.	12,280	175,850
AT&T Wireless Services, Inc. (*)	8,700	128,586
BellSouth Corp.	28,300	767,496
CenturyTel, Inc.	9,600	328,704
Qwest Communications International, Inc. (*)	29,400	97,902
Sprint Corp. (FON Group)	53,300	1,072,929
Verizon Communications, Inc.	42,768	1,684,204
		4,519,239

Tobacco — 0.7%
Altria Group, Inc.	35,100	$1,651,104
Reynolds American, Inc.	2,600	176,904
UST, Inc.	4,700	189,222
		2,017,230

Toys, Games — 0.0%
Hasbro, Inc.	2,400	45,120

Transportation — 1.1%
Burlington Northern Santa Fe Corp.	6,000	229,860
Carnival Corp.	200	9,458
CSX Corp.	2,116	70,251
FedEx Corp. (+)	11,200	959,728
Norfolk Southern Corp.	11,000	327,140
United Parcel Service, Inc. Cl. B	17,900	1,358,968
		2,955,405

Travel — 0.1%
Sabre Holdings Corp.	8,300	203,599

TOTAL EQUITIES (Cost $155,741,334)		163,909,415

	Number of Shares	Market Value
RIGHTS - 0.0%
Computers & Information
Seagate Technology (*) (++)	5,100	$0

TOTAL RIGHTS (Cost $0)		0

		Principal Amount	Market Value
BONDS & NOTES — 28.2%
ASSET BACKED SECURITIES — 0.6%
Chase Mortgage Finance Co. Series 2003-S11, Class 1A-1
5.000%	10/25/2033	$659,048	$645,545
Travelers Funding Limited Series 1A, Class A1 (+++)
6.300%	02/18/2014	565,496	588,115
Vanderbilt Mortgage and Finance, Inc. Series 2002-C, Class A2
4.230%	02/07/2015	300,000	302,063

TOTAL ASSET BACKED SECURITIES (Cost $1,503,955)			1,535,723

CORPORATE DEBT — 14.2%
Allied Waste North America Series B
5.750%	02/15/2011	80,000	76,000
American General Finance Corp.
5.875%	07/14/2006	200,000	210,044

American Greetings Corp.
6.100%	08/01/2028	$385,000	$410,987
American Honda Finance Corp. (+++)
3.850%	11/06/2008	175,000	175,941
American Standard, Inc.
7.625%	02/15/2010	200,000	226,500
Ametek, Inc.
7.200%	07/15/2008	280,000	305,776
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	200,000	201,432
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	200,000	224,111
AOL Time Warner, Inc.
5.625%	05/01/2005	400,000	407,172
Aramark Services, Inc.
7.000%	05/01/2007	60,000	64,844
Aramark Services, Inc.
8.150%	05/01/2005	175,000	179,968
Australian Gas Light Co. Limited (+++)
6.400%	04/15/2008	190,000	206,687
Avnet, Inc. (+)
8.000%	11/15/2006	160,000	171,200
Bank of America Corp.
4.250%	10/01/2010	325,000	325,844
Bausch & Lomb, Inc.
7.125%	08/01/2028	175,000	185,041
Bombardier Capital, Inc. (+++)
6.125%	06/29/2006	100,000	99,190
Bombardier, Inc. (++++)
6.750%	05/01/2012	75,000	68,435
BP Capital Markets PLC
2.750%	12/29/2006	550,000	548,148
Briggs & Stratton Corp.
8.875%	03/15/2011	365,000	435,719
Buckeye Partners LP
4.625%	07/15/2013	100,000	96,528
Cabot Corp. (+++)
5.250%	09/01/2013	120,000	120,941
Capitol Records, Inc. (+++)
8.375%	08/15/2009	265,000	295,475
Certegy, Inc.
4.750%	09/15/2008	60,000	61,795
Champion International Corp.
6.400%	02/15/2026	500,000	527,073
Chesapeake Energy Corp. (+++)
7.000%	08/15/2014	70,000	74,025
Chesapeake Energy Corp.
7.500%	06/15/2014	120,000	131,100
CIT Group, Inc.
7.375%	04/02/2007	250,000	274,170
Citigroup, Inc.
6.750%	12/01/2005	500,000	523,600
Colonial Pipeline Co. (+++)
7.630%	04/15/2032	200,000	254,262

Comcast Cable Communications, Inc.
8.375%	05/01/2007	$750,000	$837,807
Consolidated Natural Gas Co. Series C
6.250%	11/01/2011	65,000	70,922
Cox Communications, Inc.
6.750%	03/15/2011	100,000	107,028
CSX Corp.
7.250%	05/01/2027	500,000	569,586
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	530,000	534,750
Dana Corp.
7.000%	03/15/2028	75,000	75,375
Delhaize America, Inc.
9.000%	04/15/2031	245,000	294,821
Deutsche Telekom International Finance BV
8.250%	06/15/2005	225,000	233,698
Diageo Finance BV
3.000%	12/15/2006	100,000	99,875
Dominion Resources, Inc.
7.195%	09/15/2014	200,000	228,180
Duke Energy Field Services Corp.
7.875%	08/16/2010	550,000	647,330
Electronic Data Systems Corp. Series B
6.000%	08/01/2013	155,000	156,336
Emerald Investment Grade CBO Limited (+++)
1.735%	05/24/2011	924,767	912,052
Entergy Gulf States, Inc.
5.250%	08/01/2015	425,000	417,949
Enterprise Products Operating LP (+++)
4.000%	10/15/2007	15,000	15,083
Enterprise Products Operating LP
7.500%	02/01/2011	260,000	296,031
ERAC USA Finance Co. (+++)
6.700%	06/01/2034	225,000	237,827
ERAC USA Finance Co. (+++)
6.750%	05/15/2007	250,000	270,380
FedEx Corp.
1.880%	04/01/2005	125,000	125,121
First Industrial LP
7.600%	05/15/2007	175,000	192,319
Ford Motor Co.
6.375%	02/01/2029	230,000	202,151
Ford Motor Co.
6.625%	02/15/2028	85,000	76,935
Foster’s Finance Corp. (+++)
6.875%	06/15/2011	225,000	253,953
France Telecom SA
8.500%	03/01/2011	240,000	287,299
France Telecom SA
9.250%	03/01/2031	100,000	132,585
Franklin Resources, Inc.
3.700%	04/15/2008	200,000	200,424
General Mills, Inc.
2.625%	10/24/2006	875,000	862,348

General Mills, Inc.
8.900%	06/15/2006	$500,000	$548,300
General Motors Corp. (+)
7.200%	01/15/2011	500,000	529,534
General Motors Corp.
8.375%	07/15/2033	120,000	127,413
Glencore Funding LLC (+++)
6.000%	04/15/2014	200,000	193,970
Goldman Sachs Group, Inc.
5.150%	01/15/2014	225,000	226,362
Harrah’s Operating Co., Inc. (+++)
5.500%	07/01/2010	100,000	103,327
HCA, Inc.
6.950%	05/01/2012	210,000	226,750
Hearst-Argyle Television, Inc.
7.000%	11/15/2007	300,000	324,723
Household Finance Corp.
4.125%	12/15/2008	250,000	252,850
Household Finance Corp.
6.375%	10/15/2011	100,000	110,220
ICI Wilmington, Inc.
7.050%	09/15/2007	150,000	161,958
Interpool, Inc.
7.350%	08/01/2007	250,000	251,250
iStar Financial, Inc. Series B
4.875%	01/15/2009	45,000	45,091
iStar Financial, Inc. Series B
5.700%	03/01/2014	80,000	80,174
J.C. Penney Co., Inc.
7.950%	04/01/2017	140,000	161,700
JP Morgan Chase & Co.
3.125%	12/11/2006	250,000	250,786
JP Morgan Chase & Co.
5.125%	09/15/2014	70,000	70,375
Kellwood Co.
7.625%	10/15/2017	240,000	263,901
Kellwood Co.
7.875%	07/15/2009	50,000	55,893
Kennametal, Inc.
7.200%	06/15/2012	215,000	234,573
Kern River Funding Corp. (+++)
4.893%	04/30/2018	188,500	190,051
Kimco Realty Corp. Series MTNB
7.860%	11/01/2007	350,000	397,663
The Kroger Co.
6.750%	04/15/2012	300,000	335,497
Leucadia National Corp.
7.750%	08/15/2013	350,000	364,000
Marriott International, Inc. Series E
7.000%	01/15/2008	185,000	202,079
The May Department Stores Co. (+++)
3.950%	07/15/2007	100,000	100,779
MCI, Inc.
5.908%	05/01/2007	39,000	38,659

MCI, Inc.
6.688%	05/01/2009	$39,000	$37,586
MCI, Inc.
7.735%	05/01/2014	33,000	31,268
Meritor Automotive, Inc.
6.800%	02/15/2009	170,000	174,250
Merrill Lynch & Co., Inc.
2.940%	01/30/2006	825,000	828,491
MGM Mirage (+++)
6.000%	10/01/2009	60,000	60,825
MGM Mirage (+++)
6.750%	09/01/2012	200,000	207,000
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	275,000	270,683
Millipore Corp.
7.500%	04/01/2007	1,000,000	1,067,751
Mobil Corp.
8.625%	08/15/2021	1,000,000	1,367,879
Mohawk Industries, Inc. Series D
7.200%	04/15/2012	175,000	201,456
Monongahela Power Co. (+++)
6.700%	06/15/2014	110,000	119,211
National Rural Utilities Cooperative Finance Corp.
8.000%	03/01/2032	60,000	77,495
Navistar International Corp.
7.500%	06/15/2011	170,000	181,475
Newell Rubbermaid, Inc.
4.000%	05/01/2010	100,000	97,258
News America Holdings, Inc.
8.875%	04/26/2023	500,000	644,149
Nisource Finance Corp.
3.200%	11/01/2006	125,000	124,616
Norfolk Southern Corp.
6.000%	04/30/2008	120,000	129,349
North Finance (Bermuda) Limited (+++)
7.000%	09/15/2005	1,000,000	1,027,924
Nova Chemicals Corp.
6.500%	01/15/2012	75,000	77,437
Pacific Energy Partners LP/Pacific Energy Finance Corp. (+++)
7.125%	06/15/2014	115,000	124,488
Pacific Gas & Electric Co.
6.050%	03/01/2034	150,000	152,670
Piedmont Natural Gas Co. Series E
6.000%	12/19/2033	100,000	103,156
Pilgrims Pride Corp.
9.625%	09/15/2011	30,000	33,600
Plains All American Pipeline Co.
5.625%	12/15/2013	140,000	144,810
Precision Castparts Corp.
5.600%	12/15/2013	300,000	307,115
Procter & Gamble Co.
5.500%	02/01/2034	170,000	171,223
PSEG Power LLC
5.500%	12/01/2015	150,000	150,000

Qwest Corp. (+++)
9.125%	03/15/2012	$225,000	$247,500
Rogers Cable, Inc.
5.500%	03/15/2014	125,000	115,000
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	100,000	92,000
Ryder System, Inc.
6.600%	11/15/2005	750,000	779,716
Simon Property Group LP
6.875%	11/15/2006	200,000	212,061
SLM Corp.
5.000%	10/01/2013	340,000	341,705
SLM Corp.
5.625%	08/01/2033	160,000	154,638
Smithfield Foods, Inc. (+++)
7.000%	08/01/2011	230,000	240,350
Sprint Capital Corp.
6.900%	05/01/2019	500,000	547,418
Sprint Capital Corp.
8.375%	03/15/2012	25,000	30,278
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	130,000	147,063
Steelcase, Inc.
6.375%	11/15/2006	310,000	323,040
SuperValu, Inc.
7.875%	08/01/2009	500,000	573,617
Tampa Electric Co.
5.375%	08/15/2007	190,000	198,719
Telecom Italia Capital SA (+++)
6.000%	09/30/2034	100,000	97,676
Tenet Healthcare Corp.
6.375%	12/01/2011	115,000	103,213
Textron Financial Corp. Series E
2.690%	10/03/2006	495,000	491,256
Thomas & Betts Corp.
6.500%	01/15/2006	100,000	103,530
Timken Co.
5.750%	02/15/2010	145,000	150,399
Timken Co. Series A
6.750%	08/21/2006	125,000	130,355
Toro Co.
7.800%	06/15/2027	325,000	365,528
Toyota Motor Credit Corp.
4.350%	12/15/2010	375,000	383,574
TransAlta Corp.
5.750%	12/15/2013	250,000	256,819
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	120,000	149,203
Tri-State Generation & Transmission Association Series 2003, Class A (+++)
6.040%	01/31/2018	120,000	125,842
Tri-State Generation & Transmission Association Series 2003, Class B (+++)
7.144%	07/31/2033	135,000	149,957

Tyco International Group SA
6.375%	02/15/2006	$375,000	$392,036
Tyco International Group SA
6.375%	10/15/2011	325,000	359,424
Tyco International Group SA
6.875%	01/15/2029	35,000	39,223
United Rentals North America, Inc.
6.500%	02/15/2012	180,000	173,250
US Airways, Inc. Cl. B (*) (++++)
7.500%	04/15/2008	434,841	0
USA Interactive
7.000%	01/15/2013	235,000	257,181
Verizon Global Funding Corp.
7.750%	12/01/2030	195,000	233,536
Vodafone Group PLC
5.375%	01/30/2015	25,000	25,851
Vulcan Materials Co.
6.000%	04/01/2009	250,000	269,665
The Walt Disney Co.
6.750%	03/30/2006	175,000	184,445
Washington Mutual, Inc.
2.400%	11/03/2005	425,000	424,066
Weyerhaeuser Co.
5.500%	03/15/2005	67,000	67,880
WPP Finance (USA) Corp.
6.625%	07/15/2005	675,000	684,421
XTO Energy, Inc.
4.900%	02/01/2014	225,000	223,655

TOTAL CORPORATE DEBT (Cost $37,900,390)			38,826,306

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp. Series 2003-12, Class 1A
5.000%	12/25/2033	453,427	444,123
AES Eastern Energy LP Series 1999-1, Class A
9.000%	01/02/2017	124,209	139,735
Asset Securitization Corp. Series 1995-MD4, Class A1
7.100%	08/13/2029	302,990	316,767
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1
3.804%	09/25/2033	218,788	218,791
Countrywide Home Loans, Inc. Series 2004-23, Class 1A1
4.385%	02/25/2034	219,450	220,668
CS First Boston Mortgage Securities Corp. Series 1998-C2, Class A1
5.960%	11/11/2030	326,140	336,572
CS First Boston Mortgage Securities Corp. Series 2003-7, Class 1A24
4.500%	02/25/2033	301,348	301,768

CS First Boston Mortgage Securities Corp. Series 2004-C1, Class A1
2.254%	01/15/2037	$290,938	$286,419
First Nationwide Trust Series 2001-5, Class A1
6.750%	10/21/2031	211,813	214,862
GSR Mortgage Loan Trust Series 2002-8F, Class 3AA1
6.500%	09/25/2032	35,016	34,993
GSR Mortgage Loan Trust Series 2004-9
4.720%	08/25/2034	418,830	424,197
IndyMac Bancorp, Inc. Mortgage Loan Trust Series 2004-AR4, Class 1A
4.820%	08/25/2034	672,344	683,574
MASTR Asset Securitization Trust Series 2003-12, Class 6A1
5.000%	12/25/2033	743,999	728,835
Merrill Lynch Mortgage Investors, Inc. Series 1998-C1, Class A1
6.310%	11/15/2026	283,410	289,786
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class IA
4.308%	07/25/2033	240,772	242,132
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA
4.178%	02/25/2034	118,308	119,135
Morgan Stanley Mortgage Loan Trust Series 2004-2AR, Class PT3
5.218%	02/25/2034	71,046	72,261
Salomon Brothers Mortgage Securities Series 2001-MMA, Class A1 (+++)
5.323%	02/18/2034	110,232	111,029
Starwood Commercial Mortgage Trust Series 1999-C1A, Class B (+++)
6.920%	02/03/2014	1,000,000	1,113,707
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
5.077%	03/25/2034	488,218	496,326
Structured Asset Securities Corp. Series 2002-11A, Class 2A1
5.600%	06/25/2032	186,694	189,961
Structured Asset Securities Corp. Series 2003-30, Class 1A1
5.500%	10/25/2033	546,394	547,179
Vendee Mortgage Trust Series 1992-1, Class 2Z
7.750%	05/15/2022	249,475	265,205
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A
7.000%	03/25/2034	441,097	456,394
Washington Mutual, Inc. Series 2003-S11, Class A1
5.000%	11/25/2033	812,395	795,747
Washington Mutual, Inc. Series 2004-AR2, Class A
2.688%	04/25/2044	593,710	598,661
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1
4.300%	09/25/2034	492,254	493,062
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,042,700)			10,141,889

SOVEREIGN DEBT OBLIGATIONS — 0.1%

Republic of South Africa
6.500%	06/02/2014	$200,000	$213,500
United Mexican States
8.375%	01/14/2011	190,000	222,775

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $410,935)			436,275

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.9%
Collateralized Mortgage Obligations — 0.1%
FHLMC Series W067, Class A
6.420%	12/01/2005	185,000	191,989

Pass-Through Securities — 0.8%
FHLMC
4.250%	07/15/2009	835,000	854,138
FHLMC
6.000%	09/01/2016 - 02/01/2018	212,550	223,019
FHLMC
6.500%	08/01/2016	71,339	75,561
FHLMC
6.625%	09/15/2009	875,000	988,241
FHLMC
8.000%	06/01/2027	130,209	142,131
FHLMC
9.000%	03/01/2017	14,052	15,248
Total Pass-Through Securities			2,298,338
Total Federal Home Loan Mortgage Corporation (FHLMC)			2,490,327

Federal National Mortgage Association (FNMA) — 0.3%
Pass-Through Securities
FNMA
6.000%	05/01/2016	81,898	85,958
FNMA
7.000%	01/01/2031 - 05/01/2031	173,767	184,518
FNMA
7.500%	10/01/2029 - 05/01/2030	372,693	400,323
FNMA
8.000%	05/01/2013 - 10/01/2031	151,504	164,620
Total Pass-Through Securities			835,419

Government National Mortgage Association (GNMA) — 4.7%
Pass-Through Securities
GNMA
5.000%	05/15/2033 - 02/15/2034	$5,985,488	$5,972,722
GNMA
5.500%	12/15/2032 - 07/15/2034	5,119,600	5,223,030
GNMA
6.000%	01/15/2032 - 08/15/2032	625,425	650,485
GNMA
6.500%	06/15/2023 - 12/15/2023	260,705	276,616
GNMA
7.000%	08/15/2023 - 08/15/2032	257,862	275,439
GNMA
7.500%	10/15/2006 - 06/15/2017	191,989	207,229
GNMA
8.000%	03/15/2005 - 07/15/2008	77,500	84,788
GNMA
9.000%	12/15/2008 - 05/15/2009	60,829	65,269
Total Pass-Through Securities			12,755,578

Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	97,478	92,762

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,963,209)			16,174,086

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds — 1.5%
U.S. Treasury Bond
6.125%	08/15/2029	1,190,000	1,386,908
U.S. Treasury Bond
6.875%	08/15/2025	200,000	251,125
U.S. Treasury Bond
8.750%	05/15/2017	1,875,000	2,645,801
Total U.S. Treasury Bonds			4,283,834

U.S. Treasury Notes — 2.2%
U.S. Treasury Inflation Index
3.875%	01/15/2009	421,553	474,840
U.S. Treasury Note (+)
2.000%	05/15/2006	3,400,000	3,377,156
U.S. Treasury Note
4.000%	02/15/2014	1,050,000	1,042,125
U.S. Treasury Note (+)
5.000%	08/15/2011	1,020,000	1,096,341
Total U.S. Treasury Notes			5,990,462

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,643,615)			10,274,296

TOTAL BONDS & NOTES (Cost $75,464,804)			77,388,575

TOTAL LONG TERM INVESTMENTS (Cost $231,206,138)			241,297,990

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 17.5%
Cash Equivalents — 5.9% (**)
American AAdvanage Select Money Market Fund
		$220,095	$220,095
Bank of America Bank Note
1.875%	10/19/2004	712,504	712,504
Bank of America Bank Note
1.880%	12/23/2004	548,080	548,080
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	96,066	96,066
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	438,464	438,464
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	276,781	276,781
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	438,464	438,464
BGIF Institutional Money Market Fund
		1,973,089	1,973,089
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	853,909	853,909
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	5,481	5,481
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	1,096,160	1,096,161
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	657,696	657,696
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	109,616	109,616
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	54,808	54,808
Dreyfus Cash Management Plus, Inc. Money Market Fund
		328,848	328,848
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	164,424	164,424
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	493,272	493,272
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	327,752	327,752
Freddie Mac Agency Discount Note
1.672%	10/05/2004	985,527	985,527
General Electric Capital Corp.
1.623%	10/08/2004	328,848	328,848
General Electric Capital Corp.
1.652%	10/08/2004	383,656	383,656
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	438,464	438,464
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	219,232	219,232

Merrill Lynch Premier Institutional Money Market Fund
		$248,537	$248,537
Merrimac Cash Fund, Premium Class
		986,544	986,545
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	723,466	723,466
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	548,080	548,080
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	438,464	438,464
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	438,464	438,464
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	789,236	789,236
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	601,792	601,792
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	164,424	164,424
			16,090,245

Commercial Paper — 11.6%
Albertson’s, Inc. (+++)
1.800%	10/08/2004	4,820,000	4,818,313
Baxter International, Inc.
1.820%	10/07/2004	4,975,000	4,973,491
Carolina Power & Light Co.
1.820%	10/06/2004	4,040,000	4,038,979
CVS Corp. (+++)
1.830%	10/14/2004	4,970,000	4,966,716
Pearson Holdings, Inc. (+++)
1.800%	10/04/2004	3,045,000	3,044,543
Safeway, Inc. (+++)
1.780%	10/01/2004	5,000,000	5,000,000
Wisconsin Gas Co.
1.780%	10/05/2004	4,878,000	4,877,035
			31,719,077

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			47,809,322

TOTAL INVESTMENTS — 105.5% (Cost $279,015,460) (***)			$289,107,312

Other Assets/(Liabilities) — (5.5%)			(15,099,105)

NET ASSETS — 100.0%			$274,008,207

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(+)                                 Denotes all or a portion of security on loan.

(++)                          This security is valued in good faith under procedures established by the board of directors.

(+++)                   Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities amounted to a value of $25,615,574 or 9.3% of net assets.

(++++)            Security is currently in default.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Strategic Balanced Fund —

Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 53.6%
Aerospace & Defense — 2.3%
Boeing Co.	24,900	$1,285,338
Honeywell International, Inc.	38,800	1,391,368
Raytheon Co.	65,500	2,487,690
		5,164,396

Air Transportation — 0.7%
AMR Corp. (*) (+)	24,200	177,386
Continental Airlines, Inc. Cl. B (*) (+)	27,100	230,892
Frontier Airlines, Inc. (*)	23,500	180,480
Northwest Airlines Corp. (*) (+)	26,500	217,565
Southwest Airlines Co.	50,800	691,896
US Airways Group, Inc. Escrow shares	130,000	0
		1,498,219

Apparel, Textiles & Shoes — 0.1%
Tommy Hilfiger Corp. (*)	31,000	305,970

Automotive & Parts — 0.2%
BorgWarner, Inc. (+)	12,500	541,125

Banking, Savings & Loans — 2.0%
Bank of New York Co., Inc.	22,400	653,408
JP Morgan Chase & Co.	69,340	2,754,878
Mitsubishi Tokyo Financial Group, Inc.	11	91,644
State Street Corp.	23,300	995,143
		4,495,073

Beverages — 0.3%
PepsiCo, Inc.	16,300	792,995

Broadcasting, Publishing & Printing — 3.5%
Comcast Corp. Special Cl. A (*)	57,400	1,602,608
IAC/InterActiveCorp (*)	8,900	195,978
Liberty Media Corp. Cl. A	231,100	2,015,192
News Corp. Limited Sponsored ADR (Australia) (+)	46,300	1,521,881
Time Warner, Inc. (*)	127,200	2,053,008
Viacom, Inc. Cl. B	15,600	523,536
		7,912,203

Chemicals — 2.0%
Cabot Corp.	22,500	867,825
Dow Chemical Co.	42,400	1,915,632
Engelhard Corp.	58,100	1,647,135
WGI Heavy Minerals, Inc. (*)	15,400	78,694
		4,509,286

Commercial Services — 0.9%
Ikon Office Solutions, Inc.	60,100	722,402
Waste Management, Inc.	44,400	1,213,896
		1,936,298

1

Communications — 1.9%
Lucent Technologies, Inc. (*) (+)	441,700	$1,400,189
Nokia Oyj Sponsored ADR (Finland)	123,300	1,691,676
SBC Communications, Inc.	45,900	1,191,105
Socket Communications, Inc. (*)	15,300	36,414
		4,319,384

Communications Equipment — 1.1%
Motorola, Inc. (+)	141,500	2,552,660

Computer Integrated Systems Design — 0.5%
3Com Corp. (*)	3,800	16,036
Unisys Corp. (*)	119,900	1,237,368
		1,253,404

Computer Maintenance and Repair — 0.3%
Electronics for Imaging, Inc. (*)	42,000	682,080

Computer Programming Services — 0.3%
RealNetworks, Inc. (*)	131,500	612,790

Computers & Information — 1.5%
International Business Machines Corp.	16,400	1,406,136
Solectron Corp. (*)	407,119	2,015,239
		3,421,375

Containers — 0.0%
Smurfit-Stone Container Corp.	3,600	69,732

Electric Utilities — 0.1%
Calpine Corp. (*) (+)	60,900	176,610

Electrical Equipment & Electronics — 1.9%
Intel Corp. (+)	70,000	1,404,200
Sony Corp.	1,000	34,318
Taiwan Semiconductor Manufacturing Co. Limited Sponsored ADR (Taiwan) (+)	215,282	1,537,114
Texas Instruments, Inc.	62,400	1,327,872
		4,303,504

Energy — 4.7%
Anadarko Petroleum Corp.	26,900	1,785,084
ChevronTexaco Corp.	52,800	2,832,192
GlobalSantaFe Corp.	54,000	1,655,100
Halliburton Co.	40,500	1,364,445
Murphy Oil Corp.	19,400	1,683,338
The Williams Companies, Inc.	113,200	1,369,720
		10,689,879

Entertainment & Leisure — 0.7%
The Walt Disney Co.	67,500	1,522,125

2

Financial Services — 2.3%
American Express Co.	45,000	$2,315,700
MBNA Corp.	27,000	680,400
Merrill Lynch & Co., Inc.	30,400	1,511,488
Morgan Stanley	16,300	803,590
		5,311,178

Foods — 0.5%
Safeway, Inc. (*)	60,200	1,162,462

Forest Products & Paper — 1.7%
Georgia-Pacific Corp.	55,200	1,984,440
Weyerhaeuser Co.	27,500	1,828,200
		3,812,640

Healthcare — 1.8%
Enzo Biochem, Inc. (*)	55,400	831,000
GlaxoSmithKline PLC ADR (United Kingdom)	41,200	1,801,676
UnitedHealth Group, Inc.	18,900	1,393,686
		4,026,362

Industrial - Diversified — 0.1%
Hutchison Whampoa Limited	19,900	155,454

Insurance — 5.2%
Ambac Financial Group, Inc.	23,800	1,902,810
American International Group, Inc.	29,800	2,026,102
Chubb Corp.	24,500	1,721,860
The Hartford Financial Services Group, Inc. (+)	15,400	953,722
Marsh & McLennan Companies, Inc.	24,100	1,102,816
MGIC Investment Corp. (+)	26,400	1,756,920
The PMI Group, Inc.	7,700	312,466
Radian Group, Inc.	42,400	1,960,152
United American Healthcare Corp. (*)	700	3,598
		11,740,446

Machinery & Components — 0.9%
Caterpillar, Inc.	18,900	1,520,505
Chicago Bridge & Iron Co. NV	14,000	419,860
		1,940,365

Medical Supplies — 0.8%
Agilent Technologies, Inc. (*)	79,400	1,712,658

Metals & Mining — 3.0%
Alcoa, Inc.	64,300	2,159,837
Allegheny Technologies, Inc.	26,600	485,450
Newmont Mining Corp. (+)	50,100	2,281,053
RTI International Metals, Inc. (*)	36,510	707,199
United States Steel Corp. (+)	32,800	1,233,936
		6,867,475

Pharmaceuticals — 5.6%
Abbott Laboratories	49,000	2,075,640
Amgen, Inc. (*)	12,100	685,828

3

Aphton Corp. (*) (+)	109,400	$393,840
Bentley Pharmaceuticals, Inc. (*)	24,300	257,337
Genelabs Technologies, Inc. (*)	74,600	194,706
Johnson & Johnson	42,200	2,377,126
McKesson Corp.	46,700	1,197,855
Merck & Co., Inc.	50,900	1,679,700
Pfizer, Inc.	66,300	2,028,780
Wyeth	44,300	1,656,820
XOMA Limited (*)	99,500	230,840
		12,778,472

Prepackaged Software — 1.7%
Actuate Corp. (*)	9,400	33,182
Micromuse, Inc. (*)	135,200	497,536
Microsoft Corp.	74,200	2,051,630
SunGard Data Systems, Inc. (*)	55,200	1,312,104
		3,894,452

Retail — 1.0%
Costco Wholesale Corp. (+)	15,500	644,180
The Home Depot, Inc.	43,000	1,685,600
		2,329,780

Telephone Utilities — 1.3%
Nippon Telegraph & Telephone Corp. ADR (Japan)	56,600	1,130,868
Vodafone Group PLC Sponsored ADR (United Kingdom)	74,500	1,796,195
		2,927,063

Toys, Games — 1.3%
Hasbro, Inc. (+)	81,000	1,522,800
Mattel, Inc.	72,600	1,316,238
		2,839,038

Transportation — 0.9%
Carnival Corp. (+)	45,400	2,146,966

Travel — 0.5%
Sabre Holdings Corp.	42,300	1,037,619

TOTAL EQUITIES (Cost $125,288,272)		121,441,538

	Number of Shares	Market Value
RIGHTS - 0.0%
Industrial - Diversified
Hutchison Whampoa Limited	265	$0

TOTAL RIGHTS (Cost $0)		0

4

		Principal Amount	Market Value
BONDS & NOTES — 34.9%
ASSET BACKED SECURITIES — 1.0%
Credit-Based Asset Servicing and Securitization Series 2004-RP1, Class A2 (++)
1.990%	05/25/2050	$580,680	$580,045
MBNA Master Credit Card Trust Series 2002-3A, Class A
1.620%	09/15/2014	260,000	261,666
MMCA Automobile Trust Series 2002-2, Class A3
3.670%	07/17/2006	43,670	43,729
Nissan Auto Receivables Owner Trust Series 2002-B, Class A4
4.600%	09/17/2007	700,000	708,641
Option One Mortgage Securities Corp. Trust Series 2003-1, Class N (++)
2.230%	01/26/2010	23,240	23,257
Wachovia Asset Securitization, Inc. Series 2002-HE1, Class A
2.210%	09/27/2032	554,365	557,789

TOTAL ASSET BACKED SECURITIES (Cost $2,182,990)			2,175,127

CORPORATE DEBT — 6.3%
Altria Group, Inc.
7.000%	11/04/2013	395,000	412,128
Amerada Hess Corp.
7.300%	08/15/2031	175,000	190,764
Anadarko Finance Co.
6.750%	05/01/2011	205,000	232,169
Anheuser-Busch Cos., Inc.
4.950%	01/15/2014	265,000	271,118
AOL Time Warner, Inc.
6.875%	05/01/2012	245,000	273,341
AOL Time Warner, Inc.
7.700%	05/01/2032	235,000	273,257
Apache Corp.
6.250%	04/15/2012	180,000	201,698
Bank of America Corp.
3.875%	01/15/2008	345,000	350,087
Bank One Corp.
6.500%	02/01/2006	370,000	387,993
British Telecom PLC
8.375%	12/15/2010	160,000	192,937
ChevronTexaco Capital Co.
3.500%	09/17/2007	230,000	232,149
Citigroup, Inc.
4.250%	07/29/2009	380,000	386,477
The Cleveland Electric Illuminating Co.
5.650%	12/15/2013	40,000	41,391
Comcast Corp.
6.500%	01/15/2015	395,000	426,654
Conoco, Inc.
6.950%	04/15/2029	245,000	282,683

5

ConocoPhillips Co.
4.750%	10/15/2012	$190,000	$192,657
COX Communications, Inc.
3.875%	10/01/2008	120,000	115,676
Credit Suisse First Boston USA, Inc.
4.625%	01/15/2008	150,000	154,950
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	235,000	237,106
Deutsche Telekom International Finance BV
5.250%	07/22/2013	75,000	76,750
Devon Energy Corp.
7.950%	04/15/2032	220,000	272,918
Dominion Resources, Inc.
5.700%	09/17/2012	185,000	194,531
Duke Energy Corp.
5.625%	11/30/2012	225,000	235,855
EL Paso Corp.
7.750%	01/15/2032	50,000	43,625
EL Paso Corp.
7.800%	08/01/2031	60,000	52,650
El Paso Natural Gas Co.
8.375%	06/15/2032	190,000	200,450
Export-Import Bank of Korea (++)
5.250%	02/10/2014	5,000	5,066
FirstEnergy Corp. Series B
6.450%	11/15/2011	60,000	65,452
FirstEnergy Corp. Series C
7.375%	11/15/2031	315,000	353,774
Ford Motor Credit Co.
6.875%	02/01/2006	525,000	549,372
Gaz Capital SA (++)
8.625%	04/28/2034	30,000	31,875
General Electric Capital Corp.
4.250%	01/15/2008	380,000	389,916
General Electric Capital Corp. Series A
2.148%	09/15/2014	380,000	378,642
General Motors Acceptance Corp.
5.625%	05/15/2009	460,000	468,931
Goldman Sachs Group, Inc.
4.125%	01/15/2008	265,000	270,107
Household Finance Corp.
4.625%	01/15/2008	375,000	387,079
Intelsat Limited
6.500%	11/01/2013	30,000	24,600
International Paper Co.
5.500%	01/15/2014	115,000	117,759
JP Morgan Chase & Co.
3.625%	05/01/2008	545,000	545,980
Kellogg Co.
6.600%	04/01/2011	90,000	101,342
Kraft Foods, Inc.
5.625%	11/01/2011	210,000	221,813
Lehman Brothers Holdings, Inc.
4.000%	01/22/2008	190,000	192,998

6

MeadWestvaco Corp.
6.850%	04/01/2012	$70,000	$77,976
Morgan Stanley
3.625%	04/01/2008	310,000	310,653
Northrop Grumman Corp.
4.079%	11/16/2006	80,000	81,271
OAO Gazprom Registered S
9.625%	03/01/2013	10,000	11,125
Oncor Electric Delivery Co.
6.375%	01/15/2015	70,000	77,247
Pacific Gas & Electric Co.
2.300%	04/03/2006	10,000	10,009
Pacific Gas & Electric Co.
6.050%	03/01/2034	10,000	10,178
Philip Morris Cos., Inc.
7.750%	01/15/2027	10,000	10,563
Qwest Capital Funding, Inc. (+)
7.250%	02/15/2011	40,000	35,700
Qwest Capital Funding, Inc.
7.750%	02/15/2031	30,000	22,950
Qwest Corp. (++)
9.125%	03/15/2012	10,000	11,000
SLM Corp.
4.120%	04/01/2009	10,000	10,038
Sprint Capital Corp.
4.780%	08/17/2006	65,000	66,824
Sprint Capital Corp.
6.000%	01/15/2007	480,000	508,088
Target Corp.
5.400%	10/01/2008	255,000	271,127
Telecom Italia Capital SA (++)
4.950%	09/30/2014	120,000	118,521
TXU Energy Co. LLC (++)
2.380%	01/17/2006	100,000	100,000
Tyco International Group SA
6.375%	10/15/2011	180,000	199,066
Tyco International Group SA
6.875%	01/15/2029	380,000	425,853
U.S. West Communications, Inc.
5.625%	11/15/2008	30,000	29,400
Verizon Global Funding Corp.
7.375%	09/01/2012	190,000	221,873
Wal-Mart Stores, Inc.
3.375%	10/01/2008	315,000	312,856
Waste Management, Inc.
6.375%	11/15/2012	175,000	193,451
Wells Fargo & Co.
3.500%	04/04/2008	350,000	350,627
Weyerhaeuser Co.
6.750%	03/15/2012	315,000	353,236
Williams Cos., Inc. Series A
7.500%	01/15/2031	290,000	291,450
XTO Energy, Inc.
7.500%	04/15/2012	80,000	93,983

TOTAL CORPORATE DEBT (Cost $14,306,855)			14,241,785

7

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
Collateralized Mortgage Obligations
Amresco Residential Securities Mortgage Loan Trust Series 1997-3, Class M1A
1.460%	09/25/2027	$133,543	$133,561
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4, Class A6
3.516%	06/25/2034	800,000	779,867
Chase Commercial Mortgage Securities Corp. Series 2000-FL1, Class A (++)
1.859%	12/12/2013	113,554	113,370
CRIIMI MAE Commercial Mortgage Trust Series 1998-C1, Class A2 (++)
7.000%	06/02/2033	200,000	217,584
Green Tree Home Improvement Loan Trust Series 1999-E, Class M1
8.130%	03/15/2023	50,497	50,597
HFC Home Equity Loan Asset Backed Certificates Series 2002-4, Class A
2.361%	10/20/2032	119,769	119,998
Long Beach Mortgage Loan Trust Series 2003-1, Class A2
1.500%	03/25/2033	57,046	57,100
Mach One Trust Commercial Mortgage-Backed Series 2004-1A, Class X (++)
1.637%	05/28/2040	2,600,000	180,401
MLCC Mortgage Investors, Inc. Series 2004-B, Class A3
2.875%	05/25/2029	771,188	793,317
Mutual Fund Fee Trust Series 2000-3
9.070%	07/01/2008	724,978	244,680
Residential Asset Mortgage Products, Inc. Series 2002-RS4, Class A11
1.410%	08/25/2032	101,177	101,192
Residential Asset Mortgage Products, Inc. Series 2004-RP1, Class A2A
1.400%	03/01/2034	623,434	623,434
UCFC Home Equity Loan Series 1998-D, Class MF1
6.905%	04/15/2030	180,000	186,112
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A
7.000%	03/25/2034	522,782	540,912

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,136,721)			4,142,125

8

SOVEREIGN DEBT OBLIGATIONS — 5.3%

Bundesobligation
3.250%	04/17/2009	$2,600,000	$3,230,665
Republic of Brazil
2.125%	04/15/2012	131,765	122,054
Republic of Brazil
8.000%	04/15/2014	152,460	150,753
Republic of Brazil
11.000%	08/17/2040	100,000	112,100
Republic of Brazil
12.750%	01/15/2020	130,000	164,775
Republic of Brazil
14.500%	10/15/2009	330,000	425,700
Republic of Bulgaria (++)
8.250%	01/15/2015	360,000	444,371
Republic of Colombia
10.500%	07/09/2010	70,000	80,675
Republic of Colombia
11.750%	02/25/2020	90,000	110,025
Republic of Germany
4.250%	01/04/2014	1,700,000	2,159,548
Republic of Germany
5.500%	01/04/2031	1,300,000	1,826,119
Republic of Panama
9.375%	01/16/2023	30,000	32,700
Republic of Panama
9.625%	02/08/2011	70,000	80,325
Republic of Panama
10.750%	05/15/2020	70,000	84,000
Republic of Peru
5.000%	03/07/2017	158,400	145,728
Republic of Peru
8.750%	11/21/2033	100,000	99,250
Russian Federation
5.000%	03/31/2030	1,150,000	1,106,185
United Mexican States
8.375%	01/14/2011	370,000	433,825
United Mexican States
11.500%	05/15/2026	790,000	1,188,950

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,695,387)			11,997,748

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.5%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.5%
Pass-Through Securities
Federal Home Loan Bank
1.483%	10/05/2005	910,000	909,933
Federal Home Loan Bank
2.750%	05/15/2006	220,000	220,388
Total Pass-Through Securities			1,130,321

9

Federal National Mortgage Association (FNMA) — 2.2%
Pass-Through Securities
FNMA
2.800%	03/01/2019	$20,000	$19,929
FNMA
3.000%	04/26/2019	440,000	439,250
FNMA (**)
6.000%	08/01/2017 - 10/01/2019	4,264,011	4,466,891
Total Pass-Through Securities			4,926,070

Government National Mortgage Association (GNMA) — 5.8%
Pass-Through Securities
GNMA
5.000%	05/15/2034	5,406,914	5,386,215
GNMA
5.500%	12/15/2032 - 04/15/2034	5,180,577	5,286,010
GNMA
6.000%	02/15/2032 - 03/15/2033	2,329,988	2,420,116
Total Pass-Through Securities			13,092,341

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,006,456)			19,148,732

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bonds — 1.8%
U.S. Treasury Bond
5.250%	02/15/2029	20,000	20,819
U.S. Treasury Bond (+)
5.375%	02/15/2031	3,000,000	3,213,750
U.S. Treasury Bond (+)
6.250%	08/15/2023	20,000	23,359
U.S. Treasury Bond
6.250%	05/15/2030	50,000	59,352
U.S. Treasury Inflation Index
2.375%	01/15/2025	582,807	607,303
U.S. Treasury Inflation Index
3.875%	04/15/2029	138,269	183,379
Total U.S. Treasury Bonds			4,107,962

U.S. Treasury Notes — 9.8%
U.S. Treasury Inflation Index
2.000%	01/15/2014	5,074,196	5,199,465
U.S. Treasury Inflation Index
3.375%	01/15/2007	131,498	144,299
U.S. Treasury Note
2.625%	03/15/2009	5,800,000	5,647,750
U.S. Treasury Note
3.125%	05/15/2007	10,000	10,084
U.S. Treasury Note (+)
3.375%	09/15/2009	630,000	630,295
U.S. Treasury Note
3.500%	08/15/2009	105,000	105,656

10

U.S. Treasury Note
3.625%	07/15/2009	$10,200,000	$10,325,907
U.S. Treasury Note (+)
4.250%	08/15/2014	60,000	60,637
Total U.S. Treasury Notes			22,124,093

U.S. Treasury Strips — 0.4%
U.S. Treasury Strips
0.000%	11/15/2021	2,500,000	1,049,230

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,398,860)			27,281,285

TOTAL BONDS & NOTES (Cost $78,727,269)			78,986,802

	Principal Amount	Market Value
OPTIONS — 0.1%
90 Day Eurodollar Futures, December 2004 Call, Expires 12/13/2004, Strike $97.25	$42,500	$2,125
90 Day Sterling LIBOR Futures, December 2004 Call, Expires 12/15/2004, Strike $94.25	47,500	67,044
90 Day Sterling LIBOR Futures, September 2005 Call, Expires 9/21/2005, Strike $93.25	46,250	144,369
Euro-BOBL Futures, December 2004 Call, Expires 12/10/2004, Strike $96.00	5,000	1,175

TOTAL OPTIONS (Cost $169,799)		214,713

TOTAL LONG TERM INVESTMENTS (Cost $204,185,340)		200,643,053

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 16.0%
Cash Equivalents — 7.1% (+++)
American AAdvanage Select Money Market Fund
		$221,177	$221,177
Bank of America Bank Note
1.875%	10/19/2004	716,013	716,013
Bank of America Bank Note
1.880%	12/23/2004	550,780	550,780
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	96,540	96,540
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	440,623	440,623
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	278,142	278,142
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	440,623	440,623
BGIF Institutional Money Market Fund
		1,982,805	1,982,805
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	858,114	858,114

11

Calyon Eurodollar Time Deposit
1.700%	11/24/2004	$5,508	$5,508
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	1,101,558	1,101,558
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	660,935	660,935
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	110,156	110,156
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	55,078	55,078

Dreyfus Cash Management Plus, Inc. Money Market Fund
		330,468	330,468
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	165,234	165,234
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	495,701	495,701
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	329,366	329,366
Freddie Mac Agency Discount Note
1.672%	10/05/2004	990,380	990,380
General Electric Capital Corp.
1.623%	10/08/2004	330,468	330,468
General Electric Capital Corp.
1.652%	10/08/2004	385,546	385,546
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	440,623	440,623
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	220,312	220,312
Merrill Lynch Premier Institutional Money Market Fund
		249,761	249,761
Merrimac Cash Fund, Premium Class
		991,403	991,403
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	727,029	727,029
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	550,780	550,780
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	440,623	440,623
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	440,623	440,623
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	793,122	793,122
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	604,755	604,755
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	165,234	165,234
			16,169,480

12

Discount Notes — 0.1%
FNMA (***)
1.950%	04/01/2005	$65,000	$64,359
FNMA (***)
1.960%	04/01/2005	80,000	79,207
			143,566

Repurchase Agreement — 8.8%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a) (****)		20,041,836	20,041,836

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			36,354,882

TOTAL INVESTMENTS — 104.6% (Cost $240,540,221) (*****)			$236,997,935

Other Assets/(Liabilities) — (4.6%)			(10,506,813)

NET ASSETS — 100.0%			$226,491,122

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          A portion of this security is purchased on a forward commitment basis (Note 2).

(***)                   This security is held as collateral for open futures contracts.  (Note 2).

(****)            All or a portion of this security is segregated to cover forward purchase commitments.  (Note 2).

(*****)     See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $20,042,543. Collaterized by U.S. Government Agency obligation with a rate of 4.306%, a maturity date of 07/01/2033, and an aggregate market value, including accrued interest, of $21,043,928.

(+)                                 Denotes all or a portion of security on loan.

(++)                          Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities amounted to a value of $1,825,490 or 0.8% of net assets.

(+++)                   Represents investments of security lending collateral. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

13

MassMutual Core Value Equity Fund —

Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.5%
Advertising — 0.0%
Harte-Hanks, Inc.	200	$5,002
Lamar Advertising Co. (*)	400	16,644
		21,646

Aerospace & Defense — 3.2%
Alliant Techsystems, Inc. (*)	300	18,150
Boeing Co.	30,600	1,579,572
General Dynamics Corp.	6,800	694,280
Goodrich Corp.	38,600	1,210,496
Honeywell International, Inc.	26,500	950,290
Lockheed Martin Corp.	142,900	7,970,962
Northrop Grumman Corp.	11,100	591,963
Raytheon Co.	13,100	497,538
Rockwell Collins, Inc.	345,200	12,820,728
United Defense Industries, Inc. (*)	200	7,998
United Technologies Corp.	12,100	1,129,898
		27,471,875

Air Transportation — 0.0%
AMR Corp. (*)	2,800	20,524

Apparel, Textiles & Shoes — 2.1%
American Eagle Outfitters, Inc.	4,400	162,140
AnnTaylor Stores Corp. (*)	600	14,040
Claire’s Stores, Inc.	300	7,512
Jones Apparel Group, Inc.	4,100	146,780
Limited Brands	699,200	15,585,168
Liz Claiborne, Inc.	23,400	882,648
Nordstrom, Inc.	12,300	470,352
Polo Ralph Lauren Corp.	700	25,459
Reebok International Limited	900	33,048
VF Corp. (+)	4,600	227,470
		17,554,617

Automotive & Parts — 1.1%
Adesa, Inc. (*)	2,700	44,361
American Axle & Manufacturing Holdings, Inc.	17,000	497,420
Autoliv, Inc.	35,200	1,422,080
BorgWarner, Inc.	17,000	735,930
Dana Corp.	33,100	585,539
Ford Motor Co. (+)	65,800	924,490
General Motors Corp. (+)	44,700	1,898,856
Genuine Parts Co.	4,100	157,358
Lear Corp.	21,800	1,187,010
Magna International, Inc. Cl. A	11,800	874,144
Paccar, Inc.	10,900	753,408
SPX Corp.	4,800	169,920
TRW Automotive Holdings Corp. (*)	700	13,195
		9,263,711

1

Banking, Savings & Loans — 17.8%
AmSouth Bancorporation	10,200	$248,880
Associated Banc-Corp	5,950	190,816
Astoria Financial Corp.	3,200	113,568
Bank of America Corp.	561,068	24,311,076
Bank of Hawaii Corp.	2,100	99,225
Bank of New York Co., Inc.	19,600	571,732
Banknorth Group, Inc.	4,900	171,500
BB&T Corp.	16,272	645,836
BOK Financial Corp. (*)	300	13,383
Capital One Financial Corp.	4,700	347,330
Capitol Federal Financial	600	19,308
Citigroup, Inc.	690,200	30,451,624
City National Corp.	1,200	77,940
The Colonial BancGroup, Inc.	4,900	100,205
Comerica, Inc.	30,900	1,833,915
Commerce Bancshares, Inc.	2,290	110,126
Compass Bancshares, Inc.	5,000	219,100
Cullen/Frost Bankers, Inc.	900	41,823
Fannie Mae	12,400	786,160
Fifth Third Bancorp	200	9,844
First Horizon National Corp.	3,600	156,096
FirstMerit Corp.	1,400	36,827
Freddie Mac	273,700	17,856,188
Fulton Financial Corp.	3,520	75,328
Golden West Financial Corp.	2,500	277,375
Greenpoint Financial Corp.	3,300	153,153
Hibernia Corp. Cl. A	8,100	213,921
Hudson United Bancorp	1,200	44,220
Independence Community Bank Corp.	3,200	124,960
JP Morgan Chase & Co.	270,736	10,756,341
KeyCorp (+)	62,900	1,987,640
M&T Bank Corp.	2,200	210,540
Marshall and Ilsley Corp. (+)	6,600	265,980
Mellon Financial Corp.	9,200	254,748
National City Corp.	73,262	2,829,378
National Commerce Financial Corp.	6,000	205,260
New York Community Bancorp, Inc.	7,599	156,083
North Fork Bancorporation, Inc. (+)	3,400	151,130
Northern Trust Corp.	4,000	163,200
Peoples Bank Bridgeport	1,100	39,303
Popular, Inc.	7,800	205,140
Providian Financial Corp. (*) (+)	12,100	188,034
Regions Financial Corp.	78,103	2,582,085
Sky Financial Group, Inc.	2,600	65,000
SLM Corp.	255,700	11,404,220
SouthTrust Corp.	122,500	5,103,350
Sovereign Bancorp, Inc.	10,200	222,564
State Street Corp.	3,200	136,672
Student Loan Corp.	100	14,175
SunTrust Banks, Inc. (+)	34,000	2,393,940
TCF Financial Corp.	600	18,174
U.S. Bancorp	143,000	4,132,700
UnionBanCal Corp.	2,200	130,262

2

Valley National Bancorp	2,610	$66,659
W Holding Co., Inc.	600	11,400
Wachovia Corp.	116,300	5,460,285
Washington Federal, Inc.	2,304	57,946
Washington Mutual, Inc.	75,100	2,934,908
Webster Financial Corp.	1,500	74,085
Wells Fargo & Co.	331,200	19,749,456
Westcorp	5,300	225,356
WFS Financial, Inc.	200	9,310
Whitney Holding Corp.	2,100	88,200
Wilmington Trust Corp.	2,000	72,420
Zions Bancorp	2,600	158,704
		151,826,107

Beverages — 1.8%
Anheuser-Busch Companies, Inc.	200	9,990
Brown-Forman Corp. Cl. B (+)	500	22,900
The Coca-Cola Co.	3,200	128,160
Coca-Cola Enterprises, Inc.	1,300	24,570
Constellation Brands, Inc. (*)	2,800	106,568
Coors (Adolph) Co. Cl. B (+)	900	61,128
Diageo PLC Sponsored ADR (United Kingdom) (+)	296,900	14,972,667
The Pepsi Bottling Group, Inc.	4,100	111,315
PepsiAmericas, Inc.	2,300	43,930
PepsiCo, Inc.	500	24,325
		15,505,553

Broadcasting, Publishing & Printing — 3.6%
Belo Corp. Cl. A	1,500	33,810
Clear Channel Communications, Inc.	9,900	308,583
Comcast Corp. Cl. A (*)	106,300	3,001,912
Cox Communications, Inc. Cl. A (*)	100	3,313
Fox Entertainment Group, Inc. Cl. A (*)	4,400	122,056
Gannett Co., Inc.	159,800	13,384,848
Hearst-Argyle Television, Inc.	1,200	29,340
Knight Ridder, Inc.	2,100	137,445
Lee Enterprises, Inc.	1,400	64,876
Liberty Media International, Inc. Cl. A (*)	1,500	50,043
McClatchy Co. Cl. A	500	35,415
Media General, Inc. Cl. A	400	22,380
New York Times Co. Cl. A (+)	500	19,550
Radio One, Inc. Cl. D (*)	1,400	19,922
Time Warner, Inc. (*)	201,000	3,244,140
Tribune Co.	1,700	69,955
UnitedGlobalCom, Inc. Cl. A (*) (+)	2,400	17,928
Univision Communications, Inc. Cl. A (*)	3,000	94,830
Viacom, Inc. Cl. A	18,400	625,600
Viacom, Inc. Cl. B (+)	272,540	9,146,442
		30,432,388

Building Materials & Construction — 0.3%
Florida Rock Industries, Inc.	750	36,743
Lafarge North America, Inc.	1,100	51,579
Louisiana-Pacific Corp.	8,100	210,195

3

Martin Marietta Materials, Inc.	9,900	$448,173
Masco Corp.	44,500	1,536,585
Vulcan Materials Co.	12,900	657,255
		2,940,530

Chemicals — 4.3%
Air Products & Chemicals, Inc.	7,600	413,288
Ashland, Inc.	13,300	745,864
BOC Group PLC Sponsored ADR (United Kingdom) (+)	192,200	6,254,188
Cabot Corp.	2,600	100,282
Dow Chemical Co.	285,800	12,912,444
Du Pont (E.I.) de Nemours & Co.	26,500	1,134,200
Eastman Chemical Co. (+)	2,500	118,875
Engelhard Corp.	2,400	68,040
International Flavors & Fragrances, Inc.	500	19,100
The Lubrizol Corp.	5,800	200,680
Monsanto Co.	16,900	615,498
PPG Industries, Inc.	222,700	13,647,056
Praxair, Inc.	4,300	183,782
Rohm & Haas Co.	5,100	219,147
The Scotts Co. Cl. A (*)	600	38,490
The Valspar Corp.	1,600	74,688
		36,745,622

Commercial Services — 1.8%
The Brink’s Co.	2,300	69,391
Cendant Corp.	41,600	898,560
Convergys Corp. (*)	4,500	60,435
Donnelley (R.R.) & Sons Co.	37,200	1,165,104
Equifax, Inc.	5,300	139,708
Ikon Office Solutions, Inc.	8,900	106,978
Laureate Education, Inc. (*)	200	7,444
Manpower, Inc.	1,400	62,286
PerkinElmer, Inc.	2,000	34,440
Regis Corp.	800	32,176
Rent-A-Center, Inc. (*)	600	15,516
Republic Services, Inc.	6,600	196,416
Ryder System, Inc. (+)	1,100	51,744
Service Corp. International (*)	9,500	58,995
Servicemaster Co.	3,800	48,868
Viad Corp.	1,100	26,103
Waste Management, Inc.	448,900	12,272,926
		15,247,090

Communications — 1.6%
ADC Telecommunications, Inc. (*)	246,400	445,984
American Tower Corp. Cl. A (*) (+)	6,700	102,845
BCE, Inc.	195,900	4,241,235
Citizens Communications Co.	14,200	190,138
Crown Castle International Corp. (*)	2,900	43,152
Harris Corp.	2,100	115,374
L-3 Communications Holdings, Inc.	1,400	93,800
Lucent Technologies, Inc. (*) (+)	273,000	865,410
Nortel Networks Corp. (*)	180,400	613,360

4

Polycom, Inc. (*)	4,300	$85,226
SBC Communications, Inc.	199,100	5,166,645
Scientific-Atlanta, Inc.	4,400	114,048
Sirius Satellite Radio, Inc. (*) (+)	38,500	123,200
Tellabs, Inc. (*)	128,000	1,176,320
		13,376,737

Computer Integrated Systems Design — 0.1%
3Com Corp. (*)	12,100	51,062
Cadence Design Systems, Inc. (*) (+)	2,000	26,080
Computer Sciences Corp. (*)	5,900	277,890
Unisys Corp. (*)	9,800	101,136
		456,168

Computer Programming Services — 0.0%
Ceridian Corp. (*)	1,600	29,456
VeriSign, Inc. (*)	2,300	45,724
		75,180

Computer Related Services — 0.1%
Checkfree Corp. (*)	900	24,903
Ingram Micro, Inc. Cl. A (*)	43,000	692,300
		717,203

Computers & Information — 3.4%
Apple Computer, Inc. (*)	377,700	14,635,875
Comverse Technology, Inc. (*)	2,700	50,841
EMC Corp. (*) (+)	15,100	174,254
International Business Machines Corp.	147,200	12,620,928
Quantum Corp. (*)	50,000	115,500
Solectron Corp. (*)	146,275	724,061
Storage Technology Corp. (*) (+)	3,500	88,410
Tech Data Corp. (*) (+)	18,900	728,595
		29,138,464

Computers & Office Equipment — 0.6%
Electronic Data Systems Corp.	15,100	292,789
Hewlett-Packard Co.	244,952	4,592,850
Pitney Bowes, Inc.	3,200	141,120
Xerox Corp. (*) (+)	31,200	439,296
		5,466,055

Containers — 0.2%
Ball Corp.	2,800	104,804
Bemis Co., Inc.	3,300	87,714
Owens-Illinois, Inc. (*)	3,400	54,400
Pactiv Corp. (*)	1,700	39,525
Sealed Air Corp. (*)	400	18,540
Smurfit-Stone Container Corp. (+)	61,400	1,189,318
Temple-Inland, Inc.	2,900	194,735
		1,689,036

5

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.	300	$13,554
The Gillette Co.	3,200	133,568
Kimberly-Clark Corp.	9,100	587,769
The Procter & Gamble Co.	7,200	389,664
		1,124,555

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A (*)	1,100	61,237
Automatic Data Processing, Inc.	102,000	4,214,640
Deluxe Corp. (+)	2,200	90,244
Fiserv, Inc. (*)	67,800	2,363,508
NCR Corp. (*) (+)	2,200	109,098
		6,838,727

Electric Utilities — 4.7%
Allegheny Energy, Inc. (*) (+)	7,000	111,720
Allete, Inc.	900	29,250
Alliant Energy Corp.	32,900	818,552
Ameren Corp. (+)	5,600	258,440
American Electric Power Co.	49,100	1,569,236
CenterPoint Energy, Inc.	11,300	117,068
Cinergy Corp.	5,700	225,720
CMS Energy Corp. (*)	38,200	363,664
Consolidated Edison, Inc.	7,500	315,300
Constellation Energy Group, Inc.	35,700	1,422,288
Dominion Resources, Inc.	9,600	626,400
DPL, Inc.	5,200	107,016
DTE Energy Co.	5,500	232,045
Duke Energy Corp. (+)	45,100	1,032,339
Edison International	58,800	1,558,788
Energy East Corp.	4,500	113,310
Entergy Corp.	174,700	10,588,567
Exelon Corp. (+)	240,700	8,831,283
FirstEnergy Corp.	13,100	538,148
FPL Group, Inc. (+)	5,700	389,424
Great Plains Energy, Inc.	2,200	64,130
Hawaiian Electric Industries, Inc.	3,600	95,544
MDU Resources Group, Inc.	4,900	129,017
NiSource, Inc.	8,300	174,383
Northeast Utilities	44,600	864,794
NRG Energy, Inc. (*)	2,400	64,656
NSTAR	95,400	4,684,140
OGE Energy Corp.	2,600	65,598
Pepco Holdings, Inc.	5,300	105,470
PG&E Corp. (*)	11,800	358,720
Pinnacle West Capital Corp.	2,800	116,200
PPL Corp.	31,300	1,476,734
Progress Energy, Inc. (+)	9,800	414,932
Public Service Enterprise Group, Inc. (+)	7,400	315,240
Puget Energy, Inc.	1,800	40,860
Reliant Energy, Inc. (*)	5,300	49,449
SCANA Corp.	4,700	175,498
Southern Co. (+)	23,000	689,540
Teco Energy, Inc. (+)	8,000	108,240
Texas Genco Holdings, Inc.	5,300	247,245

6

TXU Corp.	16,700	$800,264
Westar Energy, Inc.	2,600	52,520
Wisconsin Energy Corp.	1,000	31,900
WPS Resources Corp. (+)	1,100	49,489
		40,423,121

Electrical Equipment — 0.0%
Ametek, Inc.	7,400	224,368

Electrical Equipment & Electronics — 2.8%
Agere Systems, Inc. Cl. A (*)	215,000	225,750
Arrow Electronics, Inc. (*) (+)	36,900	833,202
Avnet, Inc. (*)	3,800	65,056
AVX Corp.	1,100	13,035
Celestica, Inc.	13,200	167,640
Emerson Electric Co.	16,600	1,027,374
Energizer Holdings, Inc. (*) (+)	100	4,610
Flextronics International Limited (*)	53,700	711,525
General Electric Co.	566,100	19,009,638
Hubbell, Inc. Cl. B	21,400	959,362
International Rectifier Corp. (*)	400	13,720
Micron Technology, Inc. (*) (+)	9,500	114,285
Novellus Systems, Inc. (*) (+)	1,100	29,249
Rockwell Automation, Inc.	4,800	185,760
Sanmina-SCI Corp. (*) (+)	42,500	299,625
Teleflex, Inc.	700	29,750
Vishay Intertechnology, Inc. (*)	3,700	47,730
		23,737,311

Energy — 10.3%
Amerada Hess Corp.	3,200	284,800
Anadarko Petroleum Corp.	7,800	517,608
Apache Corp.	10,200	511,122
BP PLC Sponsored ADR (United Kingdom)	226,700	13,042,051
Burlington Resources, Inc.	14,200	579,360
ChevronTexaco Corp.	171,600	9,204,624
ConocoPhillips	56,647	4,693,204
Devon Energy Corp.	9,700	688,797
Dynegy, Inc. Cl. A (*) (+)	42,900	214,071
El Paso Corp.	15,100	138,769
Energen Corp.	1,200	61,860
EOG Resources, Inc.	3,600	237,060
Equitable Resources, Inc.	2,000	108,620
Exxon Mobil Corp.	800,300	38,678,499
Kerr-McGee Corp.	5,246	300,334
KeySpan Corp.	5,000	196,000
Kinder Morgan, Inc.	3,400	213,588
Marathon Oil Corp.	53,400	2,204,352
Murphy Oil Corp.	1,500	130,155
National Fuel Gas Co.	2,200	62,326
National-Oilwell, Inc. (*) (+)	800	26,288
Newfield Exploration Co. (*)	900	55,116
Noble Energy, Inc.	1,800	104,832
Occidental Petroleum Corp.	203,000	11,353,790

7

Oneok, Inc.	3,200	$83,264
Peabody Energy Corp.	1,900	113,050
Pioneer Natural Resources Co.	3,700	127,576
Pogo Producing Co.	100	4,745
Premcor, Inc. (*)	700	26,950
Pride International, Inc. (*)	2,600	51,454
Questar Corp.	2,700	123,714
Sempra Energy	39,900	1,443,981
Sunoco, Inc.	3,200	236,736
UGI Corp.	900	33,534
Unocal Corp.	8,200	352,600
Valero Energy Corp.	6,200	497,302
Varco International, Inc. (*)	2,200	59,004
Vectren Corp.	2,300	57,914
Western Gas Resources, Inc.	700	20,013
The Williams Companies, Inc.	22,300	269,830
Xcel Energy, Inc. (+)	32,400	561,168
		87,670,061

Entertainment & Leisure — 1.1%
Blockbuster, Inc. Cl. A (+)	800	6,072
Brunswick Corp. (+)	1,300	59,488
Caesars Entertainment, Inc. (*)	13,400	223,780
Harrah’s Entertainment, Inc. (+)	1,600	84,768
International Speedway Corp. Cl. A	100	4,990
Metro-Goldwyn-Mayer, Inc. (+)	1,200	13,884
The Walt Disney Co.	394,100	8,886,955
		9,279,937

Financial Services — 5.2%
AG Edwards, Inc.	3,400	117,708
Allied Capital Corp. (+)	2,400	58,536
AMB Property Corp.	3,200	118,464
American Express Co.	229,400	11,804,924
AmeriCredit Corp. (*)	8,800	183,744
Annaly Mortgage Management, Inc. (+)	4,700	80,511
Apartment Investment & Management Co. Cl. A	400	13,912
Archstone-Smith Trust	11,200	354,368
Arden Realty, Inc.	2,500	81,450
AvalonBay Communities, Inc. (+)	2,700	162,594
Bear Stearns Companies, Inc. (+)	15,600	1,500,252
Boston Properties, Inc.	3,200	177,248
BRE Properties, Inc. Cl. A	1,100	42,185
Camden Property Trust	1,500	69,300
CBL & Associates Properties, Inc. REIT	500	30,475
Chelsea Property Group, Inc. REIT	500	33,550
CIT Group, Inc.	6,600	246,774
Countrywide Financial Corp.	17,700	697,203
Developers Diversified Realty Corp.	2,100	82,215
Duke Realty Corp.	3,600	119,520
Federal Realty Investment Trust REIT	2,000	88,000
Friedman Billings Ramsey Group, Inc. Cl. A (+)	1,500	28,650
General Growth Properties, Inc.	1,500	46,500
The Goldman Sachs Group, Inc.	25,300	2,358,972

8

Health Care Property Investors, Inc.	800	$20,800
Hospitalities Properties Trust	2,600	110,474
HRPT Properties Trust	6,900	75,831
Huntington Bancshares, Inc. (+)	63,100	1,571,821
IndyMac Bancorp, Inc.	6,100	220,820
iStar Financial, Inc.	4,300	177,289
Jefferies Group, Inc.	1,500	51,705
Kimco Realty Corp.	3,800	194,940
Lehman Brothers Holdings, Inc.	26,800	2,136,496
Liberty Property Trust	1,900	75,696
The Macerich Co. REIT	300	15,987
Mack-Cali Realty Corp.	2,300	101,890
MBNA Corp.	9,500	239,400
Mercantile Bankshares Corp.	300	14,388
Merrill Lynch & Co., Inc.	52,700	2,620,244
Morgan Stanley	324,140	15,980,102
New Plan Excel Realty Trust	3,900	97,500
Pan Pacific Retail Properties, Inc. REIT	200	10,820
PNC Financial Services Group, Inc.	13,900	751,990
ProLogis Trust	6,999	246,645
Public Storage, Inc.	2,700	133,785
Reckson Associates Realty Corp.	2,600	74,750
Regency Centers Corp.	700	32,543
The Rouse Co.	1,200	80,256
Shurgard Storage Centers, Inc. Cl. A REIT	200	7,760
Simon Property Group, Inc.	5,300	284,239
SL Green Realty Corp.	1,400	72,534
Thornburg Mortgage, Inc. REIT	4,400	127,644
Trizec Properties, Inc.	3,500	55,895
United Dominion Realty Trust, Inc.	700	13,881
Ventas, Inc.	1,400	36,288
Vornado Realty Trust	3,200	200,576
		44,332,044

Foods — 3.3%
Archer-Daniels-Midland Co.	91,000	1,545,180
Campbell Soup Co.	400	10,516
ConAgra Foods, Inc.	11,500	295,665
Dean Foods Co. (*)	1,000	30,020
Del Monte Foods Co. (*)	5,600	58,744
General Mills, Inc.	5,800	260,420
Heinz (H. J.) Co.	331,000	11,922,620
Hershey Foods Corp.	800	37,368
Hormel Foods Corp.	2,300	61,594
The J.M. Smucker Co.	300	13,323
Kellogg Co.	231,300	9,867,258
Kraft Foods, Inc. Cl. A (+)	2,400	76,128
The Kroger Co. (*) (+)	44,900	696,848
Pilgrim’s Pride Corp.	10,300	278,924
Safeway, Inc. (*)	48,300	932,673
Sara Lee Corp. (+)	12,700	290,322
Smithfield Foods, Inc. (*)	3,600	90,000
SuperValu, Inc.	7,700	212,135
Tyson Foods, Inc. Cl. A (+)	82,200	1,316,844
		27,996,582

9

Forest Products & Paper — 2.5%
Boise Cascade Corp. (+)	9,500	$316,160
Georgia-Pacific Corp.	55,300	1,988,035
International Paper Co.	9,800	396,018
MeadWestvaco Corp.	42,200	1,346,180
Packaging Corp. of America	1,900	46,493
Plum Creek Timber Co., Inc. (+)	7,200	252,216
Rayonier, Inc. REIT	1,950	88,218
Sonoco Products Co.	4,000	105,760
Weyerhaeuser Co.	256,800	17,072,064
		21,611,144

Healthcare — 0.3%
Caremark Rx, Inc. (*)	3,700	118,659
Community Health Systems, Inc. (*)	700	18,676
GlaxoSmithKline PLC ADR (United Kingdom) (+)	18,700	817,751
HCA, Inc.	2,900	110,635
Health Net, Inc. (*) (+)	400	9,888
Humana, Inc. (*)	36,200	723,276
Laboratory Corp. of America Holdings (*)	5,700	249,204
Pacificare Health Systems (*)	2,800	102,760
Wellpoint Health Networks, Inc. (*)	500	52,545
		2,203,394

Home Construction, Furnishings & Appliances — 0.3%
Centex Corp. (+)	4,100	206,886
D.R. Horton, Inc.	3,300	109,263
Hillenbrand Industries, Inc.	1,300	65,689
KB Home (+)	1,100	92,939
Leggett & Platt, Inc.	42,700	1,199,870
Lennar Corp.	3,200	152,320
MDC Holdings, Inc. (+)	2,600	190,060
Mohawk Industries, Inc. (*) (+)	400	31,756
Pulte Homes, Inc.	2,000	122,740
The Ryland Group, Inc.	600	55,596
Standard-Pacific Corp.	1,000	56,370
Steelcase, Inc.	7,300	102,200
Toll Brothers, Inc. (*)	900	41,697
Whirlpool Corp. (+)	5,700	342,513
		2,769,899

Household Products — 0.3%
Black & Decker Corp. (+)	2,500	193,600
The Clorox Co.	1,300	69,290
Corning, Inc. (*)	85,750	950,110
Fortune Brands, Inc.	300	22,227
Newell Rubbermaid, Inc. (+)	7,400	148,296
RPM, Inc.	2,200	38,830
Sherwin-Williams Co.	10,300	452,788
Snap-On, Inc.	1,800	49,608
The Stanley Works (+)	2,700	114,831

10

Unilever NV NY Shares	11,900	$687,820
		2,727,400

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	2,000	115,300
Hughes Supply, Inc.	6,000	180,420
		295,720

Industrial - Diversified — 1.4%
Carlisle Companies, Inc.	1,000	63,930
Cooper Industries Limited Cl. A	17,200	1,014,800
Eaton Corp.	30,900	1,959,369
Harsco Corp.	900	40,410
Illinois Tool Works, Inc.	500	46,585
ITT Industries, Inc.	1,800	143,982
Textron, Inc. (+)	27,200	1,748,144
Tyco International Limited (+)	218,200	6,690,012
		11,707,232

Insurance — 7.9%
ACE Limited	11,000	440,660
Aetna, Inc.	4,200	419,706
AFLAC, Inc.	198,600	7,787,106
Alleghany Corp. (*)	100	27,290
Allmerica Financial Corp. (*)	1,500	40,320
Allstate Corp.	231,800	11,124,082
Ambac Financial Group, Inc.	2,400	191,880
American Financial Group, Inc. (+)	7,400	221,186
American International Group, Inc.	244,900	16,650,751
American National Insurance Co.	300	29,037
Anthem, Inc. (*) (+)	2,655	231,649
Aon Corp.	9,800	281,652
Assurant, Inc.	2,300	59,800
Berkley (W.R.) Corp.	2,000	84,320
Chubb Corp.	21,700	1,525,076
Cigna Corp.	7,200	501,336
Cincinnati Financial Corp.	4,410	181,780
Conseco, Inc. (*) (+)	2,600	45,916
Everest Re Group Limited	73,800	5,485,554
Fidelity National Financial, Inc.	4,600	175,260
First American Corp.	2,300	70,909
Fremont General Corp.	4,700	108,805
Genworth Financial, Inc. Cl. A (*)	33,600	782,880
The Hartford Financial Services Group, Inc.	30,800	1,907,444
Jefferson-Pilot Corp. (+)	5,600	278,096
Leucadia National Corp.	100	5,665
Lincoln National Corp.	6,700	314,900
Loews Corp.	4,600	269,100
Manulife Financial Corp. (+)	23,706	1,038,086
MBIA, Inc.	4,200	244,482
Mercury General Corp.	800	42,312
Metlife, Inc.	49,500	1,913,175
MGIC Investment Corp.	17,700	1,177,935
Nationwide Financial Services, Inc. Cl. A	2,700	94,797

11

Odyssey Re Holdings Corp. (+)	400	$8,872
Old Republic International Corp.	5,350	133,911
PartnerRe Limited	6,500	355,485
The PMI Group, Inc.	2,700	109,566
Progressive Corp.	1,400	118,650
Protective Life Corp.	2,800	110,068
Prudential Financial, Inc.	13,500	635,040
Radian Group, Inc.	197,100	9,111,933
RenaissanceRe Holdings Limited	4,600	237,268
Safeco Corp.	4,100	187,165
St. Paul Travelers Companies	53,646	1,773,537
StanCorp Financial Group, Inc.	900	64,080
Torchmark Corp.	3,200	170,176
Unitrin, Inc.	2,400	99,768
UnumProvident Corp. (+)	9,100	142,779
WellChoice, Inc. (*)	500	18,665
XL Capital Limited Cl. A (+)	10,500	776,895
		67,806,805

Lodging — 0.1%
Hilton Hotels Corp.	2,100	39,564
Marriott International, Inc. Cl. A	800	41,568
MGM Mirage (*) (+)	2,600	129,090
Starwood Hotels & Resorts Worldwide, Inc.	5,500	255,310
		465,532

Machinery & Components — 1.2%
Agco Corp. (*)	2,800	63,336
Briggs & Stratton Corp.	100	8,120
Cooper Cameron Corp. (*)	1,800	98,712
Cummins, Inc. (+)	3,200	236,448
Deere & Co.	200	12,910
Dover Corp.	2,500	97,175
Parker-Hannifin Corp.	167,700	9,870,822
Roper Industries, Inc.	100	5,746
Timken Co.	4,000	98,480
		10,491,749

Manufacturing — 0.0%
Pentair, Inc.	3,200	111,712

Medical Supplies — 0.2%
Agilent Technologies, Inc. (*)	5,900	127,263
Applied Biosystems Group-Applera Corp.	6,500	122,655
Bausch & Lomb, Inc.	700	46,515
Dade Behring Holdings, Inc. (*)	4,800	267,446
Guidant Corp.	15,400	1,017,016
Mettler-Toledo International, Inc. (*)	500	23,610
Tektronix, Inc.	6,600	219,450
Thermo Electron Corp. (*)	2,300	62,146
		1,886,101

12

Metals & Mining — 0.7%
Alcan, Inc. (+)	20,100	$960,780
Alcoa, Inc.	15,300	513,927
Crane Co.	18,200	526,344
Newmont Mining Corp. (+)	500	22,765
Nucor Corp. (+)	20,000	1,827,400
Phelps Dodge Corp. (+)	3,600	331,308
Precision Castparts Corp.	900	54,045
Southern Peru Copper Corp.	200	10,332
United States Steel Corp. (+)	37,300	1,403,226
Worthington Industries, Inc.	14,400	307,440
		5,957,567

Oil & Gas — 0.0%
AGL Resources, Inc.	2,000	61,540

Pharmaceuticals — 2.4%
Abbott Laboratories	4,800	203,328
AmerisourceBergen Corp. (+)	1,900	102,049
Bristol-Myers Squibb Co.	67,000	1,585,890
Hospira, Inc. (*)	3,000	91,800
Invitrogen Corp. (*)	1,400	76,986
King Pharmaceuticals, Inc. (*)	4,600	54,924
McKesson Corp.	3,700	94,905
Medco Health Solutions, Inc. (*)	26,800	828,120
Merck & Co., Inc.	71,500	2,359,500
Millennium Pharmaceuticals, Inc. (*)	2,700	37,017
Pfizer, Inc.	415,520	12,714,912
Sigma-Aldrich Corp.	1,600	92,800
Teva Pharmaceutical Sponsored ADR (Israel) (+)	90,000	2,335,500
Wyeth	6,400	239,360
		20,817,091

Photography Equipment/Supplies — 1.5%
Eastman Kodak Co. (+)	399,600	12,875,112

Prepackaged Software — 0.9%
BMC Software, Inc. (*)	6,800	107,508
Compuware Corp. (*)	7,300	37,595
McAfee, Inc. (*)	4,300	86,430
Microsoft Corp.	266,200	7,360,430
Oracle Corp. (*)	12,500	141,000
Siebel Systems, Inc. (*)	3,200	24,128
SunGard Data Systems, Inc. (*)	1,100	26,147
Sybase, Inc. (*)	3,000	41,370
		7,824,608

Real Estate — 0.1%
Equity Office Properties Trust	13,800	376,050
Equity Residential	9,600	297,600
Host Marriott Corp. (*)	12,600	176,778
		850,428

Restaurants — 2.2%
Darden Restaurants, Inc.	2,800	65,296
McDonald’s Corp.	669,400	18,763,282
Wendy’s International, Inc.	3,300	110,880
		18,939,458

13

Retail — 1.0%
Barnes & Noble, Inc. (*)	1,600	$59,200
BJ’s Wholesale Club, Inc. (*) (+)	2,200	60,148
Borders Group, Inc.	2,400	59,520
Circuit City Stores, Inc. (+)	12,900	197,886
Costco Wholesale Corp.	13,500	561,060
Dillards, Inc. Cl. A	2,000	39,480
Federated Department Stores, Inc.	29,400	1,335,642
Foot Locker, Inc.	1,400	33,180
The Home Depot, Inc.	5,800	227,360
J.C. Penney Co., Inc. (+)	10,500	370,440
Kmart Holding Corp. (*) (+)	1,900	166,193
The May Department Stores Co. (+)	44,700	1,145,661
Neiman Marcus Group, Inc. Cl. A (+)	100	5,750
Office Depot, Inc. (*)	56,800	853,704
Rite Aid Corp. (*)	183,800	646,976
Saks, Inc.	43,300	521,765
Sears, Roebuck and Co. (+)	47,700	1,900,845
		8,184,810

Retail - Grocery — 0.0%
Albertson’s, Inc.	11,600	277,588

Telephone Utilities — 3.3%
Alltel Corp.	9,300	510,663
AT&T Corp.	24,700	353,704
AT&T Wireless Services, Inc. (*)	15,000	221,700
BellSouth Corp.	108,100	2,931,672
CenturyTel, Inc.	5,900	202,016
Qwest Communications International, Inc. (*)	44,400	147,852
Sprint Corp. (FON Group)	164,650	3,314,405
Telephone & Data Systems, Inc. (+)	800	67,336
Verizon Communications, Inc.	518,800	20,430,344
West Corp.(*)	200	5,826
		28,185,518

Tobacco — 1.0%
Altria Group, Inc.	149,000	7,008,960
Reynolds American, Inc.	2,800	190,512
UST, Inc.	33,000	1,328,580
		8,528,052

Toys, Games — 0.0%
Hasbro, Inc.	4,800	90,240
Mattel, Inc.	200	3,626
		93,866

Transportation — 1.9%
Burlington Northern Santa Fe Corp.	51,600	1,976,796
CNF, Inc.	2,800	114,772
CSX Corp.	30,400	1,009,280
FedEx Corp.	4,100	351,329
Norfolk Southern Corp.	59,200	1,760,608
Union Pacific Corp.	184,000	10,782,400
Yellow Roadway Corp. (*)	2,700	126,603
		16,121,788

14

Travel — 0.0%
Sabre Holdings Corp.	$5,800	$142,274

Water Companies — 0.0%
Aqua America, Inc.	300	6,633

TOTAL EQUITIES
(Cost $724,193,392)		850,518,233

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 8.2%
Cash Equivalents — 8.0% (**)
American AAdvanage Select Money Market Fund		$929,138	$929,138
Bank of America Bank Note
1.875%	10/19/2004	3,007,861	3,007,861
Bank of America Bank Note
1.880%	12/23/2004	2,313,740	2,313,740
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	405,545	405,545
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	1,850,992	1,850,992
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	1,168,438	1,168,438
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	1,850,992	1,850,992
BGIF Institutional Money Market Fund
		8,329,462	8,329,462
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	3,604,806	3,604,806
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	23,137	23,137
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	4,627,479	4,627,479
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	2,776,487	2,776,487
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	462,748	462,748
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	231,374	231,374
Dreyfus Cash Management Plus, Inc. Money Market Fund
		1,388,244	1,388,244
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	694,122	694,122
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	2,082,366	2,082,366

15

Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	$1,383,616	$1,383,616
Freddie Mac Agency Discount Note
1.672%	10/05/2004	4,160,437	4,160,437
General Electric Capital Corp.
1.623%	10/08/2004	1,388,244	1,388,244
General Electric Capital Corp.
1.652%	10/08/2004	1,619,618	1,619,618
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	1,850,992	1,850,992
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	925,496	925,496
Merrill Lynch Premier Institutional Money Market Fund
		1,049,207	1,049,207
Merrimac Cash Fund, Premium Class
		4,164,730	4,164,730
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	3,054,137	3,054,137
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	2,313,740	2,313,740
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	1,850,992	1,850,992
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	1,850,992	1,850,992
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	3,331,785	3,331,785
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	2,540,486	2,540,486
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	694,122	694,122
			67,925,525

Repurchase Agreement — 0.2%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		1,900,642	1,900,642

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			69,826,167

TOTAL INVESTMENTS — 107.7% (Cost $794,019,559) (***)			$920,344,400

Other Assets/(Liabilities) — (7.7%)			(65,846,764)

NET ASSETS — 100.0%			$854,497,636

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $1,900,710. Collaterized by U.S. Government Agency obligation with a rate of 4.686%, maturity date 10/01/2023, and an aggregate market value, including accrued interest, of $1,995,765.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of portfolio of investments.

16

MassMutual Fundamental Value Fund —

Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.0%
Aerospace & Defense — 0.9%
General Dynamics Corp.	69,100	$7,055,110

Air Transportation — 1.3%
Southwest Airlines Co.	766,500	10,439,730

Apparel, Textiles & Shoes — 1.2%
Nike, Inc. Cl. B	118,700	9,353,560

Automotive & Parts — 1.6%
General Motors Corp. (+)	298,900	12,697,272

Banking, Savings & Loans — 19.4%
Bank of America Corp.	731,500	31,695,895
Citigroup, Inc.	808,300	35,662,196
Fannie Mae (+)	206,200	13,073,080
JP Morgan Chase & Co.	695,836	27,645,564
National City Corp.	501,900	19,383,378
SunTrust Banks, Inc. (+)	124,200	8,744,922
Washington Mutual, Inc.	116,100	4,537,188
Wells Fargo & Co.	216,600	12,915,858
		153,658,081

Beverages — 1.0%
PepsiCo, Inc.	160,500	7,808,325

Broadcasting, Publishing & Printing — 4.4%
Comcast Corp. Cl. A (*)	441,300	12,462,312
Gannett Co., Inc.	101,200	8,476,512
Time Warner, Inc. (*)	876,500	14,146,710
		35,085,534

Chemicals — 3.1%
Dow Chemical Co.	187,900	8,489,322
Du Pont (E.I.) de Nemours & Co.	375,800	16,084,240
		24,573,562

Communications — 1.0%
SBC Communications, Inc.	290,500	7,538,475

Computer Integrated Systems Design — 1.7%
Teradyne, Inc. (*)	1,016,000	13,614,400

Computers & Information — 1.0%
International Business Machines Corp.	91,000	7,802,340

Computers & Office Equipment — 0.6%
Hewlett-Packard Co.	268,500	5,034,375

Cosmetics & Personal Care — 1.3%
Kimberly-Clark Corp.	162,200	10,476,498

1

Electric Utilities — 7.4%
Dominion Resources, Inc.	148,450	$9,686,363
Entergy Corp.	112,300	6,806,503
Exelon Corp.	422,600	15,505,194
PPL Corp.	162,700	7,676,186
Progress Energy, Inc. (+)	92,600	3,920,684
SCANA Corp.	99,700	3,722,798
TXU Corp. (+)	242,300	11,611,016
		58,928,744

Electrical Equipment & Electronics — 3.2%
Emerson Electric Co.	166,600	10,310,874
Intel Corp.	387,600	7,775,256
Rockwell Automation, Inc.	194,800	7,538,760
		25,624,890

Energy — 10.3%
ConocoPhillips	219,800	18,210,430
Exxon Mobil Corp.	832,700	40,244,391
GlobalSantaFe Corp.	375,700	11,515,205
Shell Transport & Trading Co. PLC (+)	250,300	11,140,853
		81,110,879

Financial Services — 4.9%
The Goldman Sachs Group, Inc.	177,800	16,578,072
Morgan Stanley	275,600	13,587,080
PNC Financial Services Group, Inc.	159,800	8,645,180
		38,810,332

Foods — 1.1%
Kellogg Co.	211,500	9,022,590

Forest Products & Paper — 1.6%
Weyerhaeuser Co.	193,100	12,837,288

Industrial - Diversified — 2.7%
Illinois Tool Works, Inc.	146,400	13,640,088
Tyco International Limited	245,000	7,511,700
		21,151,788

Insurance — 5.8%
ACE Limited	173,000	6,930,380
Anthem, Inc. (+) (*)	163,000	14,221,750
Chubb Corp.	111,900	7,864,332
Marsh & McLennan Companies, Inc.	100,100	4,580,576
Principal Financial Group, Inc.	233,900	8,413,383
St. Paul Travelers Companies	113,500	3,752,310
		45,762,731

Machinery & Components — 3.1%
Caterpillar, Inc.	304,700	24,513,115

Manufacturing — 1.9%
Applied Materials, Inc. (*)	906,300	14,944,887

2

Medical Supplies — 2.5%
Baxter International, Inc.	339,300	$10,911,888
Beckman Coulter, Inc.	153,900	8,636,868
		19,548,756

Metals & Mining — 3.6%
Alcoa, Inc.	837,000	28,114,830

Pharmaceuticals — 5.7%
Pfizer, Inc.	675,220	20,661,732
Watson Pharmaceutical, Inc. (*)	313,600	9,238,656
Wyeth	403,000	15,072,200
		44,972,588

Restaurants — 1.4%
McDonald’s Corp.	390,800	10,954,124

Retail — 2.7%
CVS Corp.	291,700	12,289,321
Dollar General Corp.	430,100	8,666,515
		20,955,836

Telephone Utilities — 1.0%
BellSouth Corp.	299,500	8,122,440

Transportation — 1.6%
CSX Corp.	385,700	12,805,240

TOTAL EQUITIES
(Cost $731,495,391)		783,318,320

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 7.4%
Cash Equivalents — 6.4% (**)
American AAdvanage Select Money Market Fund
		$689,490	$689,490
Bank of America Bank Note
1.875%	10/19/2004	2,232,058	2,232,058
Bank of America Bank Note
1.880%	12/23/2004	1,716,968	1,716,968
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	300,945	300,945
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	1,373,575	1,373,575
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	867,069	867,069
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	1,373,575	1,373,575
BGIF Institutional Money Market Fund
		6,181,084	6,181,084
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	2,675,036	2,675,036

3

Calyon Eurodollar Time Deposit
1.700%	11/24/2004	$17,170	$17,170
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	3,433,936	3,433,936
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	2,060,361	2,060,361
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	343,394	343,394
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	171,697	171,697
Dreyfus Cash Management Plus, Inc. Money Market Fund
		1,030,181	1,030,181
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	515,090	515,090
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	1,545,271	1,545,271
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	1,026,747	1,026,747
Freddie Mac Agency Discount Note
1.672%	10/05/2004	3,087,356	3,087,356
General Electric Capital Corp.
1.623%	10/08/2004	1,030,180	1,030,180
General Electric Capital Corp.
1.652%	10/08/2004	1,201,878	1,201,878
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	1,373,575	1,373,575
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	686,787	686,787
Merrill Lynch Premier Institutional Money Market Fund
		778,590	778,590
Merrimac Cash Fund, Premium Class
		3,090,542	3,090,542
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	2,266,398	2,266,398
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	1,716,968	1,716,968
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	1,373,575	1,373,575
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	1,373,575	1,373,575
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	2,472,434	2,472,434
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	1,885,231	1,885,231
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	515,090	515,090
			50,405,826

Repurchase Agreement — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		8,257,450	8,257,450

4

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)	$58,663,276

TOTAL INVESTMENTS — 106.4% (Cost $790,158,667) (***)	$841,981,596

Other Assets/(Liabilities) — (6.4%)	(50,461,403)

NET ASSETS — 100.0%	$791,520,193

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $8,257,741. Collaterized by U.S. Government Agency obligation with a rate of 3.50%, maturity date of 03/20/2032, and an aggregate market value, including accrued interest, of $8,670,322.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

5

MassMutual Value Equity Fund —

Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 100.2%
Advertising — 0.6%
Lamar Advertising Co. (*) (+)	11,600	$482,676

Aerospace & Defense — 4.2%
Boeing Co.	6,000	309,720
Goodrich Corp.	2,900	90,944
Honeywell International, Inc.	52,400	1,879,064
Lockheed Martin Corp.	8,900	496,442
Northrop Grumman Corp.	3,400	181,322
Raytheon Co.	11,100	421,578
United Defense Industries, Inc. (*)	3,000	119,970
		3,499,040

Air Transportation — 0.4%
Airtran Holdings, Inc. (*)	7,200	71,712
Southwest Airlines Co.	16,300	222,006
		293,718

Apparel, Textiles & Shoes — 0.2%
American Eagle Outfitters, Inc. (+)	2,300	84,755
Nordstrom, Inc.	3,000	114,720
		199,475

Automotive & Parts — 0.2%
Navistar International Corp. (*)	2,300	85,537
TRW Automotive Holdings Corp. (*)	3,400	64,090
		149,627

Banking, Savings & Loans — 13.1%
Bank of America Corp.	64,058	2,775,633
Capital One Financial Corp.	3,600	266,040
Citigroup, Inc.	49,100	2,166,292
Fannie Mae	7,600	481,840
Freddie Mac	4,200	274,008
Golden West Financial Corp.	1,700	188,615
JP Morgan Chase & Co.	32,056	1,273,585
New York Community Bancorp, Inc.	22,766	467,614
SouthTrust Corp.	11,300	470,758
Sovereign Bancorp, Inc. (+)	13,900	303,298
SunTrust Banks, Inc. (+)	2,000	140,820
Texas Capital Bancshares, Inc. (*)	6,000	108,900
UCBH Holdings, Inc.	5,724	223,637
Wachovia Corp. (+)	22,400	1,051,680
Washington Mutual, Inc.	3,000	117,240
Wells Fargo & Co.	9,200	548,596
		10,858,556

Beverages — 0.6%
Anheuser-Busch Companies, Inc.	3,100	154,845
PepsiCo, Inc.	6,300	306,495
		461,340

1

Broadcasting, Publishing & Printing — 4.2%
Cablevision Systems Corp. Cl. A (*) (+)	8,500	$172,380
Clear Channel Communications, Inc.	16,700	520,539
The DIRECTV Group, Inc. (*)	15,448	271,730
Emmis Communications Corp. (*)	8,800	158,928
Fox Entertainment Group, Inc. Cl. A (*)	10,800	299,592
Grupo Televisa SA Sponsored ADR (Mexico)	5,900	311,107
Liberty Media Corp. Cl. A	24,300	211,896
News Corp. Limited Preferred Sponsored ADR (Australia)	4,691	146,969
Salem Communications Corp. Cl. A (*)	4,100	103,812
Time Warner, Inc. (*)	25,300	408,342
Univision Communications, Inc. Cl. A (*)	4,500	142,245
Viacom, Inc. Cl. B	22,500	755,100
		3,502,640

Building Materials & Construction — 1.2%
Masco Corp.	28,200	973,746

Chemicals — 3.4%
Cabot Microelectronics Corp. (*) (+)	7,200	261,000
Dow Chemical Co.	22,500	1,016,550
Du Pont (E.I.) de Nemours & Co.	15,200	650,560
Lyondell Chemical Co. (+)	19,100	428,986
Millennium Chemicals, Inc. (*)	17,900	379,659
Olin Corp. (+)	5,300	106,000
		2,842,755

Commercial Services — 4.1%
ADVO, Inc.	2,500	77,350
Asset Acceptance Capital Corp. (*)	700	11,879
BearingPoint, Inc. (*)	8,000	71,520
Career Education Corp. (*)	10,900	309,887
Cendant Corp.	13,200	285,120
Cintas Corp.	13,700	575,948
Fluor Corp. (+)	8,900	396,228
On Assignment, Inc. (*)	8,041	35,702
Paychex, Inc.	7,900	238,185
PerkinElmer, Inc.	14,200	244,524
Robert Half International, Inc. (+)	29,770	767,173
Siemens AG Sponsored ADR (Germany) (+)	2,300	169,510
Valassis Communications, Inc. (*)	2,800	82,824
Waste Management, Inc.	4,800	131,232
		3,397,082

Communications — 2.8%
American Tower Corp. Cl. A (*)	11,200	171,920
Citizens Communications Co.	7,000	93,730
Juniper Networks, Inc. (*)	5,200	122,720
Nextel Communications, Inc. Cl. A (*)	6,400	152,576
SBC Communications, Inc.	67,800	1,759,410
Scientific-Atlanta, Inc.	1,900	49,248
		2,349,604

2

Computer Integrated Systems Design — 0.1%
National Instruments Corp.	1,600	$48,432

Computers & Information — 1.3%
Cisco Systems, Inc. (*)	6,700	121,270
Comverse Technology, Inc. (*)	8,900	167,587
Foundry Networks, Inc. (*)	25,200	239,148
International Business Machines Corp.	3,400	291,516
Symbol Technologies, Inc.	6,500	82,160
Western Digital Corp. (*)	17,200	151,188
		1,052,869

Computers & Office Equipment — 0.3%
Hewlett-Packard Co.	4,100	76,875
Xerox Corp. (*) (+)	13,100	184,448
		261,323

Containers — 1.0%
Ball Corp.	2,200	82,346
Owens-Illinois, Inc. (*)	18,300	292,800
Sealed Air Corp. (*)	400	18,540
Smurfit-Stone Container Corp.	22,200	430,014
		823,700

Cosmetics & Personal Care — 0.8%
The Gillette Co.	6,000	250,440
The Procter & Gamble Co.	7,000	378,840
		629,280

Data Processing & Preparation — 0.3%
Affiliated Computer Services, Inc. Cl. A (*)	3,800	211,546

Electric Utilities — 2.3%
AES Corp. (*)	21,000	209,790
Calpine Corp. (*) (+)	28,100	81,490
Entergy Corp.	5,200	315,172
FirstEnergy Corp.	7,100	291,668
PG&E Corp. (*)	9,800	297,920
PPL Corp.	4,100	193,438
Public Service Enterprise Group, Inc. (+)	2,000	85,200
Southern Co. (+)	3,100	92,938
TXU Corp.	4,000	191,680
Westar Energy, Inc.	5,800	117,160
		1,876,456

Electrical Equipment & Electronics — 8.4%
Aeroflex, Inc. (*)	7,500	79,275
Amphenol Corp. Cl. A (*)	4,400	150,744
Analog Devices, Inc. (+)	5,700	221,046
Flextronics International Limited (*)	12,500	165,625
FuelCell Energy, Inc. (*) (+)	9,600	98,400
General Electric Co.	147,300	4,946,334
Intel Corp. (+)	9,900	198,594

3

Kla-Tencor Corp. (*)	8,300	$344,284
Micron Technology, Inc. (*)	21,100	253,833
Nvidia Corp. (*)	11,400	165,528
PMC-Sierra, Inc. (*) (+)	3,200	28,192
Rockwell Automation, Inc.	2,700	104,490
Samsung Electronics Co. Limited	510	202,848
		6,959,193

Energy — 11.5%
Apache Corp.	4,700	235,517
BP PLC Sponsored ADR (United Kingdom)	5,700	327,921
Burlington Resources, Inc. (+)	8,000	326,400
ChevronTexaco Corp.	20,816	1,116,570
ConocoPhillips	5,945	492,543
Encore Acquisition Co. (*)	4,700	162,150
Ensco International, Inc.	7,500	245,025
Exxon Mobil Corp.	65,100	3,146,283
GlobalSantaFe Corp.	11,100	340,215
Halliburton Co.	13,700	461,553
Occidental Petroleum Corp.	8,100	453,033
Premcor, Inc. (*)	4,900	188,650
Pride International, Inc. (*)	16,800	332,472
Quicksilver Resources, Inc. (*)	6,900	225,423
Rowan Companies, Inc. (*)	4,800	126,720
Transocean, Inc. (*) (+)	14,200	508,076
Valero Energy Corp.	1,100	88,231
Varco International, Inc. (*)	6,100	163,602
Weatherford International Limited (*) (+)	11,200	571,424
		9,511,808

Entertainment & Leisure — 0.6%
The Walt Disney Co.	23,100	520,905

Financial Services — 4.9%
Apartment Investment & Management Co. Cl. A (+)	14,390	500,484
Bear Stearns Companies, Inc. (+)	4,700	451,999
CIT Group, Inc.	2,600	97,214
East West Bancorp, Inc.	2,700	90,693
General Growth Properties, Inc.	6,700	207,700
iStar Financial, Inc.	3,200	131,936
Lehman Brothers Holdings, Inc.	5,500	438,460
Manufactured Home Communities, Inc.	2,300	76,452
MBNA Corp.	4,200	105,840
Merrill Lynch & Co., Inc.	18,400	914,848
Morgan Stanley	19,300	951,490
Telewest Global, Inc. (*)	8,400	97,608
		4,064,724

Foods — 0.5%
McCormick & Co., Inc.	2,400	82,416
Safeway, Inc. (*) (+)	12,800	247,168
Smithfield Foods, Inc. (*)	3,000	75,000
		404,584

4

Forest Products & Paper — 0.4%
Packaging Corp. of America	13,100	$320,557

Healthcare — 1.0%
Covance, Inc. (*)	2,200	87,934
Healthsouth Corp. (*)	4,300	21,715
Tenet Healthcare Corp. (*) (+)	11,300	121,927
UnitedHealth Group, Inc.	8,300	612,042
		843,618

Heavy Machinery — 0.0%
Metals USA, Inc. (*)	800	14,192

Home Construction, Furnishings & Appliances — 1.3%
Centex Corp. (+)	7,800	393,588
D.R. Horton, Inc.	3,400	112,574
KB Home (+)	4,500	380,205
Lennar Corp.	3,800	180,880
		1,067,247

Household Products — 0.4%
The Clorox Co.	3,200	170,560
Newell Rubbermaid, Inc. (+)	8,200	164,328
		334,888

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	2,000	115,300

Industrial - Diversified — 2.1%
3M Co.	1,400	111,958
Tyco International Limited (+)	53,900	1,652,574
		1,764,532

Information Retrieval Services — 0.3%
Yahoo!, Inc. (*)	6,100	206,851

Insurance — 6.3%
ACE Limited	13,200	528,792
AFLAC, Inc.	13,600	533,256
Allianz AG ADR (Germany)	12,600	126,756
Ambac Financial Group, Inc.	5,400	431,730
American International Group, Inc.	25,000	1,699,750
Berkley (W.R.) Corp.	9,100	383,656
The Hartford Financial Services Group, Inc. (+)	5,600	346,808
Marsh & McLennan Companies, Inc.	2,200	100,672
Metlife, Inc.	6,400	247,360
PartnerRe Limited	2,300	125,787
The PMI Group, Inc.	1,000	40,580
Scottish Re Group Limited (+)	2,400	50,808
St. Paul Travelers Companies	3,525	116,537
UnumProvident Corp. (+)	15,100	236,919
XL Capital Limited Cl. A (+)	2,900	214,571
		5,183,982

5

Internet Content — 0.2%
BEA Systems, Inc. (*)	18,800	$129,908

Internet Software — 0.2%
Covad Communications Group, Inc. (*) (+)	102,100	171,528

Machinery & Components — 1.0%
Baker Hughes, Inc.	5,900	257,948
Chicago Bridge & Iron Co. NV	8,600	257,914
Smith International, Inc. (*) (+)	5,200	315,796
		831,658

Manufacturing — 0.2%
Avery Dennison Corp.	1,400	92,092
Lam Research Corp. (*) (+)	5,000	109,400
		201,492

Medical Supplies — 5.1%
Agilent Technologies, Inc. (*)	7,400	159,618
Baxter International, Inc.	48,200	1,550,112
Dade Behring Holdings, Inc. (*)	4,200	234,016
Guidant Corp.	7,200	475,488
Immucor, Inc. (*)	5,200	128,700
Medtronic, Inc.	6,500	337,350
St. Jude Medical, Inc. (*)	2,800	210,756
Thermo Electron Corp. (*)	8,600	232,372
Varian Medical Systems, Inc. (*)	2,800	96,796
Waters Corp. (*)	17,700	780,570
		4,205,778

Metals & Mining — 2.9%
Alcoa, Inc.	12,900	433,311
Cia Vale do Rio Doce ADR (Brazil)	6,900	155,043
Freeport-McMoRan Copper & Gold, Inc. Cl. B (+)	4,800	194,400
Massey Energy Co.	7,000	202,510
Newmont Mining Corp. (+)	3,800	173,014
Nucor Corp. (+)	7,600	694,412
Phelps Dodge Corp. (+)	2,700	248,481
Precision Castparts Corp.	4,400	264,220
		2,365,391

Pharmaceuticals — 4.2%
Amgen, Inc. (*)	3,600	204,048
Barr Pharmaceuticals (*)	5,400	223,722
Biogen Idec, Inc. (*)	3,400	207,978
BioMarin Pharmaceuticals, Inc. (*)	14,200	73,698
Genentech, Inc. (*)	3,400	178,228
Johnson & Johnson	5,500	309,815
Medimmune, Inc. (*)	5,100	120,870
Merck & Co., Inc.	15,000	495,000
Millennium Pharmaceuticals, Inc. (*)	7,100	97,341
Pfizer, Inc.	5,500	168,300
Schering-Plough Corp.	38,800	739,528
Wyeth	18,000	673,200
		3,491,728

6

Photography Equipment/Supplies — 0.3%
Eastman Kodak Co. (+)	8,200	$264,204

Prepackaged Software — 1.6%
Microsoft Corp.	46,600	1,288,490
PalmSource, Inc. (*)	1,500	31,110
		1,319,600

Restaurants — 0.8%
McDonald’s Corp.	23,100	647,493

Retail — 1.7%
99 Cents Only Stores (*) (+)	6,100	86,803
Carmax, Inc. (*) (+)	3,800	81,890
The Home Depot, Inc.	15,100	591,920
J.C. Penney Co., Inc.	7,500	264,600
Toys R Us, Inc. (*)	19,300	342,382
Wal-Mart Stores, Inc.	1,500	79,800
		1,447,395

Retail - Grocery — 0.2%
Albertson’s, Inc.	7,800	186,654

Telephone Utilities — 2.1%
Leap Wireless International, Inc. (*)	1,800	39,600
Mastec, Inc. (*)	26,700	140,175
Nextel Partners, Inc. Cl. A (*) (+)	13,500	223,830
Verizon Communications, Inc.	32,800	1,291,664
Western Wireless Corp. Cl. A (*) (+)	2,900	74,559
		1,769,828

Tobacco — 0.2%
Altria Group, Inc.	3,100	145,824

Transportation — 0.6%
Expeditors International of Washington, Inc.	1,700	87,890
Norfolk Southern Corp.	5,600	166,544
Swift Transportation Co., Inc. (*)	4,500	75,690
Union Pacific Corp.	2,900	169,940
		500,064

TOTAL EQUITIES
(Cost $77,509,150)		82,904,791

7

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 12.7%
Cash Equivalents (**)
American AAdvanage Select Money Market Fund
		$144,355	$144,355
Bank of America Bank Note
1.875%	10/19/2004	467,314	467,314
Bank of America Bank Note
1.880%	12/23/2004	359,473	359,473
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	63,007	63,007
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	287,578	287,578
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	181,534	181,534
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	287,578	287,578
BGIF Institutional Money Market Fund
		1,294,101	1,294,101
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	560,058	560,058
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	3,595	3,595
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	718,945	718,945
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	431,367	431,367
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	71,894	71,894
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	35,947	35,947
Dreyfus Cash Management Plus, Inc. Money Market Fund
		215,683	215,683
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	107,842	107,842
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	323,525	323,525
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	214,964	214,964
Freddie Mac Agency Discount Note
1.672%	10/05/2004	646,383	646,383
General Electric Capital Corp.
1.623%	10/08/2004	215,684	215,684
General Electric Capital Corp.
1.652%	10/08/2004	251,631	251,631
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	287,578	287,578
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	143,789	143,789
Merrill Lynch Premier Institutional Money Market Fund
		163,009	163,009
Merrimac Cash Fund, Premium Class
		647,050	647,050
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	474,504	474,504
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	359,473	359,473

8

Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	$287,578	$287,578
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	287,578	287,578
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	517,640	517,640
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	394,701	394,701
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	107,842	107,842
			10,553,200

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			10,553,200

TOTAL INVESTMENTS — 112.9% (Cost $88,062,350) (***)			$93,457,991

Other Assets/(Liabilities) — (12.9%)			(10,710,180)

NET ASSETS — 100.0%			$82,747,811

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)        Non-income producing security.

(**)     Represents investments of security lending collateral. (Note 2).

(***)   See Note 3 for aggregate cost for Federal tax purposes.

(+)        Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

9

MassMutual Large Cap Value Fund —

Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 93.3%
Advertising — 0.3%
WPP Group PLC Sponsored ADR (United Kingdom) (+)	59,200	$2,764,581

Banking, Savings & Loans — 18.8%
Citigroup, Inc.	717,300	31,647,276
Fifth Third Bancorp (+)	280,300	13,796,366
Golden West Financial Corp.	242,300	26,883,185
HSBC Holdings PLC	1,904,700	30,316,032
JP Morgan Chase & Co.	886,788	35,232,087
Lloyds TSB Group PLC Sponsored ADR (United Kingdom) (+)	197,500	6,217,300
Providian Financial Corp. (+) (*)	293,600	4,562,544
State Street Corp.	52,500	2,242,275
Wells Fargo & Co.	563,600	33,607,468
		184,504,533

Beverages — 1.9%
Diageo PLC Sponsored ADR (United Kingdom) (+)	225,200	11,356,836
Heineken Holding NV Cl. A (+)	282,750	7,604,937
		18,961,773

Broadcasting, Publishing & Printing — 5.4%
Comcast Corp. Special Cl. A (*)	1,161,400	32,426,288
Gannett Co., Inc.	68,600	5,745,936
IAC/InterActiveCorp (+) (*)	221,900	4,886,238
Lagardere S.C.A. SA	170,000	10,555,548
		53,614,010

Building Materials & Construction — 1.4%
Martin Marietta Materials, Inc.	142,200	6,437,394
Vulcan Materials Co.	142,700	7,270,565
		13,707,959

Commercial Services — 3.9%
Block (H&R), Inc. (+)	352,800	17,435,376
Dun & Bradstreet Corp. (*)	143,050	8,397,035
Iron Mountain, Inc. (*)	37,200	1,259,220
Moody’s Corp.	156,200	11,441,650
		38,533,281

Communications — 0.7%
Nokia Oyj Sponsored ADR (Finland)	186,200	2,554,664
SK Telecom Co. Limited ADR (South Korea) (+)	229,500	4,463,775
		7,018,439

Computers & Information — 1.6%
Lexmark International, Inc. (*)	192,500	16,171,925

Containers — 2.7%
Sealed Air Corp. (*)	577,700	26,776,395

1

Diversified Financial — 0.8%
Takefuji Corp.	119,200	$7,624,200

Electrical Equipment & Electronics — 0.0%
Agere Systems, Inc. Cl. A (*)	387,700	407,085

Energy — 8.7%
ConocoPhillips	289,946	24,022,026
Devon Energy Corp.	270,000	19,172,700
EOG Resources, Inc.	232,500	15,310,125
Occidental Petroleum Corp.	371,500	20,777,995
Transocean, Inc. (*)	174,700	6,250,766
		85,533,612

Financial Services — 14.0%
American Express Co.	1,320,000	67,927,200
Berkshire Hathaway, Inc. Cl. A (*)	534	46,271,100
Centerpoint Properties Corp.	350,198	15,261,629
Morgan Stanley	162,900	8,030,970
		137,490,899

Foods — 0.9%
Hershey Foods Corp.	187,600	8,762,796

Healthcare — 0.8%
HCA, Inc.	205,800	7,851,270

Industrial - Diversified — 3.8%
Tyco International Limited (+)	1,222,124	37,470,322

Insurance — 13.9%
American International Group, Inc.	759,000	51,604,410
Aon Corp.	326,300	9,377,862
Chubb Corp.	41,100	2,888,508
Loews Corp.	282,800	16,543,800
Markel Corp. (*)	2,800	863,520
Marsh & McLennan Companies, Inc.	219,000	10,021,440
Principal Financial Group, Inc.	101,600	3,654,552
Progressive Corp.	323,500	27,416,625
Sun Life Financial, Inc. (+)	63,900	1,919,556
Transatlantic Holdings, Inc.	221,562	12,041,895
		136,332,168

Pharmaceuticals — 3.2%
Cardinal Health, Inc.	221,100	9,677,547
Eli Lilly & Co.	181,100	10,875,055
Novartis AG	85,000	3,960,199
Pfizer, Inc.	243,400	7,448,040
		31,960,841

Prepackaged Software — 1.2%
Microsoft Corp.	423,200	11,701,480

2

Retail — 3.9%
AutoZone, Inc. (+) (*)	108,100	$8,350,725
Costco Wholesale Corp.	716,700	29,786,052
		38,136,777

Tobacco — 4.6%
Altria Group, Inc.	961,200	45,214,848

Transportation — 0.8%
United Parcel Service, Inc. Cl. B	99,800	7,576,816

TOTAL EQUITIES
(Cost $796,330,003)		918,116,010

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 12.8%
Cash Equivalents — 6.0% (**)
American AAdvanage Select Money Market Fund
		$807,380	$807,380
Bank of America Bank Note
1.875%	10/19/2004	2,613,697	2,613,697
Bank of America Bank Note
1.880%	12/23/2004	2,010,537	2,010,537
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	352,402	352,402
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	1,608,429	1,608,429
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	1,015,321	1,015,321
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	1,608,429	1,608,429
BGIF Institutional Money Market Fund
		7,237,930	7,237,930
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	3,132,415	3,132,415
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	20,105	20,105
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	4,021,073	4,021,073
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	2,412,643	2,412,643
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	402,107	402,107
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	201,054	201,054
Dreyfus Cash Management Plus, Inc. Money Market Fund
		1,206,322	1,206,322
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	603,161	603,161
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	1,809,482	1,809,482
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	1,202,301	1,202,301

3

Freddie Mac Agency Discount Note
1.672%	10/05/2004	$3,615,234	$3,615,234
General Electric Capital Corp.
1.623%	10/08/2004	1,206,322	1,206,322
General Electric Capital Corp.
1.652%	10/08/2004	1,407,375	1,407,375
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	1,608,429	1,608,429
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	804,214	804,214
Merrill Lynch Premier Institutional Money Market Fund
		911,714	911,714
Merrimac Cash Fund, Premium Class
		3,618,965	3,618,965
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	2,653,908	2,653,908
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	2,010,537	2,010,537
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	1,608,429	1,608,429
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	1,608,429	1,608,429
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	2,895,172	2,895,172
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	2,207,569	2,207,569
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	603,161	603,161
			59,024,246

Repurchase Agreement — 6.8%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		66,348,348	66,348,348

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			125,372,594

TOTAL INVESTMENTS — 106.1% (Cost $921,702,597) (**)			$1,043,488,604

Other Assets/(Liabilities) — (6.1%)			(59,658,324)

NET ASSETS — 100.0%			$983,830,280

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                       Non-income producing security.

(**)     Represents investments of security lending collateral. (Note 2).

(***)   See Note 3 for aggregate cost for Federal tax purposes.

(a)                        Maturity value of $66,350,689.  Collateralized by U.S. Government Agency obligations with rates of 2.260% - 5.500%, maturity dates of 10/01/32 - 06/15/2034, and an aggregate market value, including accrued interest, of $69,665,766.

(+)                       Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

4

MassMutual Indexed Equity Fund —
Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.8%
Advertising — 0.2%
Interpublic Group of Companies, Inc. (*)	69,133	$732,118
Monster Worldwide, Inc. (*)	19,318	475,996
Omnicom Group, Inc.	27,814	2,032,091
		3,240,205

Aerospace & Defense — 2.0%
Boeing Co.	128,240	6,619,749
General Dynamics Corp.	30,754	3,139,983
Goodrich Corp.	13,690	429,318
Honeywell International, Inc.	131,310	4,708,777
Lockheed Martin Corp.	65,707	3,665,136
Northrop Grumman Corp.	53,978	2,878,647
Raytheon Co.	70,400	2,673,792
Rockwell Collins, Inc.	23,032	855,408
United Technologies Corp.	78,931	7,370,577
		32,341,387

Air Transportation — 0.1%
Delta Air Lines, Inc. (*) (+)	19,716	64,866
Southwest Airlines Co.	126,265	1,719,729
		1,784,595

Apparel, Textiles & Shoes — 0.7%
Coach, Inc. (*)	28,100	1,192,002
The Gap, Inc. (+)	130,703	2,444,146
Jones Apparel Group, Inc.	18,189	651,166
Limited Brands	78,259	1,744,393
Liz Claiborne, Inc.	13,092	493,830
Nike, Inc. Cl. B	39,983	3,150,660
Nordstrom, Inc.	20,438	781,549
Reebok International Limited	9,900	363,528
VF Corp. (+)	13,102	647,894
		11,469,168

Automotive & Parts — 1.0%
AutoNation, Inc. (*)	42,000	717,360
Cooper Tire & Rubber Co.	8,230	165,999
Dana Corp.	16,969	300,182
Delphi Corp.	65,894	612,155
Ford Motor Co. (+)	279,914	3,932,792
General Motors Corp. (+)	81,945	3,481,024
Genuine Parts Co.	26,112	1,002,179
The Goodyear Tire & Rubber Co. (*) (+)	28,776	309,054
Harley-Davidson, Inc. (+)	44,636	2,653,164
Navistar International Corp. (*)	10,309	383,392
Paccar, Inc.	27,504	1,901,076
Visteon Corp. (+)	23,653	188,987
		15,647,364

1

Banking, Savings & Loans — 11.7%
AmSouth Bancorporation	45,094	$1,100,294
Bank of America Corp.	611,114	26,479,570
Bank of New York Co., Inc.	122,403	3,570,496
BB&T Corp.	88,216	3,501,293
Capital One Financial Corp.	35,246	2,604,679
Citigroup, Inc.	779,441	34,388,937
Comerica, Inc.	25,476	1,512,001
Fannie Mae	148,279	9,400,889
Fifth Third Bancorp (+)	89,588	4,409,521
First Horizon National Corp.	20,000	867,200
Freddie Mac	101,628	6,630,211
Golden West Financial Corp.	23,679	2,627,185
JP Morgan Chase & Co.	534,248	21,225,673
KeyCorp	65,068	2,056,149
M&T Bank Corp.	16,700	1,598,190
Marshall and Ilsley Corp.	28,700	1,156,610
Mellon Financial Corp.	60,068	1,663,283
National City Corp.	103,771	4,007,636
North Fork Bancorporation, Inc. (+)	26,100	1,160,145
Northern Trust Corp.	30,893	1,260,434
Providian Financial Corp. (*)	44,504	691,592
Regions Financial Corp.	63,542	2,100,698
SLM Corp.	68,031	3,034,183
SouthTrust Corp.	53,594	2,232,726
Sovereign Bancorp, Inc. (+)	44,390	968,590
State Street Corp.	45,968	1,963,293
SunTrust Banks, Inc. (+)	43,534	3,065,229
Synovus Financial Corp.	39,399	1,030,284
U.S. Bancorp	289,034	8,353,083
Wachovia Corp.	200,248	9,401,644
Washington Mutual, Inc.	132,452	5,176,224
Wells Fargo & Co.	252,437	15,052,818
Zions Bancorp	15,500	946,120
		185,236,880

Beverages — 2.3%
Anheuser-Busch Companies, Inc.	122,596	6,123,670
Brown-Forman Corp. Cl. B	14,442	661,444
The Coca-Cola Co.	361,372	14,472,949
Coca-Cola Enterprises, Inc.	73,743	1,393,743
Coors (Adolph) Co. Cl. B (+)	5,765	391,559
The Pepsi Bottling Group, Inc.	38,282	1,039,356
PepsiCo, Inc. (+)	252,566	12,287,336
		36,370,057

Broadcasting, Publishing & Printing — 2.8%
Clear Channel Communications, Inc.	87,121	2,715,562
Comcast Corp. Cl. A (*)	339,496	9,587,367
Dow Jones & Co., Inc. (+)	14,157	574,916
Gannett Co., Inc.	42,671	3,574,123
Knight Ridder, Inc.	9,637	630,742
The McGraw-Hill Companies, Inc.	29,444	2,346,392
Meredith Corp.	5,689	292,301
New York Times Co. Cl. A (+)	20,800	813,280

2

Time Warner, Inc. (*)	688,694	$11,115,521
Tribune Co.	50,195	2,065,524
Univision Communications, Inc. Cl. A (*)	46,300	1,463,543
Viacom, Inc. Cl. B	262,818	8,820,172
		43,999,443

Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	18,184	471,875
Masco Corp.	67,492	2,330,499
Vulcan Materials Co.	11,878	605,184
		3,407,558

Chemicals — 1.5%
Air Products & Chemicals, Inc.	36,805	2,001,456
Ashland, Inc.	12,825	719,226
Dow Chemical Co.	145,420	6,570,076
Du Pont (E.I.) de Nemours & Co.	153,350	6,563,380
Eastman Chemical Co.	10,935	519,959
Engelhard Corp.	15,025	425,959
Great Lakes Chemical Corp. (+)	10,196	261,018
Hercules, Inc. (*)	12,889	183,668
International Flavors & Fragrances, Inc.	11,082	423,332
Monsanto Co.	39,424	1,435,822
PPG Industries, Inc.	24,108	1,477,338
Praxair, Inc.	51,656	2,207,777
Rohm & Haas Co.	30,284	1,301,303
		24,090,314

Commercial Services — 1.9%
Allied Waste Industries, Inc. (*)	42,934	379,966
Apollo Group, Inc. Cl. A (*)	29,000	2,127,730
Block (H&R), Inc. (+)	23,748	1,173,626
Cendant Corp.	160,444	3,465,590
Cintas Corp. (+)	26,000	1,093,040
Convergys Corp. (*)	20,871	280,298
Donnelley (R.R.) & Sons Co.	29,715	930,674
eBay, Inc. (*)	99,100	9,111,254
Ecolab, Inc.(+)	33,658	1,058,208
Equifax, Inc. (+)	17,149	452,048
Fluor Corp. (+)	13,735	611,482
Moody’s Corp.	22,786	1,669,074
Paychex, Inc.	59,106	1,782,046
PerkinElmer, Inc.	16,174	278,516
Quest Diagnostics, Inc. (+)	15,985	1,410,197
Robert Half International, Inc.	27,900	718,983
Ryder System, Inc. (+)	8,205	385,963
Waste Management, Inc.	90,897	2,485,124
		29,413,819

Communications — 2.1%
ADC Telecommunications, Inc. (+)	114,092	206,507
Andrew Corp. (*) (+)	23,442	286,930
Avaya, Inc. (*)	68,875	960,118
Ciena Corp. (*)	93,100	184,338

3

Citizens Communications Co.	47,400	$634,686
Lucent Technologies, Inc. (*) (+)	617,852	1,958,591
Network Appliance, Inc. (*) (+)	55,238	1,270,474
Nextel Communications, Inc. Cl. A (*)	165,439	3,944,066
Qualcomm, Inc.	244,218	9,534,271
SBC Communications, Inc.	495,509	12,858,459
Scientific-Atlanta, Inc.	23,081	598,260
Tellabs, Inc. (*)	68,823	632,483
		33,069,183

Communications Equipment — 0.4%
Motorola, Inc.	352,702	6,362,744

Computer Integrated Systems Design — 0.3%
Autodesk, Inc.	17,906	870,769
Computer Sciences Corp. (*)	27,396	1,290,352
Parametric Technology Corp (*).	24,388	128,769
Sun Microsystems, Inc. (*)	518,404	2,094,352
Teradyne, Inc. (*)	32,606	436,920
Unisys Corp. (*)	43,051	444,286
		5,265,448

Computer Programming Services — 0.0%
Mercury Interactive Corp. (*) (+)	14,740	514,131

Computers & Information — 4.2%
Apple Computer, Inc. (*)	57,375	2,223,281
Cisco Systems, Inc. (*)	1,017,887	18,423,755
Comverse Technology, Inc. (*)	33,129	623,819
Dell, Inc. (*)	380,248	13,536,829
EMC Corp. (*)	372,133	4,294,415
Gateway, Inc. (*)	48,768	241,402
International Business Machines Corp.	251,602	21,572,355
International Game Technology	52,656	1,892,983
Jabil Circuit, Inc. (*)	29,300	673,900
Lexmark International, Inc. (*)	18,528	1,556,537
Solectron Corp. (*)	131,653	651,682
Symbol Technologies, Inc.	33,100	418,384
		66,109,342

Computers & Office Equipment — 0.8%
Electronic Data Systems Corp. (+)	80,523	1,561,341
Hewlett-Packard Co.	460,952	8,642,850
Pitney Bowes, Inc.	34,255	1,510,645
Xerox Corp. (*) (+)	121,177	1,706,172
		13,421,008

Containers — 0.2%
Ball Corp.	17,608	659,067
Bemis Co., Inc.	12,988	345,221
Pactiv Corp. (*)	19,198	446,353
Sealed Air Corp. (*)	10,048	465,725
Temple-Inland, Inc.	6,693	449,435
		2,365,801

4

Cosmetics & Personal Care — 2.5%
Alberto-Culver Co.	10,347	$449,888
Avon Products, Inc.	71,338	3,116,044
Colgate-Palmolive Co.	80,919	3,655,920
The Gillette Co.	153,144	6,392,231
Kimberly-Clark Corp.	77,481	5,004,498
The Procter & Gamble Co.	381,298	20,635,848
		39,254,429

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A (*) (+)	19,100	1,063,297
Automatic Data Processing, Inc.	88,508	3,657,151
Deluxe Corp. (+)	6,828	280,085
First Data Corp.	128,151	5,574,569
Fiserv, Inc. (*)	31,801	1,108,583
IMS Health, Inc.	29,725	711,022
NCR Corp. (*) (+)	14,868	737,304
		13,132,011

Electric Utilities — 2.6%
AES Corp. (*)	90,353	902,626
Allegheny Energy, Inc. (*) (+)	22,300	355,908
Ameren Corp. (+)	24,642	1,137,228
American Electric Power Co.	55,108	1,761,252
Calpine Corp. (*) (+)	73,879	214,249
CenterPoint Energy, Inc. (+)	33,622	348,324
Cinergy Corp.	22,381	886,288
CMS Energy Corp. (*) (+)	17,354	165,210
Consolidated Edison, Inc. (+)	39,174	1,646,875
Constellation Energy Group, Inc.	24,664	982,614
Dominion Resources, Inc.	51,420	3,355,155
DTE Energy Co.	26,352	1,111,791
Duke Energy Corp.	148,398	3,396,830
Edison International	51,487	1,364,920
Entergy Corp.	37,206	2,255,056
Exelon Corp.	103,448	3,795,507
FirstEnergy Corp.	53,587	2,201,354
FPL Group, Inc. (+)	27,415	1,872,993
NiSource, Inc.	31,285	657,298
PG&E Corp. (*)	63,581	1,932,862
Pinnacle West Capital Corp.	11,750	487,625
PPL Corp.	24,655	1,163,223
Progress Energy, Inc. (+)	36,721	1,554,767
Public Service Enterprise Group, Inc. (+)	39,282	1,673,413
Southern Co. (+)	113,546	3,404,109
Teco Energy, Inc. (+)	22,400	303,072
TXU Corp. (+)	49,666	2,379,995
		41,310,544

Electrical Equipment & Electronics — 6.5%
Advanced Micro Devices, Inc. (*) (+)	54,942	714,246
Altera Corp. (*) (+)	56,204	1,099,912
American Power Conversion Corp. (+)	34,242	595,468

5

Analog Devices, Inc.	54,925	$2,129,991
Applied Micro Circuits Corp. (*)	48,600	152,118
Broadcom Corp. Cl. A (*)	50,500	1,378,145
Emerson Electric Co.	66,154	4,094,271
General Electric Co.	1,591,475	53,441,730
Intel Corp.	963,132	19,320,428
JDS Uniphase Corp. (*) (+)	220,876	744,352
Johnson Controls, Inc.	29,302	1,664,647
Kla-Tencor Corp. (*) (+)	31,228	1,295,337
Linear Technology Corp.	47,349	1,715,928
LSI Logic Corp. (*)	63,842	275,159
Maxim Integrated Products, Inc.	49,199	2,080,626
Micron Technology, Inc. (*) (+)	88,880	1,069,226
Molex, Inc. (+)	30,447	907,930
National Semiconductor Corp. (*) (+)	55,224	855,420
Novellus Systems, Inc. (*)	23,831	633,666
Nvidia Corp. (*)	26,800	389,136
PMC-Sierra, Inc. (*) (+)	25,779	227,113
Power-One, Inc. (*)	10,600	68,688
Qlogic Corp. (*)	14,100	417,501
Rockwell Automation, Inc.	26,132	1,011,308
Sanmina-SCI Corp. (*) (+)	82,324	580,384
Texas Instruments, Inc.	256,069	5,449,148
Xilinx, Inc.	53,268	1,438,236
		103,750,114

Energy — 7.4%
Amerada Hess Corp.	13,960	1,242,440
Anadarko Petroleum Corp.	35,254	2,339,455
Apache Corp.	46,656	2,337,932
BJ Services Co. (+)	23,800	1,247,358
Burlington Resources, Inc.	60,760	2,479,008
ChevronTexaco Corp.	319,458	17,135,727
ConocoPhillips	106,155	8,794,942
Devon Energy Corp.	37,900	2,691,279
Dynegy, Inc. Cl. A (*) (+)	48,037	239,705
El Paso Corp.	79,935	734,603
EOG Resources, Inc.	15,800	1,040,430
Exxon Mobil Corp.	979,898	47,358,470
Halliburton Co.	65,784	2,216,263
Kerr-McGee Corp.	21,666	1,240,379
KeySpan Corp.	25,600	1,003,520
Kinder Morgan, Inc.	19,300	1,212,426
Marathon Oil Corp.	55,251	2,280,761
Nabors Industries Limited (*)	21,669	1,026,027
Nicor, Inc. (+)	5,282	193,849
Noble Corp. (*)	22,400	1,006,880
Occidental Petroleum Corp.	61,851	3,459,326
Peoples Energy Corp.	4,262	177,640
Rowan Companies, Inc. (*)	18,366	484,862
Schlumberger Limited	85,605	5,762,073
Sempra Energy	38,061	1,377,428
Sunoco, Inc.	12,656	936,291
Transocean, Inc. (*)	46,372	1,659,190

6

Unocal Corp.	42,229	$1,815,847
Valero Energy Corp.	18,000	1,443,780
The Williams Companies, Inc.	81,191	982,411
Xcel Energy, Inc. (+)	51,287	888,291
		116,808,593

Entertainment & Leisure — 0.6%
Brunswick Corp.	16,555	757,557
Harrah’s Entertainment, Inc. (+)	19,116	1,012,766
The Walt Disney Co.	311,770	7,030,413
		8,800,736

Financial Services — 3.7%
American Express Co.	194,260	9,996,620
Apartment Investment & Management Co. Cl. A	18,000	626,040
Bear Stearns Companies, Inc. (+)	14,195	1,365,133
Countrywide Financial Corp.	82,698	3,257,474
E Trade Financial Corp. (*)	58,400	666,928
Federated Investors, Inc. Cl. B (+)	13,400	381,096
Franklin Resources, Inc.	39,030	2,176,313
The Goldman Sachs Group, Inc.	73,600	6,862,464
Huntington Bancshares, Inc. (+)	41,121	1,024,324
Janus Capital Group, Inc. (+)	34,794	473,546
Lehman Brothers Holdings, Inc.	39,118	3,118,487
MBNA Corp.	195,346	4,922,719
Merrill Lynch & Co., Inc.	140,270	6,974,224
Morgan Stanley	167,299	8,247,841
PNC Financial Services Group, Inc.	45,413	2,456,843
Price (T. Rowe) Group, Inc.	20,513	1,044,932
ProLogis Trust	21,400	754,136
The Schwab (Charles) Corp.	216,205	1,986,924
Simon Property Group, Inc.	34,200	1,834,146
		58,170,190

Foods — 1.8%
Archer-Daniels-Midland Co.	103,279	1,753,677
Campbell Soup Co.	59,046	1,552,319
ConAgra Foods, Inc.	81,769	2,102,281
General Mills, Inc. (+)	58,351	2,619,960
Heinz (H. J.) Co.	54,722	1,971,086
Hershey Foods Corp.	39,684	1,853,640
Kellogg Co.	65,316	2,786,381
The Kroger Co. (*) (+)	110,975	1,722,332
McCormick & Co., Inc.	16,600	570,044
Safeway, Inc. (*)	60,677	1,171,673
Sara Lee Corp. (+)	125,236	2,862,895
Starbucks Corp. (*)	61,648	2,802,518
SuperValu, Inc.	15,932	438,927
Sysco Corp.	97,778	2,925,518
Wrigley (Wm.) Jr. Co.	31,304	1,981,856
		29,115,107

7

Forest Products & Paper — 0.6%
Boise Cascade Corp. (+)	14,701	$489,249
Georgia-Pacific Corp.	38,572	1,386,663
International Paper Co.	71,451	2,887,335
MeadWestvaco Corp.	28,444	907,364
Plum Creek Timber Co., Inc.	22,200	777,666
Weyerhaeuser Co.	38,411	2,553,563
		9,001,840

Healthcare — 1.1%
Caremark Rx, Inc. (*)	65,900	2,113,413
Express Scripts, Inc. (*) (+)	13,200	862,488
HCA, Inc.	76,085	2,902,643
Health Management Associates, Inc. Cl. A (+)	40,700	831,501
Humana, Inc. (*)	27,796	555,364
Manor Care, Inc.	12,781	382,919
Tenet Healthcare Corp. (*) (+)	64,328	694,099
UnitedHealth Group, Inc.	101,348	7,473,402
Wellpoint Health Networks, Inc. (*)	23,020	2,419,172
		18,235,001

Home Construction, Furnishings & Appliances — 0.3%
Centex Corp. (+)	20,510	1,034,935
KB Home (+)	7,385	623,959
Leggett & Platt, Inc.	24,947	701,011
Maytag Corp. (+)	13,938	256,041
Pulte Homes, Inc.	18,746	1,150,442
Whirlpool Corp. (+)	11,029	662,733
		4,429,121

Household Products — 0.6%
Black & Decker Corp. (+)	10,550	816,992
The Clorox Co.	32,615	1,738,379
Corning, Inc. (*)	215,361	2,386,200
Fortune Brands, Inc.	22,580	1,672,952
Newell Rubbermaid, Inc.	38,971	780,979
Sherwin-Williams Co.	23,389	1,028,180
Snap-On, Inc.	6,903	190,247
The Stanley Works (+)	10,755	457,410
		9,071,339

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	10,966	632,190

Industrial - Diversified — 1.9%
3M Co.	117,698	9,412,308
Cooper Industries Limited Cl. A	13,065	770,835
Danaher Corp.	48,100	2,466,568
Eaton Corp.	22,656	1,436,617
Illinois Tool Works, Inc.	47,933	4,465,918
ITT Industries, Inc.	14,855	1,188,251
Textron, Inc. (+)	21,655	1,391,767
Tyco International Limited (+)	301,054	9,230,316
		30,362,580

8

Information Retrieval Services — 0.4%
Yahoo!, Inc. (*)	206,220	$6,992,920

Insurance — 5.0%
ACE Limited	42,500	1,702,550
Aetna, Inc.	22,249	2,223,343
AFLAC, Inc.	77,438	3,036,344
Allstate Corp.	108,415	5,202,836
Ambac Financial Group, Inc.	17,600	1,407,120
American International Group, Inc.	391,508	26,618,629
Anthem, Inc. (*) (+)	19,500	1,701,375
Aon Corp.	45,752	1,314,912
Chubb Corp.	30,509	2,144,173
Cigna Corp.	19,788	1,377,838
Cincinnati Financial Corp.	20,353	838,951
The Hartford Financial Services Group, Inc.	42,534	2,634,131
Jefferson-Pilot Corp. (+)	21,673	1,076,281
Lincoln National Corp.	29,539	1,388,333
Loews Corp.	26,848	1,570,608
Marsh & McLennan Companies, Inc.	81,352	3,722,668
MBIA, Inc.	23,011	1,339,470
Metlife, Inc.	113,800	4,398,370
MGIC Investment Corp.	14,787	984,075
Principal Financial Group, Inc.	41,500	1,492,755
Progressive Corp.	33,987	2,880,398
Prudential Financial, Inc.	82,100	3,861,984
Safeco Corp.	23,025	1,051,091
St. Paul Travelers Companies	96,259	3,182,322
Torchmark Corp.	18,026	958,623
UnumProvident Corp. (+)	33,525	526,007
XL Capital Limited Cl. A (+)	19,800	1,465,002
		80,100,189

Lodging — 0.3%
Hilton Hotels Corp.	51,051	961,801
Marriott International, Inc. Cl. A	35,323	1,835,383
Starwood Hotels & Resorts Worldwide, Inc.	30,927	1,435,631
		4,232,815

Machinery & Components — 0.9%
Baker Hughes, Inc.	53,183	2,325,161
Caterpillar, Inc.	51,716	4,160,552
Cummins, Inc. (+)	7,473	552,180
Deere & Co.	38,113	2,460,194
Dover Corp.	30,959	1,203,376
Ingersoll-Rand Co. Cl. A	27,286	1,854,629
Pall Corp. (+)	14,618	357,849
Parker-Hannifin Corp.	19,098	1,124,108
		14,038,049

Manufacturing — 0.4%
American Standard Companies, Inc. (*)	35,200	1,369,632
Applied Materials, Inc. (*)	247,552	4,082,132
Avery Dennison Corp. (+)	14,398	947,100
Millipore Corp. (*) (+)	5,781	276,621
		6,675,485

9

Medical Supplies — 2.5%
Agilent Technologies, Inc. (*)	69,205	$1,492,752
Allergan, Inc.	19,629	1,424,084
Applied Biosystems Group-Applera Corp.	24,968	471,146
Bard (C.R.), Inc.	12,978	734,944
Bausch & Lomb, Inc.	8,194	544,491
Baxter International, Inc.	94,726	3,046,388
Becton, Dickinson & Co.	40,246	2,080,718
Biomet, Inc.	40,494	1,898,359
Boston Scientific Corp. (*)	128,340	5,098,948
Fisher Scientific International (*)	18,300	1,067,439
Guidant Corp.	46,241	3,053,756
Medtronic, Inc.	183,814	9,539,947
St. Jude Medical, Inc. (*)	24,396	1,836,287
Stryker Corp.	61,002	2,932,976
Tektronix, Inc.	12,970	431,252
Thermo Electron Corp. (*)	20,275	547,830
Waters Corp. (*)	19,500	859,950
Zimmer Holdings, Inc. (*)	36,578	2,891,125
		39,952,392

Metals & Mining — 0.8%
Alcoa, Inc.	134,066	4,503,277
Allegheny Technologies, Inc.	16,347	298,333
Crane Co.	7,007	202,642
Freeport-McMoRan Copper & Gold, Inc. Cl. B (+)	28,583	1,157,611
Newmont Mining Corp. (+)	67,697	3,082,244
Nucor Corp. (+)	12,550	1,146,693
Phelps Dodge Corp. (+)	12,839	1,181,573
United States Steel Corp. (+)	18,856	709,363
Worthington Industries, Inc.	10,152	216,745
		12,498,481

Pharmaceuticals — 9.0%
Abbott Laboratories	236,837	10,032,415
AmerisourceBergen Corp. (+)	14,316	768,912
Amgen, Inc. (*)	192,090	10,887,661
Biogen Idec, Inc. (*)	50,891	3,113,002
Bristol-Myers Squibb Co.	299,284	7,084,052
Cardinal Health, Inc.	66,379	2,905,409
Chiron Corp. (*) (+)	30,300	1,339,260
Eli Lilly & Co.	172,595	10,364,330
Forest Laboratories, Inc. (*)	54,800	2,464,904
Genzyme Corp. (*)	34,300	1,866,263
Gilead Sciences, Inc. (*)	62,238	2,326,456
Hospira, Inc. (*)	22,493	688,286
Johnson & Johnson	446,000	25,123,180
King Pharmaceuticals, Inc. (*)	38,148	455,487
McKesson Corp.	41,098	1,054,164
Medco Health Solutions, Inc. (*)	42,241	1,305,247
Medimmune, Inc. (*)	38,169	904,605

10

Merck & Co., Inc.	332,462	$10,971,246
Mylan Laboratories, Inc. (+)	43,800	788,400
Pfizer, Inc.	1,136,921	34,789,783
Schering-Plough Corp.	225,086	4,290,139
Sigma-Aldrich Corp.	11,651	675,758
Watson Pharmaceutical, Inc. (*)	18,371	541,210
Wyeth	204,404	7,644,710
		142,384,879

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. (+)	40,547	1,306,424

Prepackaged Software — 4.4%
Adobe Systems, Inc.	37,522	1,856,213
BMC Software, Inc. (*)	34,531	545,935
Citrix Systems, Inc. (*)	24,727	433,217
Computer Associates International, Inc.	86,139	2,265,456
Compuware Corp. (*)	58,837	303,011
Electronic Arts, Inc. (*)	46,100	2,120,139
Intuit, Inc. (*)	30,200	1,371,080
Microsoft Corp.	1,639,590	45,334,663
Novell, Inc. (*)	56,282	355,139
Oracle Corp. (*)	783,828	8,841,580
Peoplesoft, Inc. (*)	55,087	1,093,477
Siebel Systems, Inc. (*)	78,562	592,357
SunGard Data Systems, Inc. (*)	44,400	1,055,388
Symantec Corp. (*)	48,900	2,683,632
Veritas Software Corp. (*)	66,490	1,183,522
		70,034,809

Real Estate — 0.2%
Equity Office Properties Trust	62,400	1,700,400
Equity Residential	41,700	1,292,700
		2,993,100

Restaurants — 0.5%
Darden Restaurants, Inc.	24,728	576,657
McDonald’s Corp.	195,060	5,467,532
Wendy’s International, Inc.	16,201	544,354
Yum! Brands, Inc.	40,120	1,631,279
		8,219,822

Retail — 5.8%
AutoZone, Inc. (*) (+)	11,836	914,331
Bed Bath & Beyond, Inc. (*)	47,696	1,769,999
Best Buy Co., Inc.	46,941	2,546,080
Big Lots, Inc. (*)	13,696	167,502
Circuit City Stores, Inc. (+)	31,959	490,251
Costco Wholesale Corp.	71,389	2,966,927
CVS Corp.	58,289	2,455,716
Dillards, Inc. Cl. A	15,265	301,331
Dollar General Corp.	51,031	1,028,275
Family Dollar Stores, Inc.	26,224	710,670
Federated Department Stores, Inc.	27,178	1,234,697

11

The Home Depot, Inc.	329,187	$12,904,130
J.C. Penney Co., Inc. (+)	41,361	1,459,216
Kohl’s Corp. (*)	48,476	2,336,058
Lowe’s Companies, Inc.	116,850	6,350,798
The May Department Stores Co. (+)	43,987	1,127,387
Office Depot, Inc. (*)	45,259	680,243
RadioShack Corp.	25,530	731,179
Sears, Roebuck and Co. (+)	33,623	1,339,877
Staples, Inc.	77,856	2,321,666
Target Corp.	139,210	6,299,253
Tiffany & Co. (+)	24,156	742,555
TJX Companies, Inc.	76,660	1,689,586
Toys R Us, Inc. (*)	32,782	581,553
Walgreen Co.	156,480	5,606,678
Wal-Mart Stores, Inc.	638,073	33,945,484
		92,701,442

Retail - Grocery — 0.1%
Albertson’s, Inc.	58,148	1,391,482
Winn-Dixie Stores, Inc. (+)	26,455	81,746
		1,473,228

Telephone Utilities — 2.6%
Alltel Corp.	46,757	2,567,427
AT&T Corp.	121,533	1,740,353
AT&T Wireless Services, Inc. (*)	414,026	6,119,304
BellSouth Corp.	278,623	7,556,256
CenturyTel, Inc.	21,848	748,076
Qwest Communications International, Inc. (*) (+)	287,021	955,780
Sprint Corp. (FON Group)	224,706	4,523,332
Verizon Communications, Inc.	415,083	16,345,969
		40,556,497

Tobacco — 1.1%
Altria Group, Inc.	309,339	14,551,307
Reynolds American, Inc.	22,000	1,496,880
UST, Inc.	25,887	1,042,211
		17,090,398

Toys, Games — 0.1%
Hasbro, Inc.	26,804	503,915
Mattel, Inc.	65,752	1,192,084
		1,695,999

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	57,956	2,220,294
Carnival Corp.	97,368	4,604,533
CSX Corp.	31,886	1,058,615
FedEx Corp.	43,912	3,762,819
Norfolk Southern Corp.	56,577	1,682,600
Union Pacific Corp.	39,738	2,328,647
United Parcel Service, Inc. Cl. B	172,200	13,073,424
		28,730,932

12

Travel — 0.0%
Sabre Holdings Corp.	23,928	$586,954

TOTAL EQUITIES (Cost $1,598,537,816)		1,568,447,057

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 7.0%
Cash Equivalents — 5.9% (**)
American AAdvanage Select Money Market Fund
		$1,269,901	$1,269,901
Bank of America Bank Note
1.875%	10/19/2004	4,110,997	4,110,997
Bank of America Bank Note
1.880%	12/23/2004	3,162,305	3,162,305
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	554,280	554,280
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	2,529,844	2,529,844
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	1,596,965	1,596,965
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	2,529,844	2,529,844
BGIF Institutional Money Market Fund
		11,384,299	11,384,299
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	4,926,872	4,926,872
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	31,623	31,623
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	6,324,611	6,324,611
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	3,794,766	3,794,766
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	632,461	632,461
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	316,231	316,231
Dreyfus Cash Management Plus, Inc. Money Market Fund
		1,897,383	1,897,383
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	948,692	948,692
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	2,846,075	2,846,075
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	1,891,059	1,891,059
Freddie Mac Agency Discount Note
1.672%	10/05/2004	5,686,282	5,686,282
General Electric Capital Corp.
1.623%	10/08/2004	1,897,384	1,897,384
General Electric Capital Corp.
1.652%	10/08/2004	2,213,614	2,213,614

13

Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	2,529,844	2,529,844
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	$1,264,922	$1,264,922
Merrill Lynch Premier Institutional Money Market Fund
		1,434,004	1,434,004
Merrimac Cash Fund, Premium Class
		5,692,150	5,692,150
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	4,174,243	4,174,243
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	3,162,305	3,162,305
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	2,529,844	2,529,844
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	2,529,844	2,529,844
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	4,553,720	4,553,720
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	3,472,211	3,472,211
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	948,691	948,691
			92,837,266

Repurchase Agreement — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		16,176,726	16,176,726

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (***)
1.563%	12/23/2004	250,000	249,046
U.S. Treasury Bill (***)
1.570%	12/23/2004	2,055,000	2,047,161
			2,296,207

TOTAL SHORT-TERM INVESTMENTS (Cost $111,310,653)			111,310,199

TOTAL INVESTMENTS — 105.8% (Cost $1,709,848,469) (****)			$1,679,757,256

Other Assets/(Liabilities) — (5.8%)			(91,500,783)

NET ASSETS — 100.0%			$1,588,256,473

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   This security is held as collateral for open futures contracts.  (Note 2).

(****)            See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $16,177,297.  Collateralized by U.S. Government Agency obligation with a rate of 2.12%, maturity date of 11/25/2034, and an aggregate market value, including accrued interest, of  $16,985,563.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

14

MassMutual Blue Chip Growth Fund —

Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.4%
Advertising — 0.5%
Omnicom Group, Inc. (+)	26,500	$1,936,090

Aerospace & Defense — 1.6%
Boeing Co.	60,200	3,107,524
Honeywell International, Inc.	29,400	1,054,284
Northrop Grumman Corp.	43,800	2,335,854
		6,497,662

Air Transportation — 0.3%
Southwest Airlines Co.	81,600	1,111,392

Apparel, Textiles & Shoes — 0.9%
Liz Claiborne, Inc.	20,500	773,260
Nike, Inc. Cl. B	27,000	2,127,600
Ross Stores, Inc. (+)	36,800	862,592
		3,763,452

Banking, Savings & Loans — 6.4%
Bank of America Corp.	100,900	4,371,997
Capital One Financial Corp. (+)	25,200	1,862,280
Citigroup, Inc.	188,900	8,334,268
Fannie Mae	87,200	5,528,480
Freddie Mac	4,800	313,152
Golden West Financial Corp.	17,900	1,986,005
JP Morgan Chase & Co.	35,772	1,421,222
SLM Corp.	41,700	1,859,820
State Street Corp.	15,900	679,089
		26,356,313

Beverages — 2.6%
Anheuser-Busch Companies, Inc.	30,900	1,543,455
The Coca-Cola Co.	89,000	3,564,450
PepsiCo, Inc.	118,620	5,770,863
		10,878,768

Broadcasting, Publishing & Printing — 2.7%
Clear Channel Communications, Inc.	30,200	941,334
Comcast Corp. Cl. A (*)	7,336	207,169
Fox Entertainment Group, Inc. Cl. A (*)	30,490	845,793
News Corp. Limited Sponsored ADR (Australia) (+)	46,300	1,521,881
Time Warner, Inc. (*)	167,600	2,705,064
Tribune Co.	17,500	720,125
Univision Communications, Inc. Cl. A (*)	61,800	1,953,498
Viacom, Inc. Cl. B	70,900	2,379,404
		11,274,268

Building Materials & Construction — 0.3%
Masco Corp.	33,800	1,167,114

1

Chemicals — 1.2%
Dow Chemical Co.	58,400	$2,638,512
Praxair, Inc.	49,400	2,111,356
		4,749,868

Commercial Services — 2.2%
Career Education Corp. (+) (*)	17,900	508,897
Cintas Corp.	21,000	882,840
eBay, Inc. (*)	27,800	2,555,932
Fluor Corp. (+)	24,600	1,095,192
Paychex, Inc.	38,966	1,174,825
Quest Diagnostics, Inc. (+)	12,700	1,120,394
Robert Half International, Inc.	46,600	1,200,882
Waste Management, Inc.	16,600	453,844
		8,992,806

Communications — 1.8%
EchoStar Communications Corp. Cl. A (+) (*)	29,100	905,592
Nextel Communications, Inc. Cl. A (*)	87,000	2,074,080
Qualcomm, Inc.	110,600	4,317,824
		7,297,496

Communications Equipment — 0.1%
Ericsson (LM) Cl. B Sponsored ADR (Sweden) (+) (*)	17,327	541,295

Computer Integrated Systems Design — 0.4%
Cadence Design Systems, Inc. (+) (*)	36,900	481,176
Synopsys, Inc. (*)	33,558	531,223
Teradyne, Inc. (*)	31,700	424,780
		1,437,179

Computers & Information — 6.2%
CDW Corp.	21,400	1,241,842
Cisco Systems, Inc. (*)	470,800	8,521,480
Dell, Inc. (*)	199,500	7,102,200
EMC Corp. (*)	211,540	2,441,172
International Business Machines Corp.	64,700	5,547,378
Lexmark International, Inc. (*)	8,900	747,689
		25,601,761

Containers — 0.2%
Smurfit-Stone Container Corp. (+)	52,704	1,020,876

Cosmetics & Personal Care — 5.4%
Avon Products, Inc.	82,200	3,590,496
Colgate-Palmolive Co.	69,700	3,149,046
Estee Lauder Companies, Inc. Cl. A	22,200	927,960
The Gillette Co.	147,800	6,169,172
The Procter & Gamble Co.	152,200	8,237,064
		22,073,738

Data Processing & Preparation — 1.7%
Affiliated Computer Services, Inc. Cl. A (+) (*)	28,600	1,592,162
Automatic Data Processing, Inc.	12,100	499,972
First Data Corp.	115,200	5,011,200
		7,103,334

2

Electrical Equipment & Electronics — 9.3%
Altera Corp. (+) (*)	69,200	$1,354,244
Analog Devices, Inc.	58,100	2,253,118
Flextronics International Limited (*)	114,600	1,518,450
General Electric Co.	476,300	15,994,154
Intel Corp.	410,800	8,240,648
Intersil Corp. Cl. A (+)	47,500	756,675
Kla-Tencor Corp. (+) (*)	40,600	1,684,088
Linear Technology Corp.	25,200	913,248
Marvell Technology Group Limited (+) (*)	43,200	1,128,816
Microchip Technology, Inc.	15,200	407,968
PMC-Sierra, Inc. (+) (*)	60,000	528,600
Texas Instruments, Inc.	109,700	2,334,416
Xilinx, Inc.	46,400	1,252,800
		38,367,225

Energy — 4.3%
BJ Services Co. (+)	36,300	1,902,483
Burlington Resources, Inc.	31,500	1,285,200
ChevronTexaco Corp.	35,000	1,877,400
Exxon Mobil Corp.	65,000	3,141,450
Nabors Industries Limited (*)	35,300	1,671,455
Schlumberger Limited	45,800	3,082,798
Total SA	11,200	2,281,314
Transocean, Inc. (*)	32,900	1,177,162
Weatherford International Limited (+) (*)	23,900	1,219,378
		17,638,640

Entertainment & Leisure — 0.4%
The Walt Disney Co.	65,100	1,468,005

Financial Services — 3.8%
American Express Co.	95,700	4,924,722
The Goldman Sachs Group, Inc.	12,100	1,128,204
Lehman Brothers Holdings, Inc.	26,700	2,128,524
MBNA Corp.	130,550	3,289,860
Merrill Lynch & Co., Inc.	35,900	1,784,948
Morgan Stanley	49,000	2,415,700
		15,671,958

Foods — 0.3%
Sysco Corp.	37,400	1,119,008

Healthcare — 2.0%
Caremark Rx, Inc. (*)	43,500	1,395,045
Health Management Associates, Inc. Cl. A (+)	22,900	467,847
Laboratory Corp. of America Holdings (*)	29,100	1,272,252
UnitedHealth Group, Inc.	67,500	4,977,450
		8,112,594

3

Home Construction, Furnishings & Appliances — 0.2%
Leggett & Platt, Inc.	35,500	$997,550

Industrial - Diversified — 2.5%
3M Co.	64,600	5,166,062
Danaher Corp. (+)	26,000	1,333,280
Tyco International Limited	116,600	3,574,956
		10,074,298

Information Retrieval Services — 1.2%
Google, Inc. Cl. A (+) (*)	7,900	1,023,840
Yahoo!, Inc. (*)	111,206	3,770,995
		4,794,835

Insurance — 3.6%
AFLAC, Inc.	47,200	1,850,712
Ambac Financial Group, Inc.	27,900	2,230,605
American International Group, Inc.	138,700	9,430,213
MBIA, Inc.	22,000	1,280,620
		14,792,150

Internet Content — 0.1%
BEA Systems, Inc. (*)	67,700	467,807

Machinery & Components — 0.9%
Baker Hughes, Inc.	69,100	3,021,052
Ingersoll-Rand Co. Cl. A	11,100	754,467
		3,775,519

Manufacturing — 1.0%
Applied Materials, Inc. (*)	83,000	1,368,670
Avery Dennison Corp. (+)	22,300	1,466,894
Lam Research Corp. (+) (*)	24,300	531,684
Millipore Corp. (+) (*)	18,200	870,870
		4,238,118

Medical Supplies — 4.7%
Allergan, Inc.	20,500	1,487,275
Baxter International, Inc.	51,700	1,662,672
Becton, Dickinson & Co. (+)	31,000	1,602,700
Boston Scientific Corp. (*)	32,800	1,303,144
Cytyc Corp. (+) (*)	34,300	828,345
Fisher Scientific International (+) (*)	8,000	466,640
Guidant Corp.	19,000	1,254,760
Medtronic, Inc.	105,300	5,465,070
St. Jude Medical, Inc. (*)	32,200	2,423,694
Waters Corp. (*)	34,400	1,517,040
Zimmer Holdings, Inc. (*)	17,510	1,383,990
		19,395,330

Pharmaceuticals — 14.0%
Abbott Laboratories	95,900	4,062,324
Alkermes, Inc. (+) (*)	12,000	138,480
Amgen, Inc. (*)	78,900	4,472,052
AstraZeneca PLC Sponsored ADR (United Kingdom)	35,400	1,456,002

4

Barr Pharmaceuticals (*)	34,500	$1,429,335
Biogen Idec, Inc. (*)	29,825	1,824,395
Bristol-Myers Squibb Co.	16,100	381,087
Cardinal Health, Inc.	17,900	783,483
Cephalon, Inc. (+) (*)	15,900	761,610
Eli Lilly & Co.	39,000	2,341,950
Forest Laboratories, Inc. (*)	13,900	625,222
Genentech, Inc. (*)	57,400	3,008,908
Johnson & Johnson	177,326	9,988,774
Merck & Co., Inc.	88,200	2,910,600
Millennium Pharmaceuticals, Inc. (*)	48,100	659,451
Pfizer, Inc.	478,980	14,656,788
Protein Design Labs, Inc. (+) (*)	16,000	313,280
Schering-Plough Corp.	157,900	3,009,574
Watson Pharmaceutical, Inc. (*)	4,000	117,840
Wyeth	122,900	4,596,460
		57,537,615

Prepackaged Software — 6.2%
Adobe Systems, Inc.	14,500	717,315
DST Systems, Inc. (*)	28,800	1,280,736
McAfee, Inc. (*)	33,300	669,330
Microsoft Corp.	701,800	19,404,770
Oracle Corp. (*)	187,000	2,109,360
Siebel Systems, Inc. (*)	35,700	269,178
Veritas Software Corp. (*)	50,700	902,460
		25,353,149

Restaurants — 0.9%
Brinker International, Inc. (*)	41,000	1,277,150
McDonald’s Corp.	85,900	2,407,777
		3,684,927

Retail — 5.8%
Best Buy Co., Inc. (+)	8,400	455,616
CVS Corp.	34,900	1,470,337
The Home Depot, Inc.	182,100	7,138,320
Kohl’s Corp. (*)	12,900	621,651
Lowe’s Companies, Inc. (+)	30,760	1,671,806
Staples, Inc. (+)	63,600	1,896,552
Target Corp.	17,200	778,300
Walgreen Co.	43,300	1,551,439
Wal-Mart Stores, Inc.	153,200	8,150,240
		23,734,261

Retail - Internet — 0.2%
Amazon.com, Inc. (*)	22,100	903,006

Telephone Utilities — 0.4%
Verizon Communications, Inc.	38,600	1,520,068

Tobacco — 0.5%
Altria Group, Inc.	46,600	2,192,064

5

Transportation — 1.6%
Carnival Corp.	46,400	$2,194,256
Royal Caribbean Cruises Limited (+)	26,100	1,137,960
United Parcel Service, Inc. Cl. B	43,100	3,272,152
		6,604,368

TOTAL EQUITIES (Cost $409,498,243)		404,245,907

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 9.4%
Cash Equivalents — 7.9% (**)
American AAdvanage Select Money Market Fund
		$442,052	$442,052
Bank of America Bank Note
1.875%	10/19/2004	1,431,035	1,431,035
Bank of America Bank Note
1.880%	12/23/2004	1,100,796	1,100,796
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	192,945	192,945
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	880,638	880,638
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	555,902	555,902
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	880,638	880,638
BGIF Institutional Money Market Fund
		3,962,867	3,962,867
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	1,715,041	1,715,041
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	11,008	11,008
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	2,201,593	2,201,593
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	1,320,956	1,320,956
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	220,159	220,159
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	110,080	110,080
Dreyfus Cash Management Plus, Inc. Money Market Fund
		660,478	660,478
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	330,239	330,239
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	990,717	990,717
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	658,276	658,276
Freddie Mac Agency Discount Note
1.672%	10/05/2004	1,979,391	1,979,391
General Electric Capital Corp.
1.623%	10/08/2004	660,478	660,478

6

General Electric Capital Corp.
1.652%	10/08/2004	$770,557	$770,557
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	880,638	880,638
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	440,319	440,319
Merrill Lynch Premier Institutional Money Market Fund
		499,176	499,176
Merrimac Cash Fund, Premium Class
		1,981,433	1,981,433
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	1,453,051	1,453,051
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	1,100,796	1,100,796
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	880,638	880,638
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	880,638	880,638
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	1,585,147	1,585,147
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	1,208,674	1,208,674
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	330,239	330,239
			32,316,595

Repurchase Agreement — 1.5%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		6,353,471	6,353,471

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			38,670,066

TOTAL INVESTMENTS — 107.8% (Cost $448,168,30S9) (***)			$442,915,973

Other Assets/(Liabilities) — (7.8%)			(32,216,644)

NET ASSETS — 100.0%			$410,699,329

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $6,353,696. Collaterized by U.S. Government Agency obligation with a rate of 4.375%, maturity date 09/25/2016, and an aggregate market value, including accrued interest, of $6,671,145.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

7

MassMutual Blue Large Cap Growth Fund —

Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.6%
Banking, Savings & Loans — 4.8%
Citigroup, Inc.	24,400	$1,076,528
JP Morgan Chase & Co.	15,630	620,980
		1,697,508

Broadcasting, Publishing & Printing — 6.3%
News Corp. Limited Preferred Sponsored ADR (Australia)	7,720	241,868
The Scripps (E.W.) Co. (+)	12,300	587,694
Time Warner, Inc. (*)	28,300	456,762
Univision Communications, Inc. Cl. A (*)	13,300	420,413
Viacom, Inc. Cl. B	15,180	509,441
		2,216,178

Commercial Services — 3.6%
eBay, Inc. (+) (*)	13,740	1,263,256

Communications — 4.7%
Juniper Networks, Inc. (+) (*)	39,080	922,288
Qualcomm, Inc.	19,100	745,664
		1,667,952

Computer Programming Services — 0.8%
SAP AG Sponsored ADR (Germany)	7,100	276,545

Computers & Information — 7.2%
Cisco Systems, Inc. (*)	37,100	671,510
Dell, Inc. (*)	41,000	1,459,600
EMC Corp. (+) (*)	33,050	381,397
		2,512,507

Cosmetics & Personal Care — 4.2%
Avon Products, Inc.	18,000	786,240
The Procter & Gamble Co.	12,600	681,912
		1,468,152

Electrical Equipment & Electronics — 10.4%
Broadcom Corp. Cl. A (*)	18,230	497,497
General Electric Co.	32,690	1,097,730
Intel Corp. (+)	40,900	820,454
Marvell Technology Group Limited (+) (*)	21,220	554,479
Maxim Integrated Products, Inc.	4,250	179,732
Taiwan Semiconductor Manufacturing Co. Limited Sponsored ADR (Taiwan) (+)	71,343	509,389
		3,659,281

Energy — 0.3%
Nabors Industries Limited (*)	2,350	111,272

Financial Services — 4.6%
Franklin Resources, Inc.	6,900	384,744
MBNA Corp.	30,750	774,900
Merrill Lynch & Co., Inc.	8,850	440,022
		1,599,666

1

Foods — 0.2%
Starbucks Corp. (*)	1,620	73,645

Healthcare — 4.4%
Caremark Rx, Inc. (*)	12,350	396,064
UnitedHealth Group, Inc.	10,700	789,018
Wellpoint Health Networks, Inc. (*)	3,350	352,051
		1,537,133

Household Products — 2.0%
Corning, Inc. (*)	65,000	720,200

Information Retrieval Services — 4.5%
Yahoo!, Inc. (*)	46,300	1,570,033

Insurance — 4.9%
American International Group, Inc.	18,000	1,223,820
Progressive Corp.	5,700	483,075
		1,706,895

Manufacturing — 1.7%
Applied Materials, Inc. (*)	35,200	580,448

Medical Supplies — 6.4%
Boston Scientific Corp. (*)	23,790	945,177
St. Jude Medical, Inc. (*)	10,050	756,464
Zimmer Holdings, Inc. (*)	6,970	550,909
		2,252,550

Pharmaceuticals — 11.5%
Alcon, Inc. (+)	8,200	657,640
Amgen, Inc. (*)	19,300	1,093,924
Forest Laboratories, Inc. (*)	8,320	374,234
Gilead Sciences, Inc. (*)	10,600	396,228
Pfizer, Inc.	37,000	1,132,200
Teva Pharmaceutical Sponsored ADR (Israel) (+)	15,000	389,250
		4,043,476

Prepackaged Software — 7.6%
Electronic Arts, Inc. (+) (*)	21,010	966,250
Microsoft Corp.	43,000	1,188,950
Symantec Corp. (*)	9,400	515,872
		2,671,072

Retail — 8.8%
Bed Bath & Beyond, Inc. (+) (*)	14,300	530,673
Lowe’s Companies, Inc. (+)	22,100	1,201,135
Target Corp.	10,000	452,500
Wal-Mart Stores, Inc.	16,710	888,972
		3,073,280

2

Retail - Internet — 0.7%
Amazon.com, Inc. (*)	6,440	$263,138

TOTAL EQUITIES (Cost $33,224,393)		34,964,187

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.7%
Cash Equivalents — 14.1% (**)
American AAdvanage Select Money Market Fund
		$68,001	$68,001
Bank of America Bank Note
1.875%	10/19/2004	220,136	220,136
Bank of America Bank Note
1.880%	12/23/2004	169,335	169,335
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	29,681	29,681
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	135,468	135,468
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	85,514	85,514
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	135,468	135,468
BGIF Institutional Money Market Fund
		609,607	609,607
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	263,824	263,824
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	1,693	1,693
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	338,670	338,670
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	203,203	203,203
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	33,867	33,867
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	16,934	16,934
Dreyfus Cash Management Plus, Inc. Money Market Fund
		101,602	101,602
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	50,801	50,801
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	152,402	152,402
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	101,262	101,262
Freddie Mac Agency Discount Note
1.672%	10/05/2004	304,489	304,489
General Electric Capital Corp.
1.623%	10/08/2004	101,602	101,602
General Electric Capital Corp.
1.652%	10/08/2004	118,535	118,535

3

Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	$135,468	$135,468
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	67,734	67,734
Merrill Lynch Premier Institutional Money Market Fund
		76,788	76,788
Merrimac Cash Fund, Premium Class
		304,803	304,803
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	223,522	223,522
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	169,335	169,335
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	135,468	135,468
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	135,468	135,468
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	243,843	243,843
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	185,930	185,930
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	50,801	50,801
			4,971,254

Repurchase Agreement — 0.6%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		197,878	197,878

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			5,169,132

TOTAL INVESTMENTS — 114.3% (Cost $38,393,525) (***)			$40,133,319

Other Assets/(Liabilities) — (14.3%)			(5,015,891)

NET ASSETS — 100.0%			$35,117,428

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $197,885. Collateralized by U.S. Government Agency obligation with a rate of 4.625%, maturity date of 01/25/2028, and an aggregate market value, including accrued interest, of $207,771.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

4

MassMutual Growth Equity Fund —
Portfolio of Investments

September 30, 2004 (Unaudited)

		Number of Shares	Market Value
EQUITIES - 97.1%
Advertising — 0.1%
Catalina Marketing Corp. (+)		23,000	$530,840

Aerospace & Defense — 2.8%
Boeing Co.		359,900	18,578,038
United Defense Industries, Inc. (*)	`	13,800	551,862
United Technologies Corp.		31,900	2,978,822
			22,108,722

Apparel, Textiles & Shoes — 2.6%
Abercrombie & Fitch Co. Cl. A		67,800	2,135,700
Chico’s FAS, Inc. (+) (*)		40,400	1,381,680
Claire’s Stores, Inc.		44,800	1,121,792
Coach, Inc. (*)		71,900	3,049,998
Columbia Sportswear Co. (+) (*)		23,100	1,258,950
The Gap, Inc. (+)		33,500	626,450
Nike, Inc. Cl. B		37,100	2,923,480
Nordstrom, Inc.		63,200	2,416,768
Pacific Sunwear of California, Inc. (+) (*)		39,200	825,160
Ross Stores, Inc. (+)		63,300	1,483,752
Unifi, Inc. (*)		12,200	27,816
Urban Outfitters, Inc. (*)		88,000	3,027,200
			20,278,746

Automotive & Parts — 1.6%
Harley-Davidson, Inc.		191,100	11,358,984
Oshkosh Truck Corp.		22,800	1,300,968
			12,659,952

Banking, Savings & Loans — 2.5%
Capital One Financial Corp.		1,000	73,900
Fannie Mae		278,900	17,682,260
Freddie Mac		29,900	1,950,676
			19,706,836

Beverages — 0.8%
The Coca-Cola Co.		39,500	1,581,975
Coca-Cola Enterprises, Inc.		117,200	2,215,080
The Pepsi Bottling Group, Inc.		33,000	895,950
PepsiCo, Inc.		30,400	1,478,960
			6,171,965

Chemicals — 0.1%
Church & Dwight, Inc.		15,300	429,318

Commercial Services — 2.7%
Apollo Group, Inc. Cl. A (*)		27,300	2,003,001
Cendant Corp.		74,200	1,602,720
Convergys Corp. (*)		61,400	824,602
Donnelley (R.R.) & Sons Co.		39,200	1,227,744
eBay, Inc. (*)		41,700	3,833,898

1

Fastenal Co.	64,500	$3,715,200
ITT Educational Services, Inc. (*)	40,100	1,445,605
Jacobs Engineering Group, Inc. (*)	14,200	543,718
Pharmaceutical Product Development, Inc. (*)	8,300	298,800
Quest Diagnostics, Inc. (+)	26,800	2,364,296
Regis Corp.	27,400	1,102,028
Rent-A-Center, Inc. (*)	70,700	1,828,302
Robert Half International, Inc.	18,900	487,053
		21,276,967

Communications — 5.0%
Harris Corp.	3,600	197,784
Juniper Networks, Inc. (*)	51,200	1,208,320
Plantronics, Inc.	24,500	1,059,380
Qualcomm, Inc.	958,500	37,419,840
		39,885,324

Communications Equipment — 1.5%
Motorola, Inc.	664,200	11,982,168

Computer Integrated Systems Design — 1.0%
Autodesk, Inc.	136,300	6,628,269
National Instruments Corp. (+)	30,700	929,289
		7,557,558

Computer Related Services — 0.0%
Acxiom Corp.	13,600	322,864

Computers & Information — 4.9%
CDW Corp.	15,500	899,465
Cisco Systems, Inc. (*)	40,400	731,240
Dell, Inc. (*)	913,600	32,524,160
Lexmark International, Inc. (*)	59,600	5,006,996
		39,161,861

Cosmetics & Personal Care — 7.2%
Avon Products, Inc.	120,450	5,261,256
Estee Lauder Companies, Inc. Cl. A	21,600	902,880
The Gillette Co.	217,000	9,057,580
Kimberly-Clark Corp.	246,800	15,940,812
The Procter & Gamble Co.	477,300	25,831,476
		56,994,004

Data Processing & Preparation — 1.8%
Alliance Data Systems Corp. (*)	21,200	859,872
Factset Research Systems, Inc. (+)	18,300	882,060
First Data Corp.	269,200	11,710,200
Total System Services, Inc. (+)	38,100	961,644
		14,413,776

Electric Utilities — 0.1%
AES Corp. (*)	109,200	1,090,908
Mirant Corp. (*)	10,900	4,415
		1,095,323

2

Electrical Equipment & Electronics — 2.4%
Broadcom Corp. Cl. A (*)	26,000	$709,540
General Electric Co.	30,300	1,017,474
Intel Corp.	415,500	8,334,930
Linear Technology Corp.	26,600	963,984
Maxim Integrated Products, Inc.	44,000	1,860,760
Texas Instruments, Inc.	292,300	6,220,144
		19,106,832

Energy — 3.8%	36,600	1,918,206
BJ Services Co.	576,500	27,862,245
Exxon Mobil Corp.	17,700	574,896
XTO Energy, Inc.		30,355,347

Entertainment & Leisure — 0.4%
Callaway Golf Co. (+)	5,200	54,964
Harrah’s Entertainment, Inc. (+)	44,400	2,352,312
The Walt Disney Co.	25,000	563,750
		2,971,026

Financial Services — 1.9%
MBNA Corp.	609,200	15,351,840

Foods — 3.8%
7-Eleven, Inc. (*)	9,200	183,816
ConAgra Foods, Inc.	56,300	1,447,473
Del Monte Foods Co. (*)	34,900	366,101
Hormel Foods Corp.	15,100	404,378
The J.M. Smucker Co.	9,500	421,895
The Kroger Co. (+) (*)	248,900	3,862,928
Safeway, Inc. (*)	30,000	579,300
Sara Lee Corp. (+)	258,100	5,900,166
Starbucks Corp. (*)	257,400	11,701,404
Sysco Corp.	184,800	5,529,216
		30,396,677

Healthcare — 5.4%
Coventry Health Care, Inc. (+) (*)	69,500	3,709,215
First Health Group Corp. (*)	11,900	191,471
Health Management Associates, Inc. Cl. A (+)	150,800	3,080,844
Health Net, Inc. (+) (*)	81,900	2,024,568
Idexx Laboratories, Inc. (*)	6,700	339,958
Lincare Holdings, Inc. (*)	97,600	2,899,696
Renal Care Group, Inc. (*)	72,000	2,320,560
Tenet Healthcare Corp. (+) (*)	200,700	2,165,553
UnitedHealth Group, Inc.	323,076	23,823,624
Universal Health Services Cl. B	8,100	352,350
Wellpoint Health Networks, Inc. (*)	19,600	2,059,764
		42,967,603

3

Home Construction, Furnishings & Appliances — 1.8%
D.R. Horton, Inc. (+)	50,100	$1,658,811
Fossil, Inc. (*)	35,800	1,107,652
Harman International Industries	51,700	5,570,675
HNI Corp.	7,800	308,724
Lennar Corp.	10,500	499,800
Maytag Corp. (+)	28,000	514,360
Miller (Herman), Inc.	55,100	1,358,215
Mohawk Industries, Inc. (+) (*)	31,100	2,469,029
NVR, Inc. (*)	1,000	551,000
Whirlpool Corp.	3,400	204,306
		14,242,572

Household Products — 0.4%
Black & Decker Corp. (+)	13,900	1,076,416
Fortune Brands, Inc.	13,700	1,015,033
Sherwin-Williams Co.	28,600	1,257,256
		3,348,705

Industrial - Diversified — 2.6%
3M Co.	97,300	7,781,081
Danaher Corp.	57,300	2,938,344
Illinois Tool Works, Inc.	108,000	10,062,360
		20,781,785

Information Retrieval Services — 0.3%
Yahoo!, Inc. (*)	63,200	2,143,112

Insurance — 4.8%
Aetna, Inc.	54,600	5,456,178
AFLAC, Inc.	31,000	1,215,510
Ambac Financial Group, Inc.	31,200	2,494,440
American International Group, Inc.	358,600	24,381,214
Anthem, Inc. (+) (*)	11,200	977,200
Marsh & McLennan Companies, Inc.	59,100	2,704,416
Progressive Corp.	10,100	855,975
		38,084,933

Lodging — 0.5%
Mandalay Resort Group	30,400	2,086,960
Marriott International, Inc. Cl. A	16,200	841,752
Starwood Hotels & Resorts Worldwide, Inc.	20,900	970,178
		3,898,890

Machinery & Components — 0.3%
Smith International, Inc. (+) (*)	39,100	2,374,543

Manufacturing — 1.1%
American Standard Companies, Inc. (*)	190,500	7,412,355
Applied Materials, Inc. (*)	43,500	717,315
Avery Dennison Corp.	11,900	782,782
		8,912,452

4

Medical Supplies — 4.4%
Bard (C.R.), Inc.	59,400	$3,363,822
Bausch & Lomb, Inc.	42,900	2,850,705
Becton, Dickinson & Co.	53,700	2,776,290
Biomet, Inc.	100,500	4,711,440
Cooper Cos., Inc. (+)	16,200	1,110,510
Cytyc Corp. (+) (*)	12,900	311,535
Dentsply International, Inc.	7,800	405,132
Guidant Corp.	159,900	10,559,796
Medtronic, Inc.	41,500	2,153,850
Patterson Cos., Inc. (*)	12,200	934,032
Stryker Corp. (+)	29,400	1,413,552
Varian Medical Systems, Inc. (*)	38,700	1,337,859
Zimmer Holdings, Inc. (*)	37,800	2,987,712
		34,916,235

Miscellaneous — 0.0%
Handleman Co.	300	6,138

Pharmaceuticals — 12.0%
AmerisourceBergen Corp.+	79,900	4,291,429
Andrx Corp. (*)	57,500	1,285,700
Eon Labs, Inc. (*)	27,700	601,090
Forest Laboratories, Inc. (*)	49,300	2,217,514
Henry Schein, Inc. (*)	33,100	2,062,461
IVAX Corp. (*)	45,625	873,719
Johnson & Johnson	519,100	29,240,903
Medco Health Solutions, Inc. (*)	8,900	275,010
Merck & Co., Inc.	878,900	29,003,700
NBTY, Inc. (*)	19,300	416,108
Pfizer, Inc.	702,000	21,481,200
Schering-Plough Corp.	159,000	3,030,540
Valeant Pharmaceuticals International	19,800	477,576
		95,256,950

Prepackaged Software — 3.3%
Adobe Systems, Inc.	54,400	2,691,168
Microsoft Corp.	383,400	10,601,010
Oracle Corp. (*)	186,000	2,098,080
Renaissance Learning, Inc. (+)	18,400	398,728
Symantec Corp. (*)	184,500	10,125,360
		25,914,346

Real Estate — 0.1%
The St. Joe Co.	7,000	334,390

Restaurants — 1.7%
Applebee’s International, Inc.	126,750	3,204,240
Brinker International, Inc. (*)	43,400	1,351,910
The Cheesecake Factory (+) (*)	19,800	859,320
Outback Steakhouse, Inc. (+)	90,200	3,746,006
Sonic Corp. (*)	23,700	607,431
Wendy’s International, Inc.	59,800	2,009,280
Yum! Brands, Inc.	42,800	1,740,248
		13,518,435

5

Retail — 8.9%
Advance Auto Parts Corp. (*)	42,700	$1,468,880
Bed Bath & Beyond, Inc. (+) (*)	164,500	6,104,595
Dollar General Corp.	108,900	2,194,335
Dollar Tree Stores, Inc. (*)	88,100	2,374,295
The Home Depot, Inc.	992,500	38,906,000
Lowe’s Companies, Inc.	62,700	3,407,745
MSC Industrial Direct Co. Cl. A	36,500	1,243,920
O’Reilly Automotive, Inc. (+) (*)	14,600	559,034
Pier 1 Imports, Inc.	79,900	1,444,592
Target Corp.	1,700	76,925
TJX Companies, Inc.	203,600	4,487,344
Walgreen Co.	86,600	3,102,878
Wal-Mart Stores, Inc.	99,300	5,282,760
		70,653,303

Retail - Grocery — 0.5%
Weis Markets, Inc.	9,500	321,860
Whole Foods Market, Inc. (+)	46,000	3,946,340
		4,268,200

Telephone Utilities — 0.7%
Verizon Communications, Inc.	141,100	5,556,518

Tobacco — 1.1%
Altria Group, Inc.	178,300	8,387,232

Transportation — 0.2%
FedEx Corp.	11,100	951,159
J.B. Hunt Transport Services, Inc. (+)	22,300	828,222
		1,779,381

TOTAL EQUITIES (Cost $770,314,834)		770,103,669

	Number of Shares	Market Value
RIGHTS - 0.0%
Computers & Information
Seagate Technology (*) (+ +)	66,000	$0

TOTAL RIGHTS (Cost $0)		0

TOTAL LONG TERM INVESTMENTS (Cost $770,314,834)		770,103,669

6

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 9.1%
Cash Equivalents — 6.3% (**)
American AAdvanage Select Money Market Fund
		$677,765	$677,765
Bank of America Bank Note
1.875%	10/19/2004	2,194,102	2,194,102
Bank of America Bank Note
1.880%	12/23/2004	1,687,770	1,687,770
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	295,828	295,828
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	1,350,217	1,350,217
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	852,325	852,325
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	1,350,217	1,350,217
BGIF Institutional Money Market Fund
		6,075,974	6,075,974
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	2,629,546	2,629,546
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	16,878	16,878
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	3,375,542	3,375,542
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	2,025,325	2,025,325
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	337,554	337,554
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	168,777	168,777
Dreyfus Cash Management Plus, Inc. Money Market Fund
		1,012,662	1,012,662
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	506,331	506,331
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	1,518,993	1,518,993
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	1,009,287	1,009,287
Freddie Mac Agency Discount Note
1.672%	10/05/2004	3,034,855	3,034,855
General Electric Capital Corp.
1.623%	10/08/2004	1,012,662	1,012,662
General Electric Capital Corp.
1.652%	10/08/2004	1,181,439	1,181,439
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	1,350,216	1,350,216
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	675,108	675,108
Merrill Lynch Premier Institutional Money Market Fund
		765,350	765,350
Merrimac Cash Fund, Premium Class
		3,037,987	3,037,987
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	2,227,857	2,227,857
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	1,687,771	1,687,771
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	1,350,216	1,350,216

7

Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	$1,350,216	$1,350,216
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	2,430,389	2,430,389
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	1,853,172	1,853,172
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	506,331	506,331
			49,548,662

Repurchase Agreement — 2.8%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		22,432,292	22,432,292

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			71,980,954

TOTAL INVESTMENTS — 106.2% (Cost $842,295,788) (***)			$842,084,623

Other Assets/(Liabilities) — (6.2%)			(49,438,063)

NET ASSETS — 100.0%			$792,646,560

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $22,433,083.  Collateralized by U.S. Government Agency obligation with a rate of 3.915%, maturity date of 09/01/2033, and an aggregate market value, including accrued interest, of $23,553,907.

(+)                                 Denotes all or a portion of security on loan.

(++)                          This security is valued in good faith under procedures established by the board of directors.

The accompanying notes are an integral part portfolio of investments.

8

MassMutual Aggressive Growth Fund —
Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.2%
Automotive & Parts — 4.4%
Harley-Davidson, Inc.	308,000	$18,307,520

Banking, Savings & Loans — 5.6%
Capital One Financial Corp.	316,500	23,389,350

Commercial Services — 19.0%
Apollo Group, Inc. Cl. A (*) (+)	311,000	22,818,070
eBay, Inc. (*)	442,500	40,683,450
Moody’s Corp.	144,000	10,548,000
Weight Watchers International, Inc. (*) (+)	128,500	4,988,370
		79,037,890

Communications — 5.0%
Qualcomm, Inc.	530,000	20,691,200

Computers & Information — 9.5%
Cisco Systems, Inc. (*)	910,000	16,471,000
Dell, Inc. (*)	641,500	22,837,400
		39,308,400

Foods — 6.2%
Starbucks Corp. (*)	569,500	25,889,470

Medical Supplies — 11.4%
Allergan, Inc.	169,500	12,297,225
Medtronic, Inc.	333,000	17,282,700
Patterson Cos., Inc. (*)	90,000	6,890,400
Stryker Corp.	228,000	10,962,240
		47,432,565

Pharmaceuticals — 16.1%
Amgen, Inc. (*)	225,500	12,781,340
Genentech, Inc. (*)	478,000	25,056,760
Genzyme Corp. (*)	246,000	13,384,860
Teva Pharmaceutical Sponsored ADR (Israel) (+)	599,000	15,544,050
		66,767,010

Prepackaged Software — 4.6%
Microsoft Corp.	475,000	13,133,750
Red Hat, Inc. (*) (+)	494,000	6,046,560
		19,180,310

Retail — 16.4%
Bed Bath & Beyond, Inc. (*)	321,500	11,930,865
Kohl’s Corp. (*)	228,000	10,987,320
Lowe’s Companies, Inc.	382,000	20,761,700
Tiffany & Co. (+)	192,500	5,917,450
Walgreen Co.	275,000	9,853,250
Wal-Mart Stores, Inc.	168,000	8,937,600
		68,388,185

TOTAL EQUITIES (Cost $385,431,907)		408,391,900

1

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 9.4%
Cash Equivalents — 7.0% (**)
American AAdvanage Select Money Market Fund
		$402,345	$402,345
Bank of America Bank Note
1.875%	10/19/2004	1,302,495	1,302,495
Bank of America Bank Note
1.880%	12/23/2004	1,001,919	1,001,919
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	175,614	175,614
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	801,535	801,535
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	505,969	505,969
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	801,535	801,535
BGIF Institutional Money Market Fund
		3,606,909	3,606,909
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	1,560,990	1,560,990
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	10,019	10,019
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	2,003,838	2,003,838
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	1,202,303	1,202,303
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	200,384	200,384
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	100,192	100,192
Dreyfus Cash Management Plus, Inc. Money Market Fund
		601,151	601,151
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	300,576	300,576
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	901,727	901,727
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	599,148	599,148
Freddie Mac Agency Discount Note
1.672%	10/05/2004	1,801,595	1,801,595
General Electric Capital Corp.
1.623%	10/08/2004	601,152	601,152
General Electric Capital Corp.
1.652%	10/08/2004	701,343	701,343
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	801,535	801,535
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	400,768	400,768

2

Merrill Lynch Premier Institutional Money Market Fund
		$454,338	$454,338
Merrimac Cash Fund, Premium Class
		1,803,454	1,803,454
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	1,322,533	1,322,533
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	1,001,919	1,001,919
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	801,535	801,535
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	801,535	801,535
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	1,442,763	1,442,763
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	1,100,107	1,100,107
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	300,576	300,576
			29,413,802

Repurchase Agreement — 2.4%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		9,882,885	9,882,885

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			39,296,687

TOTAL INVESTMENTS — 107.6% (Cost $424,728,594) (***)			$447,688,587

Other Assets/(Liabilities) — (7.6%)			(31,716,411)

NET ASSETS — 100.0%			$415,972,176

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $9,883,234. Collaterized by U.S. Government Agency obligation with a rate of 3.973%, maturity date 12/01/2032, and an aggregate market value, including accrued interest, of $10,377,030.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

3

MassMutual OTC 100 Fund —
Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 97.8%
Advertising — 0.3%
Lamar Advertising Co. (*) (+)	4,615	$192,030

Air Transportation — 0.2%
Ryanair Holdings PLC Sponsored ADR (Ireland) (*) (+)	3,300	96,360

Apparel, Textiles & Shoes — 0.3%
Ross Stores, Inc. (+)	7,890	184,942

Automotive & Parts — 1.1%
Paccar, Inc.	10,568	730,460

Broadcasting, Publishing & Printing — 3.6%
Comcast Corp. Cl. A (*)	51,679	1,459,415
IAC/InterActiveCorp (*) (+)	39,157	862,237
		2,321,652

Commercial Services — 7.2%
Apollo Group, Inc. Cl. A (*)	9,635	706,920
Career Education Corp. (*)	5,656	160,800
Cintas Corp. (+)	11,177	469,881
eBay, Inc. (*)	26,780	2,462,153
Fastenal Co.	3,940	226,944
Paychex, Inc.	19,489	587,593
		4,614,291

Communications — 12.7%
EchoStar Communications Corp. Cl. A (*)	12,104	376,676
Juniper Networks, Inc. (*)	19,063	449,887
Network Appliance, Inc. (*) (+)	20,316	467,268
Nextel Communications, Inc. Cl. A (*)	75,407	1,797,703
Qualcomm, Inc.	106,642	4,163,304
Research In Motion Limited (*)	10,158	775,462
Tellabs, Inc. (*)	12,886	118,422
		8,148,722

Computer Integrated Systems Design — 0.7%
Sun Microsystems, Inc. (*)	78,853	318,566
Synopsys, Inc. (*)	7,752	122,714
		441,280

Computer Programming Services — 0.7%
Mercury Interactive Corp. (*) (+)	5,387	187,899
VeriSign, Inc. (*)	13,085	260,130
		448,029

Computers & Information — 9.4%
Apple Computer, Inc. (*)	29,391	1,138,901
CDW Corp.	4,696	272,509
Cisco Systems, Inc. (*)	131,219	2,375,064
Comverse Technology, Inc. (*)	11,032	207,733

1

Dell, Inc. (*)	49,892	$1,776,155
Sandisk Corp. (*)	8,071	235,028
		6,005,390

Containers — 0.4%
Smurfit-Stone Container Corp.	13,512	261,727

Data Processing & Preparation — 0.7%
Fiserv, Inc. (*)	13,269	462,557

Electrical Equipment & Electronics — 14.9%
Altera Corp. (*) (+)	28,401	555,808
American Power Conversion Corp.	10,941	190,264
ATI Technologies, Inc. (*) (+)	13,161	201,758
Broadcom Corp. Cl. A (*) (+)	12,982	354,279
Flextronics International Limited (*)	32,772	434,229
Garmin Limited (+)	5,447	235,583
Gentex Corp.	4,380	153,869
Intel Corp.	122,022	2,447,761
Intersil Corp. Cl. A	8,254	131,486
JDS Uniphase Corp. (*)	88,824	299,337
Kla-Tencor Corp. (*) (+)	12,926	536,170
Linear Technology Corp. (+)	22,326	809,094
Marvell Technology Group Limited (*) (+)	13,800	360,594
Maxim Integrated Products, Inc. (+)	24,718	1,045,324
Microchip Technology, Inc.	9,297	249,531
Molex, Inc.	5,361	159,865
Novellus Systems, Inc. (*)	7,905	210,194
Nvidia Corp. (*)	9,778	141,977
Qlogic Corp. (*)	5,115	151,455
Sanmina-SCI Corp. (*) (+)	30,219	213,044
Xilinx, Inc.	25,011	675,297
		9,556,919

Energy — 0.3%
Patterson-UTI Energy, Inc.	9,359	178,476

Foods — 2.1%
Starbucks Corp. (*)	30,019	1,364,664

Healthcare — 0.8%
Express Scripts, Inc. (*) (+)	3,761	245,744
First Health Group Corp. (*)	5,172	83,217
Lincare Holdings, Inc. (*)	5,235	155,532
		484,493

Information Retrieval Services — 1.9%
Yahoo!, Inc. (*)	35,528	1,204,754

Internet Content — 0.2%
BEA Systems, Inc. (*)	20,506	141,696

2

Manufacturing — 1.5%
Applied Materials, Inc. (*)	47,707	$786,688
Lam Research Corp. (*) (+)	7,517	164,472
		951,160

Medical Supplies — 2.1%
Biomet, Inc.	18,579	870,984
Dentsply International, Inc.	4,198	218,044
Patterson Cos., Inc. (*)	3,571	273,396
		1,362,424

Miscellaneous — 0.2%
Nasdaq-100 Index Tracking Stock	2,771	97,318

Pharmaceuticals — 11.3%
Amgen, Inc. (*)	32,054	1,816,821
Biogen Idec, Inc. (*) (+)	19,982	1,222,299
Cephalon, Inc. (*) (+)	2,819	135,030
Chiron Corp. (*) (+)	14,261	630,336
Genzyme Corp. (*)	15,526	844,770
Gilead Sciences, Inc. (*)	23,033	860,974
Henry Schein, Inc. (*)	2,202	137,207
Invitrogen Corp. (*)	2,686	147,703
Medimmune, Inc. (*)	14,488	343,366
Millennium Pharmaceuticals, Inc. (*)	18,173	249,152
Sigma-Aldrich Corp.	3,605	209,090
Teva Pharmaceutical Sponsored ADR (Israel) (+)	24,362	632,194
		7,228,942

Prepackaged Software — 18.6%
Adobe Systems, Inc.	12,765	631,485
Check Point Software Technologies Limited (*)	13,817	234,474
Citrix Systems, Inc. (*)	10,916	191,248
Compuware Corp. (*)	12,939	66,636
Electronic Arts, Inc. (*) (+)	16,630	764,814
Intuit, Inc. (*)	13,108	595,103
Microsoft Corp.	203,266	5,620,305
Oracle Corp. (*)	117,116	1,321,068
Peoplesoft, Inc. (*)	28,159	558,956
Pixar, Inc. (*) (+)	3,090	243,801
Siebel Systems, Inc. (*)	32,164	242,517
Symantec Corp. (*)	17,901	982,407
Veritas Software Corp. (*)	24,032	427,770
		11,880,584

Retail — 4.3%
Bed Bath & Beyond, Inc. (*)	21,957	814,824
Costco Wholesale Corp.	13,195	548,384
Dollar Tree Stores, Inc. (*)	5,932	159,867
Kmart Holding Corp. (*) (+)	5,093	445,485
Petsmart, Inc.	7,774	220,704
Staples, Inc.	18,156	541,412
		2,730,676

Retail - Grocery — 0.4%
Whole Foods Market, Inc. (+)	3,317	284,565

3

Retail - Internet — 0.9%
Amazon.com, Inc. (*) (+)	14,674	$599,580

Telephone Utilities — 0.2%
Level 3 Communications, Inc. (*) (+)	36,585	94,755

Transportation — 0.8%
Expeditors International of Washington, Inc.	5,650	292,105
Robinson (C.H.) Worldwide, Inc.	4,585	212,698
		504,803

TOTAL EQUITIES (Cost $57,621,267)		62,573,249

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 17.9%
Cash Equivalents — 15.6% (**)
American AAdvanage Select Money Market Fund
		$136,795	$136,795
Bank of America Bank Note
1.875%	10/19/2004	442,840	442,840
Bank of America Bank Note
1.880%	12/23/2004	340,646	340,646
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	59,708	59,708
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	272,517	272,517
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	172,026	172,026
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	272,517	272,517
BGIF Institutional Money Market Fund
		1,226,327	1,226,327
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	530,727	530,727
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	3,406	3,406
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	681,293	681,293
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	408,776	408,776
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	68,129	68,129
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	34,065	34,065
Dreyfus Cash Management Plus, Inc. Money Market Fund
		204,388	204,388
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	102,194	102,194
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	306,582	306,582

4

Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	$203,707	$203,707
Freddie Mac Agency Discount Note
1.672%	10/05/2004	612,532	612,532
General Electric Capital Corp.
1.623%	10/08/2004	204,388	204,388
General Electric Capital Corp.
1.652%	10/08/2004	238,453	238,453
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	272,517	272,517
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	136,259	136,259
Merrill Lynch Premier Institutional Money Market Fund
		154,472	154,472
Merrimac Cash Fund, Premium Class
		613,164	613,164
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	449,653	449,653
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	340,646	340,646
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	272,517	272,517
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	272,517	272,517
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	490,531	490,531
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	374,030	374,030
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	102,194	102,194
			10,000,516

Repurchase Agreement — 1.9%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		1,187,347	1,187,347

U.S. Treasury Bills — 0.4%
U.S. Treasury Bill (***)
1.570%	12/23/2004	205,000	204,493
U.S. Treasury Bill (***)
1.640%	12/23/2004	50,000	49,876
			254,369

TOTAL SHORT-TERM INVESTMENTS (Cost $11,441,932)			11,442,232

TOTAL INVESTMENTS — 115.7% (Cost $69,063,199) (****)			$74,015,481

Other Assets/(Liabilities) — (15.7%)			(10,068,335)

NET ASSETS — 100.0%			$63,947,146

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   This security is held as collateral for open futures contracts. (Note 2).

(****)            See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $1,187,389. Collateralized by U.S. Government Agency obligation with a rate of 3.568%, maturity date of 01/01/2021, and an aggregate market value, including accrued interest, of $1,246,843.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

5

MassMutual Focused Value Fund —
Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 90.6%
Advertising — 0.5%
Catalina Marketing Corp. (+)	104,100	$2,402,628
Harte-Hanks, Inc.	50,000	1,250,500
		3,653,128

Apparel, Textiles & Shoes — 4.9%
The Gap, Inc. (+)	1,800,000	33,660,000
Jones Apparel Group, Inc.	28,800	1,031,040
Tommy Hilfiger Corp. (*)	107,600	1,062,012
		35,753,052

Automotive & Parts — 0.5%
Federal Signal Corp.	111,200	2,066,096
Superior Industries International, Inc. (+)	43,000	1,287,850
		3,353,946

Banking, Savings & Loans — 9.8%
Sovereign Bancorp, Inc. (+)	2,000,000	43,640,000
Washington Mutual, Inc.	700,000	27,356,000
		70,996,000

Beverages — 5.3%
The Pepsi Bottling Group, Inc.	1,400,000	38,010,000
PepsiAmericas, Inc.	40,900	781,190
		38,791,190

Broadcasting, Publishing & Printing — 14.6%
Cablevision Systems Corp. Cl. A (+) (*)	1,800,000	36,504,000
Liberty Media Corp. Cl. A	3,200,000	27,904,000
Liberty Media International, Inc. Cl. A (*)	192,000	6,405,504
Time Warner, Inc. (*)	2,200,000	35,508,000
		106,321,504

Chemicals — 0.2%
Albemarle Corp.	44,200	1,550,978

Commercial Services — 6.9%
Cendant Corp.	800,000	17,280,000
Equifax, Inc.	27,000	711,720
MoneyGram International, Inc.	103,900	1,774,612
Viad Corp.	23,600	560,028
Waste Management, Inc.	1,100,000	30,074,000
		50,400,360

Communications — 0.1%
ADC Telecommunications, Inc. (*)	406,500	735,765

Computer Integrated Systems Design — 0.5%
Computer Sciences Corp. (+) (*)	21,400	1,007,940
Parametric Technology Corp. (*)	535,300	2,826,384
		3,834,324

1

Data Processing & Preparation — 5.0%
First Data Corp.	800,000	$34,800,000
IMS Health, Inc.	65,900	1,576,328
		36,376,328

Electrical Equipment & Electronics — 0.8%
AVX Corp.	49,200	583,020
Entegris, Inc. (*)	187,000	1,559,580
Hubbell, Inc. Cl. B	57,600	2,582,208
Mykrolis Corp. (*)	129,300	1,302,051
		6,026,859

Healthcare — 0.2%
Universal Health Services Cl. B	26,400	1,148,400

Home Construction, Furnishings & Appliances — 0.2%
Steelcase, Inc.	122,200	1,710,800

Household Products — 0.3%
Snap-On, Inc.	79,500	2,191,020

Industrial - Diversified — 0.4%
Carlisle Companies, Inc.	46,400	2,966,352

Insurance — 1.2%
Ambac Financial Group, Inc.	12,350	987,382
Aon Corp.	103,400	2,971,716
MBIA, Inc.	34,050	1,982,051
Principal Financial Group, Inc.	32,900	1,183,413
UnumProvident Corp. (+)	114,000	1,788,660
		8,913,222

Machinery & Components — 0.4%
Dover Corp.	26,300	1,022,281
Pall Corp. (+)	87,300	2,137,104
		3,159,385

Medical Supplies — 9.9%
Baxter International, Inc.	1,100,000	35,376,000
Becton, Dickinson & Co. (+)	17,100	884,070
Guidant Corp.	475,000	31,369,000
Haemonetics Corp. (*)	81,400	2,673,176
Mettler-Toledo International, Inc. (*)	45,400	2,143,788
		72,446,034

Pharmaceuticals — 4.1%
Hospira, Inc. (*)	910,000	27,846,000
Medco Health Solutions, Inc. (*)	59,000	1,823,100
		29,669,100

2

Restaurants — 10.9%
CBRL Group, Inc.	68,250	$2,462,460
McDonald’s Corp.	1,250,000	35,037,500
Wendy’s International, Inc.	29,300	984,480
Yum! Brands, Inc.	1,000,000	40,660,000
		79,144,440

Retail — 8.5%
Big Lots, Inc. (+) (*)	253,700	3,102,751
Costco Wholesale Corp.	850,000	35,326,000
Dollar General Corp.	35,000	705,250
Tiffany & Co. (+)	650,000	19,981,000
Zale Corp. (+) (*)	102,600	2,883,060
		61,998,061

Toys, Games — 0.2%
Hasbro, Inc. (+)	86,300	1,622,440

Transportation — 5.2%
Carnival Corp.	800,000	37,832,000

TOTAL EQUITIES (Cost $550,513,815)		660,594,688

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 21.2%
Cash Equivalents — 12.7% (**)
American AAdvanage Select Money Market Fund
		$1,262,562	$1,262,562
Bank of America Bank Note
1.875%	10/19/2004	4,087,242	4,087,242
Bank of America Bank Note
1.880%	12/23/2004	3,144,032	3,144,032
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	551,077	551,077
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	2,515,226	2,515,226
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	1,587,736	1,587,736
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	2,515,226	2,515,226
BGIF Institutional Money Market Fund
		11,318,515	11,318,515
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	4,898,402	4,898,402
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	31,441	31,441
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	6,288,064	6,288,064
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	3,772,839	3,772,839
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	628,806	628,806
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	314,403	314,403

3

Dreyfus Cash Management Plus, Inc. Money Market Fund
		$1,886,419	$1,886,419
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	943,210	943,210
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	2,829,629	2,829,629
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	1,880,131	1,880,131
Freddie Mac Agency Discount Note
1.672%	10/05/2004	5,653,425	5,653,425
General Electric Capital Corp.
1.623%	10/08/2004	1,886,420	1,886,420
General Electric Capital Corp.
1.652%	10/08/2004	2,200,823	2,200,823
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	2,515,226	2,515,226
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	1,257,613	1,257,613
Merrill Lynch Premier Institutional Money Market Fund
		1,425,718	1,425,718
Merrimac Cash Fund, Premium Class
		5,659,257	5,659,257
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	4,150,123	4,150,123
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	3,144,032	3,144,032
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	2,515,226	2,515,226
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	2,515,226	2,515,226
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	4,527,406	4,527,406
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	3,452,147	3,452,147
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	943,210	943,210
			92,300,812

Repurchase Agreement — 8.5%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		62,345,970	62,345,970

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			154,646,782

TOTAL INVESTMENTS — 111.8% (Cost $705,160,597) (***)			$815,241,470

Other Assets/(Liabilities) — (11.8%)			(86,291,583)

NET ASSETS — 100.0%			$728,949,887

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(a)

Maturity value of $62,348,169. Collaterized by U.S. Government Agency obligations with rates ranging from 2.190% – 4.200%, maturity dates ranging from 03/25/2029 – 05/25/2034, and an aggregate market value, including accrued interest, of $65,466,998.

(+)	Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

5

MassMutual Small Company Value

Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 97.3%
Air Transportation — 0.6%
MAIR Holdings, Inc. (*)	121,225	$994,045
Mesa Air Group, Inc. (*) (+)	226,475	1,155,022
		2,149,067

Apparel, Textiles & Shoes — 2.0%
American Eagle Outfitters, Inc. (+)	26,100	961,785
Charming Shoppes, Inc. (*)	143,825	1,024,034
Culp, Inc. (*)	44,100	324,135
Hot Topic, Inc. (*) (+)	73,550	1,253,292
Payless Shoesource, Inc. (*) (+)	122,350	1,239,405
Reebok International Limited	44,500	1,634,040
Too, Inc. (*)	62,675	1,132,537
Unifi, Inc. (*)	94,900	216,372
		7,785,600

Automotive & Parts — 1.9%
Cooper Tire & Rubber Co. (+)	55,275	1,114,897
Federal Signal Corp. (+)	66,425	1,234,176
JLG Industries, Inc.	128,500	2,158,800
Myers Industries, Inc.	69,160	757,302
TBC Corp. (*)	95,000	2,122,300
		7,387,475

Banking, Savings & Loans — 7.6%
Advanta Corp. Cl. B	43,625	1,055,289
Astoria Financial Corp.	40,025	1,420,487
Bankunited Financial Corp. Cl. A (*) (+)	64,225	1,872,159
The Colonial BancGroup, Inc.	87,675	1,792,954
First Republic Bank	70,800	3,256,800
Hudson United Bancorp	27,900	1,028,115
Metris Companies, Inc. (*)	125,625	1,228,612
NetBank, Inc.	89,900	899,899
Northwest Bancorp, Inc.	800	18,136
PFF Bancorp, Inc.	6,500	248,755
Providian Financial Corp. (*) (+)	155,250	2,412,585
Silicon Valley Bancshares (*)	81,800	3,040,506
Sky Financial Group, Inc.	64,100	1,602,500
The South Financial Group, Inc.	51,575	1,454,415
Sterling Financial Corp. (*)	45,215	1,593,377
Texas Regional Bancshares, Inc.	141,995	4,414,625
Webster Financial Corp.	44,350	2,190,446
		29,529,660

Broadcasting, Publishing & Printing — 2.5%
CSS Industries, Inc.	51,300	1,587,222
Cumulus Media, Inc. Cl. A (*)	90,200	1,297,978
Entravision Communications Corp. Cl. A (*)	180,475	1,373,415
Hearst-Argyle Television, Inc.	29,275	715,774
Journal Register Co. (*)	76,500	1,445,850

1

Saga Communications, Inc. Cl. A (*)	94,400	$1,600,080
Scholastic Corp. (*)	44,350	1,369,971
Sinclair Broadcast Group, Inc. Cl. A	28,500	208,050
		9,598,340

Building Materials & Construction — 1.3%
Chemed Corp.	3,100	172,794
ElkCorp	56,200	1,560,112
Florida Rock Industries, Inc. (+)	44,850	2,197,201
Lennox International, Inc. (+)	75,025	1,120,873
		5,050,980

Chemicals — 1.8%
Airgas, Inc.	79,700	1,918,379
Arch Chemicals, Inc.	88,150	2,516,682
Georgia Gulf Corp.	16,400	731,276
MacDermid, Inc.	32,900	952,784
Symyx Technologies, Inc. (*)	44,000	1,036,200
		7,155,321

Commercial Services — 7.6%
Aaron Rents, Inc.	174,425	3,795,488
Aaron Rents, Inc. Cl. A	7,425	147,609
Casella Waste Systems, Inc. Cl. A (*)	125,200	1,482,368
Diversa Corp. (*)	122,000	1,018,700
Dollar Thrifty Automotive Group, Inc. (*)	124,150	3,020,569
Exelixis, Inc. (*)	101,300	816,478
First Consulting Group, Inc. (*)	131,450	623,073
FTI Consulting, Inc. (*)	67,200	1,270,080
G&K Services, Inc. Cl. A	51,500	2,046,610
Landauer, Inc.	23,100	1,084,083
Lexicon Genetics, Inc. (*) (+)	150,100	989,159
McGrath Rentcorp	52,200	1,907,910
MPS Group, Inc. (*)	194,600	1,636,586
NCO Group, Inc. (*)	39,825	1,073,284
On Assignment, Inc. (*)	159,800	709,512
Rewards Network, Inc. (*)	93,375	622,811
Service Corp. International (*)	157,325	976,988
Startek, Inc.	22,700	711,872
Steiner Leisure Limited (*)	41,900	925,990
United Rentals, Inc. (*) (+)	95,825	1,522,659
Washington Group International, Inc. (*)	23,575	816,166
Waste Connections, Inc. (*)	45,200	1,431,936
Wireless Facilities, Inc. (*)	168,700	1,175,839
		29,805,770

Communications — 0.4%
Nice Systems Limited (*) (+)	81,075	1,752,841

Computer Integrated Systems Design — 0.8%
Tier Technologies, Inc. Cl. B (*)	113,150	1,091,897
Websense, Inc. (*) (+)	52,100	2,171,007
		3,262,904

2

Computer Programming Services — 0.5%
Ciber, Inc. (*)	186,375	$1,401,540
Netegrity, Inc. (*)	88,000	660,880
		2,062,420

Computer Related Services — 1.5%
Acxiom Corp.	73,200	1,737,768
Carreker Corp. (*)	105,325	801,523
Checkpoint Systems, Inc. (*)	66,225	1,031,123
EarthLink, Inc. (*)	78,300	806,490
Electro Rent Corp.	90,500	999,120
Register.com, Inc. (*)	87,775	477,496
		5,853,520

Containers — 0.9%
Chesapeake Corp.	67,575	1,623,151
Owens-Illinois, Inc. (*)	125,025	2,000,400
		3,623,551

Data Processing & Preparation — 0.8%
The BISYS Group, Inc. (*)	92,250	1,347,772
eFunds Corp. (*)	39,375	731,981
S1 Corp. (*)	115,200	919,296
		2,999,049

Electric Utilities — 3.8%
Alliant Energy Corp.	28,675	713,434
Avista Corp.	78,675	1,424,017
Black Hills Corp.	52,600	1,461,228
Calpine Corp. (*) (+)	456,950	1,325,155
Cleco Corp.	58,750	1,012,850
CMS Energy Corp. (*) (+)	334,600	3,185,392
El Paso Electric Co. (*)	134,650	2,163,825
Northeast Utilities	52,825	1,024,277
Otter Tail Corp.	32,900	838,950
Reliant Energy, Inc. (*) (+)	195,325	1,822,382
		14,971,510

Electrical Equipment & Electronics — 5.9%
Analogic Corp.	16,300	679,547
ATMI, Inc. (*)	48,000	983,040
Belden CDT, Inc.	86,650	1,888,970
C&D Technologies, Inc.	69,200	1,316,184
Cymer, Inc. (*)	39,400	1,129,204
EDO Corp.	35,400	982,350
ESS Technology, Inc. (*)	63,600	435,660
Exar Corp. (*)	174,425	2,469,858
Franklin Electric Co., Inc.	77,600	3,072,960
Graftech International Limited (*) (+)	63,975	892,451
Integrated Silicon Solution, Inc. (*)	106,175	771,892
IXYS Corp. (*)	102,625	736,847
Littelfuse, Inc. (*) (+)	54,900	1,895,697

3

Magnetek, Inc. (*)	155,875	$1,164,386
Methode Electronics, Inc.	61,600	787,864
Mykrolis Corp. (*)	112,600	1,133,882
Rayovac Corp. (*)	59,900	1,578,365
Zoran Corp. (*)	72,000	1,131,840
		23,050,997

Energy — 6.3%
Atwood Oceanics, Inc. (*)	28,600	1,359,644
Cabot Oil & Gas Corp. Cl. A (+)	42,200	1,894,780
CARBO Ceramics, Inc.	28,300	2,041,562
Encore Acquisition Co. (*)	55,225	1,905,263
Forest Oil Corp. (*) (+)	73,800	2,222,856
Grey Wolf, Inc. (*) (+)	190,375	930,934
Key Energy Services, Inc. (*)	171,700	1,897,285
Magnum Hunter Resources, Inc. (*) (+)	218,000	2,515,720
Penn Virginia Corp.	70,900	2,806,931
SEMCO Energy, Inc.	131,925	724,268
TETRA Technologies, Inc. (*)	78,400	2,434,320
Todco Cl. A (*)	107,900	1,872,065
Vectren Corp.	44,500	1,120,510
W-H Energy Services, Inc. (*)	49,000	1,016,750
		24,742,888

Entertainment & Leisure — 0.9%
The Nautilus Group, Inc. (+)	61,475	1,388,720
SCP Pool Corp.	84,425	2,257,525
		3,646,245

Financial Services — 9.9%
Allied Capital Corp. (+)	71,920	1,754,129
American Capital Strategies Limited (+)	30,400	952,736
American Financial Realty Trust	67,900	958,069
AmeriCredit Corp. (*)	54,500	1,137,960
BankAtlantic Bancorp, Inc. Cl. A	113,100	2,071,992
Bedford Property Investors	54,700	1,659,598
Developers Diversified Realty Corp.	32,175	1,259,651
East West Bancorp, Inc.	104,400	3,506,796
FelCor Lodging Trust, Inc. (*) (+)	303,300	3,430,323
Glenborough Realty Trust, Inc.	42,700	886,879
HRPT Properties Trust	129,950	1,428,151
Innkeepers USA Trust	103,500	1,287,540
Instinet Group, Inc. (*)	276,325	1,389,915
Kilroy Realty Corp.	66,600	2,532,798
LaSalle Hotel Properties	66,100	1,824,360
LTC Properties, Inc.	88,125	1,576,556
Meristar Hospitality Corp. REIT (*)	129,950	708,228
Mills Corp. REIT	14,700	762,489
Raymond James Financial, Inc.	42,762	1,031,419
Stewart (W.P.) & Co. Limited (+)	56,400	1,127,436
Sun Communities, Inc.	50,500	1,979,095
SWS Group, Inc. (+)	50,300	808,824
US Restaurants Properties, Inc.	88,975	1,502,788

4

Waddell & Reed Financial, Inc. Cl. A	73,400	$1,614,800
Washington Real Estate Investment Trust	50,000	1,515,000
		38,707,532

Foods — 0.4%
Chiquita Brands International, Inc. (*)	54,050	941,011
Wild Oats Markets, Inc. (*)	58,400	504,576
		1,445,587

Forest Products & Paper — 2.9%
Buckeye Technologies, Inc. (*)	117,750	1,312,913
Caraustar Industries, Inc. (*)	85,350	1,431,320
Deltic Timber Corp.	45,000	1,790,550
Packaging Corp. of America	67,500	1,651,725
Playtex Products, Inc. (*)	196,425	1,237,478
School Specialty, Inc. (*) (+)	21,575	850,271
Wausau-Mosinee Paper Corp.	183,575	3,056,524
		11,330,781

Healthcare — 1.7%
Curative Health Services, Inc. (*)	57,875	397,601
Hooper Holmes, Inc.	394,675	1,768,144
Province Healthcare Co. (*)	126,775	2,652,133
Triad Hospitals, Inc. (*)	54,625	1,881,285
		6,699,163

Heavy Machinery — 0.2%
Milacron, Inc. (*)	263,125	820,950

Home Construction, Furnishings & Appliances — 1.0%
Helen of Troy Limited (*)	79,600	2,166,712
Stanley Furniture Co., Inc.	35,900	1,579,600
		3,746,312

Household Products — 0.3%
RPM, Inc.	67,375	1,189,169

Industrial - Diversified — 1.2%
Ameron International Corp.	29,500	970,550
Nordson Corp.	60,700	2,083,831
Tredegar Corp.	84,975	1,546,545
		4,600,926

Insurance — 6.7%
American Financial Group, Inc. (+)	32,600	974,414
Brown & Brown, Inc.	28,300	1,293,310
Delphi Financial Group, Inc. Cl. A	27,000	1,084,590
FPIC Insurance Group, Inc. (*) (+)	32,075	829,139
Gallagher (Arthur J.) & Co. (+)	58,825	1,948,872
HCC Insurance Holdings, Inc.	47,300	1,426,095
Markel Corp. (*)	7,100	2,189,640
The Midland Co.	46,200	1,263,570

5

Ohio Casualty Corp. (*)	78,600	$1,645,098
The Phoenix Companies, Inc. (+)	81,300	847,146
Platinum Underwriters Holdings Limited	82,025	2,401,692
ProAssurance Corp. (*) (+)	89,500	3,134,290
Scottish Re Group Limited (+)	146,525	3,101,934
Triad Guaranty, Inc. (*)	69,800	3,872,504
		26,012,294

Machinery & Components — 3.8%
Agco Corp. (*)	126,725	2,866,520
Flowserve Corp. (*)	44,050	1,065,129
Helix Technology Corp.	63,400	861,923
IDEX Corp.	63,150	2,144,574
Insituform Technologies, Inc. Cl. A (*)	100,900	1,883,803
Lone Star Technologies, Inc. (*)	35,600	1,345,680
Thomas Industries, Inc.	60,800	1,909,120
Timken Co.	61,150	1,505,513
Woodward Governor Co.	18,000	1,214,820
		14,797,082

Manufacturing — 1.7%
AptarGroup, Inc.	51,800	2,277,646
Stewart & Stevenson Services Corp.	149,450	2,640,782
Terex Corp. (*) (+)	36,875	1,600,375
		6,518,803

Medical Supplies — 1.9%
Arrow International, Inc.	30,500	911,950
Coherent, Inc. (*)	61,900	1,605,686
Orthofix International NV (*)	27,500	944,625
Owens & Minor, Inc.	104,400	2,651,760
Viasys Healthcare, Inc. (*)	77,600	1,298,248
		7,412,269

Metals & Mining — 3.3%
AK Steel Holding Corp. (*)	189,275	1,544,484
Carpenter Technology	43,000	2,052,820
Gibraltar Steel Corp.	54,400	1,967,104
Matthews International Corp. (+)	95,100	3,221,988
Meridian Gold, Inc. (*)	75,000	1,254,000
NS Group, Inc. (*)	70,575	1,305,638
Reliance Steel & Aluminum Co.	16,375	650,088
Wolverine Tube, Inc. (*)	77,975	900,611
		12,896,733

Pharmaceuticals — 1.3%
Andrx Corp. (*) (+)	34,975	782,041
Bone Care International, Inc. (*) (+)	81,500	1,980,450
Molecular Devices Corp. (*)	21,250	500,863
Natures Sunshine Products, Inc.	54,125	821,076
NBTY, Inc. (*)	50,425	1,087,163
		5,171,593

6

Prepackaged Software — 2.3%
Activision, Inc. (*)	121,450	$1,684,512
Dendrite International, Inc. (*)	67,225	1,083,667
Packeteer, Inc. (*)	228,700	2,472,247
Progress Software Corp. (*)	81,800	1,627,820
SPSS, Inc. (*)	71,750	956,428
THQ, Inc. (*) (+)	51,500	1,002,190
		8,826,864

Restaurants — 1.9%
O’Charley’s, Inc. (*)	62,400	1,017,120
RARE Hospitality International, Inc. (*)	98,200	2,617,030
Ruby Tuesday, Inc. (+)	137,400	3,829,338
		7,463,488

Retail — 3.9%
Casey’s General Stores, Inc.	101,200	1,881,308
Electronics Boutique Holdings Corp. (*) (+)	41,675	1,421,118
Fred’s, Inc. (+)	85,850	1,541,866
Hancock Fabrics, Inc.	72,100	863,758
Haverty Furniture Companies, Inc.	118,200	2,073,228
Men’s Wearhouse, Inc. (*)	39,075	1,135,129
Sharper Image Corp. (*)	28,500	611,325
Shopko Stores, Inc. (*)	109,800	1,911,618
The Sports Authority, Inc. (*)	47,700	1,106,640
Stein Mart, Inc. (*)	162,700	2,476,294
		15,022,284

Telephone Utilities — 0.2%
Yak Communications, Inc. (*) (+)	80,175	644,607

Transportation — 5.6%
Celadon Group, Inc. (*)	69,650	1,326,833
CNF, Inc.	43,750	1,793,313
Genesee & Wyoming, Inc. Cl. A (*)	47,900	1,212,828
Kirby Corp. (*)	56,800	2,280,520
Landstar System, Inc. (*)	101,400	5,950,152
Navigant International, Inc. (*) (+)	119,345	1,948,904
Overnite Corp.	30,650	963,330
Pegasus Solutions, Inc. (*)	101,975	1,215,542
Skyline Corp.	26,500	1,061,325
UTI Worldwide, Inc.	43,200	2,540,592
Yellow Roadway Corp. (*)	35,500	1,664,595
		21,957,934

TOTAL EQUITIES (Cost $334,581,493)		379,692,509

7

	Number of Shares	Market Value
MUTUAL FUNDS - 0.8%
Financial Services
First Financial Fund (+)	87,900	$1,791,402
Government Reserve Investment Fund	31,875	31,875
iShares Russell 2000 Value Index Fund (+)	7,300	1,249,030
		3,072,307

TOTAL MUTUAL FUNDS
(Cost $2,496,370)		3,072,307

TOTAL LONG TERM INVESTMENTS
(Cost $337,077,863)		382,764,816

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 17.8%
Cash Equivalents — 15.5% (**)
American AAdvanage Select Money Market Fund
		$828,283	$828,283
Bank of America Bank Note
1.875%	10/19/2004	2,681,365	2,681,365
Bank of America Bank Note
1.880%	12/23/2004	2,062,588	2,062,588
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	361,525	361,525
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	1,650,071	1,650,071
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	1,041,607	1,041,607
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	1,650,071	1,650,071
BGIF Institutional Money Market Fund
		7,425,318	7,425,318
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	3,213,512	3,213,512
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	20,626	20,626
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	4,125,177	4,125,177
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	2,475,106	2,475,106
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	412,517	412,517
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	206,259	206,259
Dreyfus Cash Management Plus, Inc. Money Market Fund
		1,237,553	1,237,553
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	618,777	618,777
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	1,856,330	1,856,330
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	1,233,427	1,233,427
Freddie Mac Agency Discount Note
1.672%	10/05/2004	3,708,832	3,708,832

8

General Electric Capital Corp.
1.623%	10/08/2004	$1,237,554	$1,237,554
General Electric Capital Corp.
1.652%	10/08/2004	1,443,812	1,443,812
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	1,650,071	1,650,071
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	825,035	825,035
Merrill Lynch Premier Institutional Money Market Fund
		935,318	935,318
Merrimac Cash Fund, Premium Class
		3,712,659	3,712,659
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	2,722,617	2,722,617
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	2,062,588	2,062,588
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	1,650,071	1,650,071
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	1,650,071	1,650,071
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	2,970,127	2,970,127
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	2,264,722	2,264,722
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	618,777	618,777
			60,552,366

Repurchase Agreement — 2.3%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)	8,836,496	8,836,496

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		69,388,862

TOTAL INVESTMENTS — 115.9%
(Cost $406,466,725) (***)		$452,153,678

Other Assets/(Liabilities) — (15.9%)		(62,154,678)

NET ASSETS — 100.0%		$389,999,000

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(a)

Maturity value of $8,836,808. Collaterized by U.S. Government Agency obligation with a rate of 2.311%, maturity date of 09/19/2032, and an aggregate market value, including accrued interest, of $9,278,321.

(+)	Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

9

MassMutual Small Cap Equity Fund —
Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 93.0%

Air Transportation — 0.9%
SkyWest, Inc.	269,900	$4,061,995

Apparel, Textiles & Shoes — 1.0%
Carter’s, Inc. (*)	159,900	4,427,631

Banking, Savings & Loans — 7.7%
Alabama National Bancorp	10,900	652,583
First Republic Bank	212,500	9,775,000
Hanmi Financial Corp.	176,600	5,333,320
Pacific Capital Bancorp	343,421	10,158,393
Webster Financial Corp.	168,348	8,314,708
		34,234,004

Broadcasting, Publishing & Printing — 2.5%
Gray Television, Inc.	489,600	5,826,240
Lin TV Corp. Cl. A (*)	266,300	5,187,524
		11,013,764

Chemicals — 2.3%
MacDermid, Inc.	166,800	4,830,528
Spartech Corp.	220,900	5,544,590
		10,375,118

Commercial Services — 5.8%
ADVO, Inc.	268,250	8,299,655
Arbitron, Inc. (*)	276,700	10,129,987
G&K Services, Inc. Cl. A	188,100	7,475,094
		25,904,736

Computer Related Services — 0.8%
eSpeed, Inc. Cl. A (*)	344,600	3,387,418

Cosmetics & Personal Care — 0.8%
Revlon, Inc. Cl. A (*)	1,384,700	3,489,444

Electrical Equipment & Electronics — 9.5%
Baldor Electric Co.	196,800	4,656,288
Cognex Corp.	237,400	6,219,880
Micrel, Inc. (*)	628,300	6,540,603
Mykrolis Corp. (*)	642,900	6,474,003
Technitrol, Inc. (*)	231,600	4,516,200
Teleflex, Inc.	327,300	13,910,250
		42,317,224

Energy — 10.1%
Headwaters, Inc. (*)	172,500	5,323,350
Rowan Companies, Inc. (*)	314,100	8,292,240
St. Mary Land & Exploration Co.	227,900	9,072,699
Tidewater, Inc.	151,200	4,921,560

1

Unit Corp. (*)	285,900	$10,029,372
W-H Energy Services, Inc. (*)	342,000	7,096,500
		44,735,721

Financial Services — 9.2%
Chittenden Corp.	322,750	8,794,938
Eaton Vance Corp.	307,000	12,399,730
Fidelity Bankshares, Inc.	202,900	7,545,851
Jefferies Group, Inc.	247,200	8,520,984
Piper Jaffray Cos. (*)	91,200	3,610,608
		40,872,111

Home Construction, Furnishings & Appliances — 2.3%
Fossil, Inc. (*)	333,950	10,332,413

Household Products — 1.5%
Trex Company, Inc. (*) (+)	144,700	6,407,316

Industrial - Diversified — 3.1%
Carlisle Companies, Inc.	211,900	13,546,767

Insurance — 5.0%
The Commerce Group, Inc.	170,900	8,271,560
HCC Insurance Holdings, Inc.	233,500	7,040,025
IPC Holdings Limited	185,500	7,050,855
		22,362,440

Machinery & Components — 13.1%
Actuant Corp. Cl. A (*)	128,200	5,283,122
Global Power Equipment Group, Inc. (*)	873,900	6,475,599
Hardinge, Inc.	398,750	4,147,000
Helix Technology Corp.	501,000	6,811,095
IDEX Corp.	268,250	9,109,770
Kaydon Corp.	343,000	9,868,110
Roper Industries, Inc.	288,800	16,594,448
		58,289,144

Medical Supplies — 5.5%
Coherent, Inc. (*)	460,100	11,934,994
Dionex Corp. (*)	126,500	6,919,550
Mine Safety Appliances Co.	137,900	5,615,288
		24,469,832

Pharmaceuticals — 2.1%
Taro Pharmaceutical Industries Limited (*) (+)	114,500	2,677,010
Valeant Pharmaceuticals International	271,900	6,558,228
		9,235,238

Prepackaged Software — 1.0%
Dendrite International, Inc. (*)	284,910	4,592,749

Restaurants — 1.2%
RARE Hospitality International, Inc. (*)	190,331	5,072,321

2

Retail — 1.8%
Coldwater Creek, Inc. (*)	$377,700	$7,882,599

Transportation — 5.8%
Heartland Express, Inc.	538,335	9,932,281
Landstar System, Inc. (*)	158,900	9,324,252
Robinson (C.H.) Worldwide, Inc.	141,800	6,578,102
		25,834,635

TOTAL EQUITIES
(Cost $352,367,901)		412,844,620

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 8.4%
Cash Equivalents — 1.6% (**)
American AAdvanage Select Money Market Fund
		$98,830	$98,830
Bank of America Bank Note
1.875%	10/19/2004	319,939	319,939
Bank of America Bank Note
1.880%	12/23/2004	246,107	246,107
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	43,137	43,137
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	196,886	196,886
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	124,284	124,284
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	196,886	196,886
BGIF Institutional Money Market Fund
		885,984	885,984
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	383,434	383,434
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	2,461	2,461
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	492,213	492,213
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	295,329	295,329
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	49,221	49,221
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	24,611	24,611
Dreyfus Cash Management Plus, Inc. Money Market Fund
		147,664	147,664
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	73,832	73,832
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	221,496	221,496
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	147,172	147,172

3

Freddie Mac Agency Discount Note
1.672%	10/05/2004	$442,535	$442,535
General Electric Capital Corp.
1.623%	10/08/2004	147,664	147,664
General Electric Capital Corp.
1.652%	10/08/2004	172,275	172,275
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	196,886	196,886
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	98,443	98,443
Merrill Lynch Premier Institutional Money Market Fund
		111,602	111,602
Merrimac Cash Fund, Premium Class
		442,992	442,992
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	324,861	324,861
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	246,107	246,107
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	196,886	196,886
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	196,886	196,886
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	354,394	354,394
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	270,225	270,225
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	73,832	73,832
			7,225,074

Repurchase Agreement — 6.8%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)	30,048,225	30,048,225

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		37,273,299

TOTAL INVESTMENTS — 101.4%
(Cost $389,641,200) (***)		$450,117,919

Other Assets/(Liabilities) — (1.4%)		(6,423,424)

NET ASSETS — 100.0%		$443,694,495

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(a)

Maturity value of $30,049,285. Collaterized by U.S. Government Agency obligations with rates of 4.215% - 7.50%, maturity dates of 02/01/2010 - 05/01/2033, and an aggregate market value, including accrued interest, of $31,550,662.

(+)	Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of invesments.

4

MassMutual Mid Cap Growth Equity
Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 96.1%
Apparel, Textiles & Shoes — 2.7%
American Eagle Outfitters, Inc.	58,000	$2,137,300
Coach, Inc. (*)	31,100	1,319,262
		3,456,562

Automotive & Parts — 1.2%
Autoliv, Inc.	39,000	1,575,600

Beverages — 1.5%
Constellation Brands, Inc. (*)	50,000	1,903,000

Chemicals — 1.4%
Church & Dwight, Inc.	62,700	1,759,362

Commercial Services — 1.9%
The Brink’s Co.	37,000	1,116,290
Robert Half International, Inc.	50,000	1,288,500
		2,404,790

Communications — 6.8%
Avaya, Inc. (*)	78,400	1,092,896
L-3 Communications Holdings, Inc.	23,800	1,594,600
Research In Motion Limited (*)	30,700	2,343,638
Tellabs, Inc. (*)	236,600	2,174,354
XM Satellite Radio Holdings, Inc. Cl. A (*) (+)	48,300	1,498,266
		8,703,754

Computer Integrated Systems Design — 2.0%
Autodesk, Inc.	53,900	2,621,157

Computer Programming Services — 1.4%
Cognizant Technology Solutions Corp. (*)	59,900	1,827,549

Computer Related Services — 0.4%
Acxiom Corp.	20,000	474,800

Computers & Information — 4.2%
International Game Technology	78,000	2,804,100
Zebra Technologies Corp. Cl. A (*)	41,750	2,547,168
		5,351,268

Cosmetics & Personal Care — 0.9%
Alberto-Culver Co.	27,900	1,213,092

Electrical Equipment & Electronics — 11.1%
Arrow Electronics, Inc. (*) (+)	53,600	1,210,288
ATI Technologies, Inc. (*) (+)	121,000	1,854,930
Cree, Inc. (*) (+)	71,600	2,185,948
Energizer Holdings, Inc. (*)	52,900	2,438,690
FLIR Systems, Inc. (*)	19,000	1,111,500

1

Marvell Technology Group Limited (*) (+)	102,800	$2,686,164
Rockwell Automation, Inc.	70,400	2,724,480
		14,212,000

Energy — 9.5%
Canadian Natural Resources Limited	61,600	2,453,528
Chesapeake Energy Corp. (+)	110,100	1,742,883
Kerr-McGee Corp.	37,748	2,161,073
Sunoco, Inc.	38,000	2,811,240
XTO Energy, Inc.	94,000	3,053,120
		12,221,844

Entertainment & Leisure — 1.2%
GTECH Holdings Corp.	62,500	1,582,500

Financial Services — 1.2%
The Chicago Mercantile Exchange (+)	9,900	1,596,870

Foods — 2.6%
Hershey Foods Corp.	30,600	1,429,326
McCormick & Co., Inc.	55,200	1,895,568
		3,324,894

Healthcare — 5.7%
Covance, Inc. (*)	35,200	1,406,944
Coventry Health Care, Inc. (*) (+)	33,300	1,777,221
DaVita, Inc. (*)	46,600	1,451,590
Idexx Laboratories, Inc. (*) (+)	20,900	1,060,466
Renal Care Group, Inc. (*)	51,500	1,659,845
		7,356,066

Industrial - Diversified — 1.4%
ITT Industries, Inc.	23,100	1,847,769

Insurance — 3.3%
Aetna, Inc.	27,900	2,788,047
Reinsurance Group of America, Inc.	35,000	1,442,000
		4,230,047

Lodging — 4.2%
Mandalay Resort Group	30,300	2,080,095
Starwood Hotels & Resorts Worldwide, Inc.	34,000	1,578,280
Station Casinos, Inc.	34,200	1,677,168
		5,335,543

Machinery & Components — 3.0%
Graco, Inc.	65,700	2,200,950
Smith International, Inc. (*)	27,600	1,676,148
		3,877,098

Manufacturing — 1.7%
Pentair, Inc.	62,500	2,181,875

2

Medical Supplies — 8.7%
Bard (C.R.), Inc.	25,700	$1,455,391
Biomet, Inc.	61,600	2,887,808
Cooper Cos., Inc.	19,200	1,316,160
Dade Behring Holdings, Inc. (*)	26,000	1,448,668
Fisher Scientific International (*)	29,100	1,697,403
St. Jude Medical, Inc. (*)	31,300	2,355,951
		11,161,381

Metals & Mining — 2.1%
Cameco Corp. (+)	33,600	2,662,464

Pharmaceuticals — 1.8%
Eon Labs, Inc. (*)	50,000	1,085,000
VCA Antech, Inc. (*) (+)	60,000	1,237,800
		2,322,800

Prepackaged Software — 4.6%
Adobe Systems, Inc.	61,400	3,037,458
Symantec Corp. (*)	25,900	1,421,392
Veritas Software Corp. (*)	78,500	1,397,300
		5,856,150

Retail — 2.3%
Borders Group, Inc.	53,200	1,319,360
Foot Locker, Inc.	66,600	1,578,420
		2,897,780

Retail - Grocery — 1.0%
Whole Foods Market, Inc. (+)	15,200	1,304,008

Telephone Utilities — 4.9%
Nextel Partners, Inc. Cl. A (*) (+)	165,000	2,735,700
NII Holdings, Inc. Cl. B (*) (+)	42,500	1,751,425
US Cellular Corp. (*)	41,600	1,795,040
		6,282,165

Transportation — 1.4%
Teekay Shipping Corp.	42,000	1,809,780

TOTAL EQUITIES
(Cost $103,313,292)		123,353,968

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 18.7%
Cash Equivalents — 18.3% (**)
American AAdvanage Select Money Market Fund
		$321,636	$321,636
Bank of America Bank Note
1.875%	10/19/2004	1,041,217	1,041,217
Bank of America Bank Note
1.880%	12/23/2004	800,936	800,936

3

Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	$140,386	$140,386
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	640,749	640,749
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	404,473	404,473
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	640,749	640,749
BGIF Institutional Money Market Fund
		2,883,369	2,883,369
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	1,247,858	1,247,858
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	8,009	8,009
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	1,601,872	1,601,872
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	961,123	961,123
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	160,187	160,187
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	80,094	80,094
Dreyfus Cash Management Plus, Inc. Money Market Fund
		480,562	480,562
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	240,281	240,281
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	720,842	720,842
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	478,960	478,960
Freddie Mac Agency Discount Note
1.672%	10/05/2004	1,440,198	1,440,198
General Electric Capital Corp.
1.623%	10/08/2004	480,562	480,562
General Electric Capital Corp.
1.652%	10/08/2004	560,655	560,655
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	640,749	640,749
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	320,374	320,374
Merrill Lynch Premier Institutional Money Market Fund
		363,199	363,199
Merrimac Cash Fund, Premium Class
		1,441,685	1,441,685
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	1,057,235	1,057,235
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	800,936	800,936
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	640,749	640,749
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	640,749	640,749

4

Royal Bank of Scotland Eurodollar Time Deposit	10/29/2004
1.650%		1,153,348	1,153,348
Royal Bank of Scotland Eurodollar Time Deposit	11/02/2004
1.670%		879,428	879,428
Toronto Dominion Bank Eurodollar Time Deposit	11/08/2004
1.700%		240,281	240,281
			23,513,451
Repurchase Agreement — 0.4%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		434,775	434,775

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			23,948,226

TOTAL INVESTMENTS — 114.8%
(Cost $127,261,518) (***)			$147,302,194

Other Assets/(Liabilities) — (14.8%)			(18,936,324)

NET ASSETS — 100.0%			$128,365,870

Notes to Portfolio of Investments

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(a)

Maturity value of $434,790. Collateralized by U.S. Government Agency obligation with a rate of 4.077%, maturity date of 05/01/2033, and an aggregate market value, including accrued interest, of $456,514.

(+)	Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

5

MassMutual Mid Cap Growth Equity II
Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 96.4%
Advertising — 1.3%
Catalina Marketing Corp. (+)	104,000	$2,400,320
Getty Images, Inc. (+) (*)	34,700	1,918,910
Harte-Hanks, Inc.	5,800	145,058
Lamar Advertising Co. (*)	6,300	262,143
Monster Worldwide, Inc. (*)	148,700	3,663,968
Omnicom Group, Inc. (+)	4,300	314,158
WPP Group PLC Sponsored ADR (United Kingdom) (+)	12,900	602,417
		9,306,974

Aerospace & Defense — 2.2%
Alliant Techsystems, Inc. (+) (*)	108,000	6,534,000
Embraer - Empresa Brasileira de Aeronautica SA Sponsored ADR (Brazil)	10,200	269,280
Rockwell Collins, Inc.	233,200	8,661,048
		15,464,328

Agribusiness — 0.0%
Delta & Pine Land Co.	7,100	189,925

Air Transportation — 1.0%
JetBlue Airways Corp. (+) (*)	136,000	2,845,120
SkyWest, Inc. (+)	11,400	171,570
Southwest Airlines Co.	308,300	4,199,046
		7,215,736

Apparel, Textiles & Shoes — 0.6%
Coach, Inc. (*)	5,300	224,826
Ross Stores, Inc. (+)	181,000	4,242,640
		4,467,466

Automotive & Parts — 0.8%
Harley-Davidson, Inc.	3,300	196,152
Oshkosh Truck Corp.	86,000	4,907,160
Winnebago Industries, Inc. (+)	8,600	297,904
		5,401,216

Banking, Savings & Loans — 1.1%
City National Corp.	3,500	227,325
First Horizon National Corp.	4,700	203,792
Investors Financial Services Corp.	69,600	3,141,048
Mellon Financial Corp.	29,200	808,548
North Fork Bancorporation, Inc.	7,200	320,040
Northern Trust Corp.	26,500	1,081,200
Silicon Valley Bancshares (*)	37,900	1,408,743
Synovus Financial Corp.	14,300	373,945
UCBH Holdings, Inc.	7,800	304,746
		7,869,387
Beverages — 0.7%
Cott Corp. (*)	168,200	4,850,888

1

Broadcasting, Publishing & Printing — 3.1%
Cablevision Systems Corp. Cl. A (+) (*)	119,000	$2,413,320
Citadel Broadcasting Corp. (*)	418,600	5,366,452
Cox Radio, Inc. Cl. A (*)	153,200	2,285,744
Cumulus Media, Inc. Cl. A (*)	10,000	143,900
Dow Jones & Co., Inc.	5,500	223,355
Entercom Communications Corp. (*)	113,000	3,690,580
IAC/InterActiveCorp (+) (*)	51,000	1,123,020
The McGraw-Hill Companies, Inc.	3,400	270,946
Meredith Corp.	11,800	606,284
New York Times Co. Cl. A	9,000	351,900
Radio One, Inc. Cl. D (*)	18,700	266,101
Regent Communications, Inc. (*)	26,000	147,160
Salem Communications Corp. Cl. A (*)	10,800	273,456
Scholastic Corp. (*)	91,000	2,810,990
The Scripps (E.W.) Co. (+)	9,200	439,576
Spanish Broadcasting System, Inc. Cl. A (*)	23,400	230,256
Univision Communications, Inc. Cl. A (*)	25,100	793,411
Washington Post Co. Cl. B	600	552,000
Westwood One, Inc. (*)	13,300	262,941
		22,251,392

Building Materials & Construction — 0.8%
Kinetic Concepts, Inc. (*)	109,000	5,727,950

Chemicals — 1.3%
Engelhard Corp.	5,200	147,420
Potash Corp. of Saskatchewan (+)	134,000	8,598,780
Praxair, Inc.	6,700	286,358
Symyx Technologies, Inc. (*)	10,500	247,275
The Valspar Corp.	4,800	224,064
		9,503,897

Commercial Services — 8.0%
Apollo Group, Inc. Cl. A (*)	45,106	3,309,427
ARAMARK Corp. Cl. B	10,600	255,884
BearingPoint, Inc. (*)	162,000	1,448,280
Block (H&R), Inc.	3,200	158,144
Career Education Corp. (*)	7,800	221,754
Certegy, Inc.	200,000	7,442,000
Cintas Corp.	12,100	508,684
The Corporate Executive Board Co.	5,500	336,820
Decode Genetics, Inc. (+) (*)	32,200	242,466
DeVry, Inc. (+) (*)	10,200	211,242
Diversa Corp. (*)	23,300	194,555
Dun & Bradstreet Corp. (*)	6,400	375,680
Ecolab, Inc. (+)	7,500	235,800
Education Management Corp. (*)	147,700	3,934,728
Equifax, Inc. (+)	8,300	218,788
Gen-Probe, Inc. (*)	29,000	1,156,230
Global Payments, Inc. (+)	81,700	4,375,035

2

Hewitt Associates, Inc. Cl. A (*)	146,900	$3,886,974
Iron Mountain, Inc. (*)	195,750	6,626,137
ITT Educational Services, Inc. (*)	7,100	255,955
Manpower, Inc.	154,000	6,851,460
MoneyGram International, Inc.	244,600	4,177,768
Moody’s Corp.	10,200	747,150
Neurocrine Biosciences, Inc. (*)	64,300	3,032,388
Paychex, Inc.	16,400	494,460
QIAGEN NV (+) (*)	15,200	174,040
Quest Diagnostics, Inc.	3,300	291,126
Robert Half International, Inc. (+)	132,500	3,414,525
Stericycle, Inc. (*)	6,500	298,350
Universal Technical Institute, Inc. (*)	9,400	283,692
Viad Corp.	65,000	1,542,450
Watson Wyatt & Co. Holdings	8,100	213,030
		56,915,022

Communications — 3.9%
American Tower Corp. Cl. A (*)	16,900	259,415
Crown Castle International Corp. (*)	319,000	4,746,720
Harris Corp.	144,000	7,911,360
Juniper Networks, Inc. (*)	165,200	3,898,720
Network Appliance, Inc. (+) (*)	9,400	216,200
Nextel Communications, Inc. Cl. A (+) (*)	89,000	2,121,760
Plantronics, Inc.	3,600	155,664
Research In Motion Limited (*)	23,700	1,809,258
Rogers Communications, Inc. Cl. B (+)	185,000	3,738,850
XM Satellite Radio Holdings, Inc. Cl. A (+) (*)	89,000	2,760,780
		27,618,727

Computer Integrated Systems Design — 1.1%
Cadence Design Systems, Inc. (+) (*)	287,800	3,752,912
F5 Networks, Inc. (*)	12,200	371,612
FileNET Corp. (*)	8,800	153,648
Jack Henry & Associates, Inc.	148,000	2,777,960
Mercury Computer Systems, Inc. (*)	6,800	183,056
National Instruments Corp. (+)	5,700	172,539
Synopsys, Inc. (*)	13,200	208,956
Websense, Inc. (+) (*)	4,500	187,515
		7,808,198

Computer Programming Services — 2.0%
CACI International, Inc. Cl. A (*)	62,000	3,272,360
Ceridian Corp. (+) (*)	101,000	1,859,410
Cognizant Technology Solutions Corp. (*)	19,900	607,149
Mercury Interactive Corp. (+) (*)	90,900	3,170,592
VeriSign, Inc. (+) (*)	269,900	5,365,612
		14,275,123

Computer Related Services — 0.6%
Checkfree Corp. (+) (*)	107,000	2,960,690
CNET Networks, Inc. (+) (*)	156,000	1,427,400
		4,388,090

3

Computers & Information — 2.9%
CDW Corp.	86,100	$4,996,383
Cognos, Inc. (*)	56,900	2,021,088
Comverse Technology, Inc. (*)	101,000	1,901,830
Diebold, Inc.	95,600	4,464,520
Emulex Corp. (*)	14,300	164,736
International Game Technology	21,800	783,710
Jabil Circuit, Inc. (*)	175,400	4,034,200
Lexmark International, Inc. (*)	26,000	2,184,260
Symbol Technologies, Inc.	17,400	219,936
Zebra Technologies Corp. Cl. A (+) (*)	4,200	256,242
		21,026,905

Containers — 0.0%
Sealed Air Corp. (*)	5,200	241,020

Cosmetics & Personal Care — 0.0%
Estee Lauder Companies, Inc. Cl. A	4,700	196,460

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A (*)	5,500	306,185
Factset Research Systems, Inc.	6,500	313,300
Fiserv, Inc. (*)	120,200	4,190,172
IMS Health, Inc.	19,300	461,656
Kronos, Inc. (*)	4,600	203,734
SEI Investments Co.	5,000	168,400
		5,643,447

Electrical Equipment & Electronics — 7.3%
Agere Systems, Inc. Cl. B (*)	138,400	141,168
Altera Corp. (+) (*)	47,500	929,575
AMIS Holdings, Inc. (*)	166,300	2,248,376
Analog Devices, Inc. (+)	15,600	604,968
ASML Holding NV (*)	15,600	200,772
Broadcom Corp. Cl. A (*)	25,700	701,353
Cymer, Inc. (*)	6,000	171,960
Flextronics International Limited (*)	132,000	1,749,000
FLIR Systems, Inc. (*)	72,600	4,247,100
Garmin Limited (+)	89,000	3,849,250
Gentex Corp. (+)	117,800	4,138,314
Integrated Circuit Systems, Inc. (+) (*)	139,800	3,005,700
Intersil Corp. Cl. A	266,800	4,250,124
JDS Uniphase Corp. (*)	173,300	584,021
Kla-Tencor Corp. (*)	5,500	228,140
Linear Technology Corp.	22,600	819,024
Littelfuse, Inc. (+) (*)	4,100	141,573
Marvell Technology Group Limited (+) (*)	9,200	240,396
Maxim Integrated Products, Inc.	13,500	570,915
Microchip Technology, Inc.	204,600	5,491,464
Microsemi Corp. (*)	17,800	250,980
Molex, Inc. Cl. A	9,500	249,945
National Semiconductor Corp. (*)	27,600	427,524

4

Novellus Systems, Inc. (*)	161,700	$4,299,603
PMC-Sierra, Inc. (+) (*)	155,000	1,365,550
Power Integrations, Inc. (*)	10,600	216,558
Qlogic Corp. (*)	114,400	3,387,384
Semtech Corp. (+) (*)	140,400	2,691,468
Silicon Laboratories, Inc. (+) (*)	6,000	198,540
Xilinx, Inc.	180,700	4,878,900
		52,279,645
Energy — 6.0%
Apache Corp.	7,800	390,858
BJ Services Co.	202,600	10,618,266
Devon Energy Corp.	5,800	411,858
Diamond Offshore Drilling, Inc. (+)	187,300	6,179,027
EOG Resources, Inc.	85,000	5,597,250
Murphy Oil Corp.	99,600	8,642,292
Weatherford International Limited (*)	10,200	520,404
Western Gas Resources, Inc.	138,000	3,945,420
XTO Energy, Inc.	195,500	6,349,840
		42,655,215

Entertainment & Leisure — 1.2%
Alliance Gaming Corp. (*)	15,200	228,912
Brunswick Corp.	174,800	7,998,848
Multimedia Games, Inc. (+) (*)	12,400	192,200
Shuffle Master, Inc. (+) (*)	9,600	359,616
WMS Industries, Inc. (+) (*)	5,800	149,002
		8,928,578

Financial Services — 3.9%
AG Edwards, Inc.	6,100	211,182
Ameritrade Holding Corp. (*)	371,900	4,466,519
AMVESCAP PLC Sponsored ADR (United Kingdom) (+)	15,300	167,841
Boston Private Financial Holdings, Inc.	9,500	237,120
CapitalSource, Inc. (+) (*)	167,000	3,730,780
East West Bancorp, Inc.	8,100	272,079
Eaton Vance Corp.	124,900	5,044,711
Federated Investors, Inc. Cl. B (+)	88,100	2,505,564
Franklin Resources, Inc.	17,300	964,648
Janus Capital Group, Inc. (+)	15,300	208,233
LaBranche & Co., Inc. (*)	18,500	156,325
Legg Mason, Inc. (+)	73,050	3,891,374
Raymond James Financial, Inc.	8,900	214,668
The Schwab (Charles) Corp. (+)	45,600	419,064
Waddell & Reed Financial, Inc. Cl. A	239,800	5,275,600
		27,765,708

Foods — 0.2%
Hershey Foods Corp.	6,900	322,299
McCormick & Co., Inc.	4,200	144,228
Starbucks Corp. (*)	4,300	195,478
Tootsie Roll Industries, Inc.	6,700	195,774
Wrigley (Wm.) Jr. Co. (+)	3,700	234,247
		1,092,026

5

Healthcare — 4.2%
Caremark Rx, Inc. (*)	13,600	$436,152
Community Health Systems, Inc. (*)	88,200	2,353,176
Coventry Health Care, Inc. (*)	65,800	3,511,746
DaVita, Inc. (*)	62,150	1,935,973
Express Scripts, Inc. (+) (*)	6,600	431,244
Health Management Associates, Inc. Cl. A (+)	264,500	5,403,735
Human Genome Sciences, Inc. (*)	134,800	1,470,668
Laboratory Corp. of America Holdings (*)	158,800	6,942,736
Lincare Holdings, Inc. (+) (*)	8,600	255,506
Manor Care, Inc.	218,500	6,546,260
Renal Care Group, Inc. (*)	7,050	227,222
Wellpoint Health Networks, Inc. (*)	2,800	294,252
		29,808,670

Home Construction, Furnishings & Appliances — 0.3%
Centex Corp. (+)	9,300	469,278
HNI Corp.	7,200	284,976
KB Home (+)	2,500	211,225
Lennar Corp.	13,300	633,080
Pulte Homes, Inc.	5,100	312,987
Toll Brothers, Inc. (*)	9,600	444,768
		2,356,314

Household Products — 0.2%
The Clorox Co.	4,000	213,200
Corning, Inc. (*)	44,400	491,952
Jarden Corp. (*)	5,900	215,291
Trex Company, Inc. (+) (*)	4,500	199,260
		1,119,703

Industrial - Diversified — 1.6%
Danaher Corp.	106,300	5,451,064
ITT Industries, Inc.	75,600	6,047,244
		11,498,308

Information Retrieval Services — 1.4%
ChoicePoint, Inc. (*)	229,400	9,783,910
Sina Corp. (+) (*)	17,200	438,428
		10,222,338

Insurance — 3.5%
Ambac Financial Group, Inc.	3,200	255,840
Anthem, Inc. (+) (*)	7,700	671,825
Arch Capital Group Limited (*)	5,600	218,064
Assurant, Inc.	106,000	2,756,000
Axis Capital Holdings Limited	86,000	2,236,000
Brown & Brown, Inc.	3,900	178,230
Gallagher (Arthur J.) & Co.	7,400	245,162
Markel Corp. (*)	600	185,040

6

MBIA, Inc.	3,600	$209,556
MGIC Investment Corp.	5,100	339,405
Principal Financial Group, Inc.	117,000	4,208,490
Protective Life Corp.	86,000	3,380,660
Radian Group, Inc.	75,800	3,504,234
RenaissanceRe Holdings Limited	3,700	190,846
Triad Guaranty, Inc. (*)	2,900	160,892
WellChoice, Inc. (*)	17,800	664,474
Willis Group Holdings Limited	141,700	5,299,580
		24,704,298

Internet Software — 0.0%
MatrixOne, Inc. (*)	37,900	191,774

Lodging — 1.2%
Fairmont Hotels & Resorts, Inc. (+)	212,000	5,791,840
Hilton Hotels Corp. (+)	15,100	284,484
Marriott International, Inc. Cl. A	19,300	1,002,828
Station Casinos, Inc.	18,600	912,144
Wynn Resorts Limited (+) (*)	9,800	506,562
		8,497,858

Machinery & Components — 3.9%
Baker Hughes, Inc.	20,800	909,376
Cooper Cameron Corp. (*)	93,900	5,149,476
Dover Corp.	4,000	155,480
FMC Technologies, Inc. (*)	148,000	4,943,200
IDEX Corp.	4,950	168,102
Kaydon Corp.	4,600	132,342
Pall Corp. (+)	5,800	141,984
Roper Industries, Inc.	126,300	7,257,198
Smith International, Inc. (+) (*)	147,700	8,969,821
		27,826,979

Manufacturing — 0.8%
American Standard Companies, Inc. (*)	129,000	5,019,390
Avery Dennison Corp.	3,700	243,386
Lam Research Corp. (+) (*)	10,300	225,364
Millipore Corp. (+) (*)	4,600	220,110
		5,708,250

Medical Supplies — 2.0%
Allergan, Inc.	4,200	304,710
Applied Biosystems Group-Applera Corp.	9,800	184,926
ArthoCare Corp. (+) (*)	7,800	228,462
Bard (C.R.), Inc.	9,500	537,985
Bausch & Lomb, Inc.	4,600	305,670
Beckman Coulter, Inc.	4,500	252,540
Becton, Dickinson & Co.	7,100	367,070
Biomet, Inc.	12,000	562,560
Cooper Cos., Inc. (+)	5,300	363,315
Cuno, Inc. (*)	1,900	109,725
Dentsply International, Inc.	7,200	373,968

7

Edwards Lifesciences Corp. (*)	112,000	$3,752,000
Integra LifeSciences Holdings Corp. (*)	6,600	211,926
Kyphon, Inc. (*)	8,400	208,152
Mettler-Toledo International, Inc. (*)	4,300	203,046
Patterson Cos., Inc. (*)	3,300	252,648
Resmed, Inc. (*)	3,800	180,918
Respironics, Inc. (*)	3,700	197,728
Smith & Nephew PLC ADR (United Kingdom)	6,700	310,545
St. Jude Medical, Inc. (*)	5,300	398,931
Sybron Dental Specialties, Inc. (*)	8,000	237,520
Techne Corp. (*)	6,000	229,080
Varian Medical Systems, Inc. (*)	13,500	466,695
Waters Corp. (*)	82,600	3,642,660
Wright Medical Group, Inc. (*)	5,500	138,160
Zimmer Holdings, Inc. (*)	3,000	237,120
		14,258,060

Metals & Mining — 1.4%
Newmont Mining Corp. (+)	104,000	4,735,120
Nucor Corp.	58,000	5,299,460
		10,034,580

Pharmaceuticals — 10.5%
Abgenix, Inc. (*)	135,200	1,333,072
Alkermes, Inc. (+) (*)	117,000	1,350,180
AmerisourceBergen Corp. (+)	91,000	4,887,610
Amylin Pharmaceuticals, Inc. (*)	83,200	1,707,264
Andrx Corp. (*)	127,400	2,848,664
Atherogenics, Inc. (+) (*)	12,200	401,990
Barr Pharmaceuticals (*)	135,000	5,593,050
Biogen Idec, Inc. (*)	2,600	159,042
Celgene Corp. (*)	52,700	3,068,721
Cephalon, Inc. (+) (*)	93,600	4,483,440
Charles River Laboratories International, Inc. (+) (*)	3,300	151,140
Chiron Corp. (+) (*)	4,500	198,900
Eyetech Pharmaceuticals, Inc. (+) (*)	49,000	1,665,510
Genzyme Corp. (*)	4,700	255,727
Gilead Sciences, Inc. (+) (*)	181,400	6,780,732
Henry Schein, Inc. (*)	7,300	454,863
ImClone Systems, Inc. (+) (*)	34,000	1,796,900
Invitrogen Corp. (+) (*)	54,300	2,985,957
IVAX Corp. (*)	305,000	5,840,750
Martek Biosciences Corp. (*)	2,700	131,328
Medco Health Solutions, Inc. (*)	14,100	435,690
The Medicines Co. (+) (*)	8,700	210,018
Medicis Pharmaceutical Corp. Cl. A	6,300	245,952
Medimmune, Inc. (*)	370,700	8,785,590
Millennium Pharmaceuticals, Inc. (*)	13,900	190,569
Nektar Therapeutics (*)	13,600	196,928
Omnicare, Inc.	275,900	7,824,524
Onyx Pharmaceuticals, Inc. (+) (*)	4,600	197,846
Protein Design Labs, Inc. (*)	100,800	1,973,664
Sepracor, Inc. (+) (*)	34,400	1,678,032

8

Sigma-Aldrich Corp.	2,800	$162,400
Taro Pharmaceutical Industries Limited (+) (*)	63,000	1,472,940
Valeant Pharmaceuticals International (+)	168,000	4,052,160
Vertex Pharmaceuticals, Inc. (+) (*)	153,300	1,609,650
		75,130,803

Prepackaged Software — 5.1%
Adobe Systems, Inc.	83,600	4,135,692
BMC Software, Inc. (*)	14,500	229,245
Check Point Software Technologies Limited (*)	11,400	193,458
Citrix Systems, Inc. (*)	79,000	1,384,080
DST Systems, Inc. (*)	162,600	7,230,822
Electronic Arts, Inc. (+) (*)	7,800	358,722
Fair Isaac Corp.	7,600	221,920
Internet Security Systems, Inc. (*)	10,700	181,900
Intuit, Inc. (*)	78,400	3,559,360
McAfee, Inc. (*)	360,300	7,242,030
NAVTEQ Corp. (*)	126,100	4,494,204
Red Hat, Inc. (+) (*)	168,400	2,061,216
Siebel Systems, Inc. (*)	19,500	147,030
SunGard Data Systems, Inc. (*)	110,100	2,617,077
Symantec Corp. (+) (*)	9,700	532,336
Veritas Software Corp. (*)	103,700	1,845,860
		36,434,952

Real Estate — 0.0%
Jones Lang Lasalle, Inc. (*)	6,700	221,167

Restaurants — 1.0%
The Cheesecake Factory (+) (*)	99,700	4,326,980
Outback Steakhouse, Inc.	3,800	157,814
P.F. Chang’s China Bistro, Inc. (+) (*)	52,000	2,521,480
Ruby Tuesday, Inc.	8,300	231,321
		7,237,595

Retail — 5.0%
99 Cents Only Stores (+) (*)	11,900	169,337
AutoZone, Inc. (+) (*)	2,100	162,225
Bed Bath & Beyond, Inc. (*)	11,100	411,921
Best Buy Co., Inc. (+)	95,000	5,152,800
Big Lots, Inc. (*)	16,700	204,241
CVS Corp.	5,100	214,863
Dollar General Corp.	32,800	660,920
Dollar Tree Stores, Inc. (*)	143,500	3,867,325
Family Dollar Stores, Inc.	216,200	5,859,020
Fred’s, Inc. (+)	9,100	163,436
Men’s Wearhouse, Inc. (*)	8,100	235,305
MSC Industrial Direct Co. Cl. A	22,000	749,760
O’Reilly Automotive, Inc. (+) (*)	88,900	3,403,981
Petsmart, Inc. (+)	208,600	5,922,154
Shoppers Drug Mart Corp. (CAD) (*)	16,000	432,381
Shoppers Drug Mart Corp. (CAD)	38,000	1,026,905
Shoppers Drug Mart Corp. (USD) (*)	23,000	615,020

9

Staples, Inc.	13,400	$399,588
Tiffany & Co. (+)	17,400	534,876
TJX Companies, Inc. (+)	29,700	654,588
Williams-Sonoma, Inc. (+) (*)	133,200	5,001,660
		35,842,306

Retail - Grocery — 0.7%
Whole Foods Market, Inc. (+)	59,000	5,061,610

Telephone Utilities — 1.5%
Nextel Partners, Inc. Cl. A (+) (*)	261,500	4,335,670
Rogers Wireless Communications, Inc. (*)	5,300	166,473
Western Wireless Corp. Cl. A (+) (*)	253,200	6,509,772
		11,011,915

Toys, Games — 0.0%
Mattel, Inc.	12,400	224,812

Transportation — 1.3%
Expeditors International of Washington, Inc.	67,600	3,494,920
Landstar System, Inc. (*)	7,300	428,364
Polaris Industries, Inc.	3,300	184,206
Robinson (C.H.) Worldwide, Inc.	93,500	4,337,465
Royal Caribbean Cruises Limited (+)	10,000	436,000
Thor Industries, Inc.	10,700	283,229
UTI Worldwide, Inc.	3,100	182,311
		9,346,495

Travel — 0.0%
Sabre Holdings Corp.	6,500	159,445

TOTAL EQUITIES
(Cost $587,428,849)		689,981,555

	Number of Shares	Market Value
MUTUAL FUND - 1.1%
Financial Services
Government Reserve Investment Fund	7,832,396	$7,832,396

TOTAL MUTUAL FUND
(Cost $7,832,396)		7,832,396

TOTAL LONG TERM INVESTMENTS
(Cost $595,261,245)		697,813,951

10

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 17.2%
Cash Equivalents — 14.7% (**)
American AAdvanage Select Money Market Fund
		$1,442,499	$1,442,499
Bank of America Bank Note
1.875%	10/19/2004	4,669,742	4,669,742
Bank of America Bank Note
1.880%	12/23/2004	3,592,110	3,592,110
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	629,615	629,615
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	2,873,687	2,873,687
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	1,814,015	1,814,015
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	2,873,687	2,873,687
BGIF Institutional Money Market Fund
		12,931,593	12,931,593
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	5,596,506	5,596,506
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	35,921	35,921
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	7,184,218	7,184,218
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	4,310,531	4,310,531
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	718,422	718,422
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	359,211	359,211
Dreyfus Cash Management Plus, Inc. Money Market Fund
		2,155,266	2,155,266
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	1,077,633	1,077,633
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	3,232,898	3,232,898
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	2,148,082	2,148,082
Freddie Mac Agency Discount Note
1.672%	10/05/2004	6,459,131	6,459,131
General Electric Capital Corp.
1.623%	10/08/2004	2,155,266	2,155,266
General Electric Capital Corp.
1.652%	10/08/2004	2,514,476	2,514,476
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	2,873,687	2,873,687
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	1,436,844	1,436,844
Merrill Lynch Premier Institutional Money Market Fund
		1,628,907	1,628,907
Merrimac Cash Fund, Premium Class
		6,465,797	6,465,797
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	4,741,584	4,741,584

11

Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	$3,592,110	$3,592,110
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	2,873,687	2,873,687
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	2,873,687	2,873,687
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	5,172,637	5,172,637
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	3,944,136	3,944,136
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	1,077,633	1,077,633
			105,455,218

Repurchase Agreement — 2.5%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		17,996,658	17,996,658

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			123,451,876

TOTAL INVESTMENTS — 114.7%
(Cost $718,713,121) (***)			$821,265,827

Other Assets/(Liabilities) — (14.7%)			(105,445,794)

NET ASSETS — 100.0%			$715,820,033

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $17,997,293. Collateralized by U.S. Government Agency obligation with a rate of 4.449%, maturity date of 01/01/2033, and an aggregate market value, including accrued interest, of $18,896,491.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

12

MassMutual Small Cap Growth Equity
Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 93.3%
Advertising — 1.8%
Catalina Marketing Corp. (+)	90,600	$2,091,048
Getty Images, Inc. (+) (*)	110,150	6,091,295
		8,182,343

Air Transportation — 0.8%
Airtran Holdings, Inc. (*)	170,310	1,696,288
Forward Air Corp. (*)	5,240	209,705
Gol Linhas Aereas Inteligentes SA ADR (Brazil) (*)	11,200	227,360
Northwest Airlines Corp. (+) (*)	209,000	1,715,890
		3,849,243

Apparel, Textiles & Shoes — 0.6%
Quiksilver, Inc. (*)	108,940	2,769,255

Automotive & Parts — 1.0%
LKQ Corp. (*)	152,439	2,785,061
Visteon Corp. (+)	215,600	1,722,644
		4,507,705

Banking, Savings & Loans — 5.3%
Advanta Corp. Cl. B	113,500	2,745,565
Amcore Financial, Inc.	75,900	2,154,042
Bank of Hawaii Corp.	18,800	888,300
City National Corp.	42,200	2,740,890
Financial Federal Corp. (*)	135,350	5,072,918
Hancock Holding Co.	69,900	2,222,121
Providian Financial Corp. (*)	166,900	2,593,626
Southwest Bancorp. of Texas, Inc.	195,000	3,927,300
UMB Financial Corp.	3,000	143,010
Westcorp	35,700	1,517,964
		24,005,736

Beverages — 1.0%
Peet’s Coffee & Tea, Inc. (*)	7,690	179,869
The Robert Mondavi Corp. (*)	110,250	4,318,492
		4,498,361

Broadcasting, Publishing & Printing — 1.1%
Lin TV Corp. Cl. A (*)	73,700	1,435,676
LodgeNet Entertainment Corp. (*)	70,800	934,560
Playboy Enterprises, Inc. Cl. B (*)	156,800	1,574,272
TiVo, Inc. (+) (*)	153,840	1,018,421
		4,962,929

Building Materials & Construction — 0.0%
Eagle Materials, Inc.	3,120	222,456

Chemicals — 1.2%
Cytec Industries, Inc.	37,100	1,816,045
Minerals Technologies, Inc.	31,200	1,836,432
The Scotts Co. Cl. A (*)	30,200	1,937,330
		5,589,807

1

Commercial Services — 9.0%
ADVO, Inc.	65,150	$2,015,741
The Corporate Executive Board Co.	124,660	7,634,178
DiamondCluster International, Inc. Cl. A (*)	18,890	230,458
Exelixis, Inc. (*)	208,000	1,676,480
Fluor Corp. (+)	41,100	1,829,772
Harris Interactive, Inc. (*)	165,300	1,089,327
Incyte Corp. (+) (*)	228,100	2,196,603
ITT Educational Services, Inc. (*)	196,200	7,073,010
Jackson Hewitt Tax Service, Inc.	17,490	353,823
Maximus, Inc. (*)	56,800	1,636,408
MemberWorks, Inc. (+) (*)	128,700	3,377,088
MPS Group, Inc. (*)	18,690	157,183
Navigant Consulting, Inc. (*)	12,710	279,112
Netease.com, Inc. Sponsored ADR (China) (+) (*)	83,650	3,172,844
Neurocrine Biosciences, Inc. (*)	100	4,716
Service Corp. International (*)	41,950	260,509
Sotheby’s Holdings, Inc. Cl. A (*)	9,450	148,554
Stericycle, Inc. (*)	119,280	5,474,952
Washington Group International, Inc. (*)	58,010	2,008,306
		40,619,064

Communications — 1.8%
American Tower Corp. Cl. A (*)	31,530	483,985
Crown Castle International Corp. (*)	35,010	520,949
EFJ, Inc. (*)	17,100	114,570
Harmonic, Inc. (*)	183,100	1,217,615
McData Corp. Cl. A (*)	157,400	791,722
Openwave Systems, Inc. (*)	259,660	2,290,201
Plantronics, Inc.	3,940	170,366
Polycom, Inc. (*)	12,880	255,282
Sirius Satellite Radio, Inc. (*)	46,680	149,376
Westell Technologies, Inc. Cl. A (*)	428,400	2,214,828
		8,208,894

Computer Integrated Systems Design — 1.7%
Avid Technology, Inc. (*)	108,450	5,083,051
IDX Systems Corp. (*)	72,300	2,346,135
Sapient Corp. (*)	23,530	179,534
		7,608,720

Computer Related Services — 3.8%
Acxiom Corp.	168,240	3,994,018
Checkfree Corp. (+) (*)	356,049	9,851,876
Ingram Micro, Inc. Cl. A (*)	151,000	2,431,100
Manhattan Associates, Inc. (*)	33,000	805,860
Sierra Wireless (*)	5,850	104,130
		17,186,984

2

Computers & Information — 1.0%
Extreme Networks, Inc. (*)	262,300	$1,167,235
Foundry Networks, Inc. (*)	57,500	545,675
Scientific Games Corp. Cl. A (*)	137,200	2,620,520
		4,333,430

Containers — 0.5%
Pactiv Corp. (*)	96,100	2,234,325

Cosmetics & Personal Care — 0.5%
Nu Skin Enterprises, Inc. Cl. A (+)	88,510	2,080,870

Data Processing & Preparation — 1.9%
The BISYS Group, Inc. (+) (*)	137,800	2,013,258
CSG Systems International, Inc. (*)	9,550	147,165
Factset Research Systems, Inc. (+)	137,350	6,620,270
		8,780,693

Electrical Equipment & Electronics — 8.5%
Aeroflex, Inc. (*)	40,540	428,508
Agere Systems, Inc. Cl. A (*)	1,326,500	1,392,825
Credence Systems Corp. (+) (*)	148,400	1,068,480
Cree, Inc. (+) (*)	278,250	8,494,972
ESCO Technologies, Inc. (*)	3,840	260,198
Fairchild Semiconductor International, Inc. Cl. A (*)	10,790	152,894
FuelCell Energy, Inc. (+) (*)	158,880	1,628,520
Gentex Corp. (+)	185,440	6,514,507
Graftech International Limited (*)	22,670	316,246
MEMC Electronic Materials, Inc. (*)	37,590	318,763
Microsemi Corp. (*)	12,360	174,276
Moog, Inc. Cl. A (*)	68,990	2,504,337
ON Semiconductor Corp. (*)	555,500	1,738,715
SBS Technologies, Inc. (*)	21,667	264,337
Semtech Corp. (*)	7,940	152,210
Sigmatel, Inc. (*)	278,588	5,908,851
SiRF Technology Holdings, Inc. (*)	2,870	40,840
Teledyne Technologies, Inc. (*)	91,900	2,301,176
Visx, Inc. (*)	243,700	5,020,220
		38,680,875

Energy — 4.6%
Arch Coal, Inc.	6,340	225,007
Cabot Oil & Gas Corp. Cl. A	7,330	329,117
CAL Dive International, Inc. (*)	33,400	1,189,708
Grey Wolf, Inc. (+) (*)	559,800	2,737,422
Newfield Exploration Co. (*)	124,050	7,596,822
Patina Oil & Gas Corp.	4,870	144,006
Peabody Energy Corp. (+)	32,500	1,933,750
Premcor, Inc. (*)	42,200	1,624,700
TETRA Technologies, Inc. (*)	79,250	2,460,712
UGI Corp.	63,000	2,347,380
Whiting Petroleum Corp. (*)	10,560	321,024
		20,909,648

3

Entertainment & Leisure — 1.6%
AMC Entertainment, Inc. (*)	153,800	$2,943,732
Callaway Golf Co. (+)	121,300	1,282,141
Churchill Downs, Inc.	44,900	1,757,835
Lions Gate Entertainment Corp. (*)	30,750	267,525
World Wrestling Entertainment, Inc.	71,500	873,730
		7,124,963

Environmental Controls — 0.0%
Input/Output, Inc. (*)	15,120	155,887

Financial Services — 4.0%
Affiliated Managers Group, Inc. (+) (*)	43,949	2,353,029
The Chicago Mercantile Exchange (+)	53,808	8,679,230
IndyMac Bancorp, Inc.	67,260	2,434,812
Investment Technology Group, Inc. (*)	147,400	2,255,220
Ventas, Inc.	91,300	2,366,496
		18,088,787

Foods — 1.0%
Panera Bread Co. Cl. A (+) (*)	88,050	3,305,397
Wild Oats Markets, Inc. (*)	118,300	1,022,112
		4,327,509

Healthcare — 9.2%
Allscripts Healthcare Solutions, Inc. (+) (*)	268,447	2,416,023
American Healthways, Inc. (+) (*)	308,550	8,981,891
AmSurg Corp. (*)	321,500	6,809,370
Genesis HealthCare Corp. (*)	96,210	2,925,746
Human Genome Sciences, Inc. (*)	194,700	2,124,177
Humana, Inc. (*)	147,600	2,949,048
Manor Care, Inc.	79,200	2,372,832
Matria Healthcare, Inc. (+) (*)	58,200	1,647,642
Odyssey Healthcare, Inc. (+) (*)	450,750	8,000,813
Symbion, Inc. (*)	10,700	172,324
Triad Hospitals, Inc. (*)	93,800	3,230,472
		41,630,338

Home Construction, Furnishings & Appliances — 2.0%
Fossil, Inc. (*)	219,600	6,794,424
Furniture Brands International, Inc. (+)	78,250	1,962,510
Helen of Troy Limited (*)	7,570	206,055
Standard-Pacific Corp.	5,220	294,251
		9,257,240

Household Products — 0.4%
Ferro Corp.	83,100	1,812,411

Information Retrieval Services — 1.7%
Agile Software Corp. (*)	164,600	1,305,278
Ask Jeeves, Inc. (*)	8,250	269,858
CoStar Group, Inc. (+) (*)	70,700	3,477,733
Intergraph Corp. (+) (*)	95,100	2,583,867
		7,636,736

4

Insurance — 1.0%
American Equity Investment Life Holding Co.	13,440	$127,546
Arch Capital Group Limited (*)	3,650	142,131
HealthExtras, Inc. (*)	7,700	107,338
Platinum Underwriters Holdings Limited	4,940	144,643
Reinsurance Group of America, Inc.	47,600	1,961,120
USI Holdings Corp. (+) (*)	136,590	1,864,454
		4,347,232

Internet Software — 0.3%
webMethods, Inc. (*)	226,200	1,203,384

Lodging — 2.1%
Aztar Corp. (*)	67,400	1,786,100
La Quinta Corp. (*)	116,490	908,622
Vail Resorts, Inc. (*)	368,300	6,655,181
		9,349,903

Machinery & Components — 2.1%
Agco Corp. (*)	108,500	2,454,270
Chicago Bridge & Iron Co. NV (+)	90,099	2,702,069
Kennametal, Inc.	44,000	1,986,600
Techtronic Industries Co. Sponsored ADR (Hong Kong) (+)	265,130	2,609,462
		9,752,401

Medical Supplies — 2.8%
Abaxis, Inc. (*)	6,310	82,093
Arrow International, Inc.	77,900	2,329,210
CONMED Corp. (*)	76,100	2,001,430
CTI Molecular Imaging, Inc. (*)	157,100	1,267,797
Kensey Nash Corp. (+) (*)	59,700	1,563,543
PSS World Medical, Inc. (*)	183,900	1,846,356
Resmed, Inc. (*)	68,700	3,270,807
Respironics, Inc. (*)	2,240	119,706
Zoll Medical Corp. (*)	5,170	172,626
		12,653,568

Metals & Mining — 1.1%
Carpenter Technology	61,270	2,925,030
Precision Castparts Corp.	34,000	2,041,700
		4,966,730

Pharmaceuticals — 2.8%
Abgenix, Inc. (*)	124,500	1,227,570
Alkermes, Inc. (+) (*)	104,310	1,203,737
Amylin Pharmaceuticals, Inc. (*)	5,820	119,426
Angiotech Pharmaceuticals, Inc. (*)	102,680	2,081,324
Atherogenics, Inc. (*)	9,410	310,060

5

EPIX Pharmaceuticals, Inc. (*)	185,950	$3,590,695
ICOS Corp. (*)	5,210	125,769
The Medicines Co. (+) (*)	54,780	1,322,389
NPS Pharmaceuticals, Inc. (*)	6,630	144,401
Salix Pharmaceuticals Limited (*)	5,920	127,398
VCA Antech, Inc. (*)	121,900	2,514,797
		12,767,566

Prepackaged Software — 7.2%
Blackboard, Inc. (*)	109,400	1,877,304
Cerner Corp. (+) (*)	159,900	6,917,274
Dendrite International, Inc. (*)	461,100	7,432,932
Embarcadero Technologies, Inc. (*)	14,350	121,401
EPIQ Systems, Inc. (+) (*)	145,129	2,261,110
Hyperion Solutions Corp. (*)	48,000	1,631,520
Informatica Corp. (*)	142,700	834,795
MicroStrategy, Inc. Cl. A (*)	68,000	2,794,120
NAVTEQ Corp. (*)	3,820	136,145
Red Hat, Inc. (+) (*)	215,990	2,643,718
Take-Two Interactive Software, Inc. (+) (*)	159,610	5,243,189
THQ, Inc. (*)	11,650	226,709
Verint Systems, Inc. (*)	8,750	322,350
		32,442,567

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Cl. A (*)	6,990	161,469

Restaurants — 0.5%
Landry’s Restaurants, Inc.	6,960	189,938
RARE Hospitality International, Inc. (*)	79,820	2,127,203
Red Robin Gourmet Burgers, Inc. (*)	3,270	142,801
		2,459,942

Retail — 2.8%
A.C. Moore Arts & Crafts, Inc. (*)	9,520	235,430
Borders Group, Inc.	89,800	2,227,040
Foot Locker, Inc.	157,700	3,737,490
Insight Enterprises, Inc. (*)	12,040	202,754
Kenneth Cole Productions, Inc. Cl. A	4,890	137,605
O’Reilly Automotive, Inc. (*)	100,610	3,852,357
Tuesday Morning Corp. (*)	73,700	2,278,804
		12,671,480

Telephone Utilities — 1.3%
General Communication, Inc. Cl. A (*)	203,500	1,841,675
Nextel Partners, Inc. Cl. A (+) (*)	150,100	2,488,658
Rural Cellular Corp. Cl. A (+) (*)	217,700	1,499,953
		5,830,286

Transportation — 3.3%
Arkansas Best Corp.	9,740	356,679
CNF, Inc.	45,500	1,865,045
J.B. Hunt Transport Services, Inc. (+)	193,350	7,181,019

6

Kansas City Southern (+) (*)	284,650	$4,318,141
Knight Transportation, Inc. (*)	10,010	214,414
OMI Corp.	8,580	137,452
Sirva, Inc. (*)	15,700	359,530
Yellow Roadway Corp. (*)	6,770	317,445
		14,749,725

TOTAL EQUITIES
(Cost $360,097,619)		422,621,462

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 30.6%
Cash Equivalents — 25.2% (**)
American AAdvanage Select Money Market Fund
		$1,560,148	$1,560,148
Bank of America Bank Note
1.875%	10/19/2004	5,050,601	5,050,601
Bank of America Bank Note
1.880%	12/23/2004	3,885,077	3,885,077
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	680,966	680,966
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	3,108,063	3,108,063
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	1,961,965	1,961,965
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	3,108,063	3,108,063
BGIF Institutional Money Market Fund
		13,986,280	13,986,280
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	6,052,951	6,052,951
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	38,851	38,851
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	7,770,156	7,770,156
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	4,662,093	4,662,093
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	777,016	777,016
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	388,508	388,508
Dreyfus Cash Management Plus, Inc. Money Market Fund
		2,331,047	2,331,047
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	1,165,524	1,165,524
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	3,496,570	3,496,570
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	2,323,277	2,323,277
Freddie Mac Agency Discount Note
1.672%	10/05/2004	6,985,932	6,985,932

7

General Electric Capital Corp.
1.623%	10/08/2004	2,331,048	$2,331,048
General Electric Capital Corp.
1.652%	10/08/2004	2,719,555	2,719,555
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	3,108,063	3,108,063
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	1,554,031	1,554,031
Merrill Lynch Premier Institutional Money Market Fund
		1,761,759	1,761,759
Merrimac Cash Fund, Premium Class
		6,993,141	6,993,141
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	5,128,303	5,128,303
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	3,885,077	3,885,077
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	3,108,063	3,108,063
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	3,108,063	3,108,063
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	5,594,512	5,594,512
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	4,265,815	4,265,815
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	1,165,524	1,165,524
			114,056,042

Repurchase Agreement — 5.4%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		24,615,774	24,615,774

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			138,671,816

TOTAL INVESTMENTS — 123.9%
(Cost $498,769,435) (***)			$561,293,278

Other Assets/(Liabilities) — (23.9%)			(108,147,345)

NET ASSETS — 100.0%			$453,145,933

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $24,616,641. Collaterized by U.S. Government Agency obligations with a rate of 4.445%, maturity date of 02/01/2034, and an aggregate market value, including accrued interest, of $25,846,562.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

8

MassMutual Small Company Growth
Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 97.9%
Advertising — 1.8%
Aquantive, Inc. (*) (+)	120,500	$1,162,825
DoubleClick, Inc. (*)	41,600	245,856
Jupitermedia Corp. (*)	32,800	583,840
Modem Media, Inc. (*)	172,700	929,126
		2,921,647

Air Transportation — 1.0%
JetBlue Airways Corp. (*) (+)	31,700	663,164
Offshore Logistics, Inc. (*)	25,000	860,500
		1,523,664

Apparel, Textiles & Shoes — 3.1%
Cache, Inc. (*)	3,700	55,500
Christopher & Banks Corp.	51,300	821,313
Hot Topic, Inc. (*) (+)	86,600	1,475,664
Phillips-Van Heusen Corp.	45,600	1,015,968
Quiksilver, Inc. (*)	62,000	1,576,040
		4,944,485

Automotive & Parts — 0.5%
Spartan Motors, Inc.	58,600	822,744

Banking, Savings & Loans — 7.3%
Asta Funding, Inc.	42,900	694,551
Cascade Bancorp	22,875	443,775
Columbia Bancorp	33,900	987,846
Commercial Capital Bancorp, Inc. (+)	135,496	3,074,404
Encore Capital Group, Inc. (*)	32,100	605,085
Euronet Worldwide, Inc. (*)	21,300	398,736
ITLA Capital Corp. (*)	2,700	124,740
Placer Sierra Bancshares (*)	35,300	741,300
QC Holdings, Inc. (*) (+)	81,563	1,299,299
Silicon Valley Bancshares (*)	33,500	1,245,195
Sterling Financial Corp. (*)	11,721	413,048
United PanAm Financial Corp. (*)	31,000	558,155
W Holding Co., Inc.	60,500	1,149,500
		11,735,634

Chemicals — 1.1%
Cabot Microelectronics Corp. (*) (+)	11,800	427,750
Symyx Technologies, Inc. (*)	57,800	1,361,190
		1,788,940

Commercial Services — 4.4%
Akamai Technologies, Inc. (*)	19,700	276,785
eResearch Technology, Inc. (*) (+)	61,500	819,795
Exact Sciences Corp. (*)	41,300	136,290
Gevity HR, Inc. (+)	79,800	1,227,324
Icoria, Inc. (*)	250,800	120,384

1

Kosan Biosciences, Inc. (*)	43,700	$251,712
Labor Ready, Inc. (*)	37,400	524,348
Lionbridge Technologies, Inc. (*)	61,300	526,567
Navigant Consulting, Inc. (*) (+)	18,900	415,044
Opsware, Inc. (*) (+)	181,800	1,019,898
Princeton Review, Inc. (*)	49,500	371,250
Strayer Education, Inc. (+)	10,700	1,230,607
WebSideStory, Inc. (*)	10,000	92,500
		7,012,504

Communications — 2.6%
Harmonic, Inc. (*)	52,000	345,800
Polycom, Inc. (*)	152,900	3,030,478
Verso Technologies, Inc. (*)	910,000	864,500
		4,240,778

Computer & Data Processing Services — 0.8%
Digimarc Corp. (*)	145,300	1,313,512

Computer Integrated Systems Design — 3.5%
Avid Technology, Inc. (*)	24,100	1,129,567
Digital Insight Corp. (*)	56,600	771,458
F5 Networks, Inc. (*)	52,400	1,596,104
Jack Henry & Associates, Inc.	59,900	1,124,323
Mentor Graphics Corp. (*)	32,400	355,266
RadiSys Corp. (*)	43,800	611,010
		5,587,728

Computer Programming Services — 1.4%
answerthink, Inc. (*)	149,000	797,150
Shanda Interactive Entertainment Limited ADR (Cayman Islands) (*) (+)	28,000	672,000
Stellent, Inc. (*)	92,500	713,175
		2,182,325

Computer Related Services — 1.7%
Corillian Corp. (*)	204,589	943,155
Identix, Inc. (*)	83,400	555,444
LivePerson, Inc. (*)	61,300	200,451
Navarre Corp. (*) (+)	36,500	528,885
Secure Computing Corp. (*)	71,300	541,167
		2,769,102

Computers & Information — 1.7%
Danka Business Systems PLC ADR (United Kingdom) (*) (+)	226,500	860,700
Immersion Corp. (*) (+)	186,800	995,644
Komag, Inc. (*) (+)	49,200	683,880
Western Digital Corp. (*)	18,800	165,252
		2,705,476

Data Processing & Preparation — 0.6%
HomeStore, Inc. (*)	276,300	638,253
The TriZetto Group, Inc. (*)	50,300	293,249
		931,502

2

Electric Utilities — 0.3%
Plug Power, Inc. (*) (+)	78,000	$499,980

Electrical Equipment & Electronics — 17.0%
Active Power, Inc. (*)	39,900	109,725
Artesyn Technologies, Inc. (*)	10,300	102,794
August Technology Corp. (*)	44,600	306,402
Cognex Corp.	16,400	429,680
Credence Systems Corp. (*) (+)	141,400	1,018,080
Cymer, Inc. (*) (+)	24,200	693,572
Dupont Photomasks, Inc. (*) (+)	25,300	431,112
Electric City Corp. (*) (+)	381,000	525,780
Genesis Microchip, Inc. (*)	123,000	1,660,500
Graftech International Limited (*) (+)	68,000	948,600
Integrated Circuit Systems, Inc. (*) (+)	11,400	245,100
Ixia (*)	90,950	884,034
Lattice Semiconductor Corp. (*) (+)	458,400	2,250,744
Mykrolis Corp. (*)	68,800	692,816
ON Semiconductor Corp. (*)	332,600	1,041,038
On Track Innovations Limited (*) (+)	141,800	1,331,644
Pixelworks, Inc. (*) (+)	341,700	3,420,417
PLX Technology, Inc. (*)	76,000	547,960
Rudolph Technologies, Inc. (*) (+)	63,800	1,068,012
Sanmina-SCI Corp. (*) (+)	135,700	956,685
Silicon Image, Inc. (*)	77,600	980,864
Skyworks Solutions, Inc. (*) (+)	209,800	1,993,100
Spatialight, Inc. (*) (+)	341,500	2,014,850
STATS ChipPAC Limited ADR (Singapore) (*) (+)	78,426	468,987
Trident Microsystems, Inc. (*)	5,000	50,350
Triquint Semiconductor, Inc. (*) (+)	250,500	976,950
Ultra Clean Holdings (*)	62,000	265,360
Universal Display Corp. (*)	14,600	122,932
Varian Semiconductor Equipment Associates, Inc. (*)	34,100	1,053,690
YDI Wireless, Inc. (*)	252,000	652,680
		27,244,458

Energy — 4.9%
Arch Coal, Inc.	27,200	965,328
CAL Dive International, Inc. (*)	25,000	890,500
CARBO Ceramics, Inc.	15,900	1,147,026
Core Laboratories NV (*)	27,100	666,389
Headwaters, Inc. (*)	23,400	722,124
KCS Energy, Inc. (*)	13,900	193,349
Mission Resources Corp. (*)	108,500	682,465
Quicksilver Resources, Inc. (*)	34,200	1,117,314
Range Resources Corp.	10,500	183,645
Stolt Offshore SA Sponsored ADR (United Kingdom) (*) (+)	250,000	1,220,000
		7,788,140

Entertainment & Leisure — 1.1%
Macrovision Corp. (*) (+)	41,300	994,504
The Nautilus Group, Inc.	19,500	440,505
Shuffle Master, Inc. (*) (+)	8,400	314,664
		1,749,673

3

Financial Services — 5.2%
Apollo Investment Corp.	10,700	$151,405
BankAtlantic Bancorp, Inc. Cl. A	30,700	562,424
E Trade Financial Corp. (*)	261,300	2,984,046
East West Bancorp, Inc.	4,500	151,155
Friedman Billings Ramsey Group, Inc. Cl. A (+)	67,000	1,279,700
Greenhill & Co., Inc.	9,700	228,920
Knight Trading Group, Inc. (*) (+)	85,000	784,550
Piper Jaffray Cos. (*)	3,600	142,524
Redwood Trust, Inc. (+)	22,900	1,429,418
Saxon REIT, Inc. REIT (*)	29,800	640,700
		8,354,842

Foods — 0.7%
Panera Bread Co. Cl. A (*) (+)	28,900	1,084,906

Forest Products & Paper — 0.2%
Packaging Corp. of America	16,000	391,520

Healthcare — 2.3%
Alliance Imaging, Inc. (*)	61,100	456,417
Beverly Enterprises, Inc. (*)	27,400	207,418
Covance, Inc. (*)	22,500	899,325
LifePoint Hospitals, Inc. (*) (+)	12,100	363,121
Odyssey Healthcare, Inc. (*) (+)	23,000	408,250
Psychiatric Solutions, Inc. (*)	50,200	1,272,570
		3,607,101

Heavy Machinery — 0.0%
Electroglas, Inc. (*)	25,300	75,394

Home Construction, Furnishings & Appliances — 1.1%
Brookfield Homes Corp.	22,000	579,700
Emerson Radio Corp. (*)	80,000	212,000
Meritage Homes Corp.*	12,800	1,006,080
		1,797,780

Information Retrieval Services — 1.6%
Ask Jeeves, Inc. (*) (+)	21,900	716,349
Avocent Corp. (*)	45,100	1,173,953
FindWhat.com (*) (+)	36,500	683,645
NIC, Inc. (*)	12,500	67,000
		2,640,947

Lodging — 0.2%
Choice Hotels International, Inc.	5,000	287,950

4

Machinery & Components — 4.0%
Axcelis Technologies, Inc. (*)	114,100	$944,748
Briggs & Stratton Corp.	23,100	1,875,720
Brooks Automation, Inc. (*)	107,600	1,522,540
FMC Technologies, Inc. (*)	22,800	761,520
Grant Prideco, Inc. (*)	34,300	702,807
Joy Global, Inc.	18,900	649,782
		6,457,117

Manufacturing — 0.7%
Lam Research Corp. (*) (+)	50,300	1,100,564

Medical Supplies — 2.5%
ADE Corp. (*)	50,700	863,675
Align Technology, Inc. (*) (+)	14,600	223,088
Bioject Medical Technologies, Inc. (*)	33,800	36,504
FEI Co. (*) (+)	87,000	1,719,120
Spectral Diagnostics, Inc. (*)	178,000	249,200
Technology Research Corp.	36,800	252,080
Zoll Medical Corp. (*)	22,300	744,597
		4,088,264

Metals & Mining — 2.4%
Bema Gold Corp. (*)	136,000	433,840
Century Aluminum Co. (*)	18,300	507,459
Cleveland-Cliffs, Inc. (*)	5,200	420,524
Maverick Tube Corp. (*)	20,600	634,686
Minco Mining & Metals Corp. (*)	277,000	318,550
Precision Castparts Corp.	9,100	546,455
Quanex Corp.	13,700	702,536
Steel Dynamics, Inc. (+)	6,200	239,444
		3,803,494

Pharmaceuticals — 12.4%
Alkermes, Inc. (*) (+)	44,200	510,068
Arqule, Inc. (*)	15,000	69,300
Calypte Biomedical Corp. (*)	1,717,000	669,630
Cell Genesys, Inc. (*)	143,400	1,286,298
Columbia Laboratories, Inc. (*)	17,700	53,985
Corixa Corp. (*)	131,500	547,040
Cubist Pharmaceuticals, Inc. (*) (+)	140,300	1,386,164
Dendreon Corp. (*) (+)	112,600	946,966
Discovery Laboratories, Inc. (*)	92,000	616,400
Eon Labs, Inc. (*)	43,500	943,950
Genta, Inc. (*)	165,500	445,195
Guilford Pharmaceuticals, Inc. (*) (+)	40,300	201,500
Halozyme Therapeutics, Inc. (*)	220,800	496,800
Isis Pharmaceuticals, Inc. (*) (+)	156,500	766,850
La Jolla Pharmaceutical Co. (*)	159,700	487,085
Medarex, Inc. (*) (+)	330,500	2,439,090
MGI Pharma, Inc. (*) (+)	47,500	1,267,775
Nuvelo, Inc. (*)	104,800	1,035,424
OraSure Technologies, Inc. (*)	53,500	337,050
Serologicals Corp. (*) (+)	43,000	1,003,190

5

Tanox, Inc. (*)	43,100	$727,097
Taro Pharmaceutical Industries Limited (*)	9,400	219,772
Telik, Inc. (*)	44,900	1,001,270
Third Wave Technologies, Inc. (*)	174,300	1,199,184
Transgenomic, Inc. (*)	72,000	83,520
USANA Health Sciences, Inc. (*) (+)	28,500	991,800
Vasogen, Inc. (*)	16,800	76,944
Viropharma, Inc. (*)	34,900	67,357
		19,876,704

Photography Equipment/Supplies — 0.3%
Sonic Solutions, Inc. (*) (+)	32,100	523,872

Prepackaged Software — 4.5%
Blackboard, Inc. (*)	27,600	473,616
Mobius Management Systems, Inc. (*)	50,500	457,025
Motive, Inc. (*) (+)	21,000	235,830
Onyx Software Corp. (*)	44,550	160,870
Open Solutions, Inc. (*)	21,900	546,843
Open Text Corp. (*)	45,700	788,782
Packeteer, Inc. (*)	113,800	1,230,178
Pinnacle Systems, Inc. (*)	237,800	991,626
RADVision Limited (*)	77,700	748,251
Roxio, Inc. (*) (+)	23,900	122,846
Tibco Software, Inc. (*)	108,000	919,080
TradeStation Group, Inc. (*)	79,100	484,883
		7,159,830

Real Estate — 0.8%
WCI Communities, Inc. (*) (+)	54,500	1,269,850

Restaurants — 0.6%
BJ’s Restaurants, Inc. (*)	10,700	169,809
Red Robin Gourmet Burgers, Inc. (*) (+)	18,900	825,363
		995,172

Retail — 2.0%
Cost Plus, Inc. (*) (+)	23,400	827,892
The J. Jill Group, Inc. (*)	20,500	406,925
Kenneth Cole Productions, Inc. Cl. A	27,200	765,408
Marvel Enterprises, Inc. (*) (+)	43,850	638,456
West Marine, Inc. (*) (+)	22,900	489,602
		3,128,283

Telephone Utilities — 1.1%
Mastec, Inc. (*)	90,200	473,550
Novatel Wireless, Inc. (*) (+)	54,500	1,280,750
		1,754,300

Transportation — 0.5%
OMI Corp.	54,600	874,692

TOTAL EQUITIES
(Cost $164,335,981)		157,034,874

6

	Number of
	Shares	Market Value
MUTUAL FUND — 0.3%

iShares Russell 2000 Index Fund (+)	4,500	$513,090

TOTAL MUTUAL FUND
(Cost $509,820)		513,090

TOTAL LONG TERM INVESTMENTS
(Cost $164,845,801)		157,547,964

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 33.8%
Cash Equivalents — 31.4% (**)
American AAdvanage Select Money Market Fund
		$689,695	$689,695
Bank of America Bank Note
1.875%	10/19/2004	2,232,721	2,232,721
Bank of America Bank Note
1.880%	12/23/2004	1,717,478	1,717,478
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	301,034	301,034
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	1,373,982	1,373,982
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	867,326	867,326
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	1,373,982	1,373,982
BGIF Institutional Money Market Fund
		6,182,920	6,182,920
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	2,675,830	2,675,830
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	17,175	17,175
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	3,434,956	3,434,956
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	2,060,974	2,060,974
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	343,495	343,495
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	171,748	171,748
Dreyfus Cash Management Plus, Inc. Money Market Fund
		1,030,486	1,030,486
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	515,244	515,244

7

Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	$1,545,730	$1,545,730
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	1,027,051	1,027,051
Freddie Mac Agency Discount Note
1.672%	10/05/2004	3,088,273	3,088,273
General Electric Capital Corp.
1.623%	10/08/2004	1,030,488	1,030,488
General Electric Capital Corp.
1.652%	10/08/2004	1,202,234	1,202,234
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	1,373,982	1,373,982
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	686,991	686,991
Merrill Lynch Premier Institutional Money Market Fund
		778,822	778,822
Merrimac Cash Fund, Premium Class
		3,091,460	3,091,460
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	2,267,070	2,267,070
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	1,717,478	1,717,478
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	1,373,982	1,373,982
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	1,373,982	1,373,982
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	2,473,168	2,473,168
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	1,885,791	1,885,791
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	515,244	515,244
			50,420,792

Repurchase Agreement — 2.4%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		3,841,519	3,841,519

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			54,262,311

TOTAL INVESTMENTS — 132.0%
(Cost $219,108,112) (***)			$211,810,275

Other Assets/(Liabilities) — (32.0%)			(51,300,439)

NET ASSETS — 100.0%			$160,509,836

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $3,841,654.  Collateralized by U.S. Government Agency Obligation with a rate of 5.977%, maturity date of 08/01/2031, and an aggregate market value, including accrued interest, of $4,033,595.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

8

MassMutual Emerging Growth Fund —
Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 95.3%
Advertising — 1.9%
Jupitermedia Corp. (*)	45,100	$802,780
Valueclick, Inc. (*)	154,600	1,459,424
		2,262,204

Aerospace & Defense — 0.4%
Engineered Support Systems, Inc.	11,600	529,424

Air Transportation — 0.9%
Forward Air Corp. (*)	27,650	1,106,553

Apparel, Textiles & Shoes — 6.6%
bebe stores, inc. (+)	65,700	1,387,584
Deckers Outdoor Corp. (*) (+)	46,650	1,586,100
Guess ?, Inc. (*)	54,500	970,645
Hot Topic, Inc. (*)	22,700	386,808
Jos. A. Bank Clothiers, Inc. (*) (+)	29,437	814,816
Oxford Industries, Inc.	35,500	1,322,375
Urban Outfitters, Inc. (*)	44,050	1,515,320
		7,983,648

Banking, Savings & Loans — 2.6%
Nara Bancorp, Inc.	38,900	783,835
PrivateBancorp, Inc. (+)	21,650	583,684
Signature Bank (*)	4,300	115,025
Silicon Valley Bancshares (*)	24,800	921,816
UCBH Holdings, Inc.	19,350	756,004
		3,160,364

Building Materials & Construction — 0.6%
Merge Technologies, Inc. (*)	41,450	715,427

Commercial Services — 9.0%
51job, Inc. ADR (China) (*)	3,200	66,400
Aaron Rents, Inc.	39,025	849,184
Bright Horizons Family Solutions, Inc. (*)	14,900	808,921
eResearch Technology, Inc. (*) (+)	49,112	654,663
Global Payments, Inc. (+)	21,250	1,137,937
Heidrick & Struggles International, Inc. (*)	31,550	909,271
Magellan Health Services, Inc. (*)	11,550	422,268
Marlin Business Services Corp. (*)	36,750	689,430
MPS Group, Inc. (*)	86,750	729,567
Navigant Consulting, Inc. (*) (+)	78,500	1,723,860
Netease.com, Inc. Sponsored ADR (China) (*) (+)	14,700	557,571
Resources Connection, Inc. (*)	25,550	965,279
Universal Technical Institute, Inc. (*)	27,200	820,896
Wind River Systems, Inc. (*)	52,500	640,500
		10,975,747

1

Communications — 2.8%
Alvarion Limited (*)	52,200	$675,468
AudioCodes Limited (*) (+)	74,750	941,102
Ditech Communications Corp. (*)	58,850	1,317,651
Openwave Systems, Inc. (*)	39,100	344,862
Research In Motion Limited (*)	1,600	122,144
		3,401,227

Computer Integrated Systems Design — 0.2%
Cogent, Inc. (*)	12,050	219,551

Computer Programming Services — 2.0%
Jamdat Mobile, Inc. (*)	26,700	615,969
Macromedia, Inc. (*)	30,600	614,448
Shanda Interactive Entertainment Limited ADR (Cayman Islands) (*) (+)	51,250	1,230,000
		2,460,417

Computer Related Services — 2.0%
Checkfree Corp. (*) (+)	34,800	962,916
CNET Networks, Inc. (*) (+)	157,550	1,441,582
		2,404,498

Computers & Information — 2.5%
M-Systems Flash Disk Pioneers Limited (*) (+)	90,900	1,501,668
PalmOne, Inc. (*) (+)	12,900	392,676
Scientific Games Corp. Cl. A (*)	57,850	1,104,935
		2,999,279

Electrical Equipment & Electronics — 8.8%
August Technology Corp. (*)	74,550	512,158
Ceradyne, Inc. (*) (+)	27,074	1,188,819
Credence Systems Corp. (*)	49,750	358,200
FormFactor, Inc. (*) (+)	78,800	1,526,356
Ixia (*)	56,850	552,582
Littelfuse, Inc. (*)	11,050	381,556
O2Micro International Limited (*)	64,100	688,434
OmniVision Technologies, Inc. (*)	33,400	472,610
Photon Dynamics, Inc. (*)	30,650	622,195
Power Integrations, Inc. (*) (+)	27,250	556,717
Sigmatel, Inc. (*) (+)	52,350	1,110,343
Tessera Technologies, Inc. (*)	76,100	1,681,810
Virage Logic Corp. (*)	86,750	1,069,627
		10,721,407

Energy — 2.8%
CAL Dive International, Inc. (*)	29,500	1,050,790
Denbury Resources, Inc. (*)	34,000	863,600
Unit Corp. (*)	41,400	1,452,312
		3,366,702

Entertainment & Leisure — 0.7%
Multimedia Games, Inc. (*) (+)	54,350	842,425

2

Financial Services — 3.1%
Accredited Home Lenders Holding Co. (*)	17,250	$664,470
Affiliated Managers Group, Inc. (*) (+)	14,550	779,007
Boston Private Financial Holdings, Inc.	51,250	1,279,200
First Cash Financial Services, Inc. (*)	53,000	1,061,590
		3,784,267

Healthcare — 3.3%
American Healthways, Inc. (*) (+)	41,750	1,215,342
Matria Healthcare, Inc. (*) (+)	37,900	1,072,949
Odyssey Healthcare, Inc. (*) (+)	12,200	216,550
United Surgical Partners International, Inc. (*)	32,230	1,107,101
VistaCare, Inc. Cl. A (*) (+)	29,050	444,756
		4,056,698

Heavy Machinery — 0.4%
ASV, Inc. (*)	2,500	93,575
Hydril (*)	8,400	360,780
		454,355

Information Retrieval Services — 4.8%
Ask Jeeves, Inc. (*) (+)	25,150	822,657
Audible, Inc. (*)	3,200	57,376
Autobytel, Inc. (*) (+)	83,750	751,238
CoStar Group, Inc. (*) (+)	18,651	917,443
Infospace, Inc. (*) (+)	68,400	3,241,476
		5,790,190

Insurance — 2.4%
AMERIGROUP Corp. (*)	18,950	1,065,938
Centene Corp. (*)	19,450	828,181
HealthExtras, Inc. (*)	47,100	656,574
ProAssurance Corp. (*) (+)	10,700	374,714
		2,925,407

Internet Software — 1.1%
WebEx Communications, Inc. (*) (+)	62,516	1,364,099

Lodging — 1.5%
Four Seasons Hotels, Inc. (+)	15,400	987,140
Station Casinos, Inc.	17,400	853,296
		1,840,436

Machinery & Components — 1.9%
Axcelis Technologies, Inc. (*)	64,150	531,162
Grant Prideco, Inc. (*)	69,150	1,416,884
Ultratech, Inc. (*)	22,900	358,843
		2,306,889

Medical Supplies — 4.9%
Advanced Neuromodulation Systems, Inc. (*) (+)	32,950	1,000,033
American Medical Systems Holdings, Inc. (*)	24,600	892,242
BEI Technologies, Inc.	29,650	812,410
Closure Medical Corp. (*)	40,650	578,856
Cytyc Corp. (*) (+)	52,050	1,257,008
Inamed Corp. (*)	8,800	419,496

3

Intuitive Surgical, Inc. (*)	25,250	$624,938
Ventana Medical Systems, Inc. (*)	7,700	388,388
		5,973,371
Metals & Mining — 2.0%
Brush Engineered Materials, Inc. (*)	6,400	132,544
Maverick Tube Corp. (*)	32,500	1,001,325
Steel Dynamics, Inc. (+)	32,200	1,243,564
		2,377,433

Pharmaceuticals — 10.8%
Able Laboratories, Inc. (*)	59,800	1,145,768
Alexion Pharmaceuticals, Inc. (*)	88,350	1,590,300
Angiotech Pharmaceuticals, Inc. (*)	68,100	1,380,387
Atherogenics, Inc. (*) (+)	17,095	563,280
Cypress Bioscience, Inc. (*)	45,150	526,901
Discovery Laboratories, Inc. (*)	136,400	913,880
EPIX Pharmaceuticals, Inc. (*)	28,100	542,611
Inspire Pharmaceuticals, Inc. (*)	62,150	977,620
The Medicines Co. (*) (+)	14,450	348,823
Nabi Biopharmaceuticals (*)	89,600	1,198,848
Nuvelo, Inc. (*)	76,150	752,362
QLT, Inc. (*) (+)	43,300	720,945
Regeneration Technologies, Inc. (*)	54,550	437,491
Rigel Pharmaceuticals, Inc. (*) (+)	53,800	1,361,140
Salix Pharmaceuticals Limited (*)	29,800	641,296
		13,101,652

Photography Equipment/Supplies — 0.6%
Sonic Solutions, Inc. (*) (+)	41,950	684,624

Prepackaged Software — 5.5%
Altiris, Inc. (*) (+)	68,008	2,152,453
Dendrite International, Inc. (*)	60,700	978,484
Epicor Software Corp. (*)	37,600	452,328
Magma Design Automation, Inc. (*) (+)	84,000	1,266,720
MicroStrategy, Inc. Cl. A (*)	11,700	480,753
Open Solutions, Inc. (*)	36,300	906,411
Quest Software, Inc. (*)	44,950	499,844
		6,736,993

Restaurants — 1.6%
P.F. Chang’s China Bistro, Inc. (*) (+)	18,900	916,461
RARE Hospitality International, Inc. (*)	40,600	1,081,990
		1,998,451

Retail — 2.3%
Blue Nile, Inc. (*) (+)	12,000	404,160
Cost Plus, Inc. (*)	17,800	629,764
eCost.com, Inc. (*) (+)	20,300	152,453
Kenneth Cole Productions, Inc. Cl. A	44,000	1,238,160
Tractor Supply Co. (*)	11,600	364,704
		2,789,241

4

Retail - Internet — 1.3%
Priceline.com, Inc. (*) (+)	72,616	$1,609,897

Telephone Utilities — 1.7%
j2 Global Communications, Inc. (*) (+)	35,950	1,135,661
Novatel Wireless, Inc. (*)	39,450	927,075
		2,062,736

Toys, Games — 0.6%
K2, Inc. (*)	51,400	735,534

Transportation — 1.7%
Old Dominion Freight Line, Inc. (*)	21,800	628,058
UTI Worldwide, Inc.	24,450	1,437,905
		2,065,963

TOTAL EQUITIES (Cost $111,981,256)		115,807,109

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Broadcasting, Publishing & Printing
IAC/InterActiveCorp (*)	1,290	$24,381

TOTAL WARRANTS (Cost $11,678)		24,381

TOTAL LONG TERM INVESTMENTS (Cost $111,992,934)		115,831,490

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 35.8%
Cash Equivalents — 31.5% (**)
American AAdvanage Select Money Market Fund
		$523,184	$523,184
Bank of America Bank Note
1.875%	10/19/2004	1,693,680	1,693,680
Bank of America Bank Note
1.880%	12/23/2004	1,302,831	1,302,831
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	228,357	228,357
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	1,042,265	1,042,265
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	657,930	657,930
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	1,042,265	1,042,265
BGIF Institutional Money Market Fund
		4,690,192	4,690,192
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	2,029,811	2,029,811
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	13,028	13,028

5

Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	$2,605,662	$2,605,662
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	1,563,397	1,563,397
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	260,566	260,566
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	130,283	130,283
Dreyfus Cash Management Plus, Inc. Money Market Fund
		781,699	781,699
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	390,849	390,849
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	1,172,548	1,172,548
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	779,093	779,093
Freddie Mac Agency Discount Note
1.672%	10/05/2004	2,342,679	2,342,679
General Electric Capital Corp.
1.623%	10/08/2004	781,698	781,698
General Electric Capital Corp.
1.652%	10/08/2004	911,982	911,982
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	1,042,265	1,042,265
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	521,132	521,132
Merrill Lynch Premier Institutional Money Market Fund
		590,793	590,793
Merrimac Cash Fund, Premium Class
		2,345,096	2,345,096
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	1,719,737	1,719,737
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	1,302,831	1,302,831
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	1,042,265	1,042,265
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	1,042,265	1,042,265
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	1,876,077	1,876,077
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	1,430,509	1,430,509
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	390,849	390,849
			38,247,818

Repurchase Agreement — 4.3%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		5,299,175	5,299,175

6

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)	$43,546,993

TOTAL INVESTMENTS — 131.1% (Cost $155,539,927) (***)	$159,378,483

Other Assets/(Liabilities) — (31.1%)	(37,843,784)

NET ASSETS — 100.0%	$121,534,699

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $5,299,362. Collateralized by U.S. Government Agency obligation with a rate of 5.147%, maturity date of 05/01/2032, and an aggregate market value, including accrued interest, of $5,564,134.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

7

MassMutual International Equity Fund —
Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.8%
Aerospace & Defense — 2.7%
Embraer - Empresa Brasileira de Aeronautica SA, Preference	3,171,519	$20,843,946

Apparel, Textiles & Shoes — 2.6%
Hennes & Mauritz AB Cl. B	419,800	11,572,662
Next PLC	288,680	8,538,000
		20,110,662

Automotive & Parts — 2.8%
Continental AG	208,926	11,372,721
Porsche AG, Preference	13,396	8,715,121
Toyota Motor Corp.	50,000	1,914,245
		22,002,087

Banking, Savings & Loans — 9.0%
ABN Amro Holding NV	254,200	5,784,893
Anglo Irish Bank Corp. PLC	1,251,135	22,937,885
ICICI Bank Limited Sponsored ADR (India) (+)	616,375	8,505,975
Joyo Bank Limited	1,078,000	4,342,430
Mitsubishi Tokyo Financial Group, Inc.	2,002	16,679,217
National Australia Bank	117,000	2,288,456
Royal Bank of Scotland Group PLC	341,010	9,861,162
		70,400,018

Beverages — 2.9%
Foster’s Group Limited	1,739,823	5,959,264
Heineken NV	223,400	6,729,404
Pernod-Ricard SA	73,560	9,774,916
		22,463,584

Broadcasting, Publishing & Printing — 6.1%
British Sky Broadcasting Group PLC	172,253	1,495,731
Gestevision Telecinco SA (*)	168,009	3,043,104
Grupo Televisa SA Sponsored ADR (Mexico)	116,800	6,158,864
Mediaset SpA	543,000	6,165,932
News Corp. Limited (+)	682,594	5,596,506
Societe Television Francaise 1 (+)	237,000	6,735,227
Sogecable SA (+) (*)	68,700	2,770,412
Vivendi Universal SA (*)	345,910	8,895,752
ZEE Telefilms Limited	2,155,302	7,123,526
		47,985,054

Commercial Services — 2.3%
Boskalis Westminster	59,454	1,577,686
BTG PLC (*)	1,951,226	3,462,925
Leighton Holdings Limited (+)	461,573	3,204,233
Prosegur, Compania de Seguridad SA	177,049	2,917,727
Randstad Holdings NV	185,756	6,728,422
		17,890,993

1

Communications — 7.8%
Ericsson (LM) Cl. B (*)	6,794,100	$21,202,440
Nokia Oyj	301,500	4,136,881
SK Telecom Co. Limited ADR (South Korea) (+)	200,256	3,894,979
Tandberg ASA	1,196,100	10,797,561
Vodafone Group PLC	8,934,825	21,418,023
		61,449,884

Computer & Other Data Processing Service — 0.8%
Autonomy Corp. PLC (*)	733,154	2,513,026
NIIT Limited	393,112	1,331,654
NIIT Technologies Limited (*)	589,668	2,133,701
		5,978,381

Computer Related Services — 1.7%
Getronics NV (+) (*)	491,000	1,028,486
Infosys Technologies Limited	304,324	11,217,536
T-Online International AG (*)	113,518	1,234,495
		13,480,517

Computers & Information — 0.8%
Buhrmann NV	318,000	2,402,415
Logitech International SA Registered (*)	85,371	4,128,246
		6,530,661

Cosmetics & Personal Care — 0.7%
L’Oreal	89,030	5,837,919

Electrical Equipment & Electronics — 10.5%
ASM International NV (+) (*)	440,400	5,848,512
Canon, Inc.	229,000	10,751,266
Electrocomponents PLC	995,180	5,604,325
Epcos AG (+) (*)	297,046	4,514,652
Keyence Corp.	32,590	6,846,857
Nidec Corp.	45,500	4,598,332
Nippon Electric Glass Co. Limited	290,000	6,435,126
Omron Corp.	352,021	7,776,688
Samsung Electronics Co. Limited	8,410	3,340,094
Sharp Corp.	612,000	8,416,900
Sony Corp.	159,400	5,470,282
TDK Corp.	52,700	3,509,137
Ushio, Inc.	577,000	9,726,225
		82,838,396

Energy — 2.4%
BP PLC Sponsored ADR (United Kingdom)	136,300	7,841,339
Total SA (+)	56,020	11,424,865
		19,266,204

Entertainment & Leisure — 0.8%
UBI Soft Entertainment SA (+) (*)	46,318	888,035
William Hill PLC	591,540	5,719,872
		6,607,907

2

Financial Services — 5.1%
3i Group PLC	1,071,868	$10,792,362
Collins Stewart Holdings PLC	1,553,651	11,245,575
Marschollek Lautenschlaeger und Partner AG (+)	479,026	7,715,332
Societe Generale Cl. A	93,750	8,311,976
United Internet AG Registered	76,546	1,646,240
		39,711,485

Foods — 1.8%
Cadbury Schweppes PLC	509,060	3,917,736
Carrefour SA	49,540	2,333,712
Nestle SA	15,724	3,605,092
Unilever PLC	483,250	3,936,712
		13,793,252

Heavy Machinery — 2.0%
Technip-Coflexip SA (+)	95,650	15,456,884

Household Products — 0.4%
SEB SA (+)	33,036	3,192,352

Industrial — Diversified — 0.9%
Siemens AG Registered	96,356	7,096,252

Information Retrieval Services — 0.9%
Yahoo Japan Corp. (+) (*)	1,600	7,146,660

Insurance — 3.0%
Alleanza Assicurazioni SpA	347,500	4,022,011
AMP Limited	1,625,469	7,332,665
Ceres Group, Inc. (*) (++)	27,000	175,500
Ceres Group, Inc., Preference (*) (++)	66,772	434,018
Ceres Group, Inc., Preference Callable (*) (++)	900,000	5,850,000
Skandia Forsakrings AB	1,361,100	5,395,262
		23,209,456

Manufacturing — 2.5%
Aalberts Industries NV	334,204	12,143,352
Konica Minolta Holdings, Inc.	572,000	7,819,831
		19,963,183

Medical Supplies — 10.4%
Art Advanced Research Technologies, Inc. (*)	2,215,027	2,677,880
Cie Generale D’Optique Essilor International SA	125,870	8,098,689
Fujisawa Pharmaceutical Co. Limited	130,000	2,928,255
Luxottica Group SpA (+)	474,400	8,485,925
NeuroSearch A/S (*)	251,395	9,550,330
Nicox SA (*)	1,160,730	4,583,356
Novogen Limited (*)	5,576,300	20,037,912
Ortivus AB, A Shares (*)	228,600	910,607
Ortivus AB, B Shares (*)	679,410	2,463,727
Sanofi-Aventis (+)	136,613	9,932,398
Shionogi & Co. Limited	347,000	4,970,992
SkyePharma PLC (*)	2,871,700	2,987,310
Terumo Corp.	164,500	3,743,309
		81,370,690

3

Metals & Mining — 3.0%
Cia Vale do Rio Doce Preferred Sponsored ADR (Brazil)	517,100	$9,954,175
Impala Platinum Holdings Limited	97,300	7,799,643
Rio Tinto PLC	221,489	5,965,519
		23,719,337

Pharmaceuticals — 5.8%
AstraZeneca PLC	35,540	1,457,850
Dr. Reddy’s Laboratories Limited ADR (India)	142,400	2,295,488
GlaxoSmithKline PLC	279,760	6,039,092
H. Lundbeck AS (+)	355,500	6,442,653
Marshall Edwards, Inc. (*)	1,745,300	14,883,136
Schering AG	104,632	6,612,991
Takeda Pharmaceutical Co. Limited	95,000	4,309,456
Teva Pharmaceutical Sponsored ADR (Israel) (+)	121,800	3,160,710
		45,201,376

Real Estate — 2.7%
Daito Trust Construction Co. Limited	135,912	5,513,179
Solidere GDR (Lebanon) (*) (+++)	926,087	7,630,957
Sumitomo Realty & Development Co. Limited	783,000	8,332,798
		21,476,934

Retail — 2.8%
Compagnie Financiere Richemont AG, A Units	144,170	3,996,914
Dixons Group PLC	2,874,201	8,890,419
LG Home Shopping, Inc.	146,722	5,682,297
Takashimaya Co. Limited	176,206	1,465,877
Woolworths Limited	214,800	2,119,105
		22,154,612

Telephone Utilities — 1.9%
KDDI Corp.	2,017	9,789,526
Telecom Italia Mobile SpA	1,028,200	5,547,884
		15,337,410

Transportation — 2.7%
Amadeus Global Travel Distribution SA Cl. A	689,479	5,464,768
Carnival Corp.	138,400	6,544,936
Hyundai Heavy Industries Co. Limited	222,406	6,002,128
Tsakos Energy Navigation Limited	96,894	3,405,824
		21,417,656

TOTAL EQUITIES (Cost $680,214,544)		783,933,752

4

	Number of
	Shares	Market Value
WARRANTS — 0.0%
Insurance
Ceres Group, Inc. Warrants, Series C-1 (*) (++)	30,048	$195,312
Ceres Group, Inc. Warrants, Series D (*) (++)	2,700	17,550
		212,862

TOTAL WARRANTS (Cost $0)		212,862

TOTAL LONG TERM INVESTMENTS (Cost $680,214,544)		784,146,614

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 11.6%
Cash Equivalents — 10.9% (**)
American AAdvanage Select Money Market Fund
		$1,170,327	$1,170,327
Bank of America Bank Note
1.875%	10/19/2004	3,788,650	3,788,650
Bank of America Bank Note
1.880%	12/23/2004	2,914,346	2,914,346
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	510,819	510,819
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	2,331,477	2,331,477
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	1,471,745	1,471,745
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	2,331,477	2,331,477
BGIF Institutional Money Market Fund
		10,491,647	10,491,647
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	4,540,552	4,540,552
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	29,143	29,143
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	5,828,693	5,828,693
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	3,497,216	3,497,216
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	582,870	582,870
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	291,435	291,435
Dreyfus Cash Management Plus, Inc. Money Market Fund
		1,748,608	1,748,608
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	874,304	874,304
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	2,622,912	2,622,912
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	1,742,779	1,742,779
Freddie Mac Agency Discount Note
1.672%	10/05/2004	5,240,416	5,240,416
General Electric Capital Corp.
1.623%	10/08/2004	1,748,608	1,748,608

5

General Electric Capital Corp.
1.652%	10/08/2004	$2,040,043	$2,040,043
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	2,331,477	2,331,477
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	1,165,739	1,165,739
Merrill Lynch Premier Institutional Money Market Fund
		1,321,563	1,321,563
Merrimac Cash Fund, Premium Class
		5,245,824	5,245,824
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	3,846,937	3,846,937
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	2,914,346	2,914,346
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	2,331,477	2,331,477
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	2,331,477	2,331,477
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	4,196,659	4,196,659
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	3,199,952	3,199,952
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	874,304	874,304
			85,557,822

Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		5,873,027	5,873,027

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			91,430,849

TOTAL INVESTMENTS — 111.4% (Cost $771,645,393) (***)			$875,577,463

Other Assets/(Liabilities) — (11.4%)			(89,911,352)

NET ASSETS — 100.0%			$785,666,111

Notes to Portfolio of Investments

ADR - American Depository Receipt.

GDR - Global Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $5,873,234. Collaterized by U.S. Government Agency obligation with a rate of 3.875%, maturity date 05/25/2028, and an aggregate market value, including accrued interest, of $6,166,678.

(+)                                 Denotes all or a portion of security on loan.

(++)                          This security is valued in good faith under procedures established by the board of directors.

(+++)                   Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to a value of $7,630,957 or 1.0% of net assets.

The accompanying notes are an integral part of portfolio of investments.

6

MassMutual Overseas Fund —
Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 97.8%
Advertising — 2.3%
Aegis Group PLC	2,512,800	$4,411,205
Publicis Groupe (+)	246,000	7,043,002
		11,454,207

Apparel, Textiles & Shoes — 3.0%
Adidas-Salomon AG	9,380	1,310,788
Ansell Limited (+)	190,600	1,221,710
Chargeurs SA (+)	18,058	610,076
Fast Retailing Co.	23,400	1,590,027
Giordano International Limited	3,404,000	1,877,867
Next PLC	103,820	3,070,580
Puma AG Rudolf Dassler Sport	10,180	2,731,950
Toray Industries, Inc.	493,000	2,289,711
		14,702,709

Automotive & Parts — 5.0%
Autoliv ASP, Inc.	33,318	1,334,543
Bayerische Motoren Werke AG	173,600	7,145,794

Compagnie Generale des Etablissements Michelin Cl. B	54,500	2,773,886
Continental AG	46,270	2,518,671
Hyundai Motor Co. Limited	35,440	1,632,714
Lafarge SA	32,942	2,890,079
Toyota Motor Corp.	92,700	3,549,010
Volvo AB Cl. B	64,040	2,264,740
Yamaha Motor Co. Limited	69,200	1,048,415
		25,157,852

Banking, Savings & Loans — 14.7%
Aiful Corp.	18,400	1,804,519
Alpha Bank A.E.	69,816	1,781,601
Anglo Irish Bank Corp. PLC	140,740	2,580,279
Australia & New Zealand Banking Group Limited	483,300	6,656,613
Banco Popolare di Verona e Novara Scrl	185,900	3,261,965
Bank of Ireland	545,500	7,351,351
Bank of Ireland	96,000	1,294,374
BNP Paribas SA	69,800	4,516,357
Commonwealth Bank of Australia	81,420	1,779,874
Credit Agricole SA	130,104	3,554,531
Credit Suisse Group (*)	168,700	5,396,439
DnB Nor ASA	150,440	1,190,529
Erste Bank der oesterreichischen Sparkassen AG	99,452	4,142,339
HSBC Holdings PLC	103,250	1,643,370
Lloyds TSB Group PLC	765,000	5,981,090
Mitsubishi Tokyo Financial Group, Inc.	170	1,416,317
Royal Bank of Scotland Group PLC	123,911	3,583,198
Sanpaolo IMI SpA	255,900	2,889,399
Sumitomo Mitsui Financial Group, Inc. (+)	380	2,171,797
UniCredito Italiano SpA	793,000	4,001,793
United Overseas Bank Limited	561,000	4,563,706
Yokohama Bank Limited	273,000	1,466,254
		73,027,695

1

Beverages — 5.0%
Diageo PLC	747,000	$9,336,771
Heineken Holding NV Cl. A (+)	196,250	5,278,385
Heineken NV	32,250	971,456
Lotte Chilsung Beverage Co. Limited	4,130	2,976,441
Pernod-Ricard SA	47,645	6,331,238
		24,894,291

Broadcasting, Publishing & Printing — 6.4%
British Sky Broadcasting Group PLC	390,000	3,386,502
Grupo Televisa SA Sponsored ADR (Mexico) (+)	119,700	6,311,781
John Fairfax Holdings Limited (+)	1,428,400	3,840,230
Pearson PLC	240,050	2,567,923
Reed Elsevier PLC	784,500	6,892,323
Vivendi Universal SA (*)	348,300	8,957,216
		31,955,975

Chemicals — 5.0%
Akzo Nobel, Inc.	192,500	6,802,400
BASF AG	20,580	1,209,005
Givaudan SA Registered	9,450	5,749,614
Lonza Group AG Registered	141,500	6,399,076
Syngenta AG (*)	47,500	4,533,774
		24,693,869

Commercial Services — 2.6%
ABB Limited (*)	248,099	1,516,651
Abertis Infraestructuras SA	92,960	1,735,879
Accenture Limited Cl. A (*)	56,840	1,537,522
Michael Page International PLC	980,800	3,285,715
Mitsui & Co. Limited	417,000	3,489,460
Yamato Transport Co. Limited	93,000	1,279,955
		12,845,182

Communications — 5.5%
America Movil SA de CV Sponsored ADR Series L (Mexico)	67,280	2,625,938
Deutsche Telekom AG (*)	73,480	1,365,015
Ericsson (LM) Cl. B (*)	669,740	2,090,067
mmO2 PLC (*)	709,387	1,262,727
Mobile Telesystems OJSC Sponsored ADR (Russia)	11,259	1,632,442
SK Telecom Co. Limited	38,630	5,894,271
Telefonica SA	261,108	3,905,850
Telenor ASA	206,540	1,572,989
Vodafone Group PLC	3,031,360	7,266,593
		27,615,892

Computer Related Services — 1.6%
Meitec Corp.	127,700	4,587,819
SAP AG	22,150	3,447,510
		8,035,329

2

Electric Utilities — 0.9%
E.ON AG	24,720	$1,824,578
Gamesa Corporacion Tecnologica SA	97,410	1,431,087
Huaneng Power International, Inc.	1,762,000	1,423,782
		4,679,447

Electrical Equipment & Electronics — 2.3%
Olympus Corp.	200,000	3,855,880
Omron Corp.	57,000	1,259,218
Samsung Electronics Co. Limited	3,870	1,536,999
Schneider Electric SA	36,970	2,397,053
Sharp Corp.	161,000	2,214,250
		11,263,400

Energy — 5.4%
BP PLC	1,131,770	10,823,746
EnCana Corp.	68,760	3,170,279
Norsk Hydro ASA	38,030	2,769,501
Schlumberger Limited	17,370	1,169,175
Statoil ASA	139,580	2,004,125
Total SA (+)	34,700	7,076,809
		27,013,635

Entertainment & Leisure — 0.3%
OPAP SA	66,210	1,283,376

Financial Services — 6.2%
Daiwa Securities Group, Inc.	291,000	1,842,634
Deutsche Boerse AG (+)	128,600	6,512,458
Euronext	283,600	8,082,036
ING Groep NV	161,610	4,079,312
Man Group PLC	54,446	1,172,580
ORIX Corp.	28,400	2,899,857
Societe Generale Cl. A	33,370	2,958,620
UBS AG Registered	50,460	3,557,252
		31,104,749

Food Retailers — 0.0%
J Sainsbury PLC	641,000	—

Foods — 4.2%
Cadbury Schweppes PLC	884,600	6,807,900
Nestle SA	32,700	7,497,233
Royal Numico NV (*)	75,080	2,393,443
Tesco PLC	846,320	4,370,632
		21,069,208

Healthcare — 0.3%
Fresenius Medical Care AG (+)	19,140	1,467,398

Heavy Construction — 1.4%
ACS, Actividades de Construccion y Servicios SA	94,311	1,720,042
Grupo Ferrovial SA	48,941	2,187,396
Vinci SA	25,887	2,981,335
		6,888,773

3

Heavy Machinery — 0.9%
Daikin Industries Limited	45,000	$1,088,019
Komatsu Limited	66,000	423,971
Metso OYJ	234,200	3,012,767
		4,524,757

Home Construction, Furnishings & Appliances — 0.5%
Matsushita Electric Industrial Co. Limited	100,000	1,334,485
TOTO Limited	118,000	1,023,598
		2,358,083

Household Products — 1.9%
Henkel KGaA (+)	84,100	5,850,195
Reckitt Benckiser PLC	145,483	3,566,479
		9,416,674

Industrial - Diversified — 0.9%
Enodis PLC (*)	777,300	1,176,048
Tyco International Limited (+)	100,680	3,086,849
		4,262,897

Insurance — 1.6%
AXA SA	169,239	3,431,973
Legal & General Group PLC	1,535,490	2,763,138
QBE Insurance Group Limited	202,220	1,918,776
		8,113,887

Medical Supplies — 3.4%
Cie Generale D’Optique Essilor International SA	22,590	1,453,479
Hoya Corp.	38,900	4,076,015
Orbotech Limited (*)	39,100	683,859
Sanofi-Aventis (+)	58,018	4,208,208
Smith & Nephew PLC	525,160	4,834,678
Synthes, Inc. (*)	16,440	1,792,081
		17,048,320

Metals & Mining — 1.1%
BHP Billiton Limited	539,660	5,586,643

Oil & Gas — 0.6%
Ente Nazionale Idrocarburi SpA	137,450	3,080,637

Pharmaceuticals — 8.8%
Alcon, Inc. (+)	14,250	1,142,850
AstraZeneca PLC	38,940	1,597,318
Chugai Pharmaceutical Co. Limited	126,099	1,817,877
GlaxoSmithKline PLC	466,700	10,074,507
Haw Par Corp. Limited	1,349	3,975
Novartis AG	293,640	13,680,857
Roche Holding AG	58,859	6,089,383

4

Takeda Pharmaceutical Co. Limited	171,200	$7,766,094
Teva Pharmaceutical Sponsored ADR (Israel) (+)	67,730	1,757,594
		43,930,455

Restaurants — 0.2%
Enterprise Inns PLC	111,660	1,152,403

Retail — 4.0%
Compagnie Financiere Richemont AG, A Units	56,570	1,568,325
Esprit Holdings Limited	380,000	1,930,699
Li & Fung Limited	640,000	917,721
Metro AG	40,030	1,788,815
Shoppers Drug Mart Corp. (CAD) (*)	71,734	1,938,527
Signet Group PLC	3,224,000	6,691,270
The Swatch Group AG Cl. B	26,300	3,558,176
Wolseley PLC	86,550	1,479,314
		19,872,847

Telephone Utilities — 0.3%
Amdocs Limited (*)	58,240	1,271,379

Transportation — 1.5%
A.P. Moller - Maersk A/S	180	1,382,061
Associated British Ports Holdings PLC	782,200	6,247,742
		7,629,803

TOTAL EQUITIES (Cost $437,694,442)		487,401,772

	Number of
	Shares	Market Value
RIGHTS - 0.5%
Electric Utilities
Terna SpA (+) (*)	1,048,384	$2,495,019

TOTAL RIGHTS (Cost $2,289,136)		2,495,019

MUTUAL FUND - 0.3%
Financial Services
iShares MSCI EAFE Index Fund (+)	10,000	1,414,100

TOTAL MUTUAL FUND (Cost $1,376,108)		1,414,100

TOTAL LONG TERM INVESTMENTS (Cost $441,359,686)		491,310,891

5

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 9.4%
Cash Equivalents — 7.3% (**)
American AAdvanage Select Money Market Fund
		$500,965	$500,965
Bank of America Bank Note
1.875%	10/19/2004	1,621,755	1,621,755
Bank of America Bank Note
1.880%	12/23/2004	1,247,504	1,247,504
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	218,659	218,659
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	998,002	998,002
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	629,989	629,989
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	998,002	998,002
BGIF Institutional Money Market Fund
		4,491,013	4,491,013
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	1,943,610	1,943,610
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	12,475	12,475
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	2,495,007	2,495,007
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	1,497,005	1,497,005
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	249,501	249,501
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	124,750	124,750
Dreyfus Cash Management Plus, Inc. Money Market Fund
		748,502	748,502
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	374,251	374,251
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	1,122,753	1,122,753
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	746,008	746,008
Freddie Mac Agency Discount Note
1.672%	10/05/2004	2,243,192	2,243,192
General Electric Capital Corp.
1.623%	10/08/2004	748,502	748,502
General Electric Capital Corp.
1.652%	10/08/2004	873,252	873,252
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	998,002	998,002
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	499,001	499,001
Merrill Lynch Premier Institutional Money Market Fund
		565,703	565,703
Merrimac Cash Fund, Premium Class
		2,245,506	2,245,506

6

Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	$1,646,705	$1,646,705
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	1,247,504	1,247,504
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	998,002	998,002
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	998,002	998,002
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	1,796,405	1,796,405
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	1,369,758	1,369,758
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	374,251	374,251
			36,623,536

Repurchase Agreement — 2.1%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)	10,456,137		10,456,137

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			47,079,673

TOTAL INVESTMENTS — 108.0% (Cost $488,439,359) (***)			$538,390,564

Other Assets/(Liabilities) — (8.0%)			(39,784,380)

NET ASSETS — 100.0%			$498,606,184

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $10,456,506. Collaterized by U.S. Government Agency obligation with a rate of 4.50%, maturity date of 03/25/2018, and an aggregate market value, including accrued interest, of $10,978,944.

(+)                                 Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

7

MassMutual Destination Retirement
Income Fund — Portfolio of
Investments

September 30, 2004 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Core Bond Fund, Class S	2,516,656	$28,689,881
MassMutual Diversified Bond Fund, Class S (*)	2,459,519	27,054,710
MassMutual Growth Equity Fund, Class S (*)	1,970,360	14,501,851
MassMutual Inflation-Protected Bond Fund, Class S (*)	2,730,525	28,861,644
MassMutual Large Cap Value Fund, Class S (*)	1,538,012	14,980,240
MassMutual Money Market Fund, Class S	8,297,668	8,297,668
MassMutual Overseas Fund, Class S (*)	842,349	8,389,798
MassMutual Short-Duration Bond Fund, Class S (*)	2,375,119	25,128,764
MassMutual Small Cap Equity Fund, Class S	864,952	11,815,245
		167,719,801

TOTAL MUTUAL FUNDS (Cost $165,605,724) (**)		167,719,801

TOTAL INVESTMENTS — 100.0%

Other Assets/(Liabilities) — (0.0%)		(40,608)

NET ASSETS — 100.0%		$167,679,193

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

1

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund’s net assets as of September 30, 2004:

	Principal Amount	Market Value
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bill
1.085% 10/7/2004	$217,838	$217,798
U.S. Treasury Bill
1.090% 10/14/2004	127,798	127,748
U.S. Treasury Bill
1.345% 11/18/2004	167,676	167,375
U.S. Treasury Bond
6.125% 11/15/2027 - 8/15/2029	1,271,231	1,480,366
U.S. Treasury Bond
6.875% 8/15/2025	119,301	149,797
U.S. Treasury Bond
7.125% 2/15/2023	229,514	292,666
U.S. Treasury Bond
7.500% 11/15/2016	147,274	189,248
U.S. Treasury Bond
8.875% 8/15/2017	321,066	458,171
U.S. Treasury Inflation Index
1.875% 7/15/2013	2,437,368	2,480,403
U.S. Treasury Inflation Index
2.000% 1/15/2014 - 7/15/2014	3,325,174	3,406,034
U.S. Treasury Inflation Index
2.375% 1/15/2025	674,159	702,495
U.S. Treasury Inflation Index
3.000% 7/15/2012	2,842,148	3,148,567
U.S. Treasury Inflation Index
3.375% 1/15/2012 - 4/15/2032	1,352,269	1,615,170
U.S. Treasury Inflation Index
3.500% 1/15/2011	1,414,646	1,600,761
U.S. Treasury Inflation Index
3.625% 1/15/2008 - 4/15/2028	5,640,927	6,583,822
U.S. Treasury Inflation Index
3.875% 1/15/2009 - 4/15/2029	6,222,212	7,539,549
U.S. Treasury Inflation Index
4.250% 1/15/2010	1,474,147	1,713,236
U.S. Treasury Note
1.875% 11/30/2005	1,103,000	1,098,174
U.S. Treasury Note
2.000% 5/15/2006	358,475	356,066
U.S. Treasury Note
3.375% 11/15/2008	3,411,934	3,437,523
U.S. Treasury Note
4.000% 2/15/2014	1,623,261	1,611,087
U.S. Treasury Note
4.375% 5/15/2007	661,800	688,272
U.S. Treasury Note
5.000% 8/15/2011	3,472,077	3,731,940
U.S. Treasury Note
6.500% 10/15/2006	787,050	847,309
		$43,643,577

MassMutual Destination Retirement
2010 Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.2%
Financial Services
MassMutual Core Bond Fund, Class S	134,331	$1,531,375
MassMutual Diversified Bond Fund, Class S (*)	139,346	1,532,805
MassMutual Fundamental Value Fund, Class S (*)	49,763	503,101
MassMutual Growth Equity Fund, Class S (*)	146,566	1,078,724
MassMutual Inflation-Protected Bond Fund, Class S (*)	145,678	1,539,812
MassMutual Large Cap Value Fund, Class S (*)	62,135	605,198
MassMutual Mid Cap Growth Equity II Fund, Class S (*)	42,859	511,734
MassMutual Money Market Fund, Class S	501,080	501,080
MassMutual Overseas Fund, Class S (*)	71,415	711,298
MassMutual Short-Duration Bond Fund, Class S (*)	95,826	1,013,836
MassMutual Small Cap Equity Fund, Class S	44,797	611,932
		10,140,895

TOTAL MUTUAL FUNDS (Cost $10,016,062) (**)		10,140,895

TOTAL INVESTMENTS — 100.2%

Other Assets/(Liabilities) — (0.2%)		(19,593)

NET ASSETS — 100.0%		$10,121,302

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

1

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund’s net assets as of September 30, 2004:

	Principal Amount	Market Value
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bill
1.085% 10/7/2004	$13,181	$13,179
U.S. Treasury Bill
1.090% 10/14/2004	7,733	7,730
U.S. Treasury Bill
1.345% 11/18/2004	10,146	10,128
U.S. Treasury Bond
6.125% 11/15/2027 - 8/15/2029	70,523	82,127
U.S. Treasury Bond
6.875% 8/15/2025	6,358	7,984
U.S. Treasury Bond
7.125% 2/15/2023	12,789	16,309
U.S. Treasury Bond
7.500% 11/15/2016	7,849	10,086
U.S. Treasury Bond
8.875% 8/15/2017	17,112	24,419
U.S. Treasury Inflation Index
1.875% 7/15/2013	130,053	132,349
U.S. Treasury Inflation Index
2.000% 1/15/2014	177,424	181,738
U.S. Treasury Inflation Index
2.375% 1/15/2025	35,972	37,484
U.S. Treasury Inflation Index
3.000% 7/15/2012	151,651	168,001
U.S. Treasury Inflation Index
3.375% 1/15/2012 - 4/15/2032	72,154	86,182
U.S. Treasury Inflation Index
3.500% 1/15/2011	75,482	85,413
U.S. Treasury Inflation Index
3.625% 1/15/2008 - 4/15/2028	300,988	351,298
U.S. Treasury Inflation Index
3.875% 1/15/2009 - 4/15/2029	330,844	400,987
U.S. Treasury Inflation Index
4.250% 1/15/2010	78,657	91,415
U.S. Treasury Note
1.875% 11/30/2005	62,500	62,227
U.S. Treasury Note
2.000% 5/15/2006	20,313	20,176
U.S. Treasury Note
3.375% 11/15/2008	188,075	189,485
U.S. Treasury Note
4.000% 2/15/2014	86,461	85,813
U.S. Treasury Note
4.375% 5/15/2007	37,500	39,000
U.S. Treasury Note
5.000% 8/15/2011	154,559	166,127
U.S. Treasury Note
6.500% 10/15/2006	31,725	34,154
		$2,303,811

MassMutual Destination Retirement

2020 Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Aggressive Growth Fund, Class S (*)	3,545,590	$19,146,187
MassMutual Core Bond Fund, Class S	2,247,340	25,619,678
MassMutual Diversified Bond Fund, Class S (*)	2,140,613	23,546,747
MassMutual Focused Value Fund, Class S	604,600	10,356,791
MassMutual Fundamental Value Fund, Class S (*)	1,880,173	19,008,550
MassMutual Growth Equity Fund, Class S (*)	2,504,169	18,430,681
MassMutual Inflation-Protected Bond Fund, Class S (*)	2,413,786	25,513,722
MassMutual Large Cap Value Fund, Class S (*)	1,960,591	19,096,159
MassMutual Mid Cap Growth Equity II Fund, Class S (*)	908,653	10,849,311
MassMutual Overseas Fund, Class S (*)	1,927,865	19,201,539
MassMutual Short-Duration Bond Fund, Class S (*)	1,003,500	10,617,035
MassMutual Small Cap Equity Fund, Class S	781,103	10,669,863
		212,056,263

TOTAL MUTUAL FUNDS (Cost $211,295,827) (**)		212,056,263

TOTAL INVESTMENTS — 100.0%

Other Assets/(Liabilities) — (0.0%)		(62,034)

NET ASSETS — 100.0%		$211,994,229

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

1

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund’s net assets as of September 30, 2004:

	Principal Amount	Market Value
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bond
6.125% 11/15/2027 - 8/15/2029	$1,117,228	$1,301,008
U.S. Treasury Bond
6.875% 8/15/2025	106,650	133,912
U.S. Treasury Bond
7.125% 2/15/2023	201,315	256,709
U.S. Treasury Bond
7.500% 11/15/2016	131,657	169,179
U.S. Treasury Bond
8.875% 8/15/2017	287,019	409,585
U.S. Treasury Inflation Index
1.875% 7/15/2013	2,154,756	2,192,801
U.S. Treasury Inflation Index
2.000% 1/15/2014 - 7/15/2014	2,939,621	3,011,106
U.S. Treasury Inflation Index
2.375% 1/15/2025	595,991	621,041
U.S. Treasury Inflation Index
3.000% 7/15/2012	2,512,602	2,783,492
U.S. Treasury Inflation Index
3.375% 1/15/2012 - 4/15/2032	1,195,473	1,427,891
U.S. Treasury Inflation Index
3.500% 1/15/2011	1,250,619	1,415,153
U.S. Treasury Inflation Index
3.625% 1/15/2008 - 4/15/2028	4,986,864	5,820,430
U.S. Treasury Inflation Index
3.875% 1/15/2009 - 4/15/2029	5,444,911	6,602,445
U.S. Treasury Inflation Index
4.25% 1/15/2010	1,303,220	1,514,587
U.S. Treasury Note
1.875% 11/30/2005	960,300	956,099
U.S. Treasury Note
2.000% 5/15/2006	312,098	310,001
U.S. Treasury Note
3.375% 11/15/2008	3,006,950	3,029,503
U.S. Treasury Note
4.000% 2/15/2014	1,348,272	1,338,160
U.S. Treasury Note
4.375% 5/15/2007	576,180	599,227
U.S. Treasury Note
5.000% 8/15/2011	1,935,093	2,079,922
U.S. Treasury Note
6.500% 10/15/2006	333,450	358,980
		$36,331,231

MassMutual Destination Retirement

2030 Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Aggressive Growth Fund, Class S (*)	3,736,996	$20,179,777
MassMutual Diversified Bond Fund, Class S (*)	1,080,905	11,889,955
MassMutual Emerging Growth Fund, Class S (*)	1,860,342	9,562,156
MassMutual Focused Value Fund, Class S	478,564	8,197,803
MassMutual Fundamental Value Fund, Class S (*)	2,150,981	21,746,418
MassMutual Growth Equity Fund, Class S (*)	2,861,515	21,060,753
MassMutual Inflation-Protected Bond Fund, Class S (*)	1,276,814	13,495,919
MassMutual Large Cap Value Fund, Class S (*)	2,070,645	20,168,079
MassMutual Mid Cap Growth Equity II Fund, Class S (*)	718,695	8,581,217
MassMutual Overseas Fund, Class S (*)	2,205,383	21,965,617
MassMutual Small Company Value Fund, Class S	798,231	10,400,952
		167,248,646

TOTAL MUTUAL FUNDS (Cost $167,531,870) (**)		167,248,646

TOTAL INVESTMENTS — 100.0%

Other Assets/(Liabilities) — (0.0%)		(56,986)

NET ASSETS — 100.0%		$167,191,660

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

1

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund’s net assets as of September 30, 2004:

	Principal Amount	Market Value
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bond
6.125% 8/15/2029	$361,810	$421,678
U.S. Treasury Bond
7.125% 2/15/2023	72,750	92,768
U.S. Treasury Inflation Index
1.875% 7/15/2013	1,139,399	1,159,517
U.S. Treasury Inflation Index
2.000% 1/15/2014 - 7/15/2014	1,554,422	1,592,223
U.S. Treasury Inflation Index
2.375% 1/15/2025	315,150	328,396
U.S. Treasury Inflation Index
3.000% 7/15/2012	1,328,622	1,471,864
U.S. Treasury Inflation Index
3.375% 1/15/2012 - 4/15/2032	632,146	755,045
U.S. Treasury Inflation Index
3.500% 1/15/2011	661,306	748,310
U.S. Treasury Inflation Index
3.625% 1/15/2008 - 4/15/2028	2,636,971	3,077,746
U.S. Treasury Inflation Index
3.875% 1/15/2009 - 4/15/2029	2,784,660	3,384,798
U.S. Treasury Inflation Index
4.250% 1/15/2010	689,121	800,888
U.S. Treasury Note
1.875% 11/30/2005	485,000	482,878
U.S. Treasury Note
2.000% 5/15/2006	157,625	156,566
U.S. Treasury Note
3.375% 11/15/2008	813,588	819,689
U.S. Treasury Note
4.000% 2/15/2014	305,550	303,258
U.S. Treasury Note
4.375% 5/15/2007	291,000	302,640
U.S. Treasury Note
5.000% 8/15/2011	195,940	210,605
		$16,108,869

MassMutual Destination Retirement

2040 Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Aggressive Growth Fund, Class S (*)	2,786,365	$15,046,372
MassMutual Emerging Growth Fund, Class S (*)	1,103,189	5,670,390
MassMutual Focused Value Fund, Class S	341,928	5,857,232
MassMutual Fundamental Value Fund, Class S (*)	1,477,866	14,941,221
MassMutual Growth Equity Fund, Class S (*)	1,965,344	14,464,929
MassMutual Large Cap Value Fund, Class S (*)	1,541,929	15,018,391
MassMutual Mid Cap Growth Equity II Fund, Class S (*)	513,736	6,134,006
MassMutual Overseas Fund, Class S (*)	1,514,789	15,087,294
MassMutual Small Company Value Fund, Class S	554,671	7,227,365
		99,447,200

TOTAL MUTUAL FUNDS (Cost $99,840,681) (**)		99,447,200

TOTAL INVESTMENTS — 100.0%

Other Assets/(Liabilities) — (0.0%)		(38,105)

NET ASSETS — 100.0%		$99,409,095

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

1

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MassMutual Institutional Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’): MassMutual Money Market Fund (“Money Market Fund”), MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MassMutual Core Bond Fund (‘‘Core Bond Fund’’), MassMutual Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Balanced Fund (‘‘Balanced Fund’’), MassMutual Strategic Balanced Fund (“Strategic Balanced Fund”), MassMutual Core Value Equity Fund (‘‘Core Value Equity Fund’’), MassMutual Fundamental Value Fund (“Fundamental Value Fund”), MassMutual Value Equity Fund (“Value Equity Fund”), MassMutual Large Cap Value Fund (“Large Cap Value Fund”), MassMutual Indexed Equity Fund (“Indexed Equity Fund”), MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”), MassMutual Large Cap Growth Fund (“Large Cap Growth Fund”),  MassMutual Growth Equity Fund (“Growth Equity Fund”), MassMutual Aggressive Growth Fund (“Aggressive Growth Fund”), MassMutual OTC 100 Fund (“OTC 100 Fund”), MassMutual Focused Value Fund (“Focused Value Fund”), MassMutual Small Company Value Fund (“Small Company Value Fund”),  MassMutual Small Cap Equity Fund (“Small Cap Equity Fund”), MassMutual Mid Cap Growth Equity Fund (“Mid Cap Growth Equity Fund”), MassMutual Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”), MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MassMutual Small Company Growth Fund (“Small Company Growth Fund”),  MassMutual Emerging Growth Fund (“Emerging Growth Fund”), MassMutual International Equity Fund (‘‘International Equity Fund’’), MassMutual Overseas Fund (“Overseas Fund”), MassMutual Destination Retirement Income Fund (“Destination Retirement Income Fund”), MassMutual Destination Retirement 2010 Fund (“Destination Retirement 2010 Fund”), MassMutual Destination Retirement 2020 Fund (“Destination Retirement 2020 Fund”), MassMutual Destination Retirement 2030 Fund (“Destination Retirement 2030 Fund”) and MassMutual Destination Retirement 2040 Fund (“Destination Retirement 2040 Fund”).

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund had a sixth class of shares: Class Z. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment  Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value.  The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions.  It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00.  Valuation methods approved by the Trust’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value  for a security is likely to be different from the last quoted market price or pricing service information.  In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value.  The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.  The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day.  As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  The Funds receive compensation for lending their securities.  At September 30, 2004, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral

Short-Duration Bond Fund	$48,168,960	$49,172,232
Core Bond Fund	138,526,129	141,537,488
Balanced Fund	15,519,631	16,090,245
Strategic Balanced Fund	15,304,716	16,169,480
Core Value Equity Fund	65,666,037	67,925,525
Fundamental Value Fund	48,951,267	50,405,826
Value Equity Fund	10,187,851	10,553,200
Large Cap Value Fund	57,020,010	59,024,246
Indexed Equity Fund	89,205,586	92,837,266
Blue Chip Growth Fund	31,256,645	32,316,595
Large Cap Growth Fund	4,775,319	4,971,254
Growth Equity Fund	47,782,287	49,548,662
Aggressive Growth Fund	28,231,288	29,413,802
OTC 100 Fund	9,535,251	10,000,516
Focused Value Fund	87,976,970	92,300,812
Small Company Value Fund	57,592,827	60,552,366
Small Cap Equity Fund	6,950,606	7,225,074
Mid Cap Growth Equity Fund	22,765,382	23,513,451
Mid Cap Growth Equity II Fund	101,592,726	105,455,218
Small Cap Growth Equity Fund	109,254,832	114,056,042
Small Company Growth Fund	47,273,639	50,420,792
Emerging Growth Fund	36,682,720	38,247,818
International Equity Fund	81,059,720	85,557,822
Overseas Fund	34,411,186	36,623,536

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date.  Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of open forward foreign currency contracts for the Overseas Fund at September 30, 2004, is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation
Overseas Fund

SELLS
07/13/05	British Pound Sterling	8,400,000	$15,117,480	$14,921,876	$195,604
07/14/05	British Pound Sterling	8,300,000	15,020,510	14,743,371	277,139
					$472,743

Forward Commitments

Each Fund may purchase or sell securities on a ‘‘when issued’’ or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Forward commitments are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.  See the Portfolio of Investments for the Short-Duration Bond Fund, Core Bond Fund and Strategic Bond Fund for forward commitments held as of September 30, 2004.

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities.  Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.  Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses.  When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Strategic Balanced Fund, Indexed Equity Fund and the OTC 100 Fund at September 30, 2004, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ Depreciation

Strategic Balanced Fund
BUYS
48	90 Day Euro	09/19/05	$11,638,800	$44,822
2	U.S. Long Bond	09/30/04	224,062	14,872
1	U.S. Long Bond	12/31/04	112,219	433
44	U.S. Treasury Note 5 year	12/31/04	4,873,000	14,171
				$74,298
SELLS
2	90 Day Euro	03/14/05	487,200	$540
7	U.S. Long Bond	12/31/04	785,531	653
60	U.S. Treasury Note 10 year	12/31/04	6,757,500	(11,761)
				$(10,568)

Indexed Equity Fund
BUYS
67	S&P 500 Index	12/16/04	18,674,575	$(74,415)

OTC 100 Fund
BUYS
51	NASDAQ 100 Index	12/17/04	1,445,850	$15,060

Options

The Fund may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transactions, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.  See the Schedule of Investments of the Strategic Balanced Fund for open purchased option contracts as of September 30, 2004.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price decline.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

A summary of open written option contracts for the Strategic Balanced Fund at September 30, 2004, is as follows:

Swaptions

Notional Amount	Expiration Date	Description	Premiums	Market Value

$1,300,000	10/13/04	Call - OTC Interest Rate Swap - Agreement with JP Morgan Chase & Co. dated 4/13/04 to receive the notional amount multiplied by 3.00% and to pay the notional amount multiplied by the 3 month LIBOR.	$8,515	$1,277

Options on Futures

Number of Contracts	Expiration Date	Description	Premiums	Market Value

17	12/10/04	Call – Euro-BOBL Futures, December 2004, Strike @ $96.00	$9,690	$9,988

2	2/18/05	Put – U.S. 5 Year Note Futures, March 2005, Strike @ $109.00	4,376	5,446

4	2/18/05	Call – U.S. 10 year Note Futures, March 2005, Strike @ $116.00	11,190	7,015

2	11/26/04	Put – U.S. 10 Year Note Futures, December 2004, Strike @ $112.00	7,643	10,154

2	11/26/04	Put – U.S. Long Bond Futures, December 2004, Strike @ $109.00	3,679	3,938
				$36,541

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.  A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index.  The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates.  The purchase of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.  The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit.  Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar.  If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid.  When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument.  When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

A summary of open swap agreements for the Strategic Balanced Fund at September 30, 2004, is as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
Credit Default Swaps
2,000,000 USD	9/20/09	Agreement with Deutsche Bank AG dated 3/30/04 to receive 4.30% per year times the notional amount. The Fund makes payment only upon a default event of the CDS Indexco LLC.	$2,628

3.              Federal Income Tax Information

At September 30, 2004, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund	$480,108,506	$4,639,853	$(1,726,952)	$2,912,901
Inflation-Protected Bond Fund	150,611,900	625,870	(852,728)	(226,858)
Core Bond Fund	1,805,833,976	40,268,198	(9,603,249)	30,664,949
Diversified Bond Fund	240,795,208	4,126,932	(1,668,267)	2,458,665
Balanced Fund	279,015,460	15,368,036	(5,276,184)	10,091,852
Strategic Balanced Fund	240,540,222	6,669,322	(10,211,609)	(3,542,287)
Core Value Equity Fund	794,019,559	136,454,092	(10,129,251)	126,324,841
Fundamental Value Fund	790,158,667	71,763,056	(19,940,127)	51,822,929

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Value Equity Fund	88,062,350	7,263,753	(1,868,112)	5,395,641
Large Cap Value Fund	921,702,597	140,895,630	(19,109,623)	121,786,007
Indexed Equity Fund	1,709,848,469	222,546,301	(252,637,514)	(30,091,213)
Blue Chip Growth Fund	448,168,309	39,291,524	(44,543,860)	(5,252,336)
Large Cap Growth Fund	38,393,525	3,383,896	(1,644,102)	1,739,794
Growth Equity Fund	842,295,788	36,728,125	(36,939,290)	(211,165)
Aggressive Growth Fund	424,728,594	38,633,205	(15,673,212)	22,959,993
OTC 100 Fund	69,063,199	9,407,819	(4,455,537)	4,952,282
Focused Value Fund	705,160,597	118,407,151	(8,326,278)	110,080,873
Small Company Value Fund	406,466,725	54,739,333	(9,052,380)	45,686,953
Small Cap Equity Fund	389,641,200	88,110,293	(27,633,574)	60,476,719
Mid Cap Growth Equity Fund	127,261,518	23,266,765	(3,226,089)	20,040,676
Mid Cap Growth Equity II Fund	718,713,121	124,964,389	(22,411,683)	102,552,706
Small Cap Growth Equity Fund	498,769,435	84,652,249	(22,128,406)	62,523,843
Small Company Growth Fund	219,108,112	12,574,203	(19,872,040)	(7,297,837)
Emerging Growth Fund	155,539,927	11,661,804	(7,823,248)	3,838,556
International Equity Fund	771,645,393	158,289,006	(54,356,936)	103,932,070
Overseas Fund	488,439,359	55,433,846	(5,482,641)	49,951,205
Destination Retirement Income Fund	165,605,724	2,503,880	(389,803)	2,114,077
Destination Retirement 2010 Fund	10,016,062	146,314	(21,481)	124,833
Destination Retirement 2020 Fund	211,295,827	1,610,063	(849,627)	760,436
Destination Retirement 2030 Fund	167,531,870	1,111,816	(1,395,040)	(283,224)
Destination Retirement 2040 Fund	99,840,681	579,412	(972,893)	(393,481)

Note: The aggregate cost for investments for the Money Market Fund as of September 30, 2004, is the same for financial reporting and Federal income tax purposes.

4.              Investments in Affiliated Issuers

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended September 30, 2004, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Realized Gain Distributions
Destination Retirement Income Fund
Core Bond Fund, Class S	$170,425	$29,654,340	$1,630,588	$28,689,881	$31,058
Diversified Bond Fund, Class S	160,400	27,880,736	1,534,671	27,054,710	—
Growth Equity Fund, Class S	90,225	15,682,914	863,252	14,501,851	—
Inflation-Protected Bond Fund, Class S	170,425	29,623,282	1,630,588	28,861,644	—
Large Cap Value Fund, Class S	90,225	15,682,914	863,252	14,980,240	—
Money Market Fund, Class S	50,125	8,732,941	479,585	8,297,668	—
Overseas Fund, Class S	50,125	8,726,507	479,585	8,389,798	—
Short-Duration Bond Fund, Class S	150,375	26,138,190	1,438,754	25,128,764	—
Small Cap Equity Fund, Class S	70,175	12,277,157	671,418	11,815,245	79,335
Totals	$1,002,500	$174,398,981	$9,591,693	$167,719,801	$110,393

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Realized Gain Distributions
Destination Retirement 2010 Fund
Core Bond Fund, Class S	$150,375	$1,415,092	$61,521	$1,531,375	$1,274
Diversified Bond Fund, Class S	150,375	1,413,818	61,521	1,532,805	—
Fundamental Value Fund, Class S	50,125	471,273	20,507	503,101	—
Growth Equity Fund, Class S	110,275	1,036,800	45,115	1,078,724	—
Inflation-Protected Bond Fund, Class S	150,375	1,413,818	61,521	1,539,812	—
Large Cap Value Fund, Class S	60,150	565,527	24,608	605,198	—
Mid Cap Growth Equity II Fund, Class S	50,125	471,273	20,507	511,734	—
Money Market Fund, Class S	50,125	472,020	20,507	501,080	—
Overseas Fund, Class S	70,175	659,781	28,709	711,298	—
Short-Duration Bond Fund, Class S	100,250	942,546	41,014	1,013,836	—
Small Cap Equity Fund, Class S	60,150	568,669	24,608	611,932	3,142
Totals	$1,002,500	$9,430,617	$410,138	$10,140,895	$4,416

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Realized Gain Distributions
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	$90,225	$20,022,078	$1,104,886	$19,146,187	$—
Core Bond Fund, Class S	120,300	26,723,978	1,473,181	25,619,678	27,874
Diversified Bond Fund, Class S	110,275	24,471,429	1,350,416	23,546,747	—
Focused Value Fund, Class S	50,125	11,233,402	613,826	10,356,791	110,026
Fundamental Value Fund, Class S	90,225	20,022,078	1,104,886	19,008,550	—
Growth Equity Fund, Class S	90,225	20,022,078	1,104,886	18,430,681	—
Inflation-Protected Bond Fund, Class S	120,300	26,696,104	1,473,181	25,513,722	—
Large Cap Value Fund, Class S	90,225	20,022,078	1,104,886	19,096,159	—
Mid Cap Growth Equity II Fund, Class S	50,125	11,123,377	613,826	10,849,311	—
Overseas Fund, Class S	90,225	20,072,320	1,104,886	19,201,539	—
Short-Duration Bond Fund, Class S	50,125	11,123,377	613,826	10,617,035	—
Small Cap Equity Fund, Class S	50,125	11,195,367	613,826	10,669,863	71,991
Totals	$1,002,500	$222,727,666	$12,276,512	$212,056,263	$209,891

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Realized Gain Distributions
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	$120,300	$20,932,181	$959,918	$20,179,777	$—
Diversified Bond Fund, Class S	70,175	12,210,439	559,952	11,889,955	—
Emerging Growth Fund, Class S	60,150	10,466,091	479,959	9,562,156	—
Focused Value Fund, Class S	50,125	8,808,203	399,968	8,197,803	86,460
Fundamental Value Fund, Class S	130,325	22,676,530	1,039,911	21,746,418	—
Growth Equity Fund, Class S	130,325	22,676,530	1,039,911	21,060,753	—
Inflation-Protected Bond Fund, Class S	80,200	13,954,788	639,945	13,495,919	—
Large Cap Value Fund, Class S	120,300	20,932,181	959,918	20,168,079	—
Mid Cap Growth Equity II Fund, Class S	50,125	8,721,742	399,966	8,581,217	—
Overseas Fund, Class S	130,325	22,738,595	1,039,911	21,965,617	—
Small Company Value Fund, Class S	60,160	10,531,248	479,959	10,400,952	65,157
Totals	$1,002,510	$174,648,528	$7,999,318	$167,248,646	$151,617

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Realized Gain Distributions
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	$150,375	$15,494,714	$684,378	$15,046,372	$—
Emerging Growth Fund, Class S	60,150	6,197,886	273,751	5,670,390	—
Focused Value Fund, Class S	60,150	6,259,733	273,751	5,857,232	61,846
Fundamental Value Fund, Class S	150,375	15,494,714	684,378	14,941,221	—
Growth Equity Fund, Class S	150,375	15,494,714	684,378	14,464,929	—
Large Cap Value Fund, Class S	150,375	15,494,714	684,378	15,018,391	—
Mid Cap Growth Equity II Fund, Class S	60,150	6,197,886	273,751	6,134,006	—
Overseas Fund, Class S	150,375	15,535,494	684,378	15,087,294	—
Small Company Value Fund, Class S	70,175	7,276,197	319,376	7,227,365	45,330
Totals	$1,002,500	$103,446,052	$4,562,519	$99,447,200	$107,176

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Institutional Funds

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer

Date	11/17/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer

Date	11/17/2004

By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer

Date	11/17/2004